UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2009

Date of reporting period:	6/30/2009

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

MML Large Cap Value Fund

MML Equity Index Fund

MML Blue Chip Growth Fund

MML NASDAQ-100® Fund

MML Small Cap Growth Equity Fund

MML Emerging Growth Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2009

MassMutual FINANCIAL GROUP®

We'll help you get there.®

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Large Cap Value Fund	6
MML Equity Index Fund	8
MML Blue Chip Growth Fund	14
MML NASDAQ-100® Fund	16
MML Small Cap Growth Equity Fund	18
MML Emerging Growth Fund	22
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36
Notes to Financial Statements	43
Other Information	64

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2009. Continuing a trend that was firmly established in 2008, global stock markets declined substantially early in 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — except the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

In January, Barack Obama was sworn in as the 44th president of the United States and, the following month, signed into law the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President's Letter to Shareholders (Continued)

immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

Clearly, the first half of 2009 has demonstrated the cyclical nature of the financial markets. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Although market conditions can, and often do, change on a daily basis, long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to achieve a more secure financial future.

Sincerely,

Richard J. Byrne
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What is the investment objective of MML Large Cap Value Fund, and who is the Fund's sub-adviser?
The Fund seeks both capital growth and income by selecting businesses that possess characteristics that the Fund's sub-adviser believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Fund's sub-adviser is Davis Selected Advisers, L.P. (Davis).

MML Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Berkshire Hathaway, Inc. Class A	5.3%
Occidental Petroleum Corp.	4.8%
Wells Fargo & Co.	4.2%
Costco Wholesale Corp.	4.0%
EOG Resources, Inc.	3.0%
Devon Energy Corp.	2.9%
JP Morgan Chase & Co.	2.8%
American Express Co.	2.7%
CVS Caremark Corp.	2.5%
Loews Corp.	2.3%
34.5%

MML Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	27.5%
Consumer, Non-cyclical	18.9%
Energy	16.4%
Consumer, Cyclical	10.0%
Communications	6.9%
Technology	6.4%
Industrial	6.3%
Basic Materials	3.0%
Diversified	0.9%
Utilities	0.2%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

What is the investment objective of MML Equity Index Fund, and who is the Fund's sub-adviser?
The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500® Index. The Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies that make up the S&P 500 Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (NTI).

"Standard & Poor's® ", "S&P® ", "S&P 500® ", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	4.1%
Microsoft Corp.	2.2%
Johnson & Johnson	1.9%
The Procter & Gamble Co.	1.8%
AT&T, Inc.	1.8%
International Business Machines Corp.	1.7%
JP Morgan Chase & Co.	1.6%
Chevron Corp.	1.6%
Apple, Inc.	1.5%
General Electric Co.	1.5%
19.7%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	23.8%
Financial	13.1%
Energy	12.3%
Technology	12.3%
Communications	11.3%
Industrial	9.7%
Consumer, Cyclical	8.3%
Utilities	3.9%
Basic Materials	3.0%
Diversified	0.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Blue Chip Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

Effective May 1, 2009, MML Growth Equity Fund was merged into MML Blue Chip Growth Fund.

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	5.1%
Amazon.com, Inc.	4.1%
Google, Inc. Class A	3.8%
Microsoft Corp.	2.9%
Danaher Corp.	2.7%
The Goldman Sachs Group, Inc.	2.6%
Qualcomm, Inc.	2.5%
State Street Corp.	2.2%
Gilead Sciences, Inc.	2.1%
Schlumberger Ltd.	2.1%
30.1%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Communications	21.1%
Consumer, Non-cyclical	19.3%
Financial	16.4%
Technology	16.2%
Consumer, Cyclical	9.1%
Energy	8.1%
Industrial	5.6%
Basic Materials	2.7%
Utilities	0.8%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

What is the investment objective of MML NASDAQ-100® Fund, and who is the Fund's sub-adviser?
The Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index® . The Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies included in the NASDAQ-100 Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (NTI).

NASDAQ® , NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MML NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	13.1%
Qualcomm, Inc.	6.7%
Microsoft Corp.	5.4%
Google, Inc. Class A	4.5%
Oracle Corp.	3.3%
Gilead Sciences, Inc.	3.1%
Research In Motion Ltd.	3.0%
Cisco Systems, Inc.	2.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.6%
Intel Corp.	2.4%
46.9%

MML NASDAQ-100 Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Technology	41.0%
Communications	26.1%
Consumer, Non-cyclical	19.1%
Consumer, Cyclical	7.2%
Industrial	3.1%
Energy	0.9%
Basic Materials	0.7%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Small Cap Growth Equity Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's sub-advisers believe offer potential for long-term growth. The Fund's two sub-advisers are Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 53% of the Fund's portfolio; and Wellington Management Company, LLP (Wellington Management), which managed approximately 47% of the Fund's portfolio, as of June 30, 2009.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Athenahealth, Inc.	2.3%
J.B. Hunt Transport Services, Inc.	2.2%
Riverbed Technology, Inc.	2.2%
Constant Contact, Inc.	1.9%
MICROS Systems, Inc.	1.9%
Blackboard, Inc.	1.8%
LKQ Corp.	1.8%
Alberto-Culver Co.	1.8%
FactSet Research Systems, Inc.	1.8%
Allscripts-Misys Healthcare Solutions, Inc.	1.7%
19.4%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	22.1%
Technology	21.6%
Consumer, Cyclical	17.4%
Industrial	13.9%
Communications	9.1%
Financial	6.2%
Energy	4.7%
Utilities	1.3%
Basic Materials	1.0%
Mutual Funds	0.1%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

What is the investment objective of MML Emerging Growth Fund, and who are the Fund's sub-advisers?
The Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above-average rates. The Fund's sub-advisers are Insight Capital Research & Management, Inc. (Insight Capital), which oversaw approximately 50% of the Fund's portfolio; and Essex Investment Management Company, LLC (Essex), which was responsible for approximately 50% of the Fund's portfolio, as of June 30, 2009.

MML Emerging Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Neutral Tandem Inc.	3.0%
Green Mountain Coffee Roasters, Inc.	2.8%
STEC, Inc.	2.8%
Aeropostale, Inc.	2.5%
AsiaInfo Holdings, Inc.	2.3%
Brocade Communications Systems, Inc.	2.2%
American Dairy, Inc.	2.1%
Illumina, Inc.	2.0%
Synaptics, Inc.	1.9%
Macrovision Solutions Corp.	1.8%
23.4%

MML Emerging Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	28.0%
Technology	20.5%
Communications	18.5%
Industrial	10.7%
Consumer, Cyclical	9.6%
Financial	4.1%
Energy	2.2%
Basic Materials	1.3%
Total Long-Term Investments	94.9%
Short-Term Investments and Other Assets and Liabilities	5.1%
Net Assets	100.0%

5

MML Large Cap Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.7%
COMMON STOCK – 95.7%
Agriculture – 0.9%
Philip Morris International, Inc.	39,000	$1,701,180
Auto Manufacturers – 0.3%
Paccar, Inc.	17,820	579,328
Banks – 8.3%
Julius Baer Holding AG	95,740	3,731,868
The Bank of New York Mellon Corp.	132,180	3,874,196
Wells Fargo & Co.	330,343	8,014,121
		15,620,185
Beverages – 3.0%
The Coca-Cola Co.	13,600	652,664
Diageo PLC Sponsored ADR (United Kingdom)	53,600	3,068,600
Heineken Holding NV Class A	62,550	1,988,803
		5,710,067
Building Materials – 0.7%
Martin Marietta Materials, Inc.	17,700	1,396,176
Chemicals – 0.8%
Monsanto Co.	14,100	1,048,194
Potash Corp. of Saskatchewan Inc.	5,082	472,880
		1,521,074
Coal – 0.7%
China Coal Energy Co.	1,073,700	1,289,924
Commercial Services – 4.2%
Cosco Pacific Ltd.	374,600	418,955
H&R Block, Inc.	69,300	1,194,039
Iron Mountain Inc. (a)	144,799	4,162,972
Moody's Corp.	61,300	1,615,255
Visa Inc. Class A	7,870	489,986
		7,881,207
Computers – 1.4%
Hewlett-Packard Co.	68,500	2,647,525
Cosmetics & Personal Care – 1.4%
The Procter & Gamble Co.	53,800	2,749,180
Diversified Financial – 6.7%
American Express Co.	220,000	5,112,800
Ameriprise Financial, Inc.	44,880	1,089,238
The Goldman Sachs Group, Inc.	7,760	1,144,134
JP Morgan Chase & Co.	153,916	5,250,075
		12,596,247
Electric – 0.2%
The AES Corp. (a)	29,200	339,012
Electronics – 1.1%
Agilent Technologies, Inc. (a)	94,000	1,909,140
Garmin Ltd.	11,100	264,402
		2,173,542
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland)	43,240	682,327
Foods – 0.3%
The Hershey Co.	14,000	504,000
Forest Products & Paper – 0.6%
Sino-Forest Corp. (a)	107,610	1,147,741
Health Care — Products – 2.4%
Becton, Dickinson & Co.	20,100	1,433,331
Johnson & Johnson	54,300	3,084,240
		4,517,571
Health Care — Services – 1.1%
Laboratory Corp. of America Holdings (a)	7,700	521,983
UnitedHealth Group, Inc.	64,300	1,606,214
		2,128,197
Holding Company — Diversified – 0.9%
China Merchants Holdings International Co. Ltd.	579,020	1,653,556
Housewares – 0.1%
Hunter Douglas NV	6,765	276,340
Insurance – 11.6%
American International Group, Inc.	110,550	128,238
Berkshire Hathaway, Inc. Class A (a)	111	9,990,000
The Hartford Financial Services Group, Inc.	39,200	465,304
Loews Corp.	159,100	4,359,340
Markel Corp. (a)	495	139,442
Nipponkoa Insurance Co. Ltd.	7,800	45,197
Principal Financial Group, Inc.	16,600	312,744
The Progressive Corp. (a)	268,250	4,053,257
Sun Life Financial, Inc.	10,840	291,813
Transatlantic Holdings, Inc.	46,143	1,999,376
		21,784,711
Internet – 2.1%
Amazon.com, Inc. (a)	11,331	947,952
Google, Inc. Class A (a)	6,570	2,769,846
Liberty Media Holding Corp. Interactive Class A (a)	40,700	203,907
		3,921,705
Leisure Time – 0.7%
Harley-Davidson, Inc.	87,500	1,418,375
Machinery — Construction & Mining – 0.7%
BHP Billiton PLC	36,200	817,537
Rio Tinto PLC	12,900	449,007
		1,266,544
Manufacturing – 0.8%
Tyco International Ltd.	55,200	1,434,096
Media – 4.1%
Comcast Corp. Special Class A	237,550	3,349,455
Liberty Media Corp. Entertainment Class A (a)	37,460	1,002,055
News Corp. Class A	230,150	2,096,667
The Walt Disney Co.	59,500	1,388,135
		7,836,312
Mining – 0.6%
Vulcan Materials Co.	25,000	1,077,500
Oil & Gas – 14.8%
Canadian Natural Resources Ltd.	74,800	3,926,252
ConocoPhillips	88,860	3,737,452
Devon Energy Corp.	100,600	5,482,700
EOG Resources, Inc.	82,100	5,576,232

The accompanying notes are an integral part of the financial statements.

6

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	138,930	$9,142,983
		27,865,619
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	22,479	1,669,965
Packaging & Containers – 1.9%
Sealed Air Corp.	198,600	3,664,170
Pharmaceuticals – 5.6%
Cardinal Health, Inc.	43,600	1,331,980
Express Scripts, Inc. (a)	33,300	2,289,375
Merck & Co., Inc.	61,100	1,708,356
Pfizer, Inc.	109,200	1,638,000
Schering-Plough Corp.	140,100	3,519,312
		10,487,023
Real Estate – 1.1%
Brookfield Asset Management, Inc. Class A	48,000	819,360
Hang Lung Properties Ltd.	265,000	1,245,705
		2,065,065
Retail – 8.2%
Bed Bath & Beyond, Inc. (a)	71,100	2,186,325
Carmax, Inc. (a)	72,970	1,072,659
Costco Wholesale Corp.	166,200	7,595,340
CVS Caremark Corp.	146,198	4,659,330
		15,513,654
Semiconductors – 2.0%
Texas Instruments, Inc.	175,700	3,742,410
Software – 3.0%
Activision Blizzard, Inc. (a)	86,800	1,096,284
Dun & Bradstreet Corp.	11,450	929,855
Microsoft Corp.	153,100	3,639,187
		5,665,326
Telecommunications – 0.7%
Cisco Systems, Inc. (a)	67,200	1,252,608
Transportation – 1.4%
China Shipping Development Co. Ltd. Class H	482,000	614,943
Kuehne & Nagel International AG	12,400	973,135
United Parcel Service, Inc. Class B	20,000	999,800
		2,587,878
TOTAL COMMON STOCK (Cost $209,262,168)		180,367,340
TOTAL EQUITIES (Cost $209,262,168)		180,367,340
RIGHTS – 0.1%
Computers – 0.1%
Rio Tinto PLC (a)	6,772	228,354
TOTAL RIGHTS (Cost $309,413)		228,354
	Principal Amount
BONDS & NOTES – 0.7%
CORPORATE DEBT – 0.7%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (c) 5.000% 8/01/13	$359,000	296,175
Leisure Time – 0.5%
Harley-Davidson, Inc. 15.000% 2/01/14	1,000,000	1,053,397
TOTAL CORPORATE DEBT (Cost $1,351,855)		1,349,572
TOTAL BONDS & NOTES (Cost $1,351,855)		1,349,572
TOTAL LONG-TERM INVESTMENTS (Cost $210,923,436)		181,945,266
SHORT-TERM INVESTMENTS – 5.3%
Repurchase Agreement – 5.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (d)	9,878,416	9,878,416
TOTAL SHORT-TERM INVESTMENTS (Cost $9,878,416)		9,878,416
TOTAL INVESTMENTS – 101.8% (Cost $220,801,852) (e)		191,823,682
Other Assets/ (Liabilities) – (1.8)%		(3,415,829)
NET ASSETS – 100.0%		$188,407,853

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $296,175 or 0.16% of net assets.
(c)	Restricted security. (Note 2).
(d)	Maturity value of $9,878,419. Collateralized by U.S. Government Agency obligations with rates ranging from 5.500% - 6.000%, maturity dates ranging from 6/01/17 - 7/01/17, and an aggregate market value, including accrued interest, of $10,076,083.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Equity Index Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.7%
COMMON STOCK – 97.7%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	13,919	$70,291
Omnicom Group, Inc.	9,212	290,915
		361,206
Aerospace & Defense – 2.2%
Boeing Co.	21,511	914,218
General Dynamics Corp.	11,414	632,221
Goodrich Corp.	3,639	181,841
L-3 Communications Holdings, Inc.	3,500	242,830
Lockheed Martin Corp.	9,640	777,466
Northrop Grumman Corp.	9,690	442,639
Raytheon Co.	11,688	519,298
Rockwell Collins, Inc.	4,668	194,796
United Technologies Corp.	27,922	1,450,827
		5,356,136
Agriculture – 1.9%
Altria Group, Inc.	61,254	1,003,953
Archer-Daniels-Midland Co.	18,961	507,586
Lorillard, Inc.	5,046	341,967
Philip Morris International, Inc.	58,254	2,541,040
Reynolds American, Inc.	5,000	193,100
		4,587,646
Airlines – 0.1%
Southwest Airlines Co.	22,240	149,675
Apparel – 0.3%
Nike, Inc. Class B	11,462	593,502
VF Corp.	2,651	146,733
		740,235
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	93,777	569,226
Paccar, Inc.	10,735	348,995
		918,221
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	7,165	80,678
Johnson Controls, Inc.	17,550	381,186
		461,864
Banks – 4.9%
Bank of America Corp.	239,901	3,166,693
The Bank of New York Mellon Corp.	35,006	1,026,026
BB&T Corp.	18,783	412,850
Capital One Financial Corp.	13,234	289,560
Comerica, Inc.	4,569	96,634
Fifth Third Bancorp	21,022	149,256
First Horizon National Corp.	5,651	67,810
Huntington Bancshares, Inc.	14,534	60,752
KeyCorp	22,110	115,856
M&T Bank Corp.	2,300	117,139
Marshall & Ilsley Corp.	11,600	55,680
Northern Trust Corp.	7,068	379,410
PNC Financial Services Group, Inc.	13,438	521,529
Regions Financial Corp.	35,689	144,184
State Street Corp.	14,322	675,998
SunTrust Banks, Inc.	14,190	233,426
U.S. Bancorp	56,132	1,005,885
Wells Fargo & Co.	138,129	3,351,010
Zions Bancorp	3,293	38,067
		11,907,765
Beverages – 2.5%
Brown-Forman Corp. Class B	2,975	127,865
The Coca-Cola Co.	59,191	2,840,576
Coca-Cola Enterprises, Inc.	8,974	149,417
Constellation Brands, Inc. Class A (a)	6,000	76,080
Dr. Pepper Snapple Group, Inc. (a)	7,700	163,163
Molson Coors Brewing Co. Class B	4,278	181,088
The Pepsi Bottling Group, Inc.	4,038	136,646
PepsiCo, Inc.	46,108	2,534,096
		6,208,931
Biotechnology – 1.4%
Amgen, Inc. (a)	29,969	1,586,559
Biogen Idec, Inc. (a)	8,537	385,446
Celgene Corp. (a)	13,578	649,571
Genzyme Corp. (a)	8,000	445,360
Life Technologies Corp. (a)	4,874	203,343
Millipore Corp. (a)	1,615	113,389
		3,383,668
Building Materials – 0.0%
Masco Corp.	10,667	102,190
Chemicals – 1.8%
Air Products & Chemicals, Inc.	6,158	397,745
CF Industries Holdings, Inc.	1,400	103,796
The Dow Chemical Co.	31,268	504,666
Du Pont (E.I.) de Nemours & Co.	26,704	684,156
Eastman Chemical Co.	2,100	79,590
Ecolab, Inc.	4,916	191,675
International Flavors & Fragrances, Inc.	2,346	76,761
Monsanto Co.	16,170	1,202,078
PPG Industries, Inc.	4,889	214,627
Praxair, Inc.	9,064	644,178
The Sherwin-Williams Co.	2,929	157,434
Sigma-Aldrich Corp.	3,568	176,830
		4,433,536
Coal – 0.2%
CONSOL Energy, Inc.	5,500	186,780
Massey Energy Co.	2,500	48,850
Peabody Energy Corp.	7,900	238,264
		473,894
Commercial Services – 1.3%
Apollo Group, Inc. Class A (a)	3,188	226,731
Automatic Data Processing, Inc.	14,804	524,654
Convergys Corp. (a)	3,716	34,484
DeVry, Inc.	1,800	90,072
Donnelley (R.R.) & Sons Co.	6,122	71,138
Equifax, Inc.	3,759	98,110
H&R Block, Inc.	10,048	173,127
Iron Mountain, Inc. (a)	5,400	155,250
Mastercard, Inc. Class A	2,200	368,082
McKesson Corp.	8,087	355,828
Monster Worldwide, Inc. (a)	3,776	44,595
Moody's Corp.	5,692	149,984
Paychex, Inc.	9,497	239,324

The accompanying notes are an integral part of the financial statements.

8

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	5,700	$131,841
Robert Half International, Inc.	4,480	105,818
Total System Services, Inc.	5,714	76,510
Western Union Co.	21,033	344,941
		3,190,489
Computers – 5.5%
Affiliated Computer Services, Inc. Class A (a)	2,900	128,818
Apple, Inc. (a)	26,352	3,753,315
Cognizant Technology Solutions Corp. Class A (a)	8,800	234,960
Computer Sciences Corp. (a)	4,487	198,774
Dell, Inc. (a)	51,247	703,621
EMC Corp. (a)	59,632	781,179
Hewlett-Packard Co.	70,615	2,729,270
International Business Machines Corp.	39,065	4,079,167
Lexmark International, Inc. Class A (a)	2,397	37,993
NetApp, Inc. (a)	10,020	197,594
SanDisk Corp. (a)	6,836	100,421
Sun Microsystems, Inc. (a)	22,002	202,859
Teradata Corp. (a)	5,100	119,493
Western Digital Corp. (a)	6,500	172,250
		13,439,714
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	12,656	326,272
Colgate-Palmolive Co.	14,777	1,045,325
The Estee Lauder Cos., Inc. Class A	3,400	111,078
The Procter & Gamble Co.	86,280	4,408,908
		5,891,583
Distribution & Wholesale – 0.2%
Fastenal Co.	3,900	129,363
Genuine Parts Co.	4,729	158,705
W.W. Grainger, Inc.	1,879	153,853
		441,921
Diversified Financial – 4.8%
American Express Co.	34,708	806,614
Ameriprise Financial, Inc.	7,521	182,535
The Charles Schwab Corp.	27,795	487,524
CIT Group, Inc.	8,800	18,920
Citigroup, Inc.	164,990	490,020
CME Group, Inc.	1,942	604,176
Discover Financial Services	14,395	147,837
E*Trade Financial Corp. (a)	13,200	16,896
Federated Investors, Inc. Class B	2,700	65,043
Franklin Resources, Inc.	4,428	318,860
The Goldman Sachs Group, Inc.	15,013	2,213,517
IntercontinentalExchange Inc. (a)	2,100	239,904
Invesco Ltd.	11,629	207,229
Janus Capital Group, Inc.	4,450	50,730
JP Morgan Chase & Co.	115,842	3,951,371
Legg Mason, Inc.	4,085	99,592
Morgan Stanley	39,791	1,134,441
The NASDAQ OMX Group, Inc. (a)	4,100	87,371
NYSE Euronext	7,700	209,825
SLM Corp. (a)	14,042	144,211
T. Rowe Price Group, Inc.	7,500	312,525
		11,789,141
Electric – 3.7%
The AES Corp. (a)	19,749	229,286
Allegheny Energy, Inc.	5,120	131,328
Ameren Corp.	6,381	158,823
American Electric Power Co., Inc.	13,857	400,329
CenterPoint Energy, Inc.	10,263	113,714
CMS Energy Corp.	7,038	85,019
Consolidated Edison, Inc.	8,150	304,973
Constellation Energy Group, Inc.	6,325	168,118
Dominion Resources, Inc.	17,292	577,899
DTE Energy Co.	4,937	157,984
Duke Energy Corp.	37,973	554,026
Dynegy, Inc. Class A (a)	15,809	35,886
Edison International	9,630	302,960
Entergy Corp.	5,660	438,763
Exelon Corp.	19,436	995,318
FirstEnergy Corp.	9,057	350,959
FPL Group, Inc.	12,072	686,414
Integrys Energy Group, Inc.	2,300	68,977
Northeast Utilities	4,700	104,857
Pepco Holdings, Inc.	6,100	81,984
PG&E Corp.	10,821	415,959
Pinnacle West Capital Corp.	3,000	90,450
PPL Corp.	11,178	368,427
Progress Energy, Inc.	8,171	309,109
Public Service Enterprise Group, Inc.	14,996	489,319
SCANA Corp.	3,500	113,645
The Southern Co.	23,087	719,391
TECO Energy, Inc.	6,461	77,080
Wisconsin Energy Corp.	3,500	142,485
Xcel Energy, Inc.	12,772	235,132
		8,908,614
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	22,314	722,974
Molex, Inc.	4,090	63,599
		786,573
Electronics – 0.3%
Agilent Technologies, Inc. (a)	10,183	206,817
Amphenol Corp. Class A	5,100	161,364
FLIR Systems, Inc. (a)	4,200	94,752
Jabil Circuit, Inc.	5,778	42,873
PerkinElmer, Inc.	3,708	64,519
Waters Corp. (a)	2,800	144,116
		714,441
Engineering & Construction – 0.2%
Fluor Corp.	5,354	274,607
Jacobs Engineering Group, Inc. (a)	3,700	155,733
		430,340
Entertainment – 0.1%
International Game Technology	8,874	141,097
Environmental Controls – 0.3%
Republic Services, Inc.	9,600	234,336
Stericycle, Inc. (a)	2,600	133,978
Waste Management, Inc.	14,553	409,812
		778,126
Foods – 2.0%
Campbell Soup Co.	5,902	173,637
ConAgra Foods, Inc.	13,272	252,964
Dean Foods Co. (a)	5,200	99,788
General Mills, Inc.	9,708	543,842

The accompanying notes are an integral part of the financial statements.

9

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H.J. Heinz Co.	9,422	$336,365
The Hershey Co.	4,844	174,384
Hormel Foods Corp.	2,100	72,534
The J.M. Smucker Co.	3,539	172,208
Kellogg Co.	7,564	352,256
Kraft Foods, Inc. Class A	43,530	1,103,050
The Kroger Co.	19,318	425,962
McCormick & Co., Inc.	3,900	126,867
Safeway, Inc.	12,660	257,884
Sara Lee Corp.	20,565	200,714
SuperValu, Inc.	6,295	81,520
Sysco Corp.	17,430	391,827
Tyson Foods, Inc. Class A	8,300	104,663
Whole Foods Market, Inc.	4,100	77,818
		4,948,283
Forest Products & Paper – 0.3%
International Paper Co.	12,820	193,967
MeadWestvaco Corp.	5,101	83,707
Plum Creek Timber Co., Inc.	4,900	145,922
Weyerhaeuser Co.	6,310	192,013
		615,609
Gas – 0.2%
Nicor, Inc.	1,289	44,625
NiSource Inc.	8,446	98,480
Sempra Energy	7,217	358,180
		501,285
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	1,850	53,021
Snap-on, Inc.	1,653	47,507
The Stanley Works	2,305	78,001
		178,529
Health Care — Products – 3.8%
Baxter International, Inc.	17,892	947,560
Becton, Dickinson & Co.	7,048	502,593
Boston Scientific Corp. (a)	44,572	451,960
C.R. Bard, Inc.	2,920	217,394
Intuitive Surgical, Inc. (a)	1,100	180,026
Johnson & Johnson	81,596	4,634,653
Medtronic, Inc.	33,181	1,157,685
St. Jude Medical, Inc. (a)	10,144	416,919
Stryker Corp.	7,000	278,180
Varian Medical Systems, Inc. (a)	3,700	130,018
Zimmer Holdings, Inc. (a)	6,422	273,577
		9,190,565
Health Care — Services – 1.4%
Aetna, Inc.	13,244	331,762
CIGNA Corp.	8,020	193,202
Coventry Health Care, Inc. (a)	4,485	83,914
DaVita, Inc. (a)	3,000	148,380
Humana, Inc. (a)	5,003	161,397
Laboratory Corp. of America Holdings (a)	3,200	216,928
Quest Diagnostics, Inc.	4,528	255,515
Tenet Healthcare Corp. (a)	12,559	35,416
Thermo Fisher Scientific, Inc. (a)	12,354	503,673
UnitedHealth Group, Inc.	35,180	878,797
WellPoint, Inc. (a)	14,353	730,424
		3,539,408
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	5,100	107,559
Home Builders – 0.1%
Centex Corp.	3,846	32,537
D.R. Horton, Inc.	8,500	79,560
KB Home	2,442	33,407
Lennar Corp. Class A	4,300	41,667
Pulte Homes, Inc.	6,344	56,017
		243,188
Home Furnishing – 0.1%
Harman International Industries, Inc.	1,800	33,840
Whirlpool Corp.	2,242	95,419
		129,259
Household Products – 0.5%
Avery Dennison Corp.	2,928	75,191
The Clorox Co.	4,070	227,228
Fortune Brands, Inc.	4,580	159,109
Kimberly-Clark Corp.	12,241	641,796
		1,103,324
Housewares – 0.0%
Newell Rubbermaid, Inc.	8,335	86,767
Insurance – 2.3%
AFLAC, Inc.	13,820	429,664
Allstate Corp.	15,904	388,058
American International Group, Inc.	81,032	93,997
Aon Corp.	8,146	308,489
Assurant, Inc.	3,200	77,088
Chubb Corp.	10,446	416,587
Cincinnati Financial Corp.	4,882	109,113
Genworth Financial, Inc. Class A	13,400	93,666
The Hartford Financial Services Group, Inc.	9,158	108,705
Lincoln National Corp.	7,780	133,894
Loews Corp.	10,710	293,454
Marsh & McLennan Cos., Inc.	15,242	306,821
MBIA, Inc. (a)	5,075	21,975
MetLife, Inc.	24,232	727,202
Principal Financial Group, Inc.	9,236	174,006
The Progressive Corp. (a)	19,992	302,079
Prudential Financial, Inc.	13,500	502,470
Torchmark Corp.	2,426	89,859
The Travelers Cos., Inc.	17,263	708,474
Unum Group	9,970	158,124
XL Capital Ltd. Class A	9,227	105,741
		5,549,466
Internet – 2.4%
Akamai Technologies, Inc. (a)	5,200	99,736
Amazon.com, Inc. (a)	9,533	797,531
eBay, Inc. (a)	31,923	546,841
Expedia, Inc. (a)	6,465	97,686
Google, Inc. Class A (a)	7,126	3,004,250
McAfee Inc. (a)	4,600	194,074
Symantec Corp. (a)	24,289	377,937
VeriSign, Inc. (a)	5,700	105,336
Yahoo!, Inc. (a)	41,416	648,575
		5,871,966
Iron & Steel – 0.3%
AK Steel Holding Corp.	3,200	61,408
Allegheny Technologies, Inc.	2,844	99,341
Nucor Corp.	9,336	414,798
United States Steel Corp.	4,154	148,464
		724,011
Leisure Time – 0.2%
Carnival Corp.	12,985	334,623

The accompanying notes are an integral part of the financial statements.

10

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harley-Davidson, Inc.	6,922	$112,206
		446,829
Lodging – 0.2%
Marriott International, Inc. Class A	8,861	195,553
Starwood Hotels & Resorts Worldwide, Inc.	5,340	118,548
Wyndham Worldwide Corp.	5,488	66,514
Wynn Resorts Ltd. (a)	1,790	63,187
		443,802
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	17,804	588,244
Machinery — Diversified – 0.5%
Cummins, Inc.	5,956	209,711
Deere & Co.	12,586	502,811
Eaton Corp.	4,833	215,600
Flowserve Corp.	1,700	118,677
The Manitowoc Co., Inc.	3,900	20,514
Rockwell Automation, Inc.	4,268	137,088
		1,204,401
Manufacturing – 3.1%
3M Co.	20,572	1,236,377
Cooper Industries Ltd. Class A	5,028	156,119
Danaher Corp.	7,510	463,667
Dover Corp.	5,535	183,153
Eastman Kodak Co.	8,060	23,858
General Electric Co.	312,835	3,666,426
Honeywell International, Inc.	21,890	687,346
Illinois Tool Works, Inc.	11,338	423,361
ITT Corp.	5,474	243,593
Leggett & Platt, Inc.	4,850	73,866
Pall Corp.	3,492	92,748
Parker Hannifin Corp.	4,821	207,110
Textron, Inc.	7,264	70,170
		7,527,794
Media – 2.4%
CBS Corp. Class B	20,514	141,957
Comcast Corp. Class A	85,377	1,237,113
The DIRECTV Group, Inc. (a)	15,700	387,947
Gannett Co., Inc.	6,970	24,883
The McGraw-Hill Cos., Inc.	9,360	281,830
Meredith Corp.	1,144	29,229
New York Times Co. Class A	3,565	19,643
News Corp. Class A	68,100	620,391
Scripps Networks Interactive Class A	2,700	75,141
Time Warner Cable, Inc.	10,396	329,241
Time Warner, Inc.	35,436	892,633
Viacom, Inc. Class B (a)	17,914	406,648
The Walt Disney Co.	55,032	1,283,896
Washington Post Co. Class B	182	64,097
		5,794,649
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	4,200	306,726
Mining – 0.7%
Alcoa, Inc.	28,588	295,314
Freeport-McMoRan Copper & Gold Inc.	12,133	607,985
Newmont Mining Corp.	14,512	593,105
Titanium Metals Corp.	2,800	25,732
Vulcan Materials Co.	3,337	143,825
		1,665,961
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	6,202	136,010
Xerox Corp.	25,614	165,979
		301,989
Oil & Gas – 10.2%
Anadarko Petroleum Corp.	14,520	659,063
Apache Corp.	9,900	714,285
Cabot Oil & Gas Corp.	3,000	91,920
Chesapeake Energy Corp.	16,659	330,348
Chevron Corp.	59,366	3,932,998
ConocoPhillips	43,890	1,846,013
Denbury Resources, Inc. (a)	7,500	110,475
Devon Energy Corp.	13,170	717,765
Diamond Offshore Drilling, Inc.	2,100	174,405
ENSCO International, Inc.	4,200	146,454
EOG Resources, Inc.	7,400	502,608
EQT Corp.	3,900	136,149
Exxon Mobil Corp.	144,436	10,097,521
Hess Corp.	8,417	452,414
Marathon Oil Corp.	20,980	632,127
Murphy Oil Corp.	5,600	304,192
Nabors Industries Ltd. (a)	8,630	134,455
Noble Energy, Inc.	5,100	300,747
Occidental Petroleum Corp.	24,008	1,579,967
Pioneer Natural Resources Co.	3,400	86,700
Questar Corp.	5,200	161,512
Range Resources Corp.	4,700	194,627
Rowan Cos., Inc.	3,521	68,026
Southwestern Energy Co. (a)	10,200	396,270
Sunoco, Inc.	3,586	83,195
Tesoro Corp.	4,300	54,739
Valero Energy Corp.	16,725	282,485
XTO Energy, Inc.	17,151	654,139
		24,845,599
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	9,198	335,175
BJ Services Co.	8,700	118,581
Cameron International Corp. (a)	6,400	181,120
FMC Technologies, Inc. (a)	3,700	139,046
Halliburton Co.	26,613	550,889
National Oilwell Varco, Inc. (a)	12,500	408,250
Schlumberger Ltd.	35,478	1,919,715
Smith International, Inc.	6,572	169,229
		3,822,005
Packaging & Containers – 0.2%
Ball Corp.	2,720	122,835
Bemis Co., Inc.	3,066	77,263
Owens-IIlinois, Inc. (a)	5,000	140,050
Pactiv Corp. (a)	3,959	85,911
Sealed Air Corp.	4,882	90,073
		516,132
Pharmaceuticals – 6.8%
Abbott Laboratories	45,798	2,154,338
Allergan, Inc.	9,132	434,501
AmerisourceBergen Corp.	8,904	157,957
Bristol-Myers Squibb Co.	58,642	1,191,019
Cardinal Health, Inc.	10,669	325,938
Cephalon, Inc. (a)	2,000	113,300
DENTSPLY International, Inc.	4,500	137,340
Eli Lilly & Co.	29,995	1,039,027
Express Scripts, Inc. (a)	8,022	551,513

The accompanying notes are an integral part of the financial statements.

11

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	8,980	$225,488
Gilead Sciences, Inc. (a)	26,788	1,254,750
Hospira, Inc. (a)	4,839	186,398
King Pharmaceuticals, Inc. (a)	7,567	72,870
Medco Health Solutions, Inc. (a)	14,340	654,047
Merck & Co., Inc.	62,415	1,745,123
Mylan, Inc. (a)	8,624	112,543
Patterson Cos., Inc. (a)	2,700	58,590
Pfizer, Inc.	199,841	2,997,615
Schering-Plough Corp.	48,188	1,210,483
Watson Pharmaceuticals, Inc. (a)	3,070	103,428
Wyeth	39,456	1,790,908
		16,517,176
Pipelines – 0.3%
El Paso Corp.	21,146	195,178
Spectra Energy Corp.	18,586	314,475
The Williams Cos., Inc.	17,318	270,334
		779,987
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	6,400	59,904
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	3,537	31,302
AvalonBay Communities, Inc.	2,372	132,690
Boston Properties, Inc.	4,038	192,613
Equity Residential	8,100	180,063
HCP, Inc.	8,581	181,831
Health Care, Inc.	3,100	105,710
Host Hotels & Resorts, Inc.	17,900	150,181
Kimco Realty Corp.	9,400	94,470
ProLogis	12,700	102,362
Public Storage	3,720	243,585
Simon Property Group, Inc.	8,127	417,972
Ventas, Inc.	4,300	128,398
Vornado Realty Trust	4,959	223,304
		2,184,481
Retail – 6.4%
Abercrombie & Fitch Co. Class A	2,700	68,553
AutoNation, Inc. (a)	3,268	56,700
AutoZone, Inc. (a)	1,054	159,270
Bed Bath & Beyond, Inc. (a)	7,650	235,238
Best Buy Co., Inc.	9,995	334,733
Big Lots, Inc. (a)	2,474	52,028
Coach, Inc.	9,500	255,360
Costco Wholesale Corp.	12,842	586,879
CVS Caremark Corp.	43,183	1,376,242
Darden Restaurants, Inc.	4,192	138,252
Family Dollar Stores, Inc.	4,151	117,473
GameStop Corp. Class A (a)	4,800	105,648
The Gap, Inc.	13,545	222,138
The Home Depot, Inc.	50,215	1,186,581
J.C. Penney Co., Inc.	6,709	192,615
Kohl's Corp. (a)	9,123	390,008
Limited Brands, Inc.	8,030	96,119
Lowe's Cos., Inc.	43,464	843,636
Macy's, Inc.	12,700	149,352
McDonald's Corp.	32,677	1,878,601
Nordstrom, Inc.	4,870	96,864
O'Reilly Automotive, Inc. (a)	4,100	156,128
Office Depot, Inc. (a)	8,565	39,056
Polo Ralph Lauren Corp.	1,700	91,018
RadioShack Corp.	3,781	52,783
Sears Holdings Corp. (a)	1,608	106,964
Staples, Inc.	21,359	430,811
Starbucks Corp. (a)	21,898	304,163
Target Corp.	22,268	878,918
Tiffany & Co.	3,792	96,165
The TJX Cos., Inc.	12,276	386,203
Wal-Mart Stores, Inc.	66,034	3,198,687
Walgreen Co.	29,204	858,598
Yum! Brands, Inc.	13,596	453,291
		15,595,075
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	15,600	207,324
People's United Financial, Inc.	10,400	156,416
		363,740
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	16,560	64,087
Altera Corp.	8,820	143,590
Analog Devices, Inc.	8,770	217,320
Applied Materials, Inc.	39,406	432,284
Broadcom Corp. Class A (a)	12,647	313,519
Intel Corp.	164,787	2,727,225
KLA-Tencor Corp.	5,006	126,401
Linear Technology Corp.	6,730	157,145
LSI Corp. (a)	19,428	88,592
MEMC Electronic Materials, Inc. (a)	6,600	117,546
Microchip Technology, Inc.	5,600	126,280
Micron Technology, Inc. (a)	23,617	119,502
National Semiconductor Corp.	5,896	73,995
Novellus Systems, Inc. (a)	2,850	47,595
Nvidia Corp. (a)	16,200	182,898
QLogic Corp. (a)	3,800	48,184
Teradyne, Inc. (a)	5,460	37,456
Texas Instruments, Inc.	37,826	805,694
Xilinx, Inc.	8,111	165,951
		5,995,264
Software – 4.2%
Adobe Systems, Inc. (a)	15,512	438,990
Autodesk, Inc. (a)	6,780	128,684
BMC Software, Inc. (a)	5,565	188,041
CA, Inc.	11,829	206,180
Citrix Systems, Inc. (a)	5,392	171,951
Compuware Corp. (a)	7,278	49,927
Dun & Bradstreet Corp.	1,600	129,936
Electronic Arts, Inc. (a)	9,700	210,684
Fidelity National Information Services, Inc.	5,100	101,796
Fiserv, Inc. (a)	4,721	215,750
IMS Health, Inc.	5,724	72,695
Intuit, Inc. (a)	9,520	268,083
Microsoft Corp.	226,508	5,384,095
Novell, Inc. (a)	11,076	50,174
Oracle Corp.	112,061	2,400,347
Salesforce.com, Inc. (a)	3,100	118,327
		10,135,660
Telecommunications – 6.4%
American Tower Corp. Class A (a)	11,700	368,901

The accompanying notes are an integral part of the financial statements.

12

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	174,595	$4,336,940
CenturyTel, Inc.	3,031	93,052
Ciena Corp. (a)	2,748	28,442
Cisco Systems, Inc. (a)	170,773	3,183,209
Corning, Inc.	46,091	740,221
Embarq Corp.	4,327	181,993
Frontier Communications Corp.	9,501	67,837
Harris Corp.	3,800	107,768
JDS Uniphase Corp. (a)	7,098	40,600
Juniper Networks, Inc. (a)	15,500	365,800
MetroPCS Communications, Inc. (a)	7,500	99,825
Motorola, Inc.	67,409	446,922
Qualcomm, Inc.	48,860	2,208,472
Qwest Communications International, Inc.	44,158	183,256
Sprint Nextel Corp. (a)	84,859	408,172
Tellabs, Inc. (a)	12,312	70,548
Verizon Communications, Inc.	84,116	2,584,885
Windstream Corp.	13,431	112,283
		15,629,126
Textiles – 0.0%
Cintas Corp.	3,990	91,132
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,791	91,894
Mattel, Inc.	10,889	174,768
		266,662
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	8,293	609,867
C.H. Robinson Worldwide, Inc.	5,100	265,965
CSX Corp.	11,530	399,284
Expeditors International of Washington, Inc.	6,300	210,042
FedEx Corp.	9,203	511,871
Norfolk Southern Corp.	10,889	410,189
Ryder System, Inc.	1,782	49,753
Union Pacific Corp.	14,934	777,464
United Parcel Service, Inc. Class B	29,500	1,474,705
		4,709,140
TOTAL COMMON STOCK (Cost $280,731,442)		238,177,703
TOTAL EQUITIES (Cost $280,731,442)		238,177,703
TOTAL LONG-TERM INVESTMENTS (Cost $280,731,442)		238,177,703
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$5,162,459	5,162,459
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.285%, due 11/19/09 (c)	665,000	664,259
		664,259
TOTAL SHORT-TERM INVESTMENTS (Cost $5,826,718)		5,826,718
TOTAL INVESTMENTS – 100.1% (Cost $286,558,160) (d)		244,004,421
Other Assets/ (Liabilities) – (0.1)%		(300,780)
NET ASSETS – 100.0%		$243,703,641

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $5,162,461. Collateralized by U.S. Government Agency obligations with rates ranging from 5.500% - 6.500%, maturity dates ranging from 7/01/17 - 9/01/17, and an aggregate market value, including accrued interest, of $5,266,054.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 99.3%
Aerospace & Defense – 1.6%
Goodrich Corp.	17,800	$889,466
Lockheed Martin Corp.	35,350	2,850,977
		3,740,443
Apparel – 0.3%
Nike, Inc. Class B	15,270	790,681
Banks – 6.5%
Bank of America Corp.	108,900	1,437,480
The Bank of New York Mellon Corp.	76,100	2,230,491
Northern Trust Corp.	61,800	3,317,424
PNC Financial Services Group, Inc.	300	11,643
State Street Corp.	107,400	5,069,280
U.S. Bancorp	40,900	732,928
Wells Fargo & Co.	102,000	2,474,520
		15,273,766
Beverages – 0.9%
The Coca-Cola Co.	25,500	1,223,745
PepsiCo, Inc.	16,650	915,084
		2,138,829
Biotechnology – 1.5%
Amgen, Inc. (a)	9,020	477,519
Celgene Corp. (a)	62,500	2,990,000
Genzyme Corp. (a)	1,200	66,804
		3,534,323
Chemicals – 2.6%
Monsanto Co.	16,250	1,208,025
Potash Corp. of Saskatchewan, Inc.	19,260	1,792,143
Praxair, Inc.	41,830	2,972,858
		5,973,026
Commercial Services – 4.9%
Accenture Ltd. Class A	37,350	1,249,731
Apollo Group, Inc. Class A (a)	20,920	1,487,830
Automatic Data Processing, Inc.	450	15,948
Mastercard, Inc. Class A	12,990	2,173,357
McKesson Corp.	51,600	2,270,400
Moody's Corp.	24,100	635,035
Visa, Inc. Class A	35,380	2,202,759
Western Union Co.	81,000	1,328,400
		11,363,460
Computers – 6.5%
Apple, Inc. (a)	84,520	12,038,184
Dell, Inc. (a)	4,650	63,844
Hewlett-Packard Co.	6,000	231,900
Research In Motion Ltd. (a)	41,300	2,934,365
		15,268,293
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co.	100	5,110
Distribution & Wholesale – 0.2%
Fastenal Co.	4,600	152,582
W.W. Grainger, Inc.	3,500	286,580
		439,162
Diversified Financial – 9.8%
American Express Co.	74,650	1,734,866
Ameriprise Financial, Inc.	23,100	560,637
BlackRock, Inc.	2,310	405,220
The Charles Schwab Corp.	104,300	1,829,422
CME Group, Inc.	2,115	657,998
Credit Suisse Group	3,982	181,727
Franklin Resources, Inc.	52,350	3,769,723
The Goldman Sachs Group, Inc.	40,350	5,949,204
IntercontinentalExchange Inc. (a)	22,950	2,621,808
JP Morgan Chase & Co.	96,500	3,291,615
Morgan Stanley	68,390	1,949,799
		22,952,019
Electric – 0.8%
Entergy Corp.	4,720	365,894
NRG Energy, Inc. (a)	61,600	1,599,136
		1,965,030
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	9,180	1,488,262
Engineering & Construction – 0.8%
Fluor Corp.	34,800	1,784,892
Environmental Controls – 0.1%
Republic Services, Inc.	14,400	351,504
Health Care — Products – 3.7%
Alcon, Inc.	2,320	269,399
Baxter International, Inc.	36,920	1,955,283
Becton, Dickinson & Co.	4,700	335,157
C.R. Bard, Inc.	11,200	833,840
Intuitive Surgical, Inc. (a)	5,250	859,215
Medtronic, Inc.	12,920	450,779
St. Jude Medical, Inc. (a)	80,050	3,290,055
Stryker Corp.	17,530	696,642
		8,690,370
Health Care — Services – 0.7%
WellPoint, Inc. (a)	32,950	1,676,825
Insurance – 0.0%
Aon Corp.	1,300	49,231
Internet – 11.3%
Amazon.com, Inc. (a)	114,650	9,591,619
eBay, Inc. (a)	100	1,713
Expedia, Inc. (a)	66,500	1,004,815
Google, Inc. Class A (a)	21,130	8,908,197
McAfee Inc. (a)	67,050	2,828,839
Priceline.com, Inc. (a)	12,300	1,372,065
Tencent Holdings Ltd.	168,200	1,950,812
VeriSign, Inc. (a)	46,950	867,636
		26,525,696
Leisure Time – 0.1%
Carnival Corp.	5,300	136,581
Lodging – 0.7%
Marriott International, Inc. Class A	70,459	1,555,031
Wynn Resorts Ltd. (a)	700	24,710
		1,579,741
Manufacturing – 2.7%
Danaher Corp.	101,380	6,259,201
Media – 2.9%
Discovery Communications, Inc., Series A (a)	73,975	1,668,136
Discovery Communications, Inc., Series C (a)	45,775	939,761
The McGraw-Hill Cos., Inc.	91,880	2,766,507

The accompanying notes are an integral part of the financial statements.

14

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Time Warner, Inc.	56,433	$1,421,547
		6,795,951
Mining – 0.2%
Freeport-McMoRan Copper & Gold Inc.	7,300	365,803
Oil & Gas – 3.1%
Chevron Corp.	220	14,575
EOG Resources, Inc.	24,990	1,697,321
Exxon Mobil Corp.	6,130	428,548
Petroleo Brasileiro SA Sponsored ADR (Brazil)	73,200	2,441,952
Southwestern Energy Co. (a)	35,600	1,383,060
Suncor Energy, Inc.	45,400	1,377,436
		7,342,892
Oil & Gas Services – 4.3%
Cameron International Corp. (a)	34,800	984,840
FMC Technologies, Inc. (a)	35,700	1,341,606
Schlumberger Ltd.	90,800	4,913,188
Smith International, Inc.	113,600	2,925,200
		10,164,834
Pharmaceuticals – 8.1%
Allergan, Inc.	58,360	2,776,769
Express Scripts, Inc. (a)	56,750	3,901,562
Gilead Sciences, Inc. (a)	105,250	4,929,910
Medco Health Solutions, Inc. (a)	105,600	4,816,416
Novo Nordisk A/S Class B	4,101	222,766
Roche Holding AG	1,016	138,187
Schering-Plough Corp.	2,950	74,104
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	41,600	2,052,544
Wyeth	3,050	138,440
		19,050,698
Retail – 7.8%
Bed Bath & Beyond, Inc. (a)	56,200	1,728,150
Costco Wholesale Corp.	450	20,565
CVS Caremark Corp.	85,159	2,714,017
Kohl's Corp. (a)	67,500	2,885,625
Lowe's Cos., Inc.	45,300	879,273
McDonald's Corp.	48,350	2,779,642
O'Reilly Automotive, Inc. (a)	27,500	1,047,200
Wal-Mart Stores, Inc.	76,320	3,696,941
Yum! Brands, Inc.	72,400	2,413,816
		18,165,229
Semiconductors – 3.7%
Altera Corp.	63,250	1,029,710
Broadcom Corp. Class A (a)	83,350	2,066,246
Intel Corp.	26,600	440,230
Marvell Technology Group Ltd. (a)	231,050	2,689,422
Xilinx, Inc.	114,800	2,348,808
		8,574,416
Software – 5.4%
Adobe Systems, Inc. (a)	16,350	462,705
Autodesk, Inc. (a)	19,400	368,212
Cerner Corp. (a)	3,900	242,931
Electronic Arts, Inc. (a)	78,450	1,703,934
Fiserv, Inc. (a)	56,470	2,580,679
Microsoft Corp.	282,050	6,704,328
Oracle Corp.	32,050	686,511
		12,749,300
Telecommunications – 6.9%
American Tower Corp. Class A (a)	113,070	3,565,097
Cisco Systems, Inc. (a)	79,150	1,475,356
Corning, Inc.	68,300	1,096,898
Juniper Networks, Inc. (a)	159,950	3,774,820
MetroPCS Communications, Inc. (a)	37,300	496,463
Qualcomm, Inc.	126,100	5,699,720
		16,108,354
Toys, Games & Hobbies – 0.1%
Nintendo Co. Ltd.	500	137,467
Transportation – 0.5%
Expeditors International of Washington, Inc.	24,000	800,160
Union Pacific Corp.	5,100	265,506
		1,065,666
TOTAL COMMON STOCK (Cost $219,925,301)		232,507,055
	Principal Amount
TOTAL EQUITIES (Cost $219,925,301)		232,507,055
TOTAL LONG-TERM INVESTMENTS (Cost $219,925,301)		232,507,055
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$1,861,161	1,861,161
TOTAL SHORT-TERM INVESTMENTS (Cost $1,861,161)		1,861,161
TOTAL INVESTMENTS – 100.1% (Cost $221,786,462) (c)		234,368,216
Other Assets/ (Liabilities) – (0.1)%		(302,525)
NET ASSETS – 100.0%		$234,065,691

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR		American Depositary Receipt
(a)		Non-income producing security.
(b)		Maturity value of $1,861,161. Collateralized by U.S. Government Agency obligations with rates ranging from 2.861% - 3.585%, maturity date of 4/01/34, and an aggregate market value, including accrued interest, of $1,899,457.
(c)		See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML NASDAQ-100 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	629	$17,857
Auto Manufacturers – 1.0%
Paccar, Inc.	2,165	70,384
Beverages – 0.2%
Hansen Natural Corp. (a)	476	14,670
Biotechnology – 7.3%
Amgen, Inc. (a)	2,536	134,256
Biogen Idec, Inc. (a)	1,690	76,304
Celgene Corp. (a)	2,422	115,869
Genzyme Corp. (a)	1,802	100,317
Illumina, Inc. (a)	628	24,454
Life Technologies Corp. (a)	925	38,591
Vertex Pharmaceuticals, Inc. (a)	955	34,036
		523,827
Chemicals – 0.4%
Sigma-Aldrich Corp.	623	30,876
Commercial Services – 2.6%
Apollo Group, Inc. Class A (a)	870	61,875
Automatic Data Processing, Inc.	1,916	67,903
Paychex, Inc.	1,790	45,108
Pharmaceutical Product Development, Inc.	582	13,514
		188,400
Computers – 18.6%
Apple, Inc. (a)	6,619	942,744
Cognizant Technology Solutions Corp. Class A (a)	1,490	39,783
Dell Inc. (a)	3,872	53,163
Logitech International SA (a)	887	12,418
NetApp, Inc. (a)	1,829	36,068
Research In Motion Ltd. (a)	3,010	213,860
Seagate Technology	2,654	27,761
Sun Microsystems, Inc. (a)	1,746	16,098
		1,341,895
Distribution & Wholesale – 0.3%
Fastenal Co.	747	24,778
Electronics – 0.9%
Flextronics International Ltd. (a)	4,560	18,742
FLIR Systems, Inc. (a)	833	18,792
Garmin Ltd.	1,011	24,082
		61,616
Energy — Alternate Sources – 0.9%
First Solar, Inc. (a)	391	63,389
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	707	16,791
Environmental Controls – 0.3%
Stericycle, Inc. (a)	477	24,580
Health Care — Products – 1.1%
Henry Schein, Inc. (a)	459	22,009
Hologic, Inc. (a)	1,448	20,605
Intuitive Surgical, Inc. (a)	206	33,714
		76,328
Internet – 11.4%
Akamai Technologies, Inc. (a)	860	16,495
Amazon.com, Inc. (a)	1,524	127,498
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	139	41,851
Check Point Software Technologies Ltd. (a)	1,113	26,122
eBay, Inc. (a)	5,073	86,900
Expedia, Inc. (a)	1,536	23,209
Google, Inc. Class A (a)	779	328,419
IAC/InterActiveCorp (a)	821	13,177
Liberty Media Holding Corp. Interactive Class A (a)	2,835	14,203
Symantec Corp. (a)	4,544	70,705
VeriSign, Inc. (a)	993	18,351
Yahoo!, Inc. (a)	3,604	56,439
		823,369
Iron & Steel – 0.2%
Steel Dynamics, Inc.	1,175	17,308
Lodging – 0.4%
Wynn Resorts Ltd. (a)	714	25,204
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	548	19,575
Media – 4.3%
Comcast Corp. Class A	7,630	110,559
The DIRECTV Group, Inc. (a)	3,942	97,407
DISH Network Corp. Class A (a)	1,169	18,949
Liberty Global, Inc. Class A (a)	795	12,633
News Corp. Class A	7,549	68,771
		308,319
Pharmaceuticals – 8.0%
Cephalon, Inc. (a)	372	21,074
DENTSPLY International, Inc.	732	22,341
Express Scripts, Inc. (a)	1,287	88,481
Gilead Sciences, Inc. (a)	4,760	222,958
Patterson Cos., Inc. (a)	639	13,866
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,838	189,367
Warner Chilcott Ltd. Class A (a)	1,290	16,964
		575,051
Retail – 5.0%
Bed Bath & Beyond, Inc. (a)	1,859	57,164
Costco Wholesale Corp.	1,217	55,617
O'Reilly Automotive, Inc. (a)	738	28,103
Ross Stores, Inc.	684	26,402
Sears Holdings Corp. (a)	663	44,103
Staples, Inc.	2,600	52,442
Starbucks Corp. (a)	5,436	75,506
Urban Outfitters, Inc. (a)	901	18,804
		358,141
Semiconductors – 7.4%
Altera Corp.	2,167	35,279
Applied Materials, Inc.	3,739	41,017

The accompanying notes are an integral part of the financial statements.

16

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	2,063	$51,142
Intel Corp.	10,347	171,243
KLA-Tencor Corp.	1,122	28,330
Lam Research Corp. (a)	709	18,434
Linear Technology Corp.	1,540	35,959
Marvell Technology Group Ltd. (a)	3,202	37,271
Maxim Integrated Products, Inc.	1,646	25,826
Microchip Technology, Inc.	849	19,145
Nvidia Corp. (a)	2,804	31,657
Xilinx, Inc.	1,890	38,669
		533,972
Software – 14.6%
Activision Blizzard, Inc. (a)	6,162	77,826
Adobe Systems, Inc. (a)	2,733	77,344
Autodesk, Inc. (a)	1,237	23,478
CA, Inc.	2,604	45,388
Citrix Systems, Inc. (a)	1,164	37,120
Electronic Arts, Inc. (a)	1,762	38,271
Fiserv, Inc. (a)	1,043	47,665
Infosys Technologies Ltd. Sponsored ADR (India)	610	22,436
Intuit, Inc. (a)	2,139	60,234
Microsoft Corp.	16,269	386,714
Oracle Corp.	11,101	237,783
		1,054,259
Telecommunications – 10.8%
Cisco Systems, Inc. (a)	10,951	204,127
Juniper Networks, Inc. (a)	1,853	43,731
Millicom International Cellular SA (a)	547	30,774
NII Holdings, Inc. (a)	877	16,724
Qualcomm, Inc.	10,635	480,702
		776,058
Textiles – 0.3%
Cintas Corp.	942	21,515
Transportation – 1.4%
C.H. Robinson Worldwide, Inc.	876	45,683
Expeditors International of Washington, Inc.	1,105	36,841
J.B. Hunt Transport Services, Inc.	684	20,883
		103,407
TOTAL COMMON STOCK (Cost $7,209,251)		7,071,569
TOTAL EQUITIES (Cost $7,209,251)		7,071,569
TOTAL LONG-TERM INVESTMENTS (Cost $7,209,251)		7,071,569
	Principal Amount
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$149,092	149,092
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 0.287%, due 11/19/09 (c)	30,000	29,967
U.S. Treasury Bill, 0.292%, due 11/19/09 (c)	10,000	9,989
		39,956
TOTAL SHORT-TERM INVESTMENTS (Cost $189,048)		189,048
TOTAL INVESTMENTS – 100.7% (Cost $7,398,299) (d)		7,260,617
Other Assets/ (Liabilities) – (0.7)%		(52,393)
NET ASSETS – 100.0%		$7,208,224

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $149,093. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 3/01/14, and an aggregate market value, including accrued interest, of $152,697.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.3%
COMMON STOCK – 97.3%
Aerospace & Defense – 2.7%
Aerovironment, Inc. (a)	73,100	$2,255,865
BE Aerospace, Inc. (a)	57,100	819,956
Cubic Corp.	12,000	429,480
Esterline Technologies Corp. (a)	10,200	276,114
Moog, Inc. Class A (a)	11,600	299,396
Teledyne Technologies, Inc. (a)	39,410	1,290,677
		5,371,488
Airlines – 0.5%
Copa Holdings SA Class A	7,620	311,048
JetBlue Airways Corp. (a)	146,120	623,933
Tam SA Sponsored ADR (Brazil) (a)	10,700	111,387
		1,046,368
Apparel – 0.2%
Carter's, Inc. (a)	11,380	280,062
The Warnaco Group, Inc. (a)	5,500	178,200
		458,262
Automotive & Parts – 0.8%
Tenneco, Inc. (a)	72,200	765,320
TRW Automotive Holdings Corp. (a)	71,300	805,690
		1,571,010
Banks – 1.4%
First Citizens BancShares, Inc. Class A	700	93,555
Huntington Bancshares, Inc.	127,900	534,622
International Bancshares Corp.	16,920	174,445
KeyCorp	91,100	477,364
Signature Bank (a)	26,787	726,464
SVB Financial Group (a)	11,700	318,474
Westamerica Bancorp	7,800	386,958
		2,711,882
Beverages – 0.1%
Central European Distribution Corp. (a)	8,500	225,845
Biotechnology – 1.0%
Celera Corp. (a)	93,060	710,048
Cougar Biotechnology, Inc. (a)	9,050	388,788
Ligand Pharmaceuticals, Inc. Class B (a)	56,090	160,417
Myriad Genetics, Inc. (a)	4,140	147,591
Regeneron Pharmaceuticals, Inc. (a)	37,240	667,341
		2,074,185
Building Materials – 1.0%
Eagle Materials, Inc.	37,300	941,452
Lennox International, Inc.	32,270	1,036,190
Trex Co., Inc. (a)	6,400	85,568
		2,063,210
Chemicals – 1.0%
Ashland, Inc.	20,700	580,635
Cytec Industries, Inc.	36,990	688,754
Solutia, Inc. (a)	120,300	692,928
		1,962,317
Coal – 0.5%
Foundation Coal Holdings, Inc.	14,500	407,595
Massey Energy Co.	30,700	599,878
		1,007,473
Commercial Services – 10.1%
AerCap Holdings NV (a)	47,400	342,228
Alliance Data Systems Corp. (a)	8,800	362,472
American Public Education, Inc. (a)	57,800	2,289,458
Bankrate, Inc. (a)	79,900	2,016,676
Bowne & Co., Inc.	61,507	400,411
Brink's Home Security Holdings, Inc. (a)	20,490	580,072
Capella Education Co. (a)	40,500	2,427,975
Coinstar, Inc. (a)	11,140	297,438
Corinthian Colleges, Inc. (a)	42,110	712,922
Corrections Corp. of America (a)	23,280	395,527
CoStar Group, Inc. (a)	60,300	2,404,161
HMS Holdings Corp. (a)	27,000	1,099,440
K12, Inc. (a)	14,420	310,751
Korn/Ferry International (a)	21,100	224,504
Localiza Rent A Car SA	25,300	155,752
PAREXEL International Corp. (a)	28,217	405,760
Riskmetrics Group, Inc. (a)	90,700	1,601,762
Service Corp. International	76,600	419,768
VistaPrint Ltd. (a)	63,250	2,697,613
Weight Watchers International, Inc.	16,200	417,474
Wright Express Corp. (a)	16,200	412,614
		19,974,778
Computers – 5.5%
Diebold, Inc.	23,100	608,916
MICROS Systems, Inc. (a)	150,800	3,818,256
Palm, Inc. (a)	16,450	272,577
Riverbed Technology, Inc. (a)	189,460	4,393,577
Seagate Technology	136,250	1,425,175
SYKES Enterprises, Inc. (a)	16,380	296,314
		10,814,815
Cosmetics & Personal Care – 1.8%
Alberto-Culver Co.	138,700	3,527,141
Bawang International (a)	114,000	35,009
		3,562,150
Distribution & Wholesale – 3.0%
Beacon Roofing Supply, Inc. (a)	13,500	195,210
Ingram Micro, Inc. Class A (a)	80,200	1,403,500
LKQ Corp. (a)	216,588	3,562,872
Owens & Minor, Inc.	11,900	521,458
Pool Corp.	15,980	264,629
		5,947,669
Diversified Financial – 1.9%
CIT Group, Inc.	187,400	402,910
Financial Federal Corp.	94,587	1,943,763

The accompanying notes are an integral part of the financial statements.

18

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GFI Group, Inc.	28,340	$191,011
JMP Group, Inc.	83,600	642,884
The NASDAQ OMX Group, Inc. (a)	30,700	654,217
		3,834,785
Electric – 0.4%
ITC Holdings Corp.	12,800	580,608
Unisource Energy Corp. Co.	10,700	283,978
		864,586
Electrical Components & Equipment – 1.0%
SunPower Corp. Class B (a)	50,666	1,213,451
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	48,900	662,595
		1,876,046
Electronics – 0.6%
Jabil Circuit, Inc.	119,470	886,468
Plexus Corp. (a)	16,190	331,247
		1,217,715
Energy — Alternate Sources – 0.5%
Covanta Holding Corp. (a)	35,300	598,688
Energy Conversion Devices, Inc. (a)	24,400	345,260
		943,948
Engineering & Construction – 0.9%
Chicago Bridge & Iron Co. NV	137,850	1,709,340
Entertainment – 3.5%
Bally Technologies, Inc. (a)	30,000	897,600
Churchill Downs, Inc.	16,200	545,292
DreamWorks Animation SKG, Inc. Class A (a)	49,500	1,365,705
Scientific Games Corp. Class A (a)	172,100	2,714,017
Vail Resorts, Inc. (a)	56,300	1,509,966
		7,032,580
Environmental Controls – 0.3%
Waste Connections, Inc. (a)	23,350	604,999
Gas – 0.4%
UGI Corp.	33,600	856,464
Hand & Machine Tools – 0.2%
Regal-Beloit Corp.	11,130	442,084
Health Care — Products – 3.9%
ABIOMED, Inc. (a)	153,000	1,349,460
AngioDynamics, Inc. (a)	23,080	306,272
Inverness Medical Innovations, Inc. (a)	16,190	576,040
Masimo Corp. (a)	9,500	229,045
NuVasive, Inc. (a)	53,200	2,372,720
Orthovita, Inc. (a)	117,252	603,848
SSL International PLC	24,710	210,940
Varian Medical Systems, Inc. (a)	5,230	183,782
Volcano Corp. (a)	113,130	1,581,557
Zoll Medical Corp. (a)	16,240	314,082
		7,727,746
Health Care — Services – 3.1%
Almost Family, Inc. (a)	8,940	233,423
Community Health Systems, Inc. (a)	30,500	770,125
Health Management Associates, Inc. Class A (a)	157,700	779,038
Health Net, Inc. (a)	66,250	1,030,187
Healthsouth Corp. (a)	40,620	586,553
Healthways, Inc. (a)	108,100	1,453,945
ICON PLC Sponsored ADR (Ireland) (a)	23,884	515,417
Kindred Healthcare, Inc. (a)	44,400	549,228
Psychiatric Solutions, Inc. (a)	12,770	290,390
		6,208,306
Home Builders – 0.2%
Lennar Corp. Class A	39,600	383,724
Home Furnishing – 1.8%
DTS, Inc. (a)	51,750	1,400,872
TiVo, Inc. (a)	198,300	2,078,184
		3,479,056
Household Products – 0.6%
Jarden Corp. (a)	37,250	698,437
The Scotts Miracle-Gro Co. Class A	12,090	423,755
		1,122,192
Insurance – 1.1%
Allied World Assurance Holdings Ltd.	18,870	770,462
Assured Guaranty Ltd.	12,600	155,988
Lancashire Holdings Ltd. (a)	41,700	320,472
Navigators Group, Inc. (a)	12,900	573,147
ProAssurance Corp. (a)	8,600	397,406
		2,217,475
Internet – 4.3%
Constant Contact, Inc. (a)	192,600	3,821,184
DealerTrack Holdings, Inc. (a)	44,150	750,550
Equinix, Inc. (a)	7,810	568,099
S1 Corp. (a)	103,100	711,390
Sapient Corp. (a)	115,700	727,753
Vocus, Inc. (a)	99,800	1,972,048
		8,551,024
Leisure Time – 0.5%
Life Time Fitness, Inc. (a)	20,000	400,200
Royal Caribbean Cruises Ltd.	43,300	586,282
		986,482
Lodging – 0.8%
Gaylord Entertainment Co. (a)	126,800	1,611,628
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	47,500	1,356,600
Machinery — Diversified – 0.6%
Briggs & Stratton Corp.	16,390	218,643
Wabtec Corp.	28,400	913,628
		1,132,271
Manufacturing – 0.6%
Pall Corp.	6,640	176,358
Pentair, Inc.	13,590	348,176
Polypore International, Inc. (a)	21,700	241,304
Teleflex, Inc.	10,000	448,300
		1,214,138
Media – 1.8%
FactSet Research Systems, Inc.	70,062	3,493,992
Office Furnishings – 0.2%
Knoll, Inc.	57,600	436,608

The accompanying notes are an integral part of the financial statements.

19

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 3.4%
Arena Resources, Inc. (a)	9,140	$291,109
Bill Barrett Corp. (a)	96,950	2,662,247
Carrizo Oil & Gas, Inc. (a)	74,200	1,272,530
Comstock Resources, Inc. (a)	17,400	575,070
Frontier Oil Corp.	46,400	608,304
Karoon Gas Australia Ltd. (a)	20,545	149,340
St. Mary Land & Exploration Co.	28,870	602,517
Whiting Petroleum Corp. (a)	15,400	541,464
		6,702,581
Oil & Gas Services – 0.5%
Complete Production Services, Inc. (a)	99,990	635,936
TETRA Technologies, Inc. (a)	53,000	421,880
		1,057,816
Pharmaceuticals – 1.5%
Alkermes, Inc. (a)	25,370	274,503
Amylin Pharmaceuticals, Inc. (a)	49,700	670,950
Auxilium Pharmaceuticals, Inc. (a)	9,120	286,186
Cubist Pharmaceuticals, Inc. (a)	14,920	273,484
Herbalife Ltd.	16,700	526,718
The Medicines Co. (a)	20,710	173,757
Myriad Pharmaceuticals Inc. (a)	1,185	5,510
Omnicare, Inc.	5,250	135,240
Onyx Pharmaceuticals, Inc. (a)	7,080	200,081
OSI Pharmaceuticals, Inc. (a)	7,140	201,562
United Therapeutics Corp. (a)	3,240	269,989
		3,017,980
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,800	44,928
Real Estate Investment Trusts (REITS) – 1.8%
Camden Property Trust	14,300	394,680
DiamondRock Hospitality Co.	81,300	508,938
LaSalle Hotel Properties	44,400	547,896
MFA Financial, Inc.	88,700	613,804
Redwood Trust, Inc.	57,500	848,700
Regency Centers Corp.	9,800	342,118
Taubman Centers, Inc.	9,480	254,633
		3,510,769
Retail – 5.4%
Advance Auto Parts, Inc.	9,630	399,548
Aeropostale, Inc. (a)	7,710	264,222
AnnTaylor Stores Corp. (a)	39,100	312,018
BJ's Wholesale Club, Inc. (a)	15,100	486,673
Buffalo Wild Wings, Inc. (a)	7,790	253,331
The Cheesecake Factory, Inc. (a)	37,670	651,691
Denny's Corp. (a)	300,800	646,720
FGX International Holdings Ltd. (a)	11,430	130,073
Foot Locker, Inc.	30,500	319,335
The Gymboree Corp. (a)	9,210	326,771
Hanesbrands, Inc. (a)	47,200	708,472
Lumber Liquidators, Inc. (a)	15,380	242,389
Nu Skin Enterprises, Inc. Class A	61,600	942,480
O'Reilly Automotive, Inc. (a)	86,390	3,289,731
OfficeMax, Inc.	90,110	565,891
Penske Auto Group, Inc.	46,000	765,440
Talbots, Inc.	91,400	493,560
		10,798,345
Semiconductors – 1.2%
Cavium Networks, Inc. (a)	5,700	95,817
ON Semiconductor Corp. (a)	222,230	1,524,498
Semtech Corp. (a)	13,700	217,967
Verigy Ltd. (a)	35,800	435,686
		2,273,968
Software – 15.0%
Allscripts-Misys Healthcare Solutions, Inc.	218,700	3,468,582
American Reprographics Co. (a)	7,700	64,064
ArcSight, Inc. (a)	62,620	1,112,757
Athenahealth, Inc. (a)	122,300	4,526,323
Blackbaud, Inc.	195,250	3,036,137
Blackboard Inc. (a)	124,700	3,598,842
Commvault Systems, Inc. (a)	180,700	2,996,006
Concur Technologies, Inc. (a)	68,600	2,132,088
Eclipsys Corp. (a)	16,490	293,192
EPIQ Systems, Inc. (a)	73,359	1,126,061
Informatica Corp. (a)	31,600	543,204
Omnicell, Inc. (a)	121,200	1,302,900
Omniture, Inc. (a)	170,600	2,142,736
Red Hat, Inc. (a)	66,160	1,331,801
RightNow Technologies, Inc. (a)	38,500	454,300
Rosetta Stone, Inc. (a)	34,061	934,634
Solera Holdings, Inc. (a)	25,440	646,176
		29,709,803
Telecommunications – 3.0%
Atheros Communications, Inc. (a)	20,020	385,185
CommScope, Inc. (a)	17,200	451,672
DigitalGlobe, Inc. (a)	74,000	1,420,800
Harmonic, Inc. (a)	37,400	220,286
NeuStar, Inc. Class A (a)	16,900	374,504
NICE Systems Ltd. ADR (Israel) (a)	15,140	349,280
Plantronics, Inc.	29,900	565,409
Polycom, Inc. (a)	63,210	1,281,266
RF Micro Devices, Inc. (a)	134,600	506,096
Starent Networks Corp. (a)	14,700	358,827
		5,913,325
Toys, Games & Hobbies – 0.4%
Marvel Entertainment, Inc. (a)	11,150	396,829
RC2 Corp. (a)	21,900	289,737
		686,566
Transportation – 5.2%
Con-way, Inc.	39,700	1,401,807
Hub Group, Inc. Class A (a)	14,504	299,362
J.B. Hunt Transport Services, Inc.	145,760	4,450,053
Kansas City Southern (a)	121,725	1,960,990

The accompanying notes are an integral part of the financial statements.

20

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knight Transportation, Inc.	70,700	$1,170,085
Nordic American Tanker Shipping	6,800	216,376
Old Dominion Freight Line, Inc. (a)	19,300	647,901
Overseas Shipholding Group, Inc.	5,800	197,432
		10,344,006
Water – 0.4%
Companhia de Saneamento de Minas Gerais	64,700	841,051
TOTAL COMMON STOCK (Cost $202,878,781)		192,996,379
TOTAL EQUITIES (Cost $202,878,781)		192,996,379
MUTUAL FUNDS – 0.1%
Diversified Financial – 0.1%
iShares Russell 2000 Index Fund	5,600	285,376
TOTAL MUTUAL FUNDS (Cost $275,608)		285,376
TOTAL LONG-TERM INVESTMENTS (Cost $203,154,389)		193,281,755
	Principal Amount
SHORT-TERM INVESTMENTS – 5.4%
Repurchase Agreement – 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$10,790,779	10,790,779
TOTAL SHORT-TERM INVESTMENTS (Cost $10,790,779)		10,790,779
TOTAL INVESTMENTS – 102.8% (Cost $213,945,168) (c)		204,072,534
Other Assets/ (Liabilities) – (2.8)%		(5,627,205)
NET ASSETS – 100.0%		$198,445,329

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,790,782. Collateralized by U.S. Government Agency obligations with a rate of 4.210%, maturity dates ranging from 2/01/19 - 5/01/33, and an aggregate market value, including accrued interest, of $11,009,215.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MML Emerging Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.9%
COMMON STOCK – 94.9%
Advertising – 0.5%
APAC Customer Services, Inc. (a)	8,600	$44,118
Apparel – 0.4%
Steven Madden Ltd. (a)	1,459	37,131
Beverages – 3.1%
Diedrich Coffee, Inc. (a)	1,100	26,158
Green Mountain Coffee Roasters, Inc. (a)	4,650	274,908
		301,066
Biotechnology – 3.5%
Bio-Reference Laboratories, Inc. (a)	769	58,044
Illumina, Inc. (a)	4,869	189,599
Myriad Genetics, Inc. (a)	2,400	85,560
		333,203
Coal – 1.1%
James River Coal Co. (a)	7,000	105,910
Commercial Services – 8.2%
Aaron's, Inc.	2,200	65,604
Alliance Data Systems Corp. (a)	2,053	84,563
American Public Education, Inc. (a)	1,432	56,722
Corinthian Colleges, Inc. (a)	4,315	73,053
HMS Holdings Corp. (a)	2,600	105,872
K12, Inc. (a)	2,787	60,060
Kendle International, Inc. (a)	4,389	53,721
Kenexa Corp. (a)	3,146	36,399
PAREXEL International Corp. (a)	7,571	108,871
VistaPrint Ltd. (a)	3,200	136,480
		781,345
Computers – 10.7%
Brocade Communications Systems, Inc. (a)	26,500	207,230
iGate Corp.	6,168	40,832
IHS, Inc. Class A (a)	2,329	116,147
MICROS Systems, Inc. (a)	2,278	57,679
Palm, Inc. (a)	1,600	26,512
Riverbed Technology, Inc. (a)	5,500	127,545
STEC, Inc. (a)	11,700	271,323
Synaptics, Inc. (a)	4,700	181,655
		1,028,923
Distribution & Wholesale – 0.4%
WESCO International, Inc. (a)	1,615	40,440
Diversified Financial – 3.0%
Ocwen Financial Corp. (a)	9,900	128,403
Piper Jaffray Co., Inc (a)	1,444	63,060
Portfolio Recovery Associates, Inc. (a)	2,432	94,191
		285,654
Electrical Components & Equipment – 2.6%
A-Power Energy Generation Systems Ltd. (a)	5,065	40,419
American Superconductor Corp. (a)	2,220	58,275
Greatbatch, Inc. (a)	2,664	60,233
Powell Industries, Inc. (a)	1,080	40,035
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,500	47,425
		246,387
Electronics – 0.5%
Varian, Inc. (a)	1,330	52,442
Energy — Alternate Sources – 0.9%
FuelCell Energy, Inc. (a)	13,689	57,220
Headwaters, Inc. (a)	7,271	24,430
		81,650
Engineering & Construction – 3.4%
Layne Christensen Co. (a)	2,299	47,015
Orion Marine Group, Inc. (a)	7,500	142,500
URS Corp. (a)	2,770	137,170
		326,685
Entertainment – 2.3%
Cinemark Holdings, Inc.	4,393	49,729
Macrovision Solutions Corp. (a)	8,000	174,480
		224,209
Environmental Controls – 0.3%
Darling International, Inc. (a)	4,005	26,433
Foods – 2.9%
American Dairy, Inc. (a)	5,000	198,300
Corn Products International, Inc.	3,049	81,683
		279,983
Health Care — Products – 5.5%
Bruker Corp. (a)	8,024	74,302
Cyberonics, Inc. (a)	3,682	61,232
ICU Medical, Inc. (a)	1,900	78,185
NuVasive, Inc. (a)	1,811	80,770
Thoratec Corp. (a)	4,028	107,870
Volcano Corp. (a)	4,245	59,345
Wright Medical Group, Inc. (a)	4,280	69,593
		531,297
Health Care — Services – 0.3%
Bio-Reference Labs, Inc. (a)	1,044	33,001
Home Builders – 0.4%
China Housing & Land Development, Inc. (a)	6,500	37,440
Household Products – 0.6%
Helen of Troy Ltd. (a)	3,549	59,588
Insurance – 0.5%
Delphi Financial Group, Inc. Class A	2,469	47,973
Internet – 10.0%
Art Technology Group, Inc. (a)	13,089	49,738
Asiainfo Holdings, Inc. (a)	12,835	220,890
CyberSources Corp. (a)	6,106	93,422
GSI Commerce, Inc. (a)	3,388	48,279

The accompanying notes are an integral part of the financial statements.

22

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netease.com Inc. Sponsored ADR (Cayman Islands) (a)	2,100	$73,878
Netflix, Inc. (a)	2,400	99,216
NIC, Inc.	13,185	89,263
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	1,900	54,340
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	2,500	130,725
Sourcefire, Inc. (a)	8,100	100,359
		960,110
Leisure Time – 1.2%
WMS Industries, Inc. (a)	3,700	116,587
Lodging – 0.8%
Ameristar Casinos, Inc.	4,200	79,926
Machinery — Construction & Mining – 0.6%
Bucyrus International, Inc. Class A	2,027	57,891
Machinery — Diversified – 1.0%
Wabtec Corp.	2,833	91,138
Manufacturing – 0.7%
American Railcar Industries, Inc.	1,799	14,860
Ameron International Corp.	788	52,827
		67,687
Media – 2.1%
Central European Media Enterprises Ltd. (a)	2,259	44,480
DG FastChannel, Inc. (a)	2,344	42,895
Dolan Media Co. (a)	8,591	109,879
		197,254
Metal Fabricate & Hardware – 1.7%
Circor International, Inc.	1,797	42,427
Kaydon Corp.	3,596	117,086
		159,513
Mining – 1.3%
Silver Wheaton Corp. (a)	14,500	119,480
Office Furnishings – 0.5%
Herman Miller, Inc.	3,338	51,205
Oil & Gas – 0.3%
GMX Resources, Inc. (a)	2,379	25,312
Pharmaceuticals – 3.8%
Emergent Biosolutions, Inc. (a)	3,230	46,286
Mylan, Inc. (a)	11,028	143,915
Myriad Pharmaceuticals Inc. (a)	600	2,790
Neogen Corp. (a)	2,917	84,535
Perrigo Co.	3,133	87,035
		364,561
Real Estate – 0.6%
E-House China Holdings Ltd. Sponsored ADS (Cayman Islands) (a)	3,700	57,128
Retail – 5.3%
99 Cents Only Stores (a)	3,619	49,146
Aeropostale, Inc. (a)	7,000	239,890
The Buckle, Inc.	2,700	85,779
Fuqi International, Inc. (a)	1,300	26,923
Kirkland's, Inc. (a)	3,100	37,231
The Pep Boys-Manny, Moe & Jack	1,784	18,090
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,484	49,862
		506,921
Semiconductors – 0.4%
Advanced Analogic Technologies, Inc. (a)	7,436	34,131
Software – 7.6%
Blackboard Inc. (a)	3,963	114,372
Concur Technologies, Inc. (a)	2,211	68,718
EPIQ Systems, Inc. (a)	3,427	52,605
Informatica Corp. (a)	6,260	107,609
Longtop Financial Technologies Ltd. Sponsored ADR (Cayman Islands) (a)	2,000	49,120
Pegasystems, Inc.	5,100	134,538
SkillSoft PLC Sponsored ADR (Ireland) (a)	15,885	123,903
The Ultimate Software Group, Inc. (a)	3,101	75,168
		726,033
Telecommunications – 5.9%
Acme Packet, Inc. (a)	5,171	52,331
Neutral Tandem Inc. (a)	9,674	285,576
NICE Systems Ltd. ADR (Israel) (a)	4,153	95,810
Starent Networks Corp. (a)	5,400	131,814
		565,531
TOTAL COMMON STOCK (Cost $9,547,992)		9,085,286
TOTAL EQUITIES (Cost $9,547,992)		9,085,286
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a)(b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $9,547,992)		9,085,286
	Principal Amount
SHORT-TERM INVESTMENTS – 6.0%
Repurchase Agreement – 6.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$577,293	577,293
TOTAL SHORT-TERM INVESTMENTS (Cost $577,293)		577,293
TOTAL INVESTMENTS – 100.9% (Cost $10,125,285) (d)		9,662,579
Other Assets/ (Liabilities) – (0.9)%		(84,811)
NET ASSETS – 100.0%		$9,577,768

The accompanying notes are an integral part of the financial statements.

23

MML Emerging Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $577,293. Collateralized by U.S. Government Agency obligations with a rate of 0.657%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $590,738.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

24

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MML Large Cap Value Fund	MML Equity Index Fund
Assets:
	Investments, at value (Note 2) (a)	$181,945,266	$238,177,703
	Short-term investments, at value (Note 2) (b)	9,878,416	5,826,718
	Total investments	191,823,682	244,004,421
	Cash	-	900
	Foreign currency, at value (c)	10,915	-
	Receivables from:
	Investments sold	955,931	196,329
	Investment adviser (Note 3)	-	-
	Fund shares sold	5,131	58,223
	Interest and dividends	232,265	328,038
	Foreign taxes withheld	28,101	251
	Total assets	193,056,025	244,588,162
Liabilities:
	Payables for:
	Investments purchased	964,070	410,863
	Fund shares repurchased	3,474,971	236,389
	Variation margin on open futures contracts (Note 2)	-	35,356
	Investment advisory fees	-	520
	Trustees' fees and expenses (Note 3)	50,894	131,606
	Affiliates (Note 3):
	Investment management fees	132,059	21,438
	Administration fees	-	28,137
	Service fees	4,784	472
	Accrued expense and other liabilities	21,394	19,740
	Total liabilities	4,648,172	884,521
	Net assets	$188,407,853	$243,703,641
Net assets consist of:
	Paid-in capital	$244,525,709	$291,781,639
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	3,150,460	9,321,690
	Accumulated net realized gain (loss) on investments	(30,291,938)	(14,757,959)
	Net unrealized appreciation (depreciation) on investments	(28,976,378)	(42,641,729)
	Net assets	$188,407,853	$243,703,641

(a)	Cost of investments - unaffiliated issuers:	$210,923,436	$280,731,442
(b)	Cost of short-term investments:	$9,878,416	$5,826,718
(c)	Cost of foreign currency:	$10,937	$-

The accompanying notes are an integral part of the financial statements.

26

MML Blue Chip Growth Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund

$232,507,055	$7,071,569	$193,281,755	$9,085,286
1,861,161	189,048	10,790,779	577,293
234,368,216	7,260,617	204,072,534	9,662,579
-	-	-	-
-	-	10,433	-

314,526	-	3,516,256	287,052
-	3,213	-	2,272
40,047	3,339	37,390	34,327
153,517	1,296	60,515	1,355
11,557	-	27	-
234,887,863	7,268,465	207,697,155	9,987,585

358,122	9,134	1,685,905	375,426
248,294	23,115	7,306,597	639
-	630	-	-
-	-	-	-
18,787	4,434	41,854	5,784

167,343	2,787	191,170	8,843
-	-	-	-
2,572	255	943	152
27,054	19,886	25,357	18,973
822,172	60,241	9,251,826	409,817
$234,065,691	$7,208,224	$198,445,329	$9,577,768

$258,290,253	$16,037,050	$243,147,675	$20,421,377
426,151	2,586	(486,864)	(44,567)
(37,233,037)	(8,696,778)	(34,343,097)	(10,336,336)
12,582,324	(134,634)	(9,872,385)	(462,706)
$234,065,691	$7,208,224	$198,445,329	$9,577,768

$219,925,301	$7,209,251	$203,154,389	$9,547,992
$1,861,161	$189,048	$10,790,779	$577,293
$-	$-	$10,185	$-

27

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund
Initial Class shares:
Net assets	$180,092,652	$-
Shares outstanding (a)	21,388,936	-
Net asset value, offering price and redemption price per share	$8.42	$-
Class I shares:
Net assets	$-	$52,872,560
Shares outstanding (a)	-	4,526,831
Net asset value, offering price and redemption price per share	$-	$11.68
Class II shares:
Net assets	$-	$115,564,589
Shares outstanding (a)	-	9,877,678
Net asset value, offering price and redemption price per share	$-	$11.70
Class III shares:
Net assets	$-	$74,490,871
Shares outstanding (a)	-	6,364,988
Net asset value, offering price and redemption price per share	$-	$11.70
Service Class shares:
Net assets	$8,315,201	$-
Shares outstanding (a)	989,605	-
Net asset value, offering price and redemption price per share	$8.40	$-
Service Class I shares:
Net assets	$-	$775,621
Shares outstanding (a)	-	66,558
Net asset value, offering price and redemption price per share	$-	$11.65

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MML Blue Chip Growth Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund

$229,645,167	$6,757,154	$196,796,877	$9,299,536
28,884,580	1,796,869	16,752,142	2,254,586
$7.95	$3.76	$11.75	$4.12

$-	$-	$-	$-
-	-	-	-
$-	$-	$-	$-

$-	$-	$-	$-
-	-	-	-
$-	$-	$-	$-

$-	$-	$-	$-
-	-	-	-
$-	$-	$-	$-

$4,420,524	$451,070	$1,648,452	$278,232
557,132	120,207	140,660	67,596
$7.93	$3.75	$11.72	$4.12

$-	$-	$-	$-
-	-	-	-
$-	$-	$-	$-

29

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MML Large Cap Value Fund	MML Equity Index Fund
Investment income (Note 2):
	Dividends (a)	$1,631,803	$2,990,798
	Interest	73,183	1,285
	Total investment income	1,704,986	2,992,083
Expenses (Note 3):
	Investment management fees	666,962	112,565
	Custody fees	15,206	13,313
	Audit and legal fees	18,106	19,520
	Proxy fees	560	457
	Shareholder reporting fees	8,306	11,100
	Trustees' fees	10,133	13,918
		719,273	170,873
	Administration fees:
	Class I	-	68,346
	Class II	-	103,294
	Class III	-	17,552
	Service Class I	-	940
	Service fees:
	Service Class	7,899	-
	Service Class I	-	783
	Total expenses	727,172	361,788
	Expenses waived (Note 3):
	Initial Class fees waived by advisor	-	-
	Class I fees waived by advisor	-	(410)
	Class II fees waived by advisor	-	(972)
	Class III fees waived by advisor	-	(641)
	Service Class fees waived by advisor	-	-
	Service Class I fees waived by advisor	-	(3)
	Class II administrative fees waived	-	(27,183)
	Class III administrative fees waived	-	(17,552)
	Net expenses	727,172	315,027
	Net investment income (loss)	977,814	2,677,056
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(20,396,581)	(2,656,745)
	Futures contracts	-	189,322
	Foreign currency transactions	(5,395)	-
	Net realized gain (loss)	(20,401,976)	(2,467,423)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	29,066,474	7,069,614
	Futures contracts	-	(248,617)
	Translation of assets and liabilities in foreign currencies	1,045	-
	Net change in unrealized appreciation (depreciation)	29,067,519	6,820,997
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,665,543	4,353,574
	Net increase (decrease) in net assets resulting from operations	$9,643,357	$7,030,630

(a)	Net of withholding tax of:	$28,024	$-

The accompanying notes are an integral part of the financial statements.

30

MML Blue Chip Growth Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund

$1,042,708	$22,710	$509,920	$17,750
2,846	49	2,284	72
1,045,554	22,759	512,204	17,822

769,721	13,360	921,785	47,506
42,594	3,542	23,312	1,928
20,064	15,645	19,307	15,178
447	456	559	717
6,369	1,464	8,168	2,104
11,178	340	9,927	559
850,373	34,807	983,058	67,992

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

3,846	417	1,514	267
-	-	-	-
854,219	35,224	984,572	68,259

-	(17,157)	-	(11,167)
-	-	-	-
-	-	-	-
-	-	-	-
-	(1,024)	-	(271)
-	-	-	-
-	-	-	-
-	-	-	-
854,219	17,043	984,572	56,821
191,335	5,716	(472,368)	(38,999)

(19,081,048)	(40,184)	(13,095,692)	(1,695,362)
-	26,562	-	-
(4,320)	-	(3,224)	-
(19,085,368)	(13,622)	(13,098,916)	(1,695,362)

53,776,225	1,222,615	36,197,948	1,318,414
-	3,439	-	-
246	-	6,920	-
53,776,471	1,226,054	36,204,868	1,318,414
34,691,103	1,212,432	23,105,952	(376,948)
$34,882,438	$1,218,148	$22,633,584	$(415,947)

$8,416	$208	$6,214	$-

31

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Value Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$977,814	$2,248,210
Net realized gain (loss) on investment transactions	(20,401,976)	(9,653,692)
Net change in unrealized appreciation (depreciation) on investments	29,067,519	(105,967,819)
Net increase (decrease) in net assets resulting from operations	9,643,357	(113,373,301)
Distributions to shareholders (Note 2):
From net realized gains:
Initial Class	-	(279,560)
Service Class *	-	(110)
Total distributions from net realized gains	-	(279,670)
Net fund share transactions (Note 5):
Initial Class	(4,216,325)	(2,155,783)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class *	2,844,639	5,006,980
Service Class I **	-	-
Increase (decrease) in net assets from fund share transactions	(1,371,686)	2,851,197
Total increase (decrease) in net assets	8,271,671	(110,801,774)
Net assets
Beginning of period	180,136,182	290,937,956
End of period	$188,407,853	$180,136,182
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$3,150,460	$2,172,646

*	Service Class shares commenced operations on August 15, 2008.
**	Service Class I shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

32

MML Equity Index Fund		MML Blue Chip Growth Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$2,677,056	$6,802,692	$191,335	$264,738
(2,467,423)	(3,326,774)	(19,085,368)	(17,809,281)
6,820,997	(148,650,380)	53,776,471	(49,232,339)
7,030,630	(145,174,462)	34,882,438	(66,776,882)

-	-	-	-
-	-	-	-
-	-	-	-

-	-	26,797,040	173,567,610
3,103,241	(9,401,098)	-	-
(5,164,449)	(11,006,042)	-	-
(3,804,932)	(1,471,835)	-	-
-	-	2,011,808	1,882,275
220,847	509,391	-	-
(5,645,293)	(21,369,584)	28,808,848	175,449,885
1,385,337	(166,544,046)	63,691,286	108,673,003

242,318,304	408,862,350	170,374,405	61,701,402
$243,703,641	$242,318,304	$234,065,691	$170,374,405
$9,321,690	$6,644,634	$426,151	$234,816

33

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML NASDAQ-100 Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,716	$775
Net realized gain (loss) on investment transactions	(13,622)	(130,981)
Net change in unrealized appreciation (depreciation) on investments	1,226,054	(4,064,714)
Net increase (decrease) in net assets resulting from operations	1,218,148	(4,194,920)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(204)
Service Class *	-	(2)
Total distributions from net investment income	-	(206)
Net fund share transactions (Note 5):
Initial Class	289,036	(897,493)
Service Class *	128,368	296,028
Increase (decrease) in net assets from fund share transactions	417,404	(601,465)
Total increase (decrease) in net assets	1,635,552	(4,796,591)
Net assets
Beginning of period	5,572,672	10,369,263
End of period	$7,208,224	$5,572,672
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$2,586	$(3,130)

*	Service Class shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

34

MML Small Cap Growth Equity Fund		MML Emerging Growth Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$(472,368)	$(117,395)	$(38,999)	$(131,698)
(13,098,916)	(19,838,846)	(1,695,362)	(4,183,866)
36,204,868	(76,649,354)	1,318,414	(3,235,257)
22,633,584	(96,605,595)	(415,947)	(7,550,821)

-	-	-	-
-	-	-	-
-	-	-	-

3,096,591	29,715,094	(159,500)	(1,532,946)
581,734	838,612	99,450	226,319
3,678,325	30,553,706	(60,050)	(1,306,627)
26,311,909	(66,051,889)	(475,997)	(8,857,448)

172,133,420	238,185,309	10,053,765	18,911,213
$198,445,329	$172,133,420	$9,577,768	$10,053,765
$(486,864)	$(14,496)	$(44,567)	$(5,568)

35

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Large Cap Value Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.01		$13.21	$12.80	$11.27	$10.38		$9.35
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10 ***	0.15 ***	0.09 ***	0.09	***	0.06
Net realized and unrealized gain (loss) on investments	0.37		(5.29)	0.39	1.52	0.87		1.04
Total income (loss) from investment operations	0.41		(5.19)	0.54	1.61	0.96		1.10
Less distributions to shareholders:
From net investment income	-		-	(0.13)	(0.08)	(0.07)		(0.07)
From net realized gains	-		(0.01)	-	-	-		-
Tax return of capital	-		-	-	-	(0.00†	)	-
Total distributions	-		(0.01)	(0.13)	(0.08)	(0.07)		(0.07)
Net asset value, end of period	$8.42		$8.01	$13.21	$12.80	$11.27		$10.38
Total Return ^^	5.12%	**	(39.30% )	4.22%	14.18%	9.38%		11.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$180,093		$175,313	$290,938	$216,821	$133,756		$82,898
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.84%	0.82%	0.85%	0.89%		0.87%
After expense waiver	N/A		N/A	N/A	N/A	N/A		0.87%# ^^^
Net investment income (loss) to average daily net assets	1.15%	*	0.92%	1.10%	0.80%	0.81%		0.78%
Portfolio turnover rate	13%	**	20%	7%	10%	3%		3%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$8.01		$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.01 ***
Net realized and unrealized gain (loss) on investments	0.36		(3.56)
Total income (loss) from investment operations	0.39		(3.55)
Less distributions to shareholders:
From net realized gains	-		(0.01)
Total distributions	-		(0.01)
Net asset value, end of period	$8.40		$8.01
Total Return ^^	4.87%	**	(30.69% )**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,315		$4,823
Net expenses to average daily net assets	1.09%	*	1.12% *
Net investment income (loss) to average daily net assets	0.87%	*	0.48% *
Portfolio turnover rate	13%	**	20%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

36

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Index Fund

	Class I
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$11.33		$18.06		$17.45	$15.36	$14.90		$13.71
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.29	***	0.28 ***	0.25 ***	0.21	***	0.22 ***
Net realized and unrealized gain (loss) on investments	0.23		(7.02)		0.61	2.10	0.47		1.21
Total income (loss) from investment operations	0.35		(6.73)		0.89	2.35	0.68		1.43
Less distributions to shareholders:
From net investment income	-		-		(0.28)	(0.26)	(0.22)		(0.24)
Tax return of capital	-		-		-	-	(0.00†	)	-
Total distributions	-		-		(0.28)	(0.26)	(0.22)		(0.24)
Net asset value, end of period	$11.68		$11.33		$18.06	$17.45	$15.36		$14.90
Total Return ^^	3.09%	**	(37.26%	)	5.13%	15.30%	4.53%		10.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$52,873		$48,279		$88,058	$85,288	$76,012		$85,138
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	*	0.45%		0.45%	0.46%	0.48%		0.44%
After expense waiver	N/A##		N/A##		N/A	0.45%#	0.45%#		N/A
Net investment income (loss) to average daily net assets	2.19%	*	1.88%		1.53%	1.54%	1.42%		1.60%
Portfolio turnover rate	2%	**	5%		6%	4%	4%		4%
	Class II
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$11.34		$18.04		$17.44	$15.34	$14.89		$13.70
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.31	***	0.31 ***	0.28 ***	0.24	***	0.25 ***
Net realized and unrealized gain (loss) on investments	0.23		(7.01)		0.60	2.10	0.45		1.20
Total income (loss) from investment operations	0.36		(6.70)		0.91	2.38	0.69		1.45
Less distributions to shareholders:
From net investment income	-		-		(0.31)	(0.28)	(0.24)		(0.26)
Tax return of capital	-		-		-	-	(0.00†	)	-
Total distributions	-		-		(0.31)	(0.28)	(0.24)		(0.26)
Net asset value, end of period	$11.70		$11.34		$18.04	$17.44	$15.34		$14.89
Total Return ^^	3.17%	**	(37.14%	)	5.24%	15.54%	4.65%		10.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115,565		$117,274		$197,826	$189,688	$182,390		$184,271
Ratio of expenses to average daily net assets:
Before expense waiver	0.34%	*	0.34%		0.34%	0.35%	0.37%		0.33%
After expense waiver	0.29%	*#	0.29%#		0.29%#	0.29%#	0.29%#		0.27%#
Net investment income (loss) to average daily net assets	2.37%	*	2.01%		1.69%	1.70%	1.59%		1.75%
Portfolio turnover rate	2%	**	5%		6%	4%	4%		4%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

37

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Index Fund (Continued)

	Class III
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$11.33		$18.01		$17.41	$15.31	$14.86		$13.67
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.34	***	0.33 ***	0.30 ***	0.26	***	0.26 ***
Net realized and unrealized gain (loss) on investments	0.24		(7.02)		0.61	2.11	0.46		1.21
Total income (loss) from investment operations	0.37		(6.68)		0.94	2.41	0.72		1.47
Less distributions to shareholders:
From net investment income	-		-		(0.34)	(0.31)	(0.27)		(0.28)
Tax return of capital	-		-		-	-	(0.00†	)	-
Total distributions	-		-		(0.34)	(0.31)	(0.27)		(0.28)
Net asset value, end of period	$11.70		$11.33		$18.01	$17.41	$15.31		$14.86
Total Return ^^	3.27%	**	(37.09%	)	5.40%	15.72%	4.80%		10.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$74,491		$76,287		$122,979	$127,549	$137,295		$136,927
Ratio of expenses to average daily net assets:
Before expense waiver	0.20%	*	0.20%		0.20%	0.21%	0.23%		0.19%
After expense waiver	0.15%	*#	0.15%#		0.15%#	0.15%#	0.15%#		0.14%#
Net investment income (loss) to average daily net assets	2.51%	*	2.23%		1.83%	1.83%	1.72%		1.88%
Portfolio turnover rate	2%	**	5%		6%	4%	4%		4%
	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$11.32		$16.07
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.10	***
Net realized and unrealized gain (loss) on investments	0.23		(4.85)
Total income (loss) from investment operations	0.33		(4.75)
Net asset value, end of period	$11.65		$11.32
Total Return ^^	2.92%	**	(29.56%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$776		$478
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	*	0.72%	*
After expense waiver	N/A##		0.70%	*#
Net investment income (loss) to average daily net assets	1.81%	*	2.33%	*
Portfolio turnover rate	2%	**	5%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

38

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Blue Chip Growth Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06+
Net asset value, beginning of period	$6.83		$11.87		$10.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	0.05	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.11		(5.06)		1.29		0.58
Total income (loss) from investment operations	1.12		(5.04)		1.34		0.60
Less distributions to shareholders:
From net investment income	-		-		(0.05)		(0.02)
Tax return of capital	-		-		(0.00†	)	-
Total distributions	-		-		(0.05)		(0.02)
Net asset value, end of period	$7.95		$6.83		$11.87		$10.58
Total Return ^^	16.40%	**	(42.46%	)	12.67%		6.04%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$229,645		$168,558		$61,701		$54,746
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.85%		0.84%		0.90%	*
After expense waiver	N/A		0.84%#		N/A		0.85%	*#
Net investment income (loss) to average daily net assets	0.19%	*	0.23%		0.40%		0.37%	*
Portfolio turnover rate	42%**>>		33%		35%		24%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.83		$10.70
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.00	***†
Net realized and unrealized gain (loss) on investments	1.10		(3.87)
Total income (loss) from investment operations	1.10		(3.87)
Net asset value, end of period	$7.93		$6.83
Total Return ^^	16.11%	**	(36.17%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,421		$1,816
Net expenses to average daily net assets	1.08%	*	1.10%	*
Net investment income (loss) to average daily net assets	(0.06%	)*	0.17%	*
Portfolio turnover rate	42%**>>		33%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.
>> The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

39

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML NASDAQ-100 Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$3.08		$5.30		$4.46		$4.18		$4.13		$3.76
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.00	***†	0.00	***†	0.01	***	0.00	***†	0.02
Net realized and unrealized gain (loss) on investments	0.68		(2.22)		0.84		0.27		0.05		0.37
Total income (loss) from investment operations	0.68		(2.22)		0.84		0.28		0.05		0.39
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.00†	)	(0.00†	)	(0.00†	)	(0.02)
Total distributions	-		(0.00†	)	(0.00†	)	(0.00†	)	(0.00†	)	(0.02)
Net asset value, end of period	$3.76		$3.08		$5.30		$4.46		$4.18		$4.13
Total Return ^^	22.08%	**	(41.89%	)	18.86%		6.75%		1.26%		10.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,757		$5,322		$10,369		$8,474		$9,496		$12,223
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.23%		0.99%		1.08%		0.86%		0.77%
After expense waiver	0.56%	*#	0.56%#		0.56%#		0.56%#		0.56%#		0.56%#
Net investment income (loss) to average daily net assets	0.21%	*	0.01%		0.02%		0.13%		0.03%		0.63%
Portfolio turnover rate	4%	**	18%		17%		9%		23%		35%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$3.08		$4.99
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.67		(1.91)
Total income (loss) from investment operations	0.67		(1.91)
Less distributions to shareholders:
From net investment income	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$3.75		$3.08
Total Return ^^	21.75%	**	(38.28%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$451		$251
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	2.05%	*
After expense waiver	0.81%	*#	0.81%	*#
Net investment income (loss) to average daily net assets	(0.03%	)*	(0.16%	)*
Portfolio turnover rate	4%	**	18%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

40

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$10.46		$17.02		$16.07		$14.73		$13.21		$11.66
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.01	)***	(0.07	)***	(0.06	)***	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	1.32		(6.55)		1.63		1.40		1.57		1.62
Total income (loss) from investment operations	1.29		(6.56)		1.56		1.34		1.52		1.55
Less distributions to shareholders:
From net investment income	-		-		(0.02)		-		-		-
From net realized gains	-		-		(0.59)		-		-		-
Total distributions	-		-		(0.61)		-		-		-
Net asset value, end of period	$11.75		$10.46		$17.02		$16.07		$14.73		$13.21
Total Return ^^	12.33%	**	(38.54%	)	9.66%		9.10%		11.58%		13.29%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$196,797		$171,302		$238,185		$169,941		$105,008		$62,009
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.15%		1.14%		1.18%		1.22%		1.21%
After expense waiver	N/A		N/A		N/A		N/A		1.18%#		1.14%#	^^^
Net investment income (loss) to average daily net assets	(0.55%	)*	(0.06%	)	(0.39%	)	(0.41%	)	(0.48%	)	(0.63%	)
Portfolio turnover rate	48%	**	86%		70%		79%		61%		62%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$10.45		$15.79
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.01	***
Net realized and unrealized gain (loss) on investments	1.31		(5.35)
Total income (loss) from investment operations	1.27		(5.34)
Net asset value, end of period	$11.72		$10.45
Total Return ^^	12.15%	**	(33.82%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,648		$831
Net expenses to average daily net assets	1.40%	*	1.43%	*
Net investment income (loss) to average daily net assets	(0.79%	)*	0.21%	*
Portfolio turnover rate	48%	**	86%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

41

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Emerging Growth Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.30		$7.41		$6.29		$5.97		$5.92		$5.16
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.05	)***	(0.05	)***	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.16)		(3.06)		1.17		0.37		0.10		0.81
Total income (loss) from investment operations	(0.18)		(3.11)		1.12		0.32		0.05		0.76
Net asset value, end of period	$4.12		$4.30		$7.41		$6.29		$5.97		$5.92
Total Return ^^	(3.95%	)**	(41.97%	)	17.81%		5.36%		0.84%		14.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,300		$9,873		$18,911		$14,703		$13,807		$14,136
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*	1.58%		1.44%		1.55%		1.51%		1.62%
After expense waiver	1.25%	*#	1.22%#		1.16%#		1.16%#		1.16%#		1.16%#
Net investment income (loss) to average daily net assets	(0.86%	)*	(0.89%	)	(0.72%	)	(0.83%	)	(0.91%	)	(0.97%	)
Portfolio turnover rate	93%	**	280%		195%		291%		127%		184%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$4.30		$6.72
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.16)		(2.40)
Total income (loss) from investment operations	(0.18)		(2.42)
Net asset value, end of period	$4.12		$4.30
Total Return ^^	(4.19%	)**	(36.01%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$278		$181
Ratio of expenses to average daily net assets:
Before expense waiver	1.75%	*	2.27%	*
After expense waiver	1.50%	*#	1.50%	*#
Net investment income (loss) to average daily net assets	(1.12%	)*	(1.10%	)*
Portfolio turnover rate	93%	**	280%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

42

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML NASDAQ-100® Fund ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund") and MML Emerging Growth Fund ("Emerging Growth Fund").

Prior to the opening of business on May 1, 2009, the Blue Chip Growth Fund acquired all assets and liabilities of the MML Growth Equity Fund ("Growth Equity Fund"). The acquisition was accomplished by a tax-free exchange of 2,313,857 Initial Class shares and 116,110 Service Class shares of the Growth Equity Fund for 1,492,512 Initial Class shares and 74,903 Service Class shares of the Blue Chip Growth Fund. The Growth Equity Fund's net assets at that date of $11,676,491, including $1,951,874 of net unrealized depreciation, were combined with those of the Blue Chip Growth Fund. The aggregate net assets of the Blue Chip Growth Fund immediately before the acquisition were $225,485,091. The aggregate net assets of the Blue Chip Growth Fund immediately following the acquisition were $237,161,582.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all outstanding shares of the Funds.

Each Fund, other than the Equity Index Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III and Service Class I shares. Service Class shares and Service Class I shares commenced operations on August 15, 2008. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to

43

Notes to Financial Statements (Unaudited) (Continued)

market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

44

Notes to Financial Statements (Unaudited) (Continued)

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized

45

Notes to Financial Statements (Unaudited) (Continued)

in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$3,746,315	$1,266,545	$-	$5,012,860
Communications	13,010,624	-	-	13,010,624
Consumer, Cyclical	17,511,357	276,341	-	17,787,698
Consumer, Non-cyclical	33,270,666	2,407,759	-	35,678,425
Diversified	-	1,653,556	-	1,653,556
Energy	29,535,583	1,289,924	-	30,825,507
Financial	47,043,438	5,022,770	-	52,066,208
Industrial	10,350,111	1,588,078	-	11,938,189
Technology	12,055,261	-	-	12,055,261

46

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Utilities	$339,012	$-	$-	$339,012
Total Common Stock	166,862,367	13,504,973	-	180,367,340
Total Equities	166,862,367	13,504,973	-	180,367,340
Bonds & Notes
Corporate Debt
Total Corporate Debt	-	1,053,397	296,175	1,349,572
Total Bonds & Notes	-	1,053,397	296,175	1,349,572
Rights
Basic Materials	-	228,354	-	228,354
Total Rights	-	228,354	-	228,354
Total Long-Term Investments	166,862,367	14,786,724	296,175	181,945,266
Total Short-Term Investments	-	9,878,416	-	9,878,416
Total Investments	$166,862,367	$24,665,140	$296,175	$191,823,682

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$6,338,829	$-	$-	$6,338,829
Communications	47,479,189	1,950,812	-	49,430,001
Consumer, Cyclical	21,111,393	137,466	-	21,248,859
Consumer, Non-cyclical	44,848,931	360,953	-	45,209,884
Energy	18,995,988	-	-	18,995,988
Financial	38,093,289	181,727	-	38,275,016
Industrial	13,201,707	-	-	13,201,707
Technology	37,841,741	-	-	37,841,741
Utilities	1,965,030	-	-	1,965,030
Total Common Stock	229,876,097	2,630,958	-	232,507,055
Total Equities	229,876,097	2,630,958	-	232,507,055
Total Long-Term Investments	229,876,097	2,630,958	-	232,507,055
Total Short-Term Investments	-	1,861,161	-	1,861,161
Total Investments	$229,876,097	$4,492,119	$-	$234,368,216

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,962,317	$-	$-	$1,962,317
Communications	17,958,342	-	-	17,958,342
Consumer, Cyclical	34,438,298	-	-	34,438,298
Consumer, Non-cyclical	43,667,232	245,949	-	43,913,181
Energy	9,217,218	149,341	-	9,366,559
Financial	11,999,367	320,472	-	12,319,839

47

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Industrial	$27,677,156	$-	$-	$27,677,156
Technology	42,798,586	-	-	42,798,586
Utilities	2,562,101	-	-	2,562,101
Total Common Stock	192,280,617	715,762	-	192,996,379
Total Equities	192,280,617	715,762	-	192,996,379
Total Mutual Funds	285,376	-	-	285,376
Total Long-Term Investments	192,565,993	715,762	-	193,281,755
Total Short-Term Investments	-	10,790,779	-	10,790,779
Total Investments	$192,565,993	$11,506,541	$-	$204,072,534

The Equity Index Fund and the NASDAQ-100 Fund had all long-term investments, with corresponding industries, at Level 1 and all short-term investments at Level 2 as of June 30, 2009. The Emerging Growth Fund had all long-term investments, with corresponding industries, at Level 1(except for warrants that were all at Level 3 and had $0 value throughout the period) and short-term investments at Level 2 as of June 30, 2009.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
NASDAQ-100 Fund	$3,048	$-	$-	$3,048

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Index Fund	$(87,990)	$-	$-	$(87,990)
*Other financial instruments include futures.

48

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$254,890	$768	$-	$40,517	$-	$-	$-	$-	$296,175	$40,517

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Equity Index Fund	NASDAQ-100 Fund
Futures Contracts (Including Options on Futures Contracts)
Hedging/Risk Management	X	X
Short-term Cash Deployment	X	X

The Large Cap Value Fund held rights during the period and the Small Cap Growth Equity Fund and the Emerging Growth Fund held warrants during the period as a result of corporate actions.

At June 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Equity Contracts Risk	Total
Large Cap Value Fund
Asset Derivatives
Rights*	$228,354	$228,354
Realized Gain (Loss)#
Rights	$-	$-

49

Notes to Financial Statements (Unaudited) (Continued)

	Equity Contracts Risk	Total
Change in Appreciation (Depreciation)##
Rights	$(81,059)	$(81,059)
Number of Contracts, Notional Amounts or Shares/Units†
Rights	6,772	6,772

Equity Index Fund
Asset Derivatives
Futures Contracts^^	$-	$-
Liability Derivatives
Futures Contracts^^	$(87,990)	$(87,990)
Realized Gain (Loss)#
Futures Contracts	$189,322	$189,322
Change in Appreciation (Depreciation)##
Futures Contracts	$(248,617)	$(248,617)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	128	128

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts^^	$3,048	$3,048
Liability Derivatives
Futures Contracts^^	$-	$-
Realized Gain (Loss)#
Futures Contracts	$26,562	$26,562
Change in Appreciation (Depreciation)##
Futures Contracts	$3,439	$3,439
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	6	6

Small Cap Growth Equity Fund
Asset Derivatives
Warrants*	$-	$-
Realized Gain (Loss)#
Warrants	$21	$21
Change in Appreciation (Depreciation)##
Warrants	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-

50

Notes to Financial Statements (Unaudited) (Continued)

	Equity Contracts Risk	Total
Emerging Growth Fund
Asset Derivatives
Warrants*	$-	$-
Realized Gain (Loss)#
Warrants	$-	$-
Change in Appreciation (Depreciation)##
Warrants	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	99	99

*Statements of Assets and Liabilities location: Investments, at value.

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Financial Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets & Liabilities.

#Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions or futures contracts, as applicable.

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions or futures contracts, as applicable.

†Amount(s) disclosed equal amount(s) outstanding at June 30, 2009.

Further details regarding the derivatives and other investments held by the Funds during the period are discussed below.

Financial Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect to futures contracts contemplating the delivery of a specified underlying security, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically present minimal counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin); as a result, futures contracts are highly leveraged. In order to reduce risk, futures market participants are required to post margin — both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into futures transaction, it is subject to the risk that the value

51

Notes to Financial Statements (Unaudited) (Continued)

of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Warrants, Rights," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
128	S&P 500 E Mini Index	9/18/09	$5,859,200	$(87,990)
NASDAQ-100 Fund
BUYS
6	NASDAQ 100 E Mini Index	9/18/09	177,150	$3,048

Options, Warrants, Rights

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the

52

Notes to Financial Statements (Unaudited) (Continued)

writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

53

Notes to Financial Statements (Unaudited) (Continued)

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights and warrants as shown in the Portfolio(s) of Investments at June 30, 2009. The Funds had no open written option contracts or purchased options at June 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency

54

Notes to Financial Statements (Unaudited) (Continued)

gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at June 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Large Cap Value Fund	$351,855	$296,175	0.2%

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Large Cap Value Fund	0.80% of the first $100 million,
0.75% of the next $400 million,
0.70% of any excess over $500 million
Equity Index Fund	0.10%
Blue Chip Growth Fund	0.75%
NASDAQ-100 Fund	0.45% of the first $200 million,
0.44% of the next $200 million,
0.42% of any excess over $400 million
Small Cap Growth Equity Fund	1.075% of the first $200 million,
1.05% of the next $200 million,
1.025% of the next $600 million,
1.00% of any excess over $1 billion

55

Notes to Financial Statements (Unaudited) (Continued)

Emerging Growth Fund	1.05% of the first $200 million,
1.00% of the next $200 million,
0.95% of any excess over $400 million

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Davis Selected Advisers, L.P. for the Large Cap Value Fund, Northern Trust Investments, N.A. for the Equity Index Fund and the NASDAQ-100 Fund, T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, Essex Investment Management Company, LLC ("Essex") for a portion of the Emerging Growth Fund, Insight Capital Research & Management, Inc. ("Insight Capital") for a portion of the Emerging Growth Fund, Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund, and Wellington Management Company, LLP for a portion of the Small Cap Growth Equity Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Administration Fees

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	0.30% of the first $100 million,
0.28% of the next $150 million,
0.26% of any excess over $250 million
Class II	0.19%
Class III	up to 0.05%
Service Class I	0.30% of the first $100 million,
0.28% of the next $150 million,
0.26% of any excess over $250 million

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a 12b-1 Plan adopted by the Funds, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to  bear the expenses of the Funds noted below through May 2, 2010 (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), based upon each Fund's average daily net assets,  in excess of the following amounts:

Equity Index Fund		NASDAQ-100 Fund
Class I*	0.05%	Initial Class	0.11%
Class II*	0.05%	Service Class	0.11%
Class III*	0.05%	Emerging Growth Fund

56

Notes to Financial Statements (Unaudited) (Continued)

Service Class I*	0.05%	Initial Class	0.20%
		Service Class	0.20%

*

Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a
            Fund through investments in other pooled investment vehicles.

In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Equity Index Fund on account of Class II and Class III shares.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended June 30, 2009, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Large Cap Value Fund	$6,241
Small Cap Growth Equity Fund	20,670
Emerging Growth Fund	432

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Large Cap Value Fund	$-	$31,253,632	$-	$20,924,824
Equity Index Fund	-	5,065,099	-	8,269,298
Blue Chip Growth Fund	-	103,546,921	-	86,319,361
NASDAQ-100 Fund	-	649,068	-	235,748
Small Cap Growth Equity Fund	-	91,846,730	-	78,071,350
Emerging Growth Fund	-	8,262,317	-	8,514,123

57

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Large Cap Value Fund Initial Class
Sold	1,218,027	$8,781,471	2,822,935	$29,821,461
Issued as reinvestment of dividends	-	-	24,108	279,560
Redeemed	(1,706,458)	(12,997,796)	(2,986,721)	(32,256,804)
Net increase (decrease)	(488,431)	$(4,216,325)	(139,678)	$(2,155,783)
Large Cap Value Fund Service Class*
Sold	423,914	$3,140,542	611,646	$5,079,716
Issued as reinvestment of dividends	-	-	9	110
Redeemed	(36,710)	(295,903)	(9,254)	(72,846)
Net increase (decrease)	387,204	$2,844,639	602,401	$5,006,980
Equity Index Fund Class I
Sold	578,120	$6,404,069	381,022	$5,697,991
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(313,353)	(3,300,828)	(995,513)	(15,099,089)
Net increase (decrease)	264,767	$3,103,241	(614,491)	$(9,401,098)
Equity Index Fund Class II
Sold	504,856	$5,312,190	1,216,762	$17,244,773
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(970,988)	(10,476,639)	(1,836,130)	(28,250,815)
Net increase (decrease)	(466,132)	$(5,164,449)	(619,368)	$(11,006,042)
Equity Index Fund Class III
Sold	3,872	$44,906	2,439	$30,939
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(369,940)	(3,849,838)	(98,689)	(1,502,774)
Net increase (decrease)	(366,068)	$(3,804,932)	(96,250)	$(1,471,835)
Equity Index Fund Service Class I**
Sold	31,207	$301,662	42,334	$510,104
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(6,919)	(80,815)	(64)	(713)
Net increase (decrease)	24,288	$220,847	42,270	$509,391
Blue Chip Growth Fund Initial Class
Sold	7,240,102	$50,510,929	21,459,118	$191,946,833
Issued-merger	1,492,512	11,119,214	-	-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,513,112)	(34,833,103)	(1,991,923)	(18,379,223)
Net increase (decrease)	4,219,502	$26,797,040	19,467,195	$173,567,610
Blue Chip Growth Fund Service Class*
Sold	242,664	$1,648,436	268,784	$1,900,268
Issued-merger	74,903	557,277	-	-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(26,357)	(193,905)	(2,862)	(17,993)
Net increase (decrease)	291,210	$2,011,808	265,922	$1,882,275

58

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
NASDAQ-100 Fund Initial Class
Sold	313,948	$1,077,241	537,644	$2,306,228
Issued as reinvestment of dividends	-	-	42	204
Redeemed	(243,545)	(788,205)	(768,994)	(3,203,925)
Net increase (decrease)	70,403	$289,036	(231,308)	$(897,493)
NASDAQ-100 Fund Service Class*
Sold	54,057	$182,347	81,629	$296,248
Issued as reinvestment of dividends	-	-	- +	2
Redeemed	(15,406)	(53,979)	(73)	(222)
Net increase (decrease)	38,651	$128,368	81,556	$296,028
Small Cap Growth Equity Fund Initial Class
Sold	1,738,141	$17,686,391	4,631,114	$60,700,254
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,362,812)	(14,589,800)	(2,251,146)	(30,985,160)
Net increase (decrease)	375,329	$3,096,591	2,379,968	$29,715,094
Small Cap Growth Equity Fund Service Class*
Sold	79,621	$791,884	81,253	$856,222
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(18,497)	(210,150)	(1,717)	(17,610)
Net increase (decrease)	61,124	$581,734	79,536	$838,612
Emerging Growth Fund Initial Class
Sold	208,340	$822,352	470,089	$2,909,978
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(248,576)	(981,852)	(727,718)	(4,442,924)
Net increase (decrease)	(40,236)	$(159,500)	(257,629)	$(1,532,946)
Emerging Growth Fund Service Class*
Sold	28,289	$110,325	42,413	$228,078
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,693)	(10,875)	(413)	(1,759)
Net increase (decrease)	25,596	$99,450	42,000	$226,319

* Service Class shares commenced operations on August 15, 2008.
** Service Class I shares commenced operations on August 15, 2008.
+ Amount rounds to less than 0.5 shares.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$220,801,852	$15,136,616	$(44,114,786)	$(28,978,170)
Equity Index Fund	286,558,160	38,748,741	(81,302,480)	(42,553,739)
Blue Chip Growth Fund	221,786,462	20,638,242	(8,056,488)	12,581,754
NASDAQ-100 Fund	7,398,299	1,147,714	(1,285,396)	(137,682)
Small Cap Growth Equity Fund	213,945,168	16,009,034	(25,881,668)	(9,872,634)
Emerging Growth Fund	10,125,285	920,793	(1,383,499)	(462,706)

59

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Certain positions of capital loss carryovers of the Blue Chip Growth Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016
Large Cap Value Fund	$-	$-	$-	$-	$-	$-	$-	$7,547,813
Equity Index Fund	-	-	-	-	2,636,392	-	-	2,187,741
Blue Chip Growth Fund	7,953,799	-	-	-	-	216,675	1,968,810	8,050,709
NASDAQ-100 Fund	-	4,489,822	2,362,711	1,300,985	-	-	-	-
Small Cap Growth Equity Fund	-	-	-	-	-	-	-	6,781,090
Emerging Growth Fund	1,010,053	3,402,428	-	-	-	-	-	3,006,901

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Large Cap Value Fund	$1,921,589
Equity Index Fund	383,874
Blue Chip Growth Fund	7,320,459
NASDAQ-100 Fund	375,829
Small Cap Growth Equity Fund	41,366,078
Emerging Growth Fund	$1,141,739

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Large Cap Value Fund	$3	$279,667	$-
NASDAQ-100 Fund	206	-	-

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

60

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

9. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11. Trustees' Approval of Investment Advisory Contracts

At meetings in April and May 2009, the Contract Committee (the "Committee") and the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Large Cap Value Fund, Equity Index Fund, Blue Chip Growth Fund, NASDAQ-100 Fund, Small Cap Growth Equity Fund and Emerging Growth Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the

61

Notes to Financial Statements (Unaudited) (Continued)

investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with its review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Committee also noted that it had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Committee reviewed performance and expense information for each of the Equity Index Fund, Blue Chip Growth Fund, NASDAQ-100 Fund and Small Cap Growth Equity Fund, separately. In the course of the discussion, they noted, among other things, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately 6 basis points ("bps")) and (ii) had performance for the three-year period ended December 31, 2008, or the two-year period for the Blue Chip Growth Fund, that ranked in the 3rd quintile or better in the Fund's performance group or performance universe.

As to the Emerging Growth Fund, the Committee noted, among other things, that the Fund had performance for the three-year period ended December 31, 2008 that ranked in the 3rd quintile in the Fund's performance universe. The Committee noted that the Fund had high relative expenses compared to its expense group and expense universe, but that the expenses were within approximately 13 bps of the expense universe median, and that the Fund is very small and already has an expense waiver in place.

The Committee reviewed performance and expense information for the Large Cap Value Fund. The Committee noted, among other things, that the Fund had total net expenses that ranked in the 3rd quintile in the Fund's expense universe. MassMutual noted that the Fund had experienced unfavorable relative performance for the three-year period ended December 31, 2008, but said that it remained confident in the Fund's sub-adviser based on the sub-adviser's long-term track record. MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the basis for MassMutual's continuing confidence in the Fund's sub-adviser. MassMutual explained that the Fund had performance that ranked in the 3rd quintile or better in the Fund's performance universe in three of the last five years.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussion and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

62

Notes to Financial Statements (Unaudited) (Continued)

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

12. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 18, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

63

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Large Cap Value Fund
Initial Class	$1,000	0.84%	$1,051.20	$4.27	$1,020.60	$4.21
Service Class	1,000	1.09%	1,048.70	5.54	1,019.40	5.46
Equity Index Fund
Class I	1,000	0.45%	1,030.90	2.27	1,022.60	2.26
Class II	1,000	0.29%	1,031.70	1.46	1,023.40	1.45
Class III	1,000	0.15%	1,032.70	0.76	1,024.10	0.75
Service Class I	1,000	0.70%	1,029.20	3.52	1,021.30	3.51
Blue Chip Growth Fund
Initial Class	1,000	0.83%	1,164.00	4.45	1,020.70	4.16
Service Class	1,000	1.08%	1,161.10	5.79	1,019.40	5.41
NASDAQ-100 Fund
Initial Class	1,000	0.56%	1,220.80	3.08	1,022.00	2.81
Service Class	1,000	0.81%	1,217.50	4.45	1,020.80	4.06
Small Cap Growth Equity Fund
Initial Class	1,000	1.15%	1,123.30	6.05	1,019.10	5.76
Service Class	1,000	1.40%	1,121.50	7.36	1,017.90	7.00

64

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Emerging Growth Fund
Initial Class	$1,000	1.25%	$960.50	$6.08	$1,018.60	$6.26
Service Class	1,000	1.50%	958.10	7.28	1,017.40	7.50

*Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

65

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual
FINANCIAL GROUP®

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L8540 309
01 02199 00 010

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2009

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Asset Allocation Fund	13
MML Equity Income Fund	20
MML Income & Growth Fund	22
MML Growth & Income Fund	25
MML Large Cap Growth Fund	28
MML Concentrated Growth Fund	30
MML Mid Cap Value Fund	31
MML Mid Cap Growth Fund	33
MML Small/Mid Cap Value Fund	36
MML Small Company Value Fund	38
MML Small Cap Index Fund	41
MML Global Fund	49
MML Foreign Fund	51
Statements of Assets and Liabilities	54
Statements of Operations	62
Statements of Changes in Net Assets	66
Financial Highlights	74
Notes to Financial Statements	89
Other Information	121

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2009. Continuing a trend that was firmly established in 2008, global stock markets declined substantially early in 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — except the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

In January, Barack Obama was sworn in as the 44th president of the United States and, the following month, signed into law the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President's Letter to Shareholders (Continued)

immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

Clearly, the first half of 2009 has demonstrated the cyclical nature of the financial markets. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Although market conditions can, and often do, change on a daily basis, long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to achieve a more secure financial future.

Sincerely,

Richard J. Byrne
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries

What is the investment objective of MML Asset Allocation Fund, and who is the Fund's sub-adviser?
The Fund seeks to provide high total return consistent with preservation of capital over the long term by investing its assets in both equity and fixed-income securities. The Fund's sub-adviser has full discretion to determine the asset allocation between equity and fixed-income securities. The Fund will be measured against a neutral target of 60% equity and 40% fixed-income securities, around which the sub-adviser can allocate up to 80% in equities and 60% in fixed-income. The Fund's sub-adviser is Capital Guardian Trust Company (Capital Guardian).

MML Asset Allocation Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
U.S. Treasury Note 2.750% 2/15/19	5.2%
Federal National Mortgage Association Pool #934759 5.000% 2/01/39	4.3%
U.S. Treasury Note 2.250% 5/31/14	3.9%
Goldman Sachs Group, Inc. The	2.3%
Federal National Mortgage Association Pool #934854 4.500% 5/01/24	2.0%
Federal National Mortgage Association Pool #931195 4.500% 5/01/24	2.0%
Federal National Mortgage Association Pool #891436 6.000% 3/01/36	1.9%
Philip Morris International, Inc.	1.9%
Federal National Mortgage Association 2.750% 3/13/14	1.7%
PepsiCo, Inc.	1.6%
26.8%

MML Asset Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equities	50.8%
Bonds & Notes	46.6%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Equity Income Fund, and who is the Fund's sub-adviser?	The Fund seeks dividend income and long-term capital growth by investing in the common stocks of established companies. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
JP Morgan Chase & Co.	3.6%
Exxon Mobil Corp.	2.9%
Chevron Corp.	2.8%
Bank of America Corp.	2.4%
General Electric Co.	2.2%
AT&T, Inc.	2.1%
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	2.0%
The Hershey Co.	1.7%
Wells Fargo & Co.	1.7%
Wyeth	1.6%
23.0%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	20.2%
Energy	14.6%
Consumer, Non-cyclical	13.2%
Communications	11.8%
Industrial	11.2%
Consumer, Cyclical	8.4%
Utilities	6.7%
Basic Materials	5.9%
Technology	5.3%
Mutual Funds	1.1%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

What is the investment objective of MML Income & Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks growth of capital by investing in common stocks of companies which the Fund's sub-adviser believes offer prospects for capital growth. Income is a secondary objective. The Fund's sub-adviser is American Century Investment Management, Inc. (American Century).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	5.2%
Johnson & Johnson	2.9%
International Business Machines Corp.	2.7%
Chevron Corp.	2.6%
Microsoft Corp.	2.4%
AT&T, Inc.	2.1%
Pfizer, Inc.	2.0%
Verizon Communications, Inc.	1.9%
Amgen, Inc.	1.7%
ConocoPhillips	1.7%
25.2%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	22.6%
Technology	15.3%
Energy	13.8%
Financial	12.5%
Communications	10.4%
Industrial	10.1%
Consumer, Cyclical	7.9%
Utilities	3.9%
Basic Materials	2.2%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Growth & Income Fund, and who is the Fund's sub-adviser?
The Fund seeks capital appreciation and income by investing at least 80% of its net assets, under normal market conditions, in equity securities and equity-related securities, including convertible securities, preferred stocks, options and warrants, of companies domiciled in the United States with market capitalizations greater than $1 billion at the time of purchase. The Fund's sub-adviser is Capital Guardian Trust Company (Capital Guardian).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
The Goldman Sachs Group, Inc.	3.9%
Philip Morris International, Inc.	3.5%
PepsiCo, Inc.	2.9%
Google, Inc. Class A	2.9%
Baxter International, Inc.	2.6%
Celgene Corp.	2.6%
Target Corp.	2.5%
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	2.3%
Cerner Corp.	2.0%
Cisco Systems, Inc.	1.9%
27.1%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	30.1%
Communications	14.8%
Financial	10.5%
Consumer, Cyclical	10.5%
Technology	9.1%
Energy	8.6%
Industrial	7.0%
Basic Materials	6.8%
Utilities	1.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Large Cap Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of large capitalization companies. Effective May 1, 2009, Rainier Investment Management, Inc. (Rainier) replaced AllianceBernstein L.P. (AllianceBernstein) as the Fund's sub-adviser.

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	3.2%
Google, Inc. Class A	2.9%
Abbott Laboratories	2.7%
Cisco Systems, Inc.	2.7%
Qualcomm, Inc.	2.6%
Amazon.com, Inc.	2.5%
Transocean Ltd.	2.5%
PepsiCo, Inc.	2.4%
Nike, Inc. Class B	2.4%
Visa Inc. Class A	2.3%
26.2%

MML Large Cap Growth Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
United States	88.9%
Switzerland	6.0%
Israel	2.7%
Taiwan	1.0%
Panama	0.9%
Canada	0.4%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	24.7%
Technology	18.8%
Communications	14.4%
Consumer, Cyclical	14.3%
Industrial	10.6%
Energy	6.6%
Financial	6.0%
Basic Materials	4.5%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Concentrated Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term growth of capital by investing primarily in common stocks of companies that the Fund's sub-adviser believes offer above-average growth potential and trade at a significant discount to the sub-adviser's assessment of their intrinsic value. Any income realized will be incidental to the Fund's objective. The Fund's sub-adviser is Legg Mason Capital Management, Inc. (Legg Mason).

MML Concentrated Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Microsoft Corp.	5.3%
EMC Corp.	4.7%
Cisco Systems, Inc.	4.2%
CVS Caremark Corp.	3.7%
Yahoo!, Inc.	3.6%
Qualcomm, Inc.	3.6%
Allergan, Inc.	3.2%
American Express Co.	3.2%
PepsiCo, Inc.	3.1%
Apple, Inc.	3.1%
37.7%

MML Concentrated Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Communications	20.2%
Consumer, Non-cyclical	18.2%
Technology	13.1%
Financial	10.3%
Consumer, Cyclical	10.1%
Industrial	9.2%
Energy	8.5%
Basic Materials	2.0%
Total Long-Term Investments	91.6%
Short-Term Investments and Other Assets and Liabilities	8.4%
Net Assets	100.0%

What is the investment objective of MML Mid Cap Value Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital growth by investing in equity securities of companies which the Fund's sub-adviser believes offer prospects for long-term capital growth. Income is a secondary objective. The Fund's sub-adviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Kimberly-Clark Corp.	3.4%
Wisconsin Energy Corp.	3.4%
Marsh & McLennan Cos., Inc.	3.4%
Aon Corp.	2.7%
Southwest Gas Corp.	2.6%
IDACORP, Inc.	2.3%
People's United Financial, Inc.	2.2%
Campbell Soup Co.	2.0%
Waste Management, Inc.	2.0%
EQT Corp.	1.9%
25.9%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	22.3%
Consumer, Non-cyclical	19.7%
Utilities	14.9%
Industrial	12.9%
Consumer, Cyclical	10.9%
Technology	5.8%
Energy	5.3%
Basic Materials	4.1%
Communications	2.5%
Mutual Funds	1.0%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Mid Cap Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital appreciation by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Roper Industries, Inc.	1.7%
AMETEK, Inc.	1.7%
Rockwell Collins, Inc.	1.6%
Juniper Networks, Inc.	1.6%
Western Union Co.	1.6%
Agnico-Eagle Mines Ltd.	1.5%
Global Payments, Inc.	1.5%
SAIC, Inc.	1.4%
Marriott International, Inc. Class A	1.4%
Cephalon, Inc.	1.4%
15.4%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	24.5%
Technology	14.3%
Industrial	13.9%
Communications	12.6%
Consumer, Cyclical	10.5%
Financial	8.7%
Energy	8.2%
Mutual Funds	2.5%
Basic Materials	2.1%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

What is the investment objective of MML Small/Mid Cap Value Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term total return by investing, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity investments in small- and mid-cap U.S. issuers, including foreign issuers that are traded in the United States. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Cimarex Energy Co.	1.8%
Commercial Metals Co.	1.6%
Smithfield Foods, Inc.	1.6%
Northeast Utilities	1.6%
Universal Corp.	1.5%
Foot Locker, Inc.	1.5%
Atmos Energy Corp.	1.5%
Tech Data Corp.	1.4%
The Pepsi Bottling Group, Inc.	1.4%
Aspen Insurance Holdings Ltd.	1.4%
15.3%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Industrial	19.6%
Consumer, Non-cyclical	19.0%
Financial	18.0%
Consumer, Cyclical	14.6%
Technology	8.1%
Energy	7.3%
Utilities	6.5%
Basic Materials	3.8%
Communications	3.4%
Total Long-Term Investments	100.3%
Short-Term Investments and Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Small Company Value Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Aaron's, Inc.	2.5%
Landstar System, Inc.	2.3%
Owens & Minor, Inc.	2.3%
ProAssurance Corp.	1.9%
AptarGroup, Inc.	1.6%
Beacon Roofing Supply, Inc.	1.5%
Kirby Corp.	1.5%
FTI Consulting, Inc.	1.4%
Airgas, Inc.	1.4%
Matthews International Corp. Class A	1.3%
17.7%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Industrial	23.9%
Financial	18.4%
Consumer, Non-cyclical	14.5%
Consumer, Cyclical	12.9%
Basic Materials	8.0%
Technology	7.6%
Energy	4.9%
Utilities	3.9%
Communications	2.6%
Mutual Funds	1.9%
Diversified	0.3%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Small Cap Index Fund, and who is the Fund's sub-adviser?
The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor's SmallCap 600® Index (S&P SmallCap 600 Index). The Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies that make up the S&P SmallCap 600 Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (NTI).

"Standard & Poor's® ", "S&P® ", "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Small Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Atmos Energy Corp.	0.7%
Senior Housing Properties Trust	0.6%
Mednax, Inc.	0.6%
Piedmont Natural Gas Co., Inc.	0.5%
Varian Semiconductor Equipment Associates, Inc.	0.5%
TETRA Technologies, Inc.	0.5%
Kirby Corp.	0.5%
Skyworks Solutions, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Green Mountain Coffee Roasters, Inc.	0.5%
5.4%

MML Small Cap Index Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	19.2%
Industrial	19.0%
Financial	17.0%
Consumer, Cyclical	14.9%
Technology	10.3%
Communications	5.5%
Utilities	4.6%
Energy	4.1%
Basic Materials	2.7%
Mutual Funds	0.1%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Global Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital appreciation by mainly investing in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. Effective May 1, 2009, Massachusetts Financial Services Company (MFS® ) replaced Neuberger Berman Management, Inc. (Neuberger Berman) as the Fund's sub-adviser.

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Nestle SA	3.2%
Heineken NV	2.6%
Roche Holding AG	2.6%
Oracle Corp.	2.3%
Linde AG	2.3%
Reckitt Benckiser Group PLC	2.2%
3M Co.	2.2%
Diageo PLC	2.1%
LVMH Moet Hennessy Louis Vuitton SA	2.1%
Nike, Inc. Class B	1.9%
23.5%

MML Global Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
United States	37.6%
France	12.5%
Switzerland	11.7%
United Kingdom	11.3%
Japan	6.5%
Germany	5.9%
Netherlands	5.2%
Bermuda	1.3%
Canada	1.3%
Republic of Korea	1.1%
Singapore	0.7%
Austria	0.5%
Italy	0.4%
Mexico	0.4%
Czech Republic	0.3%
Australia	0.2%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML Foreign Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values greater than $2 billion. The Fund's sub-adviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Telefonica SA Sponsored ADR (Spain)	2.4%
Nestle SA	1.9%
Samsung Electronics Co. Ltd.	1.8%
Total SA	1.7%
Sanofi-Aventis	1.7%
France Telecom SA	1.7%
Novartis AG	1.7%
Singapore Telecommunications Ltd.	1.6%
E.ON AG	1.6%
Royal Dutch Shell PLC Class B	1.6%
17.7%

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
United Kingdom	19.4%
Germany	10.6%
France	9.7%
Switzerland	8.5%
Japan	7.1%
Spain	4.1%
Republic of Korea	3.7%
Singapore	3.4%
Netherlands	3.4%
Brazil	3.1%
Taiwan	2.8%
Italy	2.7%
Hong Kong	1.5%
Canada	1.4%
Israel	1.3%
South Africa	1.2%
China	1.2%
Norway	1.2%
Austria	1.1%
Portugal	1.1%
Sweden	1.0%
India	1.0%
Ireland	0.9%
Bermuda	0.8%
Denmark	0.8%
Russia	0.6%
Finland	0.3%
Australia	0.2%
Total Long-Term Investments	94.1%
Short-Term Investments and Other Assets and Liabilities	5.9%
Net Assets	100.0%

MML Asset Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 50.8%
COMMON STOCK – 50.6%
Aerospace & Defense – 0.1%
United Technologies Corp.	3,400	$176,664
Agriculture – 1.9%
Philip Morris International, Inc.	57,500	2,508,150
Airlines – 0.3%
Delta Air Lines, Inc. (a)	22,800	132,012
Southwest Airlines Co.	34,800	234,204
		366,216
Auto Manufacturers – 0.4%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	21,000	574,770
Automotive & Parts – 0.5%
BorgWarner, Inc.	20,900	713,735
Banks – 0.2%
State Street Corp.	3,400	160,480
The Bank of New York Mellon Corp.	4,300	126,033
		286,513
Beverages – 2.0%
The Coca-Cola Co.	10,900	523,091
PepsiCo, Inc.	38,800	2,132,448
		2,655,539
Biotechnology – 2.1%
Biogen Idec, Inc. (a)	18,200	821,730
Celgene Corp. (a)	39,800	1,904,032
		2,725,762
Chemicals – 1.1%
Air Products & Chemicals, Inc.	5,800	374,622
The Dow Chemical Co.	14,700	237,258
Monsanto Co.	6,800	505,512
Potash Corp. of Saskatchewan Inc.	4,300	400,115
		1,517,507
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	8,100	576,072
Iron Mountain Inc. (a)	8,800	253,000
Monster Worldwide, Inc. (a)	9,800	115,738
Paychex, Inc.	26,000	655,200
Visa Inc. Class A	9,800	610,148
		2,210,158
Computers – 2.0%
Apple, Inc. (a)	5,200	740,636
Hewlett-Packard Co.	9,600	371,040
International Business Machines Corp.	5,400	563,868
NetApp, Inc. (a)	18,700	368,764
Research In Motion Ltd. (a)	8,500	603,925
		2,648,233
Cosmetics & Personal Care – 1.1%
Colgate-Palmolive Co.	7,400	523,476
The Procter & Gamble Co.	17,800	909,580
		1,433,056
Diversified Financial – 3.5%
The Charles Schwab Corp.	19,400	340,276
CME Group, Inc.	600	186,666
The Goldman Sachs Group, Inc.	20,400	3,007,776
JP Morgan Chase & Co.	24,600	839,106
T. Rowe Price Group, Inc.	6,300	262,521
		4,636,345
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	12,100	392,040
Electronics – 0.4%
Agilent Technologies, Inc. (a)	21,400	434,634
Tyco Electronics Ltd.	7,300	135,707
		570,341
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	3,600	583,632
Engineering & Construction – 0.8%
Fluor Corp.	19,300	989,897
Jacobs Engineering Group, Inc. (a)	3,000	126,270
		1,116,167
Foods – 1.0%
General Mills, Inc.	8,100	453,762
Kraft Foods, Inc. Class A	26,744	677,693
Unilever NV NY Shares	7,200	174,096
		1,305,551
Forest Products & Paper – 0.1%
Plum Creek Timber Co., Inc.	3,400	101,252
Gas – 0.2%
Sempra Energy	6,500	322,595
Health Care — Products – 2.0%
Baxter International, Inc.	27,400	1,451,104
Johnson & Johnson	8,100	460,080
Medtronic, Inc.	22,100	771,069
		2,682,253
Health Care — Services – 1.1%
DaVita, Inc. (a)	28,900	1,429,394
Insurance – 1.6%
Allstate Corp.	18,500	451,400
Berkshire Hathaway, Inc. Class A (a)	6	540,000
The Progressive Corp. (a)	47,100	711,681
RenaissanceRe Holdings Ltd.	8,500	395,590
		2,098,671
Internet – 1.9%
Google, Inc. Class A (a)	4,200	1,770,678
Yahoo!, Inc. (a)	49,900	781,434
		2,552,112
Iron & Steel – 1.2%
Allegheny Technologies, Inc.	22,900	799,897
Cliffs Natural Resources, Inc.	9,000	220,230
Nucor Corp.	14,300	635,349
		1,655,476
Leisure Time – 0.2%
Carnival Corp.	9,500	244,815
Manufacturing – 0.9%
Danaher Corp.	5,400	333,396
General Electric Co.	36,500	427,780
Illinois Tool Works, Inc.	7,400	276,316
Parker Hannifin Corp.	3,300	141,768
		1,179,260
Media – 2.0%
CBS Corp. Class B	46,400	321,088
Comcast Corp. Class A	11,150	161,563

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gannett Co., Inc.	23,000	$82,110
Time Warner Cable, Inc.	9,200	291,364
Viacom, Inc. Class B (a)	24,800	562,960
The Walt Disney Co.	51,600	1,203,828
		2,622,913
Mining – 1.2%
Barrick Gold Corp.	23,500	788,425
Freeport-McMoRan Copper & Gold, Inc.	9,100	456,001
Vulcan Materials Co.	8,200	353,420
		1,597,846
Oil & Gas – 3.3%
Anadarko Petroleum Corp.	8,400	381,276
Chevron Corp.	15,900	1,053,375
Devon Energy Corp.	1,900	103,550
Diamond Offshore Drilling, Inc.	3,900	323,895
EOG Resources, Inc.	1,900	129,048
Exxon Mobil Corp.	3,700	258,667
Marathon Oil Corp.	7,100	213,923
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	4,600	233,956
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	33,000	1,656,270
		4,353,960
Oil & Gas Services – 1.0%
Schlumberger Ltd.	23,200	1,255,352
Transocean Ltd. (a)	1,500	111,435
		1,366,787
Pharmaceuticals – 2.7%
Abbott Laboratories	4,200	197,568
Allergan, Inc.	16,000	761,280
Cardinal Health, Inc.	1,600	48,880
Gilead Sciences, Inc. (a)	9,000	421,560
Merck & Co., Inc.	22,600	631,896
Roche Holding AG Sponsored ADR (Switzerland)	3,300	112,563
Schering-Plough Corp.	4,800	120,576
Shire PLC Sponsored ADR (United Kingdom)	19,500	808,860
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	9,700	478,598
		3,581,781
Retail – 3.3%
Best Buy Co., Inc.	4,500	150,705
The Home Depot, Inc.	19,900	470,237
Lowe's Cos., Inc.	36,500	708,465
Nordstrom, Inc.	6,500	129,285
Target Corp.	40,700	1,606,429
Wal-Mart Stores, Inc.	27,500	1,332,100
		4,397,221
Savings & Loans – 0.3%
Hudson City Bancorp, Inc.	34,300	455,847
Semiconductors – 1.0%
Broadcom Corp. Class A (a)	24,900	617,271
Maxim Integrated Products, Inc.	26,700	418,923
Microchip Technology, Inc.	9,900	223,245
		1,259,439
Software – 1.8%
Adobe Systems, Inc. (a)	18,300	517,890
Cerner Corp. (a)	23,800	1,482,502
Microsoft Corp.	14,100	335,157
		2,335,549
Telecommunications – 3.7%
American Tower Corp. Class A (a)	38,500	1,213,905
AT&T, Inc.	28,400	705,456
Cisco Systems, Inc. (a)	62,800	1,170,592
Juniper Networks, Inc. (a)	37,900	894,440
Qualcomm, Inc.	21,600	976,320
		4,960,713
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd. Sponsored ADR (Japan)	11,700	403,299
Transportation – 0.7%
FedEx Corp.	4,100	228,042
Norfolk Southern Corp.	5,400	203,418
Union Pacific Corp.	2,100	109,326
United Parcel Service, Inc. Class B	7,700	384,923
		925,709
Water – 0.3%
American Water Works Co., Inc.	19,900	380,289
TOTAL COMMON STOCK (Cost $72,648,710)		67,327,560
PREFERRED STOCK – 0.2%
Pharmaceuticals – 0.2%
Schering Plough Corp.	900	204,030
TOTAL PREFERRED STOCK (Cost $225,000)		204,030
TOTAL EQUITIES (Cost $72,873,710)		67,531,590
	Principal Amount
BONDS & NOTES – 46.6%
CORPORATE DEBT – 16.9%
Aerospace & Defense – 0.9%
Lockheed Martin Corp. 7.650% 5/01/16	$460,000	539,387
Northrop Grumman Systems Corp. 7.125% 2/15/11	60,000	64,402
Northrop Grumman Systems Corp. 7.750% 3/01/16	425,000	486,779
Raytheon Co. 6.400% 12/15/18	60,000	66,401
		1,156,969
Agriculture – 0.2%
Altria Group, Inc. 8.500% 11/10/13	110,000	125,040
Altria Group, Inc. 9.700% 11/10/18	120,000	137,573
		262,613
Auto Manufacturers – 0.1%
Daimler Finance NA LLC 7.300% 1/15/12	170,000	176,043
Banks – 2.0%
Bank of America Corp. 7.375% 5/15/14	385,000	397,711
Bank of America NA 5.300% 3/15/17	585,000	496,341
Barclays Bank PLC 5.450% 9/12/12	400,000	417,044

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital One Financial Corp. 6.250% 11/15/13	$230,000	$226,998
CoBank ACB FRN (Acquired 6/06/07, Cost $250,000) (b) (c) 1.229% 6/15/22	295,000	124,916
Credit Suisse New York 5.500% 5/01/14	275,000	285,709
Depfa ACS Bank (b) 5.125% 3/16/37	135,000	85,406
HBOS PLC (b) 6.750% 5/21/18	100,000	75,489
JP Morgan Chase Bank NA 6.000% 10/01/17	250,000	243,335
Northern Trust Corp. 5.500% 8/15/13	90,000	95,418
Societe Generale (b) 5.750% 4/20/16	100,000	91,950
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (b) (c) 6.110% 12/31/49	345,000	127,043
		2,667,360
Beverages – 0.2%
Diageo Capital PLC 5.750% 10/23/17	110,000	114,759
PepsiCo, Inc. 7.900% 11/01/18	70,000	85,162
		199,921
Biotechnology – 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	35,817
Chemicals – 0.5%
The Dow Chemical Co. 7.600% 5/15/14	500,000	515,001
Nalco Co. 8.875% 11/15/13	100,000	102,000
		617,001
Commercial Services – 0.1%
US Investigations Services, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	81,500
Computers – 0.1%
Hewlett-Packard Co. 5.500% 3/01/18	75,000	78,839
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co. 4.600% 1/15/14	70,000	73,618
The Procter & Gamble Co. 4.700% 2/15/19	90,000	91,273
		164,891
Diversified Financial – 4.6%
American Express Co. 8.150% 3/19/38	50,000	52,854
The Bear Stearns Cos., Inc. 7.250% 2/01/18	130,000	137,019
Capital One Bank USA NA 8.800% 7/15/19	600,000	612,974
The Charles Schwab Corp. 6.375% 9/01/17	40,000	41,556
CIT Group, Inc. 7.625% 11/30/12	50,000	34,237
Citigroup, Inc. 6.125% 11/21/17	275,000	241,109
Federal Home Loan Mortgage Corp. 1.500% 1/07/11	1,710,000	1,725,017
Federal National Mortgage Association 2.750% 3/13/14	2,300,000	2,293,060
Ford Motor Credit Co. LLC 8.625% 11/01/10	150,000	140,989
General Electric Capital Corp. 5.875% 1/14/38	150,000	118,708
The Goldman Sachs Group, Inc. 7.500% 2/15/19	205,000	219,508
Morgan Stanley 5.950% 12/28/17	125,000	119,945
Morgan Stanley 6.000% 5/13/14	125,000	126,559
National Rural Utilities Cooperative Finance Corp. 5.450% 2/01/18	100,000	101,797
National Rural Utilities Cooperative Finance Corp. 5.500% 7/01/13	50,000	52,817
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	40,000	50,153
		6,068,302
Electric – 1.1%
The AES Corp. 7.750% 10/15/15	100,000	93,000
Alabama Power Co. 5.800% 11/15/13	90,000	97,508
Appalachian Power Co. 5.550% 4/01/11	75,000	77,729
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	132,637
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	65,677
EDF SA (b) 6.500% 1/26/19	90,000	98,571
Edison Mission Energy 7.750% 6/15/16	175,000	142,625
EON International Finance BV (b) 5.800% 4/30/18	70,000	72,829
Florida Power Corp. 5.650% 6/15/18	130,000	138,722
Jersey Central Power & Light Co. 6.150% 6/01/37	45,000	42,088
Jersey Central Power & Light Co. 7.350% 2/01/19	50,000	54,968
Ohio Edison Co. 6.400% 7/15/16	25,000	25,536
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	64,117
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	51,596
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	134,236
Pacificorp 6.000% 1/15/39	30,000	31,441
Public Service Co. of Colorado 5.800% 8/01/18	70,000	75,517
		1,398,797
Foods – 0.2%
Delhaize Group 6.500% 6/15/17	25,000	25,530

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 6.125% 8/23/18	$100,000	$103,560
The Kroger Co. 7.500% 1/15/14	30,000	33,569
Smithfield Foods, Inc. 8.000% 10/15/09	100,000	100,000
		262,659
Health Care — Services – 0.2%
HCA, Inc. 9.250% 11/15/16	100,000	98,500
Tenet Healthcare Corp. (b) 8.875% 7/01/19	150,000	150,750
WellPoint, Inc. 7.000% 2/15/19	70,000	72,364
		321,614
Insurance – 0.3%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	124,452
Liberty Mutual Group, Inc. (b) 7.500% 8/15/36	195,000	134,382
Monumental Global Funding III FRN (b) 1.331% 1/15/14	170,000	141,407
		400,241
Machinery — Construction & Mining – 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	48,085
Media – 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (b) (d) 10.375% 4/30/14	100,000	95,750
Comcast Cable Communications LLC 7.125% 6/15/13	120,000	132,000
Comcast Corp. 6.950% 8/15/37	450,000	469,205
COX Communications, Inc. 7.750% 11/01/10	50,000	52,050
News America, Inc. 6.400% 12/15/35	475,000	415,737
News America, Inc. 6.650% 11/15/37	50,000	44,976
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	189,250
Thomson Reuters Corp. 5.950% 7/15/13	50,000	51,149
Time Warner Cable, Inc. 6.750% 7/01/18	45,000	46,871
Time Warner, Inc. 5.875% 11/15/16	70,000	68,986
Time Warner, Inc. 6.500% 11/15/36	25,000	21,892
Time Warner, Inc. 7.625% 4/15/31	60,000	58,329
		1,646,195
Oil & Gas – 0.5%
ConocoPhillips 5.750% 2/01/19	150,000	157,652
Occidental Petroleum Corp. 7.000% 11/01/13	200,000	228,975
StatoilHydro ASA 5.250% 4/15/19	250,000	257,281
		643,908
Pharmaceuticals – 1.1%
Abbott Laboratories 5.875% 5/15/16	30,000	32,719
AstraZeneca PLC 5.400% 9/15/12	50,000	54,240
Cardinal Health, Inc. 5.800% 10/15/16	250,000	241,987
Express Scripts, Inc. 7.250% 6/15/19	95,000	104,761
GlaxoSmithKline Capital, Inc. 4.850% 5/15/13	75,000	78,453
Merck & Co., Inc. 5.000% 6/30/19	465,000	470,826
Novartis Securities Investment Ltd. 5.125% 2/10/19	80,000	81,847
Schering-Plough Corp. 5.550% 12/01/13	400,000	429,661
		1,494,494
Pipelines – 0.6%
Enbridge Energy Partners LP 6.500% 4/15/18	25,000	24,635
Energy Transfer Partners LP 8.500% 4/15/14	80,000	89,732
Gulfstream Natural Gas System LLC (Acquired 6/01/06, Cost $243,573) (b) (c) 6.190% 11/01/25	250,000	221,297
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	64,648
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	143,849
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	73,999
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	75,000	76,784
Trans-Canada Pipelines Ltd. 6.500% 8/15/18	40,000	43,517
The Williams Cos., Inc. 8.750% 3/15/32	45,000	45,225
		783,686
Real Estate Investment Trusts (REITS) – 0.2%
Developers Diversified Realty Corp. 5.000% 5/03/10	150,000	135,818
Simon Property Group LP 6.125% 5/30/18	200,000	186,033
		321,851
Retail – 0.4%
CVS Pass-Through Trust (b) 5.298% 1/11/27	19,339	16,282
CVS Pass-Through Trust (b) 5.789% 1/10/26	8,527	7,345
Home Depot, Inc. FRN 0.749% 12/16/09	170,000	169,481
New Albertsons, Inc. 7.250% 5/01/13	275,000	264,000
Walgreen Co. 5.250% 1/15/19	110,000	114,430
		571,538
Software – 0.4%
Oracle Corp. 6.125% 7/08/39	600,000	596,004
Telecommunications – 1.6%
AT&T, Inc. 5.500% 2/01/18	50,000	49,927

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 5.625% 6/15/16	$50,000	$51,455
AT&T, Inc. 5.800% 2/15/19	90,000	91,378
AT&T, Inc. 6.300% 1/15/38	60,000	57,975
AT&T, Inc. 6.700% 11/15/13	170,000	186,698
France Telecom 5.375% 7/08/19	350,000	352,530
Telecom Italia Capital SA 5.250% 10/01/15	50,000	48,267
Telecom Italia Capital SA 6.999% 6/04/18	50,000	50,583
Telecom Italia Capital SA 7.721% 6/04/38	25,000	25,458
Telecom Italia Capital SA, Series B 5.250% 11/15/13	100,000	98,059
Verizon Communications, Inc. 8.950% 3/01/39	55,000	69,455
Verizon Wireless Capital LLC (b) 3.750% 5/20/11	750,000	765,355
Vodafone Group PLC 6.150% 2/27/37	80,000	78,708
Windstream Corp. 7.000% 3/15/19	200,000	174,000
		2,099,848
Transportation – 0.2%
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	60,000	59,914
Norfolk Southern Corp. 5.750% 4/01/18	50,000	51,123
Norfolk Southern Corp. 7.050% 5/01/37	30,000	33,088
Union Pacific Corp. 5.700% 8/15/18	105,000	105,215
Union Pacific Corp. 5.750% 11/15/17	15,000	15,120
		264,460
Water – 0.1%
Veolia Environnement 5.250% 6/03/13	50,000	51,684
Veolia Environnement 6.000% 6/01/18	70,000	71,348
		123,032
TOTAL CORPORATE DEBT (Cost $22,609,133)		22,485,668
MUNICIPAL OBLIGATIONS – 0.1%
Dartmouth College 4.750% 6/01/19	175,000	176,785
TOTAL MUNICIPAL OBLIGATIONS (Cost $172,125)		176,785
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.9%
Automobile ABS – 0.2%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	46,576
Carmax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	30,712	31,241
Prestige Auto Receivables Trust, Series 2005-1A, Class A2 (b) 4.370% 6/15/12	235,088	237,125
		314,942
Commercial MBS – 0.2%
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2 6.465% 4/15/34	236,107	243,387
Credit Card ABS – 0.4%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN 0.445% 5/20/13	441,728	386,094
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (b) 0.369% 6/15/15	100,000	97,006
		483,100
Student Loans ABS – 0.0%
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 0.474% 8/25/36	48,063	29,192
WL Collateral CMO – 0.1%
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	87,479	77,253
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1 5.000% 8/25/20	36,150	31,024
		108,277
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,257,128)		1,178,898
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Bundesrepublik Deutschland EUR (e) 3.250% 7/04/15	150,000	215,156
Bundesrepublik Deutschland EUR (e) 4.750% 7/04/34	25,000	37,325
Canadian Government Bond CAD (e) 4.500% 6/01/15	10,000	9,436
Gabonese Republic (b) 8.200% 12/12/17	100,000	88,000
Japan Government Ten Year Bond JPY (e) 1.900% 6/20/16	15,000,000	165,563
Mexico Government International Bond 6.625% 3/03/15	25,000	26,963
Queensland Treasury Corp. AUD (e) 6.000% 10/14/15	30,000	24,137
Republic of Brazil 8.000% 1/15/18	85,000	95,625
Republic of Colombia COP (e) 9.850% 6/28/27	37,000,000	17,443
Republic of Turkey TRY (e) 16.000% 3/07/12	34,155	23,868
Sweden Government Bond SEK (e) 6.750% 5/05/14	40,000	6,124
United Kingdom Gilt GBP (e) 4.500% 3/07/19	25,000	43,785

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 5.625% 1/15/17	$20,000	$20,210
United Mexican States MXN (e) 10.000% 12/05/24	300,000	25,831
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $801,541)		799,466
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 19.0%
Collateralized Mortgage Obligations – 0.5%
Federal Home Loan Mortgage Corp.
Series 3312, Class PA 5.500% 5/15/37	107,094	111,378
Series 3233, Class PA 6.000% 10/15/36	96,226	101,463
Federal National Mortgage Association
Series 2007-33, Class HE 5.500% 4/25/37	143,207	148,803
Series 2007-40, Class PT 5.500% 5/25/37	294,493	305,839
		667,483
Pass-Through Securities – 18.5%
Federal Home Loan Mortgage Corp.
Pool #G13305 5.000% 11/01/23	678,843	702,840
Pool #A74199 5.000% 2/01/38	1,980,517	2,016,878
Pool #G03865 5.500% 12/01/37	595,353	615,609
Pool #1Q0357 5.725% 11/01/37	101,006	105,884
Pool #1N0364 6.247% 2/01/37	95,151	99,955
Pool #G04553 6.500% 8/01/38	42,766	45,517
Federal National Mortgage Association
Pool #931195 4.500% 5/01/24	2,569,598	2,625,700
Pool #934854 4.500% 5/01/24	2,579,062	2,635,177
Pool #992261 4.500% 1/01/39	409,064	408,616
Pool #934759 5.000% 2/01/39	5,657,438	5,767,935
Pool #891908 5.500% 6/01/21	553,158	582,026
Pool #888352 5.500% 5/01/37	1,282,113	1,328,840
Pool #929318 5.500% 3/01/38	110,698	114,508
Pool #962553 5.500% 4/01/38	144,914	149,901
Pool #891436 6.000% 3/01/36	2,480,510	2,603,082
Pool #888408 6.000% 3/01/37	79,153	82,469
Pool #888637 6.000% 9/01/37	435,735	456,381
Pool #940664 6.000% 9/01/37	1,777,754	1,861,433
Pool #944066 6.500% 7/01/37	496,045	527,222
Pool #256860 6.500% 8/01/37	40,819	43,384
Pool #888373 7.000% 3/01/37	338,734	363,024
Pool #955210 7.000% 12/01/37	119,985	129,889
Pool #256975 7.000% 10/01/47	91,613	99,174
Federal National Mortgage Association TBA Pool #53045 6.500% 4/01/35 (f)	1,225,000	1,304,051
		24,669,495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $24,740,549)		25,336,978
U.S. TREASURY OBLIGATIONS – 9.1%
U.S. Treasury Bonds & Notes – 9.1%
U.S. Treasury Note 2.250% 5/31/14	5,250,000	5,180,273
U.S. Treasury Note 2.750% 2/15/19	7,465,000	6,992,606
		12,172,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,024,314)		12,172,879
TOTAL BONDS & NOTES (Cost $61,604,790)		62,150,674
TOTAL LONG-TERM INVESTMENTS (Cost $134,478,500)		129,682,264
SHORT-TERM INVESTMENTS – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (g)	4,546,489	4,546,489
TOTAL SHORT-TERM INVESTMENTS (Cost $4,546,489)		4,546,489
TOTAL INVESTMENTS – 100.8% (Cost $139,024,989) (h)		134,228,753
Other Assets/ (Liabilities) – (0.8)%		(1,033,844)
NET ASSETS – 100.0%		$133,194,909

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MBS	Mortgage Backed Security
MXN	Mexican Peso
SEK	Swedish Krona
TBA	To Be Announced
TRY	New Turkish Lira
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $2,834,487 or 2.13% of net assets.
(c)	Restricted security. (Note 2).
(d)	Security is currently in default.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(f)	A portion of this security is purchased on a when-issued or delayed delivery basis (Note 2).
(g)	Maturity value of $4,546,490. Collateralized by U.S. Government Agency obligations with rates ranging from 2.861% - 3.704%, maturity dates ranging from 3/01/34 - 4/01/34, and an aggregate market value, including accrued interest, of $4,637,938.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 96.9%
Aerospace & Defense – 1.0%
The Boeing Co.	92,100	$3,914,250
Airlines – 0.5%
Southwest Airlines Co.	283,500	1,907,955
Banks – 8.8%
Allied Irish Banks PLC	168,150	408,472
Bank of America Corp.	716,277	9,454,856
The Bank of New York Mellon Corp.	201,200	5,897,172
Capital One Financial Corp.	100,800	2,205,504
KeyCorp	277,400	1,453,576
Marshall & Ilsley Corp.	122,600	588,480
SunTrust Banks, Inc.	157,200	2,585,940
U.S. Bancorp	326,100	5,843,712
Wells Fargo & Co.	283,500	6,877,710
		35,315,422
Beverages – 0.5%
InBev NV	56,700	2,051,441
Biotechnology – 0.7%
Amgen, Inc. (a)	56,700	3,001,698
Building Materials – 0.8%
Masco Corp.	260,200	2,492,716
USG Corp. (a)	86,800	874,076
		3,366,792
Chemicals – 1.6%
Du Pont (E.I.) de Nemours & Co.	126,900	3,251,178
International Flavors & Fragrances, Inc.	99,300	3,249,096
		6,500,274
Coal – 0.3%
CONSOL Energy Inc.	39,700	1,348,212
Commercial Services – 0.4%
Accenture Ltd. Class A	28,700	960,302
H&R Block, Inc.	43,800	754,674
		1,714,976
Computers – 1.7%
Computer Sciences Corp. (a)	85,100	3,769,930
Dell Inc. (a)	212,600	2,918,998
		6,688,928
Distribution & Wholesale – 0.5%
Genuine Parts Co.	57,200	1,919,632
Diversified Financial – 8.1%
American Express Co.	269,300	6,258,532
Fannie Mae	87,055	50,492
The Goldman Sachs Group, Inc.	38,300	5,646,952
JP Morgan Chase & Co.	425,300	14,506,983
Legg Mason, Inc.	52,900	1,289,702
SLM Corp. (a)	287,000	2,947,490
UBS AG (a)	144,055	1,758,911
		32,459,062
Electric – 6.0%
CenterPoint Energy, Inc.	28,600	316,888
Constellation Energy Group, Inc.	71,400	1,897,812
Duke Energy Corp.	198,500	2,896,115
Entergy Corp.	48,600	3,767,472
FirstEnergy Corp.	42,400	1,643,000
NRG Energy, Inc. (a)	43,600	1,131,856
PG&E Corp.	70,900	2,725,396
Pinnacle West Capital Corp.	73,400	2,213,010
Progress Energy, Inc.	92,100	3,484,143
TECO Energy, Inc.	67,700	807,661
Xcel Energy, Inc.	170,100	3,131,541
		24,014,894
Foods – 3.0%
The Hershey Co.	191,400	6,890,400
Kraft Foods, Inc. Class A	138,800	3,517,192
McCormick & Co., Inc.	57,200	1,860,716
		12,268,308
Forest Products & Paper – 1.9%
International Paper Co.	280,000	4,236,400
MeadWestvaco Corp.	126,900	2,082,429
Weyerhaeuser Co.	46,500	1,414,995
		7,733,824
Gas – 0.8%
NiSource Inc.	266,200	3,103,892
Hand & Machine Tools – 0.3%
The Black & Decker Corp.	38,300	1,097,678
Health Care — Products – 1.0%
Johnson & Johnson	70,900	4,027,120
Health Care — Services – 0.5%
WellPoint, Inc. (a)	43,600	2,218,804
Home Builders – 0.2%
D.R. Horton, Inc.	92,900	869,544
Home Furnishing – 1.2%
Harman International Industries, Inc.	49,600	932,480
Whirlpool Corp.	92,100	3,919,776
		4,852,256
Household Products – 2.5%
Avery Dennison Corp.	92,100	2,365,128
Fortune Brands, Inc.	141,800	4,926,132
Kimberly-Clark Corp.	56,700	2,972,781
		10,264,041
Insurance – 3.3%
Chubb Corp.	42,500	1,694,900
Lincoln National Corp.	175,200	3,015,192
Marsh & McLennan Cos., Inc.	226,800	4,565,484
The Progressive Corp. (a)	128,600	1,943,146
The Travelers Cos., Inc.	51,500	2,113,560
		13,332,282
Internet – 1.4%
eBay, Inc. (a)	141,800	2,429,034
Yahoo!, Inc. (a)	204,600	3,204,036
		5,633,070
Iron & Steel – 1.2%
Nucor Corp.	105,200	4,674,036
Leisure Time – 0.4%
Harley-Davidson, Inc.	99,200	1,608,032
Lodging – 0.9%
Marriott International, Inc. Class A	120,945	2,669,248
MGM MIRAGE (a)	139,600	892,044
		3,561,292
Machinery — Diversified – 1.3%
Deere & Co.	99,200	3,963,040
Eaton Corp.	28,900	1,289,229
		5,252,269
Manufacturing – 6.6%
3M Co.	106,300	6,388,630
Cooper Industries, Ltd. Class A	76,400	2,372,220
General Electric Co.	751,300	8,805,236
Honeywell International, Inc.	92,100	2,891,940

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illinois Tool Works, Inc.	141,800	$5,294,812
Pall Corp.	28,600	759,616
		26,512,454
Media – 5.2%
Cablevision Systems Corp. Class A	139,900	2,715,459
CBS Corp. Class B	101,300	700,996
The McGraw-Hill Cos., Inc.	168,400	5,070,524
New York Times Co. Class A	214,300	1,180,793
Time Warner, Inc.	227,933	5,741,632
The Walt Disney Co.	184,300	4,299,719
WPP PLC	157,300	1,046,026
		20,755,149
Mining – 1.2%
Alcoa, Inc.	146,900	1,517,477
Vulcan Materials Co.	78,400	3,379,040
		4,896,517
Oil & Gas – 12.3%
Anadarko Petroleum Corp.	86,800	3,939,852
BP PLC Sponsored ADR (United Kingdom)	106,300	5,068,384
Chevron Corp.	170,100	11,269,125
ConocoPhillips	35,200	1,480,512
Exxon Mobil Corp.	170,100	11,891,691
Murphy Oil Corp.	106,300	5,774,216
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	163,000	8,180,970
Sunoco, Inc.	85,100	1,974,320
		49,579,070
Oil & Gas Services – 1.5%
BJ Services Co.	77,900	1,061,777
Schlumberger Ltd.	92,100	4,983,531
		6,045,308
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	171,500	3,483,165
Eli Lilly & Co.	115,800	4,011,312
Merck & Co., Inc.	164,000	4,585,440
Wyeth	146,000	6,626,940
		18,706,857
Pipelines – 0.5%
Spectra Energy Corp.	108,550	1,836,666
Retail – 3.7%
Bed Bath & Beyond, Inc. (a)	162,200	4,987,650
The Home Depot, Inc.	276,400	6,531,332
Macy's, Inc.	101,300	1,191,288
Tiffany & Co.	85,700	2,173,352
		14,883,622
Semiconductors – 1.9%
Analog Devices, Inc.	152,200	3,771,516
Applied Materials, Inc.	125,500	1,376,735
Intel Corp.	141,100	2,335,205
		7,483,456
Software – 1.5%
Microsoft Corp.	262,300	6,234,871
Telecommunications – 5.2%
AT&T, Inc.	340,200	8,450,568
Cisco Systems, Inc. (a)	92,100	1,716,744
Qwest Communications International Inc.	723,600	3,002,940
Sprint Nextel Corp. (a)	306,100	1,472,341
Verizon Communications, Inc.	148,100	4,551,113
Vodafone Group PLC	908,700	1,756,172
		20,949,878
Toys, Games & Hobbies – 0.7%
Mattel, Inc.	176,200	2,828,010
Transportation – 1.2%
Norfolk Southern Corp.	14,500	546,215
United Parcel Service, Inc. Class B	85,100	4,254,149
		4,800,364
TOTAL COMMON STOCK (Cost $495,177,068)		390,212,206
TOTAL EQUITIES (Cost $495,177,068)		390,212,206
MUTUAL FUNDS – 1.1%
Diversified Financial – 1.1%
T. Rowe Price Reserve Investment Fund	4,324,604	4,324,604
TOTAL MUTUAL FUNDS (Cost $4,324,604)		4,324,604
	Principal Amount
BONDS & NOTES – 0.4%
CORPORATE DEBT – 0.4%
Auto Manufacturers – 0.4%
Ford Motor Co. 4.250% 12/15/36	$1,826,000	1,542,970
TOTAL CORPORATE DEBT (Cost $833,200)		1,542,970
TOTAL BONDS & NOTES (Cost $833,200)		1,542,970
TOTAL LONG-TERM INVESTMENTS (Cost $500,334,871)		396,079,780
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	9,788,918	9,788,918
TOTAL SHORT-TERM INVESTMENTS (Cost $9,788,918)		9,788,918
TOTAL INVESTMENTS – 100.8% (Cost $510,123,789) (c)		405,868,698
Other Assets/ (Liabilities) – (0.8)%		(3,143,109)
NET ASSETS – 100.0%		$402,725,589

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,788,921. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 9/01/13 - 2/01/14, and an aggregate market value, including accrued interest, of $9,985,047.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK – 98.7%
Advertising – 0.1%
Harte-Hanks, Inc.	8,812	$81,511
Aerospace & Defense – 2.4%
General Dynamics Corp.	9,340	517,343
Lockheed Martin Corp.	9,726	784,402
Northrop Grumman Corp.	29,612	1,352,676
Raytheon Co.	5,891	261,737
		2,916,158
Agriculture – 3.5%
Altria Group, Inc. (a)	40,693	666,958
Archer-Daniels-Midland Co.	35,582	952,530
Bunge Ltd.	18,209	1,097,092
Lorillard, Inc.	7,865	533,011
Philip Morris International, Inc.	6,778	295,657
Reynolds American, Inc.	17,306	668,358
		4,213,606
Apparel – 0.1%
The Timberland Co. Class A (b)	4,334	57,512
VF Corp.	1,170	64,760
		122,272
Auto Manufacturers – 0.1%
Navistar International Corp. (b)	3,581	156,132
Automotive & Parts – 0.4%
Magna International, Inc. Class A	7,521	317,687
WABCO Holdings, Inc.	11,088	196,258
		513,945
Banks – 4.2%
Bank of America Corp.	94,427	1,246,436
Bank of Montreal	2,219	93,531
Canadian Imperial Bank of Commerce	6,638	332,365
Capital One Financial Corp.	2,434	53,256
Cullen/Frost Bankers, Inc.	1,212	55,897
International Bancshares Corp.	4,475	46,137
Royal Bank of Canada	10,162	415,118
The Bank of New York Mellon Corp.	27,598	808,897
U.S. Bancorp	40,947	733,770
Wells Fargo & Co.	54,637	1,325,494
		5,110,901
Beverages – 0.7%
The Coca-Cola Co.	7,553	362,468
Coca-Cola Enterprises Inc.	10,577	176,107
Molson Coors Brewing Co. Class B	2,591	109,677
The Pepsi Bottling Group, Inc.	5,177	175,190
PepsiCo, Inc.	1,467	80,626
		904,068
Biotechnology – 1.7%
Amgen, Inc. (b)	39,748	2,104,259
Chemicals – 1.7%
CF Industries Holdings, Inc.	2,967	219,973
The Dow Chemical Co.	33,732	544,435
Du Pont (E.I.) de Nemours & Co.	31,481	806,543
Minerals Technologies, Inc.	1,894	68,222
OM Group, Inc. (b)	6,248	181,317
Terra Industries, Inc.	11,867	287,419
		2,107,909
Coal – 0.5%
Alpha Natural Resources, Inc. (b)	19,796	520,041
Peabody Energy Corp.	2,583	77,903
		597,944
Commercial Services – 2.0%
Accenture Ltd. Class A	36,013	1,204,995
Apollo Group, Inc. Class A (b)	1,381	98,217
Donnelley (R.R.) & Sons Co.	36,660	425,989
Manpower, Inc.	1,689	71,512
McKesson Corp.	6,649	292,556
Rent-A-Center, Inc. (b)	20,154	359,346
		2,452,615
Computers – 7.6%
Apple, Inc. (b)	8,647	1,231,592
Computer Sciences Corp. (b)	29,031	1,286,073
Diebold, Inc.	3,642	96,003
EMC Corp. (b)	18,753	245,664
Hewlett-Packard Co.	43,047	1,663,767
International Business Machines Corp.	31,684	3,308,443
Lexmark International, Inc. Class A (b)	27,070	429,060
Western Digital Corp. (b)	37,335	989,378
		9,249,980
Cosmetics & Personal Care – 1.6%
The Procter & Gamble Co.	39,372	2,011,909
Diversified Financial – 4.0%
BlackRock, Inc.	1,214	212,960
Citigroup, Inc.	61,526	182,732
CME Group, Inc.	2,407	748,842
Federated Investors, Inc. Class B	888	21,392
The Goldman Sachs Group, Inc.	3,091	455,737
Janus Capital Group, Inc.	8,530	97,242
JP Morgan Chase & Co.	58,733	2,003,383
Morgan Stanley	27,220	776,042
NYSE Euronext	11,602	316,154
		4,814,484
Electric – 3.7%
CenterPoint Energy, Inc.	8,055	89,250
DTE Energy Co.	13,814	442,048
Duke Energy Corp.	2,652	38,693
Edison International	39,616	1,246,319
Entergy Corp.	2,242	173,800
Exelon Corp.	5,493	281,297
FPL Group, Inc.	25,177	1,431,564
NRG Energy, Inc. (b)	5,091	132,162
PG&E Corp.	3,303	126,967
Progress Energy, Inc.	6,198	234,470
Public Service Enterprise Group, Inc.	9,417	307,277
		4,503,847
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	14,214	460,534

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GrafTech International Ltd. (b)	18,288	$206,837
		667,371
Electronics – 0.9%
Avnet, Inc. (b)	4,533	95,329
Brady Corp. Class A	8,368	210,204
Celestica Inc. (b)	86,632	590,830
PerkinElmer, Inc.	4,723	82,180
Varian, Inc. (b)	2,281	89,940
		1,068,483
Engineering & Construction – 1.6%
Emcor Group, Inc. (b)	35,808	720,457
Fluor Corp.	19,732	1,012,054
Foster Wheeler AG (b)	3,628	86,165
Tutor Perini Corp. (b)	4,518	78,433
		1,897,109
Foods – 2.1%
ConAgra Foods, Inc.	1,521	28,990
General Mills, Inc.	10,754	602,439
H.J. Heinz Co.	1,357	48,445
Kellogg Co.	2,960	137,847
Kraft Foods, Inc. Class A	14,663	371,561
The Kroger Co.	22,034	485,850
Safeway Inc.	14,265	290,578
SuperValu, Inc.	44,256	573,115
Tyson Foods, Inc. Class A	382	4,817
		2,543,642
Gas – 0.2%
New Jersey Resources Corp.	3,472	128,603
UGI Corp.	3,819	97,346
		225,949
Hand & Machine Tools – 0.1%
Lincoln Electric Holdings, Inc.	2,200	79,288
Health Care — Products – 5.0%
Baxter International, Inc.	16,566	877,335
Becton, Dickinson & Co.	16,063	1,145,453
Boston Scientific Corp. (b)	27,574	279,600
Hill-Rom Holdings, Inc.	12,633	204,907
Johnson & Johnson	62,270	3,536,936
		6,044,231
Health Care — Services – 0.8%
AMERIGROUP Corp. (b)	9,639	258,807
Humana, Inc. (b)	8,157	263,145
Magellan Health Services, Inc. (b)	2,861	93,898
WellCare Health Plans Inc. (b)	10,642	196,770
WellPoint, Inc. (b)	3,491	177,657
		990,277
Home Builders – 0.6%
NVR, Inc. (b)	1,393	699,829
Home Furnishing – 0.1%
Harman International Industries, Inc.	9,647	181,364
Household Products – 1.4%
Blyth, Inc.	1,547	50,726
The Clorox Co.	5,701	318,287
Kimberly-Clark Corp.	26,576	1,393,380
		1,762,393
Insurance – 3.6%
ACE Ltd.	25,149	1,112,340
American Financial Group, Inc.	15,324	330,692
Aspen Insurance Holdings Ltd.	34,980	781,453
Axis Capital Holdings Ltd.	10,110	264,680
Endurance Specialty Holdings Ltd.	4,824	141,343
MetLife, Inc.	18,872	566,349
Principal Financial Group, Inc.	22,715	427,951
Prudential Financial, Inc.	14,317	532,879
StanCorp Financial Group, Inc.	517	14,827
The Travelers Cos., Inc.	4,342	178,196
		4,350,710
Internet – 1.2%
Google, Inc. Class A (b)	2,298	968,814
Netflix, Inc. (b)	3,519	145,475
Symantec Corp. (b)	8,368	130,206
Yahoo!, Inc. (b)	14,456	226,381
		1,470,876
Iron & Steel – 0.4%
Allegheny Technologies, Inc.	5,108	178,423
Cliffs Natural Resources, Inc.	4,377	107,105
Reliance Steel & Aluminum Co.	4,864	186,729
		472,257
Machinery — Diversified – 0.3%
Cummins, Inc.	5,204	183,233
Flowserve Corp.	1,582	110,439
Rockwell Automation, Inc.	2,754	88,459
		382,131
Manufacturing – 2.7%
3M Co.	4,657	279,886
Acuity Brands, Inc.	5,977	167,655
Carlisle Cos., Inc.	7,660	184,146
Dover Corp.	13,346	441,619
General Electric Co.	144,691	1,695,779
Honeywell International, Inc.	6,643	208,590
Parker Hannifin Corp.	7,918	340,157
		3,317,832
Media – 2.9%
CBS Corp. Class B	72,399	501,001
Comcast Corp. Class A	53,734	778,606
Gannett Co., Inc.	19,651	70,154
Time Warner, Inc.	46,142	1,162,317
The Walt Disney Co.	41,830	975,894
		3,487,972
Metal Fabricate & Hardware – 0.3%
Mueller Industries, Inc.	7,979	165,963
The Timken Co.	5,608	95,785
Worthington Industries, Inc.	5,374	68,733
		330,481
Mining – 0.1%
Newmont Mining Corp.	2,364	96,617
Office Equipment/Supplies – 0.1%
Xerox Corp.	21,755	140,972
Office Furnishings – 0.1%
Herman Miller, Inc.	11,873	182,132
Oil & Gas – 13.0%
Apache Corp.	4,818	347,619
Chevron Corp.	47,794	3,166,352
ConocoPhillips	49,245	2,071,245
ENSCO International, Inc.	2,564	89,407
Exxon Mobil Corp.	91,276	6,381,105
Hess Corp.	5,075	272,781
Murphy Oil Corp.	5,329	289,471

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	30,089	$1,980,157
Patterson-UTI Energy, Inc.	18,229	234,425
Sunoco, Inc.	3,347	77,650
Valero Energy Corp.	44,004	743,228
W&T Offshore, Inc.	20,044	195,229
		15,848,669
Oil & Gas Services – 0.3%
BJ Services Co.	19,296	263,004
National Oilwell Varco, Inc. (b)	2,953	96,445
		359,449
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co.	56,597	1,149,485
Eli Lilly & Co.	44,334	1,535,730
Herbalife Ltd.	7,698	242,795
King Pharmaceuticals, Inc. (b)	6,244	60,130
Pfizer, Inc.	158,336	2,375,040
Sepracor Inc. (b)	14,498	251,105
Wyeth	1,187	53,878
		5,668,163
Real Estate Investment Trusts (REITS) – 0.7%
Equity Residential	1,854	41,214
Hospitality Properties Trust	15,672	186,340
HRPT Properties Trust	12,584	51,091
Public Storage	1,125	73,665
Simon Property Group, Inc.	10,010	514,814
Vornado Realty Trust	684	30,801
		897,925
Retail – 5.5%
AutoNation, Inc. (b)	13,580	235,613
Barnes & Noble, Inc.	10,808	222,969
Columbia Sportswear Co.	3,508	108,467
Dollar Tree, Inc. (b)	1,661	69,928
Family Dollar Stores, Inc.	18,834	533,002
The Gap, Inc.	64,318	1,054,815
The Home Depot, Inc.	5,165	122,049
Jones Apparel Group, Inc.	16,525	177,313
Macy's, Inc.	21,353	251,111
McDonald's Corp.	32,729	1,881,590
Polo Ralph Lauren Corp.	4,787	256,296
RadioShack Corp.	35,597	496,934
Tractor Supply Co. (b)	2,070	85,533
Wal-Mart Stores, Inc.	25,465	1,233,525
World Fuel Services Corp.	473	19,502
		6,748,647
Savings & Loans – 0.1%
New York Community Bancorp, Inc.	11,421	122,090
Semiconductors – 3.0%
Amkor Technology, Inc. (b)	92,661	438,287
Analog Devices, Inc.	2,207	54,689
Broadcom Corp. Class A (b)	10,194	252,709
Intel Corp.	93,309	1,544,264
Linear Technology Corp.	1,839	42,941
LSI Corp. (b)	134,399	612,859
Maxim Integrated Products, Inc.	8,401	131,812
Nvidia Corp. (b)	9,859	111,308
Xilinx, Inc.	21,586	441,650
		3,630,519
Software – 3.6%
Autodesk, Inc. (b)	6,041	114,658
Broadridge Financial Solutions Inc.	17,761	294,477
Microsoft Corp.	123,128	2,926,753
Oracle Corp.	37,309	799,159
Parametric Technology Corp. (b)	8,267	96,641
Sybase, Inc. (b)	3,763	117,933
Take-Two Interactive Software, Inc.	9,679	91,660
		4,441,281
Telecommunications – 6.3%
AT&T, Inc.	101,677	2,525,657
Cisco Systems, Inc. (b)	75,282	1,403,257
Embarq Corp.	2,461	103,510
Motorola, Inc.	89,199	591,389
Plantronics, Inc.	2,158	40,808
Qualcomm, Inc.	6,042	273,098
Qwest Communications International Inc.	112,023	464,895
Verizon Communications, Inc.	73,493	2,258,440
		7,661,054
Toys, Games & Hobbies – 0.9%
Hasbro, Inc.	43,451	1,053,252
Transportation – 1.3%
CSX Corp.	11,016	381,484
Expeditors International of Washington, Inc.	1,523	50,777
FedEx Corp.	2,580	143,500
Norfolk Southern Corp.	9,867	371,690
Union Pacific Corp.	5,221	271,805
United Parcel Service, Inc. Class B	4,665	233,203
UTI Worldwide, Inc. (b)	13,277	151,358
		1,603,817
TOTAL COMMON STOCK (Cost $132,237,932)		120,288,322
TOTAL EQUITIES (Cost $132,237,932)		120,288,322
TOTAL LONG-TERM INVESTMENTS (Cost $132,237,932)		120,288,322
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$2,775,745	2,775,745
TOTAL SHORT-TERM INVESTMENTS (Cost $2,775,745)		2,775,745
TOTAL INVESTMENTS – 101.0% (Cost $135,013,677) (d)		123,064,067
Other Assets/ (Liabilities) – (1.0)%		(1,237,080)
NET ASSETS – 100.0%		$121,826,987

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	This security is held as collateral for open futures contracts. (Note 2).
(b)	Non-income producing security.
(c)	Maturity value of $2,775,746. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 5.500%, maturity date of 4/01/18, and an aggregate market value, including accrued interest, of $2,832,739.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.1%
Aerospace & Defense – 0.3%
United Technologies Corp.	8,200	$426,072
Agriculture – 3.8%
Altria Group, Inc.	26,800	439,252
Philip Morris International, Inc.	108,800	4,745,856
		5,185,108
Airlines – 0.5%
Delta Air Lines, Inc. (a)	40,500	234,495
Southwest Airlines Co.	63,100	424,663
		659,158
Auto Manufacturers – 0.6%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	31,100	851,207
Automotive & Parts – 1.1%
BorgWarner, Inc.	35,100	1,198,665
Johnson Controls, Inc.	17,100	371,412
		1,570,077
Banks – 0.4%
The Bank of New York Mellon Corp.	9,000	263,790
State Street Corp.	6,500	306,800
		570,590
Beverages – 3.6%
The Coca-Cola Co.	20,500	983,795
PepsiCo, Inc.	73,200	4,023,072
		5,006,867
Biotechnology – 3.7%
Biogen Idec, Inc. (a)	33,500	1,512,525
Celgene Corp. (a)	74,500	3,564,080
		5,076,605
Chemicals – 2.2%
Air Products & Chemicals, Inc.	9,600	620,064
The Dow Chemical Co.	27,600	445,464
Monsanto Co.	12,800	951,552
Potash Corp. of Saskatchewan Inc.	10,600	986,330
		3,003,410
Commercial Services – 3.2%
Apollo Group, Inc. Class A (a)	14,100	1,002,792
Iron Mountain Inc. (a)	22,900	658,375
Monster Worldwide, Inc. (a)	28,100	331,861
Paychex, Inc.	49,000	1,234,800
Visa Inc. Class A	18,200	1,133,132
		4,360,960
Computers – 4.1%
Apple, Inc. (a)	10,600	1,509,758
Brocade Communications Systems, Inc. (a)	94,300	737,426
Hewlett-Packard Co.	15,500	599,075
International Business Machines Corp.	10,200	1,065,084
NetApp, Inc. (a)	28,200	556,104
Research In Motion Ltd. (a)	16,900	1,200,745
		5,668,192
Cosmetics & Personal Care – 2.0%
Colgate-Palmolive Co.	14,300	1,011,582
The Procter & Gamble Co.	33,500	1,711,850
		2,723,432
Diversified Financial – 5.9%
The Charles Schwab Corp.	37,500	657,750
The Goldman Sachs Group, Inc.	36,500	5,381,560
JP Morgan Chase & Co.	50,500	1,722,555
T. Rowe Price Group, Inc.	10,500	437,535
		8,199,400
Electric – 0.2%
Edison International	8,400	264,264
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	22,100	716,040
Electronics – 1.0%
Agilent Technologies, Inc. (a)	33,100	672,261
Jabil Circuit, Inc.	48,400	359,128
Tyco Electronics Ltd.	14,600	271,414
		1,302,803
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	5,300	859,236
Engineering & Construction – 1.7%
Fluor Corp.	42,400	2,174,696
Jacobs Engineering Group, Inc. (a)	4,500	189,405
		2,364,101
Foods – 2.1%
General Mills, Inc.	15,200	851,504
Kraft Foods, Inc. Class A	59,701	1,512,823
Unilever NV NY Shares	20,000	483,600
		2,847,927
Forest Products & Paper – 0.1%
Plum Creek Timber Co., Inc.	6,100	181,658
Gas – 0.5%
Sempra Energy	13,200	655,116
Health Care — Products – 4.3%
Baxter International, Inc.	69,100	3,659,536
Johnson & Johnson	15,100	857,680
Medtronic, Inc.	41,600	1,451,424
		5,968,640
Health Care — Services – 1.8%
DaVita, Inc. (a)	46,500	2,299,890
UnitedHealth Group, Inc.	7,300	182,354
		2,482,244
Insurance – 3.3%
ACE Ltd.	4,800	212,304
Aflac, Inc.	8,800	273,592
Allstate Corp.	35,000	854,000
Berkshire Hathaway, Inc. Class A (a)	10	900,000
The Progressive Corp. (a)	106,500	1,609,215
RenaissanceRe Holdings Ltd.	14,200	660,868
		4,509,979
Internet – 3.9%
Google, Inc. Class A (a)	9,400	3,962,946
Yahoo!, Inc. (a)	93,000	1,456,380
		5,419,326

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel – 2.2%
Allegheny Technologies, Inc.	42,300	$1,477,539
Cliffs Natural Resources, Inc.	13,900	340,133
Nucor Corp.	25,900	1,150,737
		2,968,409
Leisure Time – 0.4%
Carnival Corp.	23,300	600,441
Manufacturing – 2.1%
Danaher Corp.	10,400	642,096
General Electric Co.	92,600	1,085,272
Illinois Tool Works, Inc.	23,100	862,554
Parker Hannifin Corp.	6,200	266,352
		2,856,274
Media – 3.3%
CBS Corp. Class B	88,600	613,112
Comcast Corp. Class A	29,400	426,006
Gannett Co., Inc.	44,700	159,579
Time Warner Cable, Inc.	17,700	560,559
Viacom, Inc. Class B (a)	47,800	1,085,060
The Walt Disney Co.	75,500	1,761,415
		4,605,731
Mining – 2.4%
Barrick Gold Corp.	49,900	1,674,145
Freeport-McMoRan Copper & Gold, Inc.	17,100	856,881
Vulcan Materials Co.	16,700	719,770
		3,250,796
Oil & Gas – 6.1%
Anadarko Petroleum Corp.	11,500	521,985
Chevron Corp.	28,300	1,874,875
Devon Energy Corp.	3,100	168,950
Diamond Offshore Drilling, Inc.	7,100	589,655
EOG Resources, Inc.	6,000	407,520
Exxon Mobil Corp.	10,100	706,091
Marathon Oil Corp.	23,700	714,081
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	61,300	3,076,647
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	5,800	294,988
		8,354,792
Oil & Gas Services – 1.9%
Schlumberger Ltd.	45,300	2,451,183
Transocean Ltd. (a)	2,900	215,441
		2,666,624
Pharmaceuticals – 5.3%
Abbott Laboratories	14,400	677,376
Allergan, Inc.	38,700	1,841,346
Cardinal Health, Inc.	3,200	97,760
Gilead Sciences, Inc. (a)	16,000	749,440
Merck & Co., Inc.	44,800	1,252,608
Roche Holding AG Sponsored ADR (Switzerland)	6,400	218,304
Schering-Plough Corp.	2,700	67,824
Shire PLC Sponsored ADR (United Kingdom)	35,600	1,476,688
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,400	957,196
		7,338,542
Retail – 7.3%
Best Buy Co., Inc.	13,500	452,115
Costco Wholesale Corp.	4,900	223,930
Hanesbrands, Inc. (a)	31,375	470,939
The Home Depot, Inc.	39,600	935,748
Lowe's Cos., Inc.	68,700	1,333,467
Nordstrom, Inc.	25,500	507,195
Target Corp.	89,400	3,528,618
Urban Outfitters, Inc. (a)	14,100	294,267
Wal-Mart Stores, Inc.	49,100	2,378,404
		10,124,683
Savings & Loans – 0.9%
Hudson City Bancorp, Inc.	92,000	1,222,680
Semiconductors – 1.7%
Broadcom Corp. Class A (a)	50,600	1,254,374
Maxim Integrated Products, Inc.	46,400	728,016
Microchip Technology, Inc.	18,500	417,175
		2,399,565
Software – 3.2%
Adobe Systems, Inc. (a)	30,600	865,980
Cerner Corp. (a)	43,100	2,684,699
Microsoft Corp.	25,300	601,381
Oracle Corp.	14,200	304,164
		4,456,224
Telecommunications – 7.5%
American Tower Corp. Class A (a)	71,500	2,254,395
AT&T, Inc.	68,300	1,696,572
Cisco Systems, Inc. (a)	139,500	2,600,280
Juniper Networks, Inc. (a)	72,900	1,720,440
Qualcomm, Inc.	46,900	2,119,880
		10,391,567
Toys, Games & Hobbies – 0.5%
Nintendo Co. Ltd. Sponsored ADR (Japan)	19,700	679,059
Transportation – 1.5%
FedEx Corp.	8,200	456,084
Norfolk Southern Corp.	10,700	403,069
Union Pacific Corp.	4,000	208,240
United Parcel Service, Inc. Class B	19,600	979,804
		2,047,197
Water – 0.4%
American Water Works Co., Inc.	30,700	586,677
TOTAL COMMON STOCK (Cost $149,622,738)		135,421,673
PREFERRED STOCK – 0.4%
Pharmaceuticals – 0.4%
Schering Plough Corp.	2,400	544,080
TOTAL PREFERRED STOCK (Cost $600,000)		544,080
TOTAL EQUITIES (Cost $150,222,738)		135,965,753
TOTAL LONG-TERM INVESTMENTS (Cost $150,222,738)		135,965,753

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$2,072,987	$2,072,987
TOTAL SHORT-TERM INVESTMENTS (Cost $2,072,987)		2,072,987
TOTAL INVESTMENTS – 100.0% (Cost $152,295,725) (c)		138,038,740
Other Assets/ (Liabilities) – (0.0)%		(15,276)
NET ASSETS – 100.0%		$138,023,464

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,072,987. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 10/01/19, and an aggregate market value, including accrued interest, of $2,115,246.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Aerospace & Defense – 2.6%
Raytheon Co.	7,850	$348,776
United Technologies Corp.	11,650	605,334
		954,110
Apparel – 2.4%
Nike, Inc. Class B	16,950	877,671
Banks – 0.6%
Northern Trust Corp.	4,060	217,941
Beverages – 2.6%
Molson Coors Brewing Co. Class B	1,500	63,495
PepsiCo, Inc.	16,040	881,558
		945,053
Biotechnology – 1.1%
Celgene Corp. (a)	5,090	243,505
Illumina, Inc. (a)	4,390	170,947
		414,452
Chemicals – 3.3%
Monsanto Co.	7,220	536,735
Praxair, Inc.	9,490	674,454
		1,211,189
Commercial Services – 2.8%
MasterCard, Inc. Class A	1,210	202,445
Visa Inc. Class A	13,420	835,529
		1,037,974
Computers – 8.2%
Apple, Inc. (a)	8,230	1,172,199
Cognizant Technology Solutions Corp. Class A (a)	16,990	453,633
EMC Corp. (a)	42,470	556,357
Hewlett-Packard Co.	16,900	653,185
Research In Motion Ltd. (a)	2,070	147,073
		2,982,447
Cosmetics & Personal Care – 3.4%
Avon Products, Inc.	9,590	247,230
Colgate-Palmolive Co.	10,990	777,433
The Procter & Gamble Co.	3,950	201,845
		1,226,508
Diversified Financial – 5.4%
BlackRock, Inc.	3,190	559,590
The Charles Schwab Corp.	25,450	446,393
IntercontinentalExchange Inc. (a)	2,240	255,898
JP Morgan Chase & Co.	20,320	693,115
		1,954,996
Electrical Components & Equipment – 0.8%
AMETEK, Inc.	8,240	284,939
Electronics – 1.0%
Amphenol Corp. Class A	11,190	354,052
Engineering & Construction – 0.7%
ABB Ltd. Sponsored ADR (Switzerland)	17,290	272,836
Foods – 0.4%
Ralcorp Holdings, Inc. (a)	2,450	149,254
Health Care — Products – 3.7%
Alcon, Inc.	4,370	507,444
Baxter International, Inc.	2,600	137,696
Becton, Dickinson & Co.	4,370	311,625
St. Jude Medical, Inc. (a)	9,330	383,463
		1,340,228
Household Products – 0.8%
Church & Dwight Co., Inc.	5,330	289,472
Internet – 7.3%
Amazon.com, Inc. (a)	11,070	926,116
Check Point Software Technologies Ltd. (a)	14,390	337,734
F5 Networks, Inc. (a)	4,470	154,617
Google, Inc. Class A (a)	2,490	1,049,759
McAfee Inc. (a)	4,980	210,106
		2,678,332
Leisure Time – 0.9%
Carnival Corp. (a)	12,410	319,806
Manufacturing – 1.6%
Danaher Corp.	4,480	276,595
SPX Corp.	6,270	307,042
		583,637
Media – 0.7%
The DIRECTV Group, Inc. (a)	10,430	257,725
Metal Fabricate & Hardware – 1.6%
Precision Castparts Corp.	7,780	568,173
Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.	8,610	431,447
Oil & Gas – 2.7%
Devon Energy Corp.	9,730	530,285
Southwestern Energy Co. (a)	11,940	463,869
		994,154
Oil & Gas Services – 3.9%
Transocean Ltd. (a)	12,270	911,538
Weatherford International Ltd. (a)	26,210	512,668
		1,424,206
Pharmaceuticals – 9.9%
Abbott Laboratories	21,020	988,781
Allergan, Inc.	12,240	582,379
Cephalon, Inc. (a)	3,290	186,379
Express Scripts, Inc. (a)	7,950	546,562
Gilead Sciences, Inc. (a)	13,860	649,202
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,490	665,597
		3,618,900
Retail – 11.0%
Best Buy Co., Inc.	15,010	502,685
CVS Caremark Corp.	20,420	650,785
Darden Restaurants, Inc.	6,430	212,061
GameStop Corp. Class A (a)	6,660	146,587
Kohl's Corp. (a)	12,120	518,130
Lowe's Cos., Inc.	35,710	693,131
McDonald's Corp.	11,720	673,783
Wal-Mart Stores, Inc.	12,590	609,860
		4,007,022
Semiconductors – 5.0%
Broadcom Corp. Class A (a)	20,270	502,494

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp.	50,380	$833,789
Intersil Corp. Class A	8,970	112,753
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	41,130	387,033
		1,836,069
Software – 4.7%
Citrix Systems, Inc. (a)	7,520	239,813
Microsoft Corp.	21,370	507,965
MSCI Inc. Class A (a)	8,560	209,206
Oracle Corp.	35,390	758,054
		1,715,038
Telecommunications – 7.3%
American Tower Corp. Class A (a)	12,680	399,801
Cisco Systems, Inc. (a)	52,830	984,751
Juniper Networks, Inc. (a)	14,000	330,400
Qualcomm, Inc.	20,910	945,132
		2,660,084
Transportation – 2.3%
Expeditors International of Washington, Inc.	14,310	477,095
FedEx Corp.	6,770	376,548
		853,643
TOTAL COMMON STOCK (Cost $36,794,274)		36,461,358
TOTAL EQUITIES (Cost $36,794,274)		36,461,358
TOTAL LONG-TERM INVESTMENTS (Cost $36,794,274)		36,461,358
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$233,784	233,784
TOTAL SHORT-TERM INVESTMENTS (Cost $233,784)		233,784
TOTAL INVESTMENTS – 100.6% (Cost $37,028,058) (c)		36,695,142
Other Assets/ (Liabilities) – (0.6)%		(201,219)
NET ASSETS – 100.0%		$36,493,923

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $233,784. Collateralized by U.S. Government Agency obligations with a rate of 0.657%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $240,300.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 91.6%
COMMON STOCK – 91.6%
Aerospace & Defense – 2.3%
The Boeing Co.	54,300	$2,307,750
Apparel – 2.1%
Nike, Inc. Class B	40,900	2,117,802
Banks – 2.6%
Wells Fargo & Co.	108,700	2,637,062
Beverages – 3.1%
PepsiCo, Inc.	57,100	3,138,216
Chemicals – 2.0%
Monsanto Co.	27,200	2,022,048
Commercial Services – 4.6%
Paychex, Inc.	81,600	2,056,320
Quanta Services, Inc. (a)	108,800	2,516,544
		4,572,864
Computers – 7.8%
Apple, Inc. (a)	21,800	3,104,974
EMC Corp. (a)	354,700	4,646,570
		7,751,544
Diversified Financial – 5.4%
American Express Co.	136,200	3,165,288
NYSE Euronext	81,600	2,223,600
		5,388,888
Engineering & Construction – 1.8%
Foster Wheeler AG (a)	34,000	807,500
The Shaw Group, Inc. (a)	34,000	931,940
		1,739,440
Entertainment – 0.3%
International Game Technology	20,500	325,950
Health Care — Products – 4.5%
Medtronic, Inc.	68,000	2,372,520
Stryker Corp.	54,300	2,157,882
		4,530,402
Health Care — Services – 2.7%
Aetna Inc.	109,000	2,730,450
Insurance – 2.3%
Aflac, Inc.	74,800	2,325,532
Internet – 9.4%
Amazon.com, Inc. (a)	35,400	2,961,565
Google, Inc. Class A (a)	6,550	2,761,414
Yahoo!, Inc. (a)	231,700	3,628,422
		9,351,401
Machinery — Construction & Mining – 2.6%
Caterpillar, Inc.	78,900	2,606,856
Oil & Gas – 2.6%
XTO Energy, Inc.	68,000	2,593,520
Oil & Gas Services – 5.9%
Halliburton Co.	138,600	2,869,020
Transocean Ltd. (a)	40,800	3,031,032
		5,900,052
Pharmaceuticals – 3.2%
Allergan, Inc.	68,000	3,235,440
Retail – 7.7%
Costco Wholesale Corp.	38,100	1,741,170
CVS Caremark Corp.	114,300	3,642,741
Yum! Brands, Inc.	67,900	2,263,786
		7,647,697
Software – 5.3%
Microsoft Corp.	224,500	5,336,365
Telecommunications – 10.9%
Cisco Systems, Inc. (a)	224,300	4,180,952
Nokia Oyj Sponsored ADR (Finland)	211,900	3,089,502
Qualcomm, Inc.	79,000	3,570,800
		10,841,254
Transportation – 2.5%
United Parcel Service, Inc. Class B	50,400	2,519,496
TOTAL COMMON STOCK (Cost $92,543,571)		91,620,029
TOTAL EQUITIES (Cost $92,543,571)		91,620,029
TOTAL LONG-TERM INVESTMENTS (Cost $92,543,571)		91,620,029
	Principal Amount
SHORT-TERM INVESTMENTS – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$2,143,747	2,143,747
TOTAL SHORT-TERM INVESTMENTS (Cost $2,143,747)		2,143,747
TOTAL INVESTMENTS – 93.8% (Cost $94,687,318) (c)		93,763,776
Other Assets/ (Liabilities) – 6.2%		6,238,802
NET ASSETS – 100.0%		$100,002,578

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,143,747. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity dates ranging from 2/01/17 - 6/01/17, and an aggregate market value, including accrued interest, of $2,186,868.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Aerospace & Defense – 0.4%
Northrop Grumman Corp.	30,800	$1,406,945
Airlines – 1.5%
Southwest Airlines Co.	712,040	4,792,029
Banks – 3.0%
Associated Banc-Corp.	122,400	1,530,000
Commerce Bancshares, Inc.	149,063	4,744,675
Northern Trust Corp.	59,102	3,172,596
		9,447,271
Beverages – 1.0%
Coca-Cola Enterprises Inc.	106,000	1,764,900
The Pepsi Bottling Group, Inc.	42,400	1,434,816
		3,199,716
Chemicals – 1.8%
International Flavors & Fragrances, Inc.	95,752	3,133,005
Minerals Technologies, Inc.	45,981	1,656,236
Olin Corp.	58,800	699,132
		5,488,373
Commercial Services – 0.1%
Accenture Ltd. Class A	12,300	411,558
Computers – 1.4%
Diebold, Inc.	104,807	2,762,712
Synopsys, Inc. (a)	80,635	1,573,189
		4,335,901
Cosmetics & Personal Care – 0.6%
The Estee Lauder Cos., Inc. Class A	61,000	1,992,870
Distribution & Wholesale – 1.6%
Genuine Parts Co.	147,418	4,947,348
Diversified Financial – 3.1%
AllianceBernstein Holding LP	93,400	1,876,406
Ameriprise Financial, Inc.	196,806	4,776,482
Invesco Ltd.	91,389	1,628,552
Legg Mason, Inc.	65,300	1,592,014
		9,873,454
Electric – 11.4%
American Electric Power Co., Inc.	92,548	2,673,712
Great Plains Energy, Inc.	59,157	919,891
IDACORP, Inc.	273,773	7,156,426
Northeast Utilities	74,771	1,668,141
Portland General Electric Co.	197,081	3,839,138
Westar Energy, Inc.	259,877	4,877,891
Wisconsin Energy Corp.	260,139	10,590,259
Xcel Energy, Inc.	215,485	3,967,079
		35,692,537
Electrical Components & Equipment – 2.6%
Hubbell, Inc. Class B	79,600	2,551,976
Littelfuse, Inc. (a)	83,342	1,663,506
Molex, Inc.	249,180	3,874,749
		8,090,231
Electronics – 0.7%
AVX Corp.	211,537	2,100,562
Entertainment – 2.6%
International Speedway Corp. Class A	195,521	5,007,293
Speedway Motorsports, Inc.	233,461	3,212,423
		8,219,716
Environmental Controls – 5.6%
IESI-BFC Ltd.	421,949	4,906,485
Republic Services, Inc.	231,628	5,654,039
Waste Connections, Inc. (a)	24,900	645,159
Waste Management, Inc.	221,612	6,240,594
		17,446,277
Foods – 6.5%
Campbell Soup Co.	212,300	6,245,866
ConAgra Foods, Inc.	248,309	4,732,770
General Mills, Inc.	29,500	1,652,590
H.J. Heinz Co.	140,900	5,030,130
The Hershey Co.	25,995	935,820
Kellogg Co.	38,600	1,797,602
		20,394,778
Forest Products & Paper – 1.0%
MeadWestvaco Corp.	54,108	887,912
Rayonier, Inc.	17,846	648,702
Weyerhaeuser Co.	52,355	1,593,163
		3,129,777
Gas – 3.6%
AGL Resources, Inc.	89,200	2,836,560
Southwest Gas Corp.	359,649	7,987,804
WGL Holdings, Inc.	9,767	312,740
		11,137,104
Health Care — Products – 4.6%
Beckman Coulter, Inc.	97,381	5,564,350
Boston Scientific Corp. (a)	85,800	870,012
Covidien PLC	26,100	977,184
STERIS Corp.	32,700	852,816
Symmetry Medical Inc. (a)	292,363	2,724,823
Zimmer Holdings, Inc. (a)	83,000	3,535,800
		14,524,985
Health Care — Services – 0.6%
LifePoint Hospitals, Inc. (a)	40,300	1,057,875
Universal Health Services, Inc. Class B	18,312	894,541
		1,952,416
Home Furnishing – 0.1%
Whirlpool Corp.	9,500	404,320
Household Products – 4.8%
The Clorox Co.	16,200	904,446
Fortune Brands, Inc.	94,900	3,296,826
Kimberly-Clark Corp.	204,494	10,721,620
		14,922,892
Insurance – 9.7%
Aon Corp.	222,600	8,429,862
Chubb Corp.	139,300	5,555,284
HCC Insurance Holdings, Inc.	70,735	1,698,348
Marsh & McLennan Cos., Inc.	522,933	10,526,641
Transatlantic Holdings, Inc.	27,455	1,189,625
The Travelers Cos., Inc.	71,000	2,913,840
		30,313,600
Machinery — Diversified – 1.3%
Altra Holdings, Inc. (a)	556,246	4,166,283

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 0.4%
Dover Corp.	41,500	$1,373,235
Media – 0.6%
The McGraw-Hill Cos., Inc.	62,400	1,878,864
Metal Fabricate & Hardware – 0.9%
Kaydon Corp.	83,300	2,712,248
Mining – 1.3%
Newmont Mining Corp.	81,889	3,346,804
Vulcan Materials Co.	20,453	881,524
		4,228,328
Office Equipment/Supplies – 1.1%
Pitney Bowes, Inc.	150,600	3,302,658
Oil & Gas – 4.3%
Apache Corp.	43,394	3,130,877
EOG Resources, Inc.	23,500	1,596,120
EQT Corp.	169,262	5,908,937
Noble Energy, Inc.	46,800	2,759,796
		13,395,730
Oil & Gas Services – 1.0%
Cameron International Corp. (a)	114,000	3,226,200
Packaging & Containers – 1.0%
Bemis Co., Inc.	118,759	2,992,727
Pharmaceuticals – 1.5%
Cardinal Health, Inc.	80,900	2,471,495
Patterson Cos., Inc. (a)	108,500	2,354,450
		4,825,945
Real Estate Investment Trusts (REITS) – 3.7%
Annaly Capital Management Inc.	20,000	302,800
Boston Properties, Inc.	65,850	3,141,045
Cypress Sharprige Investments, Inc (a)	30,773	366,199
Government Properties Income Trust (a)	170,761	3,505,723
Host Hotels & Resorts, Inc.	274,462	2,302,736
Public Storage	29,500	1,931,660
		11,550,163
Retail – 3.6%
Costco Wholesale Corp.	78,900	3,605,730
Lowe's Cos., Inc.	258,000	5,007,780
PetSmart, Inc.	125,500	2,693,230
		11,306,740
Savings & Loans – 2.8%
People's United Financial, Inc.	461,112	6,935,124
Washington Federal, Inc.	139,725	1,816,425
		8,751,549
Semiconductors – 2.4%
Applied Materials, Inc.	200,400	2,198,388
KLA-Tencor Corp.	71,100	1,795,275
QLogic Corp. (a)	126,100	1,598,948
Teradyne, Inc. (a)	281,500	1,931,090
		7,523,701
Software – 0.8%
IMS Health, Inc.	191,700	2,434,590
Telecommunications – 1.9%
Bce, Inc.	43,277	893,384
DigitalGlobe, Inc. (a)	55,400	1,063,680
Embarq Corp.	55,100	2,317,506
Iowa Telecommunications Services, Inc.	142,733	1,785,590
		6,060,160
Toys, Games & Hobbies – 1.5%
Hasbro, Inc.	25,700	622,968
Mattel, Inc.	244,500	3,924,224
		4,547,192
TOTAL COMMON STOCK (Cost $302,547,193)		308,500,973
TOTAL EQUITIES (Cost $302,547,193)		308,500,973
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
iShares Russell Midcap Value Index Fund	108,400	3,139,264
TOTAL MUTUAL FUNDS (Cost $3,120,855)		3,139,264
TOTAL LONG-TERM INVESTMENTS (Cost $305,668,048)		311,640,237
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$4,213,807	4,213,807
TOTAL SHORT-TERM INVESTMENTS (Cost $4,213,807)		4,213,807
TOTAL INVESTMENTS – 100.8% (Cost $309,881,855) (c)		315,854,044
Other Assets/ (Liabilities) – (0.8)%		(2,355,860)
NET ASSETS – 100.0%		$313,498,184

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $4,213,808. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 6.000%, maturity dates ranging from 3/01/14 - 11/01/16, and an aggregate market value, including accrued interest, of $4,299,130.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.8%
COMMON STOCK – 94.8%
Advertising – 0.8%
Clear Channel Outdoor Holdings, Inc. Class A (a)	69,000	$365,701
Lamar Advertising Co. Class A (a)	99,000	1,511,730
		1,877,431
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc. (a)	16,000	1,317,760
Goodrich Corp.	24,000	1,199,280
Rockwell Collins, Inc.	88,400	3,688,932
		6,205,972
Airlines – 0.7%
Southwest Airlines Co.	250,000	1,682,500
Automotive & Parts – 0.4%
WABCO Holdings, Inc.	45,000	796,500
Banks – 1.6%
Fifth Third Bancorp	121,000	859,100
M&T Bank Corp.	19,000	967,670
Marshall & Ilsley Corp.	156,000	748,800
SunTrust Banks, Inc.	58,000	954,100
		3,529,670
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,028,000
Human Genome Sciences, Inc. (a)	87,000	248,820
Illumina, Inc. (a)	58,000	2,258,520
Millipore Corp. (a)	30,000	2,106,300
Myriad Genetics, Inc. (a)	33,000	1,176,450
Vertex Pharmaceuticals, Inc. (a)	53,000	1,888,920
		8,707,010
Coal – 1.4%
CONSOL Energy Inc.	58,000	1,969,680
Peabody Energy Corp.	39,000	1,176,240
		3,145,920
Commercial Services – 8.3%
Global Payments, Inc.	91,000	3,408,860
Hertz Global Holdings, Inc. (a)	179,000	1,430,210
Manpower, Inc.	41,000	1,735,940
Quanta Services, Inc. (a)	126,000	2,914,380
Robert Half International, Inc.	111,000	2,621,820
SAIC, Inc. (a)	176,000	3,264,800
Western Union Co.	217,000	3,558,800
		18,934,810
Computers – 2.0%
DST Systems, Inc. (a)	10,000	369,500
IHS, Inc. Class A (a)	30,000	1,496,100
MICROS Systems, Inc. (a)	61,000	1,544,520
Seagate Technology	107,000	1,119,220
		4,529,340
Distribution & Wholesale – 0.9%
Fastenal Co.	65,000	2,156,050
Diversified Financial – 4.0%
Ameriprise Financial, Inc.	32,000	776,640
E*TRADE Financial Corp. (a)	507,000	648,960
Eaton Vance Corp.	77,000	2,059,750
Interactive Brokers Group, Inc. (a)	70,000	1,087,100
IntercontinentalExchange Inc. (a)	19,000	2,170,560
Raymond James Financial, Inc.	49,000	843,290
TD Ameritrade Holding Corp. (a)	87,000	1,525,980
		9,112,280
Electrical Components & Equipment – 2.1%
AMETEK, Inc.	113,000	3,907,540
SunPower Corp. Class B (a)	39,000	934,050
		4,841,590
Electronics – 3.3%
Dolby Laboratories, Inc. Class A (a)	61,000	2,274,080
FLIR Systems, Inc. (a)	78,000	1,759,680
Itron, Inc. (a)	23,000	1,266,610
Waters Corp. (a)	44,000	2,264,680
		7,565,050
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	4,000	648,480
Engineering & Construction – 1.5%
Foster Wheeler AG (a)	49,000	1,163,750
McDermott International, Inc. (a)	115,400	2,343,774
		3,507,524
Entertainment – 0.1%
Ascent Media Corp. Series A (a)	5,000	132,900
Foods – 1.0%
Whole Foods Market, Inc.	117,000	2,220,660
Health Care — Products – 5.3%
C.R. Bard, Inc.	29,000	2,159,050
Edwards Lifesciences Corp. (a)	39,000	2,653,170
Gen-Probe, Inc. (a)	6,400	275,072
Henry Schein, Inc. (a)	58,000	2,781,100
IDEXX Laboratories, Inc. (a)	16,000	739,200
Intuitive Surgical, Inc. (a)	12,000	1,963,920
QIAGEN N.V. (a)	77,000	1,431,430
		12,002,942
Health Care — Services – 0.7%
Health Net, Inc. (a)	37,000	575,350
Humana, Inc. (a)	34,000	1,096,840
		1,672,190
Insurance – 2.6%
Aon Corp.	49,000	1,855,630
Assurant, Inc.	39,000	939,510
Axis Capital Holdings Ltd.	14,000	366,520
Principal Financial Group, Inc.	63,000	1,186,920
W.R. Berkley Corp.	77,000	1,653,190
		6,001,770
Internet – 4.4%
Amazon.com, Inc. (a)	29,000	2,426,140
Expedia, Inc. (a)	166,000	2,508,260
McAfee Inc. (a)	70,000	2,953,300
Priceline.com, Inc. (a)	3,000	334,650
VeriSign, Inc. (a)	97,000	1,792,560
		10,014,910

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 2.1%
Gaylord Entertainment Co. (a)	56,000	$711,760
Marriott International, Inc. Class A	146,000	3,222,221
Wynn Resorts Ltd. (a)	23,000	811,900
		4,745,881
Machinery — Diversified – 2.7%
IDEX Corp.	87,000	2,137,590
Roper Industries, Inc.	87,000	3,941,970
		6,079,560
Manufacturing – 1.2%
Danaher Corp.	29,000	1,790,460
Harsco Corp.	37,000	1,047,100
		2,837,560
Media – 3.0%
Cablevision Systems Corp. Class A	101,000	1,960,410
Discovery Communications, Inc., Series A (a)	59,000	1,330,450
Discovery Communications, Inc., Series C (a)	67,000	1,375,510
FactSet Research Systems, Inc.	38,000	1,895,060
Rogers Communications, Inc. Class B	10,000	257,500
		6,818,930
Mining – 2.1%
Agnico-Eagle Mines Ltd.	66,400	3,484,672
Franco-Nevada Corp.	55,000	1,322,725
		4,807,397
Oil & Gas – 3.0%
CNX Gas Corp. (a)	77,000	2,022,790
EOG Resources, Inc.	19,000	1,290,480
Murphy Oil Corp.	31,000	1,683,920
Ultra Petroleum Corp. (a)	45,000	1,755,000
		6,752,190
Oil & Gas Services – 3.6%
BJ Services Co.	135,000	1,840,050
Cameron International Corp. (a)	39,000	1,103,700
FMC Technologies, Inc. (a)	58,000	2,179,640
Smith International, Inc.	97,000	2,497,750
Trican Well Service Ltd.	55,000	474,024
		8,095,164
Pharmaceuticals – 5.4%
Allergan, Inc.	29,000	1,379,820
BioMarin Pharmaceuticals, Inc. (a)	48,000	749,280
Cephalon, Inc. (a)	54,000	3,059,100
DENTSPLY International, Inc.	62,000	1,892,240
Elan Corp. PLC Sponsored ADR (Ireland) (a)	131,000	834,470
Medarex, Inc. (a)	30,000	250,500
Myriad Pharmaceuticals, Inc. (a)	8,250	38,363
OSI Pharmaceuticals, Inc. (a)	14,000	395,220
Perrigo Co.	36,300	1,008,414
Theravance, Inc. (a)	43,000	629,520
Valeant Pharmaceuticals International (a)	52,000	1,337,440
Warner Chilcott Ltd. Class A (a)	55,000	723,250
		12,297,617
Real Estate – 0.5%
The St. Joe Co. (a)	40,000	1,059,600
Retail – 6.4%
Bed Bath & Beyond, Inc. (a)	76,000	2,337,000
Carmax, Inc. (a)	140,000	2,058,000
Chipotle Mexican Grill, Inc. Class B (a)	37,000	2,582,230
J. Crew Group, Inc. (a)	59,000	1,594,180
MSC Industrial Direct Co., Inc. Class A	34,000	1,206,320
O'Reilly Automotive, Inc. (a)	54,000	2,056,320
Panera Bread Co. Class A (a)	10,000	498,600
Shoppers Drug Mart Corp.	25,000	1,074,961
Tim Hortons, Inc.	43,000	1,055,220
		14,462,831
Semiconductors – 6.5%
Altera Corp.	137,000	2,230,360
Cree, Inc. (a)	40,000	1,175,600
Intersil Corp. Class A	98,000	1,231,860
Marvell Technology Group Ltd. (a)	175,000	2,037,000
MEMC Electronic Materials, Inc. (a)	63,000	1,122,030
Microchip Technology, Inc.	73,000	1,646,150
Nvidia Corp. (a)	78,000	880,620
PMC-Sierra, Inc. (a)	136,000	1,082,560
Varian Semiconductor Equipment Associates, Inc. (a)	54,000	1,295,460
Xilinx, Inc.	101,000	2,066,460
		14,768,100
Software – 5.8%
Autodesk, Inc. (a)	65,000	1,233,700
Cerner Corp. (a)	12,000	747,480
Electronic Arts Inc. (a)	107,000	2,324,040
Fiserv, Inc. (a)	58,000	2,650,600
MSCI Inc. Class A (a)	91,000	2,224,040
Red Hat, Inc. (a)	125,000	2,516,250
Salesforce.com, Inc. (a)	39,000	1,488,630
		13,184,740
Telecommunications – 4.4%
American Tower Corp. Class A (a)	82,000	2,585,460
Crown Castle International Corp. (a)	37,000	888,740
JDS Uniphase Corp. (a)	313,000	1,790,360
Juniper Networks, Inc. (a)	155,000	3,658,000
Leap Wireless International, Inc. (a)	34,000	1,119,620
		10,042,180
Transportation – 0.2%
UTI Worldwide, Inc. (a)	46,000	524,400
TOTAL COMMON STOCK (Cost $236,335,351)		215,761,649
TOTAL EQUITIES (Cost $236,335,351)		215,761,649

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (a)	2,200	$47,300
TOTAL WARRANTS (Cost $11,000)		47,300
MUTUAL FUNDS – 2.5%
Diversified Financial – 2.5%
T. Rowe Price Government Reserve Investment Fund	4,005,983	5,622,613
TOTAL MUTUAL FUNDS (Cost $5,622,613)		5,622,613
TOTAL LONG-TERM INVESTMENTS (Cost $241,968,964)		221,431,562
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$6,239,062	6,239,062
TOTAL SHORT-TERM INVESTMENTS (Cost $6,239,062)		6,239,062
TOTAL INVESTMENTS – 100.0% (Cost $248,208,026) (c)		227,670,624
Other Assets/ (Liabilities) – (0.0)%		(41,099)
NET ASSETS – 100.0%		$227,629,525

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,239,063. Collateralized by U.S. Government Agency obligations with rates ranging from 4.500% - 5.500%, maturity dates ranging from 9/01/12 - 1/01/13, and an aggregate market value, including accrued interest, of $6,364,010.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.3%
COMMON STOCK – 100.3%
Agriculture – 2.7%
Bunge Ltd.	30,800	$1,855,700
Universal Corp.	69,700	2,307,767
		4,163,467
Airlines – 0.8%
Alaska Air Group, Inc. (a)	33,700	615,362
SkyWest, Inc.	51,100	521,220
		1,136,582
Automotive & Parts – 0.4%
Autoliv, Inc.	19,000	546,630
Banks – 2.6%
City National Corp.	23,500	865,505
Comerica, Inc.	39,600	837,540
Synovus Financial Corp.	69,200	206,908
Trustmark Corp.	39,100	755,412
Webster Financial Corp.	96,900	780,045
Whitney Holding Corp.	58,300	534,028
		3,979,438
Beverages – 1.4%
The Pepsi Bottling Group, Inc.	61,700	2,087,928
Building Materials – 0.9%
Masco Corp.	80,000	766,400
Quanex Building Products Corp.	55,000	617,100
		1,383,500
Chemicals – 2.6%
Arch Chemicals, Inc.	45,550	1,120,075
Cytec Industries, Inc.	64,200	1,195,404
Rockwood Holdings, Inc. (a)	110,100	1,611,864
		3,927,343
Commercial Services – 2.5%
Convergys Corp. (a)	127,100	1,179,488
Hertz Global Holdings, Inc. (a)	143,000	1,142,570
Kelly Services, Inc. Class A	142,000	1,554,900
		3,876,958
Computers – 4.0%
NCR Corp. (a)	119,400	1,412,502
Perot Systems Corp. Class A (a)	129,300	1,852,869
SanDisk Corp. (a)	81,300	1,194,297
Western Digital Corp. (a)	64,200	1,701,300
		6,160,968
Distribution & Wholesale – 4.1%
Ingram Micro, Inc. Class A (a)	100,200	1,753,500
Tech Data Corp. (a)	66,100	2,162,131
United Stationers, Inc. (a)	54,200	1,890,496
WESCO International, Inc. (a)	19,600	490,784
		6,296,911
Electric – 4.2%
Allegheny Energy, Inc.	16,300	418,095
CMS Energy Corp.	93,025	1,123,742
Northeast Utilities	106,600	2,378,246
Portland General Electric Co.	89,725	1,747,843
RRI Energy, Inc. (a)	156,700	785,067
		6,452,993
Electrical Components & Equipment – 1.3%
EnerSys (a)	105,300	1,915,407
Electronics – 5.3%
Arrow Electronics, Inc. (a)	95,700	2,032,668
AU Optronics Corp. Sponsored ADR (Taiwan)	142,200	1,376,496
Avnet, Inc. (a)	74,400	1,564,632
AVX Corp.	89,000	883,770
Benchmark Electronics, Inc. (a)	51,100	735,840
Flextronics International Ltd. (a)	374,700	1,540,017
		8,133,423
Foods – 6.0%
Del Monte Foods Co.	158,000	1,482,040
Ruddick Corp.	86,546	2,027,773
Smithfield Foods, Inc. (a)	172,400	2,408,428
SuperValu, Inc.	95,600	1,238,020
Tyson Foods, Inc. Class A	161,300	2,033,993
		9,190,254
Gas – 2.3%
Atmos Energy Corp.	89,500	2,241,080
NiSource Inc.	106,000	1,235,960
		3,477,040
Hand & Machine Tools – 1.1%
Regal-Beloit Corp.	41,500	1,648,380
Health Care — Products – 0.6%
Henry Schein, Inc. (a)	18,200	872,690
Health Care — Services – 5.0%
AMERIGROUP Corp. (a)	51,900	1,393,515
Coventry Health Care, Inc. (a)	54,600	1,021,566
LifePoint Hospitals, Inc. (a)	75,000	1,968,750
Molina Healthcare, Inc. (a)	74,500	1,782,040
Universal Health Services, Inc. Class B	28,200	1,377,570
		7,543,441
Home Builders – 0.8%
Thor Industries, Inc.	64,906	1,192,323
Home Furnishing – 0.5%
Whirlpool Corp.	19,200	817,152
Insurance – 8.6%
Arch Capital Group Ltd. (a)	17,000	995,860
Aspen Insurance Holdings Ltd.	92,300	2,061,982
Fidelity National Financial, Inc. Class A	47,800	646,734
Old Republic International Corp.	128,600	1,266,710
PartnerRe Ltd.	13,100	850,845
Platinum Underwriters Holdings Ltd.	70,700	2,021,313
Reinsurance Group of America, Inc. Class A	37,700	1,316,107
RenaissanceRe Holdings Ltd.	17,050	793,507
StanCorp Financial Group, Inc.	59,500	1,706,460
Unum Group	89,650	1,421,849
		13,081,367
Iron & Steel – 1.2%
Reliance Steel & Aluminum Co.	48,700	1,869,593

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.6%
Callaway Golf Co.	190,900	$967,863
Lodging – 0.7%
Boyd Gaming Corp. (a)	117,900	1,002,150
Machinery — Construction & Mining – 1.1%
Terex Corp. (a)	144,500	1,744,115
Machinery — Diversified – 2.0%
Briggs & Stratton Corp.	110,700	1,476,738
Gardner Denver, Inc. (a)	59,100	1,487,547
		2,964,285
Manufacturing – 2.0%
A.O. Smith Corp.	25,000	814,250
Acuity Brands, Inc.	27,500	771,375
AptarGroup, Inc.	20,400	688,908
Cooper Industries, Ltd. Class A	24,900	773,145
		3,047,678
Media – 0.5%
CBS Corp. Class B	113,600	786,112
Metal Fabricate & Hardware – 2.8%
Commercial Metals Co.	154,400	2,475,032
Mueller Industries, Inc.	84,028	1,747,782
		4,222,814
Oil & Gas – 6.3%
Cimarex Energy Co.	94,900	2,689,466
Denbury Resources, Inc. (a)	113,800	1,676,274
Frontier Oil Corp.	53,000	694,830
Helmerich & Payne, Inc.	58,500	1,805,895
Rowan Cos., Inc. (a)	39,900	770,868
Whiting Petroleum Corp. (a)	56,200	1,975,992
		9,613,325
Oil & Gas Services – 1.0%
Acergy SA Sponsored ADR (Luxembourg)	27,529	270,885
Oil States International, Inc. (a)	53,100	1,285,551
		1,556,436
Packaging & Containers – 2.0%
Owens-IIlinois, Inc. (a)	53,000	1,484,530
Sonoco Products Co.	65,100	1,559,145
		3,043,675
Pharmaceuticals – 0.8%
Omnicare, Inc.	48,400	1,246,784
Real Estate – 0.1%
Brookfield Properties Corp.	20,700	164,979
Real Estate Investment Trusts (REITS) – 4.8%
Alexandria Real Estate Equities, Inc.	15,900	569,061
Digital Realty Trust, Inc.	51,400	1,842,690
Home Properties, Inc.	39,000	1,329,900
Mid-America Apartment Communities, Inc.	29,300	1,075,603
Sunstone Hotel Investors, Inc.	95,604	511,482
Tanger Factory Outlet Centers, Inc.	43,700	1,417,191
Taubman Centers, Inc.	22,500	604,350
		7,350,277
Retail – 7.6%
AutoNation, Inc. (a)	59,600	1,034,060
Foot Locker, Inc.	215,700	2,258,379
Insight Enterprises, Inc. (a)	116,700	1,127,322
J.C. Penney Co., Inc.	67,000	1,923,570
Jones Apparel Group, Inc.	29,500	316,535
Limited Brands, Inc.	118,200	1,414,854
Men's Wearhouse, Inc.	101,800	1,952,524
Signet Jewelers Ltd. (a)	71,050	1,479,261
		11,506,505
Savings & Loans – 1.8%
Astoria Financial Corp.	34,100	292,578
First Niagara Financial Group, Inc.	52,400	598,408
Provident Financial Services, Inc.	39,000	354,900
Washington Federal, Inc.	119,800	1,557,400
		2,803,286
Semiconductors – 3.3%
Amkor Technology, Inc. (a)	146,900	694,837
Lam Research Corp. (a)	30,800	800,800
Siliconware Precision Industries Co. Sponsored ADR (Taiwan)	277,900	1,722,980
Teradyne, Inc. (a)	142,700	978,922
Zoran Corp. (a)	73,800	804,420
		5,001,959
Telecommunications – 2.9%
Amdocs Ltd. (a)	43,600	935,220
Anixter International, Inc. (a)	47,200	1,774,248
CommScope, Inc. (a)	62,400	1,638,624
		4,348,092
Transportation – 1.1%
Arkansas Best Corp.	14,500	382,075
Con-way, Inc.	37,900	1,338,248
		1,720,323
TOTAL COMMON STOCK (Cost $190,592,235)		152,844,446
TOTAL EQUITIES (Cost $190,592,235)		152,844,446
TOTAL LONG-TERM INVESTMENTS (Cost $190,592,235)		152,844,446
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$4,664,297	4,664,297
TOTAL SHORT-TERM INVESTMENTS (Cost $4,664,297)		4,664,297
TOTAL INVESTMENTS – 103.4% (Cost $195,256,532) (c)		157,508,743
Other Assets/ (Liabilities) – (3.4)%		(5,140,247)
NET ASSETS – 100.0%		$152,368,496
Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,664,297. Collateralized by U.S. Government Agency obligations with a rate of 1.268%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $4,760,944.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 96.0%
Aerospace & Defense – 0.6%
Kaman Corp.	7,400	$123,580
Kratos Defense & Security Solutions, Inc. (a)	43,400	38,626
		162,206
Agriculture – 0.4%
Alliance One International, Inc. (a)	33,400	126,920
Airlines – 0.7%
Alaska Air Group, Inc. (a)	10,400	189,904
Automotive & Parts – 0.0%
Accuride Corp. (a)	12,200	4,014
Banks – 3.9%
East West Bancorp, Inc.	17,700	114,873
Glacier Bancorp, Inc.	14,800	218,596
Home Bancshares Inc.	10,500	199,920
Signature Bank (a)	5,700	154,584
SVB Financial Group (a)	11,200	304,864
Wintrust Financial Corp.	8,700	139,896
		1,132,733
Biotechnology – 0.8%
Exelixis, Inc. (a)	18,800	91,556
Myriad Genetics, Inc. (a)	3,700	131,905
		223,461
Building Materials – 1.9%
Comfort Systems USA, Inc.	11,200	114,800
Drew Industries, Inc. (a)	13,700	166,729
Gibraltar Industries, Inc.	3,600	24,732
Universal Forest Products, Inc.	7,400	244,866
		551,127
Chemicals – 3.6%
Airgas, Inc.	9,700	393,141
American Vanguard Corp.	13,900	157,070
Arch Chemicals, Inc.	10,150	249,588
Innospec, Inc.	14,900	160,175
Symyx Technologies (a)	13,300	77,805
		1,037,779
Commercial Services – 9.6%
Aaron's, Inc.	24,700	736,554
Corinthian Colleges, Inc. (a)	13,200	223,476
Dollar Thrifty Automotive Group, Inc. (a)	7,300	101,835
Electro Rent Corp.	17,000	161,330
FTI Consulting, Inc. (a)	8,070	409,310
Landauer, Inc.	3,700	226,958
McGrath Rentcorp	16,700	318,302
MPS Group, Inc. (a)	33,100	252,884
Navigant Consulting, Inc. (a)	18,600	240,312
Startek, Inc. (a)	14,500	116,290
		2,787,251
Computers – 1.2%
Palm, Inc. (a)	18,000	298,260
Xyratex Ltd. (a)	10,900	54,391
		352,651
Distribution & Wholesale – 4.5%
Beacon Roofing Supply, Inc. (a)	30,900	446,814
Owens & Minor, Inc.	14,900	652,918
Pool Corp.	11,800	195,408
		1,295,140
Diversified Financial – 1.9%
JMP Group, Inc.	10,800	83,052
Piper Jaffray Cos., Inc. (a)	4,200	183,414
Stifel Financial Corp. (a)	6,250	300,563
		567,029
Electric – 2.8%
Black Hills Corp.	9,300	213,807
Cleco Corp.	13,050	292,581
El Paso Electric Co. (a)	12,600	175,896
The Empire District Electric Co.	7,300	120,596
		802,880
Electrical Components & Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	16,200	145,638
Belden Inc.	10,600	177,020
C&D Technologies, Inc. (a)	15,900	31,800
Littelfuse, Inc. (a)	7,800	155,688
		510,146
Electronics – 2.0%
Analogic Corp.	3,940	145,583
Methode Electronics, Inc.	6,300	44,226
Newport Corp. (a)	10,000	57,900
Woodward Governor Co.	16,800	332,640
		580,349
Engineering & Construction – 1.3%
Insituform Technologies, Inc. Class A (a)	16,200	274,914
Sterling Construction Co., Inc. (a)	6,300	96,138
		371,052
Entertainment – 0.4%
Ascent Media Corp. Series A (a)	4,900	130,242
Environmental Controls – 1.0%
Waste Connections, Inc. (a)	11,000	285,010
Foods – 0.6%
Nash Finch Co.	6,200	167,772
Forest Products & Paper – 2.4%
Clearwater Paper Corp. (a)	4,800	121,392
Deltic Timber Corp.	6,400	227,008
Potlatch Corp.	9,150	222,254
Wausau Paper Corp.	20,100	135,072
		705,726
Gas – 1.1%
Southwest Gas Corp.	8,600	191,006
Vectren Corp.	6,000	140,580
		331,586
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	2,900	75,168
Health Care — Products – 1.4%
AngioDynamics, Inc. (a)	7,900	104,833

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	8,900	$310,165
		414,998
Health Care — Services – 1.1%
National Healthcare Corp.	6,400	242,816
Triple-S Management Corp. Class B (a)	5,200	81,068
		323,884
Holding Company — Diversified – 0.3%
Compass Diversified Holdings	11,900	96,271
Home Builders – 1.6%
M/I Homes, Inc. (a)	7,700	75,383
Meritage Home Corp. (a)	13,000	245,180
Winnebago Industries, Inc.	18,100	134,483
		455,046
Home Furnishing – 0.4%
Stanley Furniture Co., Inc.	10,000	107,900
Household Products – 0.5%
CSS Industries, Inc.	7,600	154,888
Insurance – 4.6%
Employers Holdings, Inc.	7,700	104,335
Markel Corp. (a)	690	194,373
Max Capital Group Ltd.	13,800	254,748
National Interstate Corp.	11,000	166,980
ProAssurance Corp. (a)	12,200	563,762
Universal American Corp. (a)	7,400	64,528
		1,348,726
Internet – 0.8%
Websense, Inc. (a)	12,350	220,324
Investment Companies – 1.9%
Ares Capital Corp.	27,100	218,426
Hercules Technology Growth Capital, Inc.	18,300	152,988
Kohlberg Capital Corp.	18,800	118,816
Prospect Capital Corp.	6,300	57,960
		548,190
Iron & Steel – 0.6%
Carpenter Technology Corp.	8,850	184,169
Lodging – 0.7%
Orient-Express Hotels Ltd.	25,400	215,646
Machinery — Construction & Mining – 0.5%
Astec Industries, Inc. (a)	5,100	151,419
Machinery — Diversified – 2.6%
Cascade Corp.	5,200	81,796
IDEX Corp.	13,100	321,867
Nordson Corp.	9,400	363,404
		767,067
Manufacturing – 4.6%
Ameron International Corp.	4,600	308,384
AptarGroup, Inc.	13,800	466,026
Matthews International Corp. Class A	12,250	381,220
Myers Industries, Inc.	20,900	173,888
		1,329,518
Media – 0.1%
Saga Communications, Inc. Class A (a)	5,000	25,750
Metal Fabricate & Hardware – 1.8%
Circor International, Inc.	6,700	158,187
Sims Group Ltd. Sponsored ADR (Australia)	17,300	356,726
		514,913
Mining – 1.4%
AMCOL International Corp.	5,500	118,690
Franco-Nevada Corp.	7,200	173,157
International Royalty Corp.	35,000	114,100
		405,947
Oil & Gas – 3.2%
Atwood Oceanics, Inc. (a)	5,100	127,041
Forest Oil Corp. (a)	8,050	120,106
GeoMet, Inc. (a)	8,400	9,240
Hercules Offshore, Inc. (a)	11,000	43,670
Mariner Energy, Inc. (a)	10,000	117,500
Penn Virginia Corp.	15,900	260,283
Whiting Petroleum Corp. (a)	7,150	251,394
		929,234
Oil & Gas Services – 1.3%
CARBO Ceramics, Inc.	4,650	159,030
TETRA Technologies, Inc. (a)	22,500	179,100
Union Drilling, Inc. (a)	5,500	36,410
		374,540
Pharmaceuticals – 0.0%
Myriad Pharmaceuticals, Inc. (a)	725	3,371
Real Estate Investment Trusts (REITS) – 5.4%
CBL & Associates Properties, Inc.	38,100	205,359
Cedar Shopping Centers, Inc.	17,400	78,648
First Potomac Realty Trust	13,800	134,550
Hatteras Financial Corp.	9,000	257,310
Kilroy Realty Corp.	12,700	260,858
LaSalle Hotel Properties	14,750	182,015
Parkway Properties, Inc.	6,200	80,600
Redwood Trust, Inc.	12,200	180,072
Strategic Hotels & Resorts, Inc.	5,800	6,438
Washington Real Estate Investment Trust	8,400	187,908
		1,573,758
Retail – 3.8%
Casey's General Stores, Inc.	8,200	210,658
Fred's, Inc. Class A	13,400	168,840
Haverty Furniture Cos., Inc.	16,600	151,890
MarineMax, Inc. (a)	12,500	43,000
Men's Wearhouse, Inc.	11,500	220,570
The Steak'n Shake Co. (a)	10,600	92,644
Stein Mart, Inc. (a)	23,800	210,868
		1,098,470
Semiconductors – 2.9%
ATMI, Inc. (a)	7,700	119,581
Brooks Automation, Inc. (a)	19,300	86,464
Cabot Microelectronics Corp. (a)	3,900	110,331
Formfactor, Inc. (a)	9,900	170,676

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GSI Group, Inc. (a)	22,800	$22,344
Microsemi Corp. (a)	12,200	168,360
Teradyne, Inc. (a)	22,300	152,978
		830,734
Software – 3.5%
Progress Software Corp. (a)	13,750	291,088
SPSS, Inc. (a)	10,150	338,705
SYNNEX Corp. (a)	9,500	237,405
Wind River Systems, Inc. (a)	12,500	143,250
		1,010,448
Telecommunications – 1.7%
Ixia (a)	22,200	149,628
Premiere Global Services, Inc. (a)	24,300	263,412
Sonus Networks, Inc. (a)	54,300	87,423
		500,463
Textiles – 0.8%
Culp, Inc. (a)	10,100	50,500
G&K Services, Inc. Class A	9,200	194,580
		245,080
Transportation – 5.7%
Genesee & Wyoming, Inc. Class A (a)	13,550	359,211
Kirby Corp. (a)	13,550	430,754
Landstar System, Inc.	18,350	658,948
UTI Worldwide, Inc. (a)	17,300	197,220
		1,646,133
TOTAL COMMON STOCK (Cost $26,289,750)		27,867,033
PREFERRED STOCK – 1.0%
Banks – 0.2%
East West Bancorp, Inc., Series A	100	53,100
Insurance – 0.4%
Assured Guaranty Ltd.	2,800	140,000
Oil & Gas – 0.4%
Whiting Petroleum Corp.	1,100	108,504
TOTAL PREFERRED STOCK (Cost $319,876)		301,604
TOTAL EQUITIES (Cost $26,609,626)		28,168,637
MUTUAL FUNDS – 1.9%
Diversified Financial – 1.9%
First Opportunity Fund, Inc.	19,200	95,616
iShares Russell 2000 Value Index Fund	4,650	216,364
T. Rowe Price Reserve Investment Fund	224,237	224,237
TOTAL MUTUAL FUNDS (Cost $522,793)		536,217
TOTAL LONG-TERM INVESTMENTS (Cost $27,132,419)		28,704,854
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$706,701	706,701
TOTAL SHORT-TERM INVESTMENTS (Cost $706,701)		706,701
TOTAL INVESTMENTS – 101.3% (Cost $27,839,120) (c)		29,411,555
Other Assets/ (Liabilities) – (1.3)%		(383,944)
NET ASSETS – 100.0%		$29,027,611

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $706,701. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 9/17/10, and an aggregate market value, including accrued interest, of $723,840.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.3%
COMMON STOCK – 97.3%
Advertising – 0.1%
inVentiv Health Inc. (a)	3,471	$46,963
Aerospace & Defense – 2.4%
AAR CORP. (a)	4,052	65,035
Aerovironment, Inc. (a)	1,600	49,376
Cubic Corp.	1,600	57,264
Curtiss-Wright Corp.	4,740	140,920
Esterline Technologies Corp. (a)	3,119	84,431
GenCorp, Inc. (a)	5,204	9,940
Kaman Corp.	2,631	43,938
Moog, Inc. Class A (a)	4,491	115,913
Orbital Sciences Corp. (a)	6,002	91,050
Teledyne Technologies, Inc. (a)	3,811	124,810
Triumph Group, Inc.	1,739	69,560
		852,237
Agriculture – 0.3%
Alliance One International, Inc. (a)	9,505	36,119
The Andersons, Inc.	1,929	57,754
		93,873
Airlines – 0.2%
SkyWest, Inc.	5,800	59,160
Apparel – 2.0%
Carter's, Inc. (a)	6,000	147,660
Crocs, Inc. (a)	8,789	29,883
Deckers Outdoor Corp. (a)	1,413	99,291
Iconix Brand Group, Inc. (a)	7,286	112,059
K-Swiss, Inc. Class A	2,821	23,978
Maidenform Brands, Inc. (a)	2,000	22,940
Oxford Industries, Inc.	1,400	16,310
Perry Ellis International, Inc. (a)	1,135	8,263
Quiksilver, Inc. (a)	13,395	24,781
Skechers U.S.A., Inc. Class A (a)	3,490	34,097
True Religion Apparel, Inc. (a)	2,000	44,600
Volcom, Inc. (a)	1,638	20,475
Wolverine World Wide, Inc.	5,185	114,381
		698,718
Auto Manufacturers – 0.0%
Wabash National Corp.	3,200	2,240
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	2,087	30,261
Spartan Motors, Inc.	3,400	38,522
Standard Motor Products, Inc.	1,300	10,751
Superior Industries International, Inc.	2,428	34,235
		113,769
Banks – 5.8%
Bank Mutual Corp.	5,100	44,472
Bank of the Ozarks, Inc.	1,300	28,119
Boston Private Financial Holdings, Inc.	6,650	29,792
Cascade Bancorp	2,900	4,089
Central Pacific Financial Corp.	3,000	11,250
Columbia Banking System, Inc.	1,900	19,437
Community Bank System, Inc.	3,412	49,679
East West Bancorp, Inc.	6,742	43,756
First Bancorp	7,996	31,584
First Commonwealth Financial Corp.	7,900	50,086
First Financial Bancorp	4,500	33,840
First Financial Bankshares, Inc.	2,200	110,792
First Midwest Bancorp, Inc.	5,136	37,544
Frontier Financial Corp.	5,010	6,062
Glacier Bancorp, Inc.	6,499	95,990
Hancock Holding Co.	2,510	81,550
Hanmi Financial Corp.	3,900	6,825
Home Bancshares Inc.	1,400	26,656
Independent Bank Corp.\MA	2,229	43,911
Independent Bank Corp.\MI	2,120	2,798
Nara Bancorp, Inc.	2,300	11,914
National Penn Bancshares, Inc.	8,653	39,890
NBT Bancorp, Inc.	3,500	75,985
Old National Bancorp	6,998	68,720
Pinnacle Financial Partners, Inc. (a)	3,339	44,476
PrivateBancorp, Inc.	3,964	88,159
Prosperity Bancshares, Inc.	4,309	128,538
S&T Bancorp, Inc.	2,500	30,400
Signature Bank (a)	4,146	112,440
Simmons First National Corp. Class A	1,300	34,736
The South Financial Group, Inc.	16,913	20,127
Sterling Bancorp	1,900	15,865
Sterling Bancshares, Inc.	8,508	53,856
Sterling Financial Corp.	5,554	16,162
Susquehanna Bancshares, Inc.	9,074	44,372
Tompkins Financial Corp.	699	33,517
Trustco Bank Corp. NY	7,900	46,689
UCBH Holdings, Inc.	12,342	15,551
UMB Financial Corp.	3,138	119,275
Umpqua Holdings Corp.	6,354	49,307
United Bankshares, Inc.	3,922	76,636
United Community Banks (a)	4,386	26,275
Whitney Holding Corp.	6,926	63,442
Wilshire Bancorp, Inc.	2,057	11,828
Wintrust Financial Corp.	2,476	39,814
		2,026,206
Beverages – 0.7%
Boston Beer Co., Inc. Class A (a)	1,100	32,549
Green Mountain Coffee Roasters, Inc. (a)	2,778	164,235
Peet's Coffee & Tea, Inc. (a)	1,200	30,240
		227,024
Biotechnology – 0.9%
Arqule, Inc. (a)	3,000	18,420
Cambrex Corp. (a)	3,000	12,360
CryoLife, Inc. (a)	2,926	16,210
Enzo Biochem, Inc. (a)	3,400	15,062
Integra LifeSciences Holdings Corp. (a)	2,136	56,625
Martek Biosciences Corp.	3,496	73,941

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	6,736	$120,709
		313,327
Building Materials – 1.4%
Apogee Enterprises, Inc.	2,905	35,732
Drew Industries, Inc. (a)	2,067	25,155
Eagle Materials, Inc.	4,600	116,104
Gibraltar Industries, Inc.	2,847	19,559
NCI Building Systems, Inc. (a)	2,074	5,475
Quanex Building Products Corp.	3,974	44,588
Simpson Manufacturing Co., Inc.	3,906	84,448
Texas Industries, Inc.	2,975	93,296
Universal Forest Products, Inc.	1,724	57,047
		481,404
Chemicals – 1.6%
A. Schulman, Inc.	2,700	40,797
American Vanguard Corp.	2,100	23,730
Arch Chemicals, Inc.	2,617	64,352
Balchem Corp.	1,900	46,588
H.B. Fuller Co.	5,182	97,266
NewMarket Corp.	1,325	89,212
OM Group, Inc. (a)	3,272	94,954
Penford Corp.	1,200	6,948
PolyOne Corp. (a)	9,865	26,734
Quaker Chemical Corp.	1,100	14,619
Stepan Co.	775	34,224
Zep, Inc.	2,200	26,510
		565,934
Commercial Services – 5.5%
ABM Industries, Inc.	4,841	87,477
Administaff, Inc.	2,353	54,754
American Public Education, Inc. (a)	1,700	67,337
AMN Healthcare Services, Inc. (a)	3,378	21,552
Arbitron, Inc.	2,824	44,873
Bankrate, Inc. (a)	1,518	38,314
Bowne & Co., Inc.	2,920	19,009
Capella Education Co. (a)	1,500	89,925
CDI Corp.	1,326	14,785
Chemed Corp.	2,335	92,186
Coinstar, Inc. (a)	3,197	85,360
Consolidated Graphics, Inc. (a)	1,142	19,894
Corvel Corp. (a)	866	19,719
Cross Country Healthcare, Inc. (a)	3,200	21,984
Forrester Research, Inc. (a)	1,600	39,280
The Geo Group, Inc. (a)	5,400	100,332
Healthcare Services Group, Inc.	4,496	80,388
Healthspring, Inc. (a)	5,180	56,255
Heartland Payment Systems, Inc.	2,700	25,839
Heidrick & Struggles International, Inc.	1,723	31,445
Hillenbrand, Inc.	6,556	109,092
HMS Holdings Corp. (a)	2,688	109,455
Kendle International, Inc. (a)	1,352	16,548
Landauer, Inc.	1,000	61,340
Live Nation, Inc. (a)	8,653	42,054
Maximus, Inc.	1,793	73,961
Midas, Inc. (a)	1,500	15,720
On Assignment, Inc. (a)	3,700	14,467
PAREXEL International Corp. (a)	6,073	87,330
Pre-Paid Legal Services, Inc. (a)	739	32,213
Rewards Network, Inc. (a)	2,700	10,206
Spherion Corp. (a)	5,600	23,072
Startek, Inc. (a)	1,300	10,426
TeleTech Holdings, Inc. (a)	3,800	57,570
Ticketmaster (a)	4,200	26,964
TrueBlue, Inc. (a)	4,534	38,086
Universal Technical Institute, Inc. (a)	2,070	30,905
Viad Corp.	2,127	36,627
Volt Information Sciences, Inc. (a)	1,300	8,151
Wright Express Corp. (a)	4,066	103,561
		1,918,456
Computers – 1.6%
Agilysys, Inc.	2,393	11,199
CACI International, Inc. Class A (a)	3,144	134,280
Ciber, Inc. (a)	6,428	19,927
Hutchinson Technology, Inc. (a)	2,421	4,721
Integral Systems, Inc. (a)	1,800	14,976
Manhattan Associates, Inc. (a)	2,463	44,876
Mercury Computer Systems, Inc. (a)	2,400	22,200
MTS Systems Corp.	1,769	36,530
Radiant Systems, Inc. (a)	2,900	24,070
RadiSys Corp. (a)	2,400	21,624
Stratasys, Inc. (a)	2,200	24,178
SYKES Enterprises, Inc. (a)	3,566	64,509
Synaptics, Inc. (a)	3,550	137,207
		560,297
Cosmetics & Personal Care – 0.4%
Chattem, Inc. (a)	2,021	137,630
Distribution & Wholesale – 1.3%
Brightpoint, Inc. (a)	5,572	34,936
MWI Veterinary Supply, Inc. (a)	1,300	45,318
Pool Corp.	5,101	84,473
ScanSource, Inc. (a)	2,826	69,294
United Stationers, Inc. (a)	2,507	87,444
Watsco, Inc.	2,971	145,371
		466,836
Diversified Financial – 2.3%
Financial Federal Corp.	2,658	54,622
Greenhill & Co., Inc.	1,900	137,199
Investment Technology Group, Inc. (a)	4,625	94,304
LaBranche & Co., Inc. (a)	5,313	22,846
National Financial Partners Corp.	4,247	31,088
optionsXpress Holdings, Inc.	4,400	68,332
Piper Jaffray Cos., Inc. (a)	1,665	72,710
Portfolio Recovery Associates, Inc. (a)	1,620	62,743
Stifel Financial Corp. (a)	2,926	140,711
SWS Group, Inc.	2,879	40,220
TradeStation Group, Inc. (a)	3,333	28,197
World Acceptance Corp. (a)	1,722	34,285
		787,257

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric – 1.5%
Allete, Inc.	2,908	$83,605
Avista Corp.	5,757	102,532
Central Vermont Public Service Corp.	1,200	21,720
CH Energy Group, Inc.	1,700	79,390
El Paso Electric Co. (a)	4,662	65,082
UIL Holdings Corp.	3,133	70,336
Unisource Energy Corp. Co.	3,725	98,861
		521,526
Electrical Components & Equipment – 0.7%
Advanced Energy Industries, Inc. (a)	3,424	30,782
Belden Inc.	4,871	81,345
C&D Technologies, Inc. (a)	2,741	5,482
Greatbatch, Inc. (a)	2,400	54,264
Littelfuse, Inc. (a)	2,300	45,908
Magnetek, Inc. (a)	3,700	5,143
Vicor Corp.	2,000	14,440
		237,364
Electronics – 4.0%
American Science & Engineering, Inc.	920	63,590
Analogic Corp.	1,389	51,323
Axsys Technologies, Inc. (a)	971	52,084
Badger Meter, Inc.	1,600	65,600
Bel Fuse, Inc. Class B	1,300	20,852
Benchmark Electronics, Inc. (a)	6,850	98,640
Brady Corp. Class A	5,388	135,347
Checkpoint Systems, Inc. (a)	4,021	63,089
CTS Corp.	3,500	22,925
Cymer, Inc. (a)	3,151	93,679
Daktronics, Inc.	3,554	27,366
Dionex Corp. (a)	1,836	112,051
Electro Scientific Industries, Inc. (a)	2,800	31,304
Faro Technologies, Inc. (a)	1,766	27,426
FEI Co. (a)	3,954	90,547
II-VI, Inc. (a)	2,516	55,780
Keithley Instruments, Inc.	1,600	6,400
Lo-Jack Corp. (a)	2,000	8,380
Methode Electronics, Inc.	4,000	28,080
Newport Corp. (a)	3,800	22,002
Park Electrochemical Corp.	2,144	46,160
Plexus Corp. (a)	4,181	85,543
Rogers Corp. (a)	1,642	33,218
Sonic Solutions, Inc. (a)	2,800	8,260
Technitrol, Inc.	4,278	27,679
TTM Technologies, Inc. (a)	4,454	35,454
Watts Water Technologies, Inc. Class A	3,055	65,805
		1,378,584
Energy — Alternate Sources – 0.0%
Headwaters, Inc. (a)	4,499	15,117
Engineering & Construction – 0.7%
Emcor Group, Inc. (a)	6,950	139,834
Insituform Technologies, Inc. Class A (a)	4,017	68,169
Stanley, Inc. (a)	1,400	46,032
		254,035
Entertainment – 0.3%
Pinnacle Entertainment, Inc. (a)	6,341	58,908
Shuffle Master, Inc. (a)	5,594	36,976
		95,884
Environmental Controls – 0.9%
Calgon Carbon Corp. (a)	5,664	78,673
Darling International, Inc. (a)	8,613	56,846
TETRA Technologies, Inc. (a)	6,363	182,300
		317,819
Foods – 1.9%
Cal-Maine Foods, Inc.	1,300	32,448
Diamond Foods, Inc.	1,700	47,430
Hain Celestial Group, Inc. (a)	4,298	67,092
J&J Snack Foods Corp.	1,500	53,850
Lance, Inc.	3,332	77,069
Nash Finch Co.	1,341	36,287
Sanderson Farms, Inc.	1,823	82,035
Spartan Stores, Inc.	2,353	29,201
The Great Atlantic & Pacific Tea Co., Inc. (a)	3,168	13,464
TreeHouse Foods, Inc. (a)	3,335	95,948
United Natural Foods, Inc. (a)	4,453	116,891
		651,715
Forest Products & Paper – 1.0%
Buckeye Technologies, Inc. (a)	4,100	18,409
Clearwater Paper Corp. (a)	1,200	30,348
Deltic Timber Corp.	1,118	39,655
Neenah Paper, Inc.	1,508	13,286
Rock-Tenn Co. Class A	4,024	153,556
Schweitzer-Mauduit International, Inc.	1,600	43,536
Wausau Paper Corp.	5,100	34,272
		333,062
Gas – 2.9%
Atmos Energy Corp.	9,687	242,562
The Laclede Group, Inc.	2,268	75,139
New Jersey Resources Corp.	4,469	165,532
Northwest Natural Gas Co.	2,738	121,348
Piedmont Natural Gas Co., Inc.	7,750	186,853
South Jersey Industries, Inc.	3,088	107,740
Southwest Gas Corp.	4,714	104,698
		1,003,872
Hand & Machine Tools – 0.8%
Baldor Electric Co.	4,882	116,143
Regal-Beloit Corp.	3,772	149,824
		265,967
Health Care — Products – 3.7%
Abaxis, Inc. (a)	2,315	47,550
American Medical Systems Holdings, Inc. (a)	7,766	122,703
CONMED Corp. (a)	3,056	47,429
Cyberonics, Inc. (a)	2,515	41,824
Haemonetics Corp. (a)	2,665	151,905
Hanger Orthopedic Group, Inc. (a)	3,300	44,847
ICU Medical, Inc. (a)	1,417	58,310
Invacare Corp.	3,395	59,922
Kensey Nash Corp. (a)	1,200	31,452
LCA-Vision, Inc. (a)	1,977	8,343
Meridian Bioscience, Inc.	4,243	95,807
Merit Medical Systems, Inc. (a)	2,912	47,466

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Natus Medical Inc. (a)	2,900	$33,466
Osteotech, Inc. (a)	2,100	9,240
Palomar Medical Technologies, Inc. (a)	1,900	27,854
PSS World Medical, Inc. (a)	6,241	115,521
SurModics, Inc. (a)	1,530	34,624
Symmetry Medical Inc. (a)	3,756	35,006
The Cooper Cos., Inc.	4,765	117,838
West Pharmaceutical Services, Inc.	3,384	117,932
Zoll Medical Corp. (a)	2,225	43,031
		1,292,070
Health Care — Services – 3.4%
Air Methods Corp. (a)	1,118	30,589
Almost Family, Inc. (a)	673	17,572
Amedisys, Inc. (a)	2,862	94,503
AMERIGROUP Corp. (a)	5,574	149,662
AmSurg Corp. (a)	3,256	69,809
Bio-Reference Labs, Inc. (a)	1,200	37,932
Centene Corp. (a)	4,473	89,371
Genoptix, Inc. (a)	1,000	31,990
Gentiva Health Services, Inc. (a)	3,092	50,894
Healthways, Inc. (a)	3,485	46,873
The IPC Hospitalist Co. (a)	898	23,968
LHC Group, Inc. (a)	1,542	34,248
Magellan Health Services, Inc. (a)	3,790	124,388
Medcath Corp. (a)	2,036	23,943
Mednax, Inc. (a)	4,779	201,339
Molina Healthcare, Inc. (a)	1,500	35,880
Odyssey Healthcare, Inc. (a)	3,400	34,952
RehabCare Group, Inc. (a)	1,880	44,988
Res-Care, Inc. (a)	2,700	38,610
		1,181,511
Home Builders – 0.4%
M/I Homes, Inc. (a)	1,967	19,257
Meritage Home Corp. (a)	3,315	62,521
Skyline Corp.	700	15,225
Standard Pacific Corp. (a)	9,680	19,650
Winnebago Industries, Inc.	3,053	22,684
		139,337
Home Furnishing – 0.4%
Audiovox Corp. Class A (a)	1,900	11,134
DTS, Inc. (a)	1,800	48,726
Ethan Allen Interiors, Inc.	2,986	30,935
La-Z-Boy, Inc.	5,400	25,488
Universal Electronics Inc. (a)	1,504	30,336
		146,619
Household Products – 0.5%
Central Garden & Pet Co. Class A (a)	7,300	71,905
Helen of Troy Ltd. (a)	3,100	52,049
Russ Berrie & Co., Inc. (a)	1,700	6,647
The Standard Register Co.	1,300	4,238
WD-40 Co.	1,768	51,272
		186,111
Housewares – 0.4%
National Presto Industries, Inc.	545	41,475
The Toro Co.	3,755	112,274
		153,749
Insurance – 2.9%
American Physicians Capital, Inc.	843	33,012
Amerisafe, Inc. (a)	2,000	31,120
Delphi Financial Group, Inc. Class A	4,605	89,475
eHealth, Inc. (a)	2,600	45,916
Employers Holdings, Inc.	4,900	66,395
Infinity Property & Casualty Corp.	1,516	55,273
Navigators Group, Inc. (a)	1,364	60,603
Presidential Life Corp.	2,200	16,654
ProAssurance Corp. (a)	3,449	159,378
RLI Corp.	1,814	81,267
Safety Insurance Group, Inc.	1,700	51,952
Selective Insurance Group	5,542	70,771
Stewart Information Services Corp.	1,863	26,548
Tower Group, Inc.	3,643	90,274
United Fire & Casualty Co.	2,398	41,126
Zenith National Insurance Corp.	3,925	85,329
		1,005,093
Internet – 2.2%
Blue Coat Systems, Inc. (a)	4,119	68,128
Blue Nile, Inc. (a)	1,479	63,582
Comscore, Inc. (a)	1,900	25,308
CyberSources Corp. (a)	7,299	111,675
DealerTrack Holdings, Inc. (a)	4,178	71,026
eResearch Technology, Inc. (a)	4,500	27,945
InfoSpace, Inc. (a)	3,600	23,868
j2 Global Communications, Inc. (a)	4,706	106,167
The Knot, Inc. (a)	3,053	24,058
NutriSystem, Inc.	3,216	46,632
PC-Tel, Inc. (a)	2,000	10,700
Perficient, Inc. (a)	3,382	23,640
Stamps.com, Inc. (a)	1,500	12,720
United Online, Inc.	8,641	56,253
Websense, Inc. (a)	4,721	84,223
		755,925
Iron & Steel – 0.1%
Olympic Steel, Inc.	902	22,072
Leisure Time – 0.6%
Arctic Cat, Inc.	1,300	5,252
Brunswick Corp.	9,293	40,146
Interval Leisure Group, Inc. (a)	4,100	38,212
Multimedia Games, Inc. (a)	2,500	12,400
Nautilus, Inc. (a)	2,500	2,825
Polaris Industries, Inc.	3,442	110,557
		209,392
Lodging – 0.1%
Marcus Corp.	2,200	23,144
Monarch Casino & Resort, Inc. (a)	1,200	8,760
		31,904
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	2,047	60,775

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 1.7%
Albany International Corp. Class A	2,812	$32,001
Applied Industrial Technologies, Inc.	3,796	74,781
Briggs & Stratton Corp.	5,232	69,795
Cascade Corp.	900	14,157
Cognex Corp.	4,188	59,176
Gardner Denver, Inc. (a)	5,394	135,767
Gerber Scientific, Inc. (a)	2,500	6,250
Intermec Inc. (a)	5,100	65,790
Intevac, Inc. (a)	2,253	19,624
Lindsay Corp.	1,288	42,633
Robbins & Myers, Inc.	3,424	65,912
		585,886
Manufacturing – 2.6%
A.O. Smith Corp.	2,404	78,298
Actuant Corp. Class A	6,961	84,924
Acuity Brands, Inc.	4,200	117,810
AZZ, Inc. (a)	1,300	44,733
Barnes Group Inc.	4,400	52,316
Ceradyne, Inc. (a)	2,700	47,682
Clarcor, Inc.	5,377	156,955
EnPro Industries, Inc. (a)	2,149	38,704
ESCO Technologies, Inc. (a)	2,700	120,960
Griffon Corp. (a)	5,076	42,232
John Bean Technologies Corp.	2,900	36,308
Lydall, Inc. (a)	1,800	6,120
Myers Industries, Inc.	3,000	24,960
Standex International Corp.	1,300	15,080
Sturm, Ruger & Co., Inc.	2,000	24,880
Tredegar Corp.	2,000	26,640
		918,602
Media – 0.0%
The E.W. Scripps Co. Class A	3,166	6,617
Metal Fabricate & Hardware – 0.8%
A.M. Castle & Co.	1,783	21,539
Circor International, Inc.	1,800	42,498
Kaydon Corp.	3,526	114,806
Lawson Products, Inc.	480	6,821
Mueller Industries, Inc.	3,922	81,578
		267,242
Mining – 0.5%
Amcol International Corp.	2,389	51,555
Brush Engineered Materials Inc. (a)	2,083	34,890
Century Aluminum Co. (a)	5,819	36,252
RTI International Metals, Inc. (a)	2,448	43,256
		165,953
Office Furnishings – 0.1%
Interface, Inc. Class A	5,950	36,890
Oil & Gas – 1.7%
Atwood Oceanics, Inc. (a)	5,936	147,866
Holly Corp.	4,300	77,314
Penn Virginia Corp.	4,708	77,070
Petroleum Development Corp. (a)	1,546	24,257
PetroQuest Energy, Inc. (a)	5,459	20,144
Pioneer Drilling Co. (a)	5,213	24,970
St. Mary Land & Exploration Co.	6,561	136,928
Stone Energy Corp. (a)	4,315	32,017
Swift Energy Co. (a)	3,296	54,878
		595,444
Oil & Gas Services – 2.4%
Basic Energy Services, Inc. (a)	2,438	16,651
CARBO Ceramics, Inc.	2,069	70,760
Dril-Quip, Inc. (a)	3,151	120,053
Gulf Island Fabrication, Inc.	1,432	22,668
Hornbeck Offshore Services, Inc. (a)	2,422	51,807
ION Geophysical Corp. (a)	9,440	24,261
Lufkin Industries, Inc.	1,539	64,715
Matrix Service Co. (a)	2,684	30,812
NATCO Group, Inc. Class A (a)	2,117	69,692
Oil States International, Inc. (a)	5,200	125,892
SEACOR Holdings, Inc. (a)	2,075	156,123
Superior Well Services, Inc. (a)	1,781	10,597
TETRA Technologies, Inc. (a)	7,921	63,051
		827,082
Pharmaceuticals – 2.0%
Align Technology, Inc. (a)	7,000	74,200
Cubist Pharmaceuticals, Inc. (a)	6,054	110,970
HealthExtras, Inc. (a)	4,046	100,907
Mannatech, Inc.	1,700	5,610
Neogen Corp. (a)	1,600	46,368
Noven Pharmaceuticals, Inc. (a)	2,600	37,180
Par Pharmaceutical Cos., Inc. (a)	3,600	54,540
PetMed Express, Inc. (a)	2,500	37,575
PharMerica Corp. (a)	3,186	62,541
Salix Pharmaceuticals Ltd. (a)	5,200	51,324
Savient Pharmaceuticals, Inc. (a)	5,507	76,327
Theragenics Corp. (a)	4,000	5,160
Viropharma, Inc. (a)	8,131	48,217
		710,919
Real Estate – 0.1%
Forestar Real Estate Group, Inc. (a)	3,823	45,417
Real Estate Investment Trusts (REITS) – 5.7%
Acadia Realty Trust	4,064	53,035
BioMed Realty Trust, Inc.	10,312	105,492
Cedar Shopping Centers, Inc.	4,700	21,244
Colonial Properties Trust	5,164	38,214
DiamondRock Hospitality Co.	11,256	70,463
Eastgroup Properties	2,639	87,140
Entertainment Properties Trust	3,751	77,271
Extra Space Storage, Inc.	9,024	75,350
Franklin Street Properties Corp.	6,200	82,150
Home Properties, Inc.	3,519	119,998
Inland Real Estate Corp.	7,619	53,333
Kilroy Realty Corp.	4,575	93,970
Kite Realty Group Trust	6,306	18,413
LaSalle Hotel Properties	6,641	81,950
Lexington Realty Trust	8,719	29,645
LTC Properties, Inc.	2,406	49,203
Medical Properties Trust, Inc.	8,248	50,065

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	3,020	$110,864
National Retail Properties Inc.	8,497	147,423
Parkway Properties, Inc.	2,214	28,782
Pennsylvania Real Estate Investment Trust	4,197	20,985
Post Properties, Inc.	4,700	63,168
PS Business Parks, Inc.	1,516	73,435
Senior Housing Properties Trust	12,758	208,210
Sovran Self Storage, Inc.	2,311	56,851
Tanger Factory Outlet Centers, Inc.	3,840	124,531
Urstadt Biddle Properties, Inc. Class A	2,200	30,976
		1,972,161
Retail – 8.3%
Big 5 Sporting Goods Corp.	2,300	25,438
Brown Shoe Co., Inc.	4,450	32,218
The Buckle, Inc.	2,500	79,425
Buffalo Wild Wings, Inc. (a)	1,839	59,804
Cabelas, Inc. (a)	4,179	51,402
California Pizza Kitchen, Inc. (a)	2,591	34,434
Casey's General Stores, Inc.	5,279	135,618
Cash America International, Inc.	3,135	73,328
The Cato Corp. Class A	3,100	54,064
CEC Entertainment, Inc. (a)	2,370	69,868
Charlotte Russe Holding, Inc. (a)	2,162	27,847
Children's Place (a)	2,508	66,287
Christopher & Banks Corp.	3,800	25,498
CKE Restaurants, Inc.	5,778	48,998
Cracker Barrel Old Country Store, Inc.	2,400	66,960
DineEquity, Inc.	1,646	51,339
Dress Barn, Inc. (a)	4,741	67,796
The Finish Line, Inc. Class A	5,769	42,806
First Cash Financial Services, Inc. (a)	2,700	47,304
Fred's, Inc. Class A	4,187	52,756
Genesco, Inc. (a)	2,048	38,441
Group 1 Automotive, Inc.	2,553	66,429
The Gymboree Corp. (a)	3,027	107,398
Haverty Furniture Cos., Inc.	2,000	18,300
Hibbett Sports, Inc. (a)	2,974	53,532
Hot Topic, Inc. (a)	4,600	33,626
HSN, Inc. (a)	4,100	43,337
Insight Enterprises, Inc. (a)	4,800	46,368
Jack in the Box, Inc. (a)	5,940	133,353
Jo-Ann Stores, Inc. (a)	2,709	55,995
Jos. A. Bank Clothiers, Inc. (a)	1,927	66,404
Landrys Restaurants, Inc. (a)	1,346	11,576
Lithia Motors, Inc. Class A	1,767	16,327
Liz Claiborne, Inc.	10,000	28,800
MarineMax, Inc. (a)	1,960	6,742
Men's Wearhouse, Inc.	5,452	104,569
Movado Group, Inc.	1,900	20,026
O'Charley's, Inc.	2,300	21,275
OfficeMax Inc.	7,996	50,215
P.F. Chang's China Bistro, Inc. (a)	2,515	80,631
Papa John's International, Inc. (a)	2,222	55,083
The Pep Boys-Manny, Moe & Jack	4,500	45,630
Red Robin Gourmet Burgers, Inc. (a)	1,687	31,631
Ruby Tuesday, Inc. (a)	5,552	36,976
Ruth's Hospitality Group Inc. (a)	2,000	7,340
School Specialty, Inc. (a)	1,701	34,377
Sonic Automotive, Inc. Class A	3,000	30,480
Sonic Corp. (a)	6,472	64,914
Stage Stores, Inc.	3,996	44,356
The Steak'n Shake Co. (a)	3,000	26,220
Stein Mart, Inc. (a)	2,700	23,922
Texas Roadhouse, Inc. Class A (a)	5,373	58,619
Tractor Supply Co. (a)	3,290	135,943
Tuesday Morning Corp. (a)	3,200	10,784
Tween Brands, Inc. (a)	2,575	17,201
World Fuel Services Corp.	3,101	127,854
Zale Corp. (a)	3,289	11,314
Zumiez, Inc. (a)	2,133	17,085
		2,896,263
Savings & Loans – 0.2%
Brookline Bancorp, Inc.	6,400	59,648
Dime Community Bancshares	2,700	24,597
		84,245
Semiconductors – 4.1%
Actel Corp. (a)	2,700	28,971
ATMI, Inc. (a)	3,280	50,938
Brooks Automation, Inc. (a)	6,673	29,895
Cabot Microelectronics Corp. (a)	2,432	68,801
Cohu, Inc.	2,400	21,552
Cypress Semiconductor Corp. (a)	15,200	139,840
Diodes, Inc. (a)	3,491	54,599
DSP Group, Inc. (a)	2,593	17,529
Exar Corp. (a)	4,493	32,305
Hittite Microwave Corp. (a)	2,000	69,500
Kopin Corp. (a)	7,200	26,424
Kulicke & Soffa Industries, Inc. (a)	6,316	21,664
Micrel, Inc.	4,845	35,465
Microsemi Corp. (a)	8,514	117,493
MKS Instruments, Inc. (a)	5,167	68,153
Pericom Semiconductor Corp. (a)	2,657	22,372
Rudolph Technologies, Inc. (a)	3,166	17,476
Skyworks Solutions, Inc. (a)	17,657	172,686
Standard Microsystems Corp. (a)	2,300	47,035
Supertex, Inc. (a)	1,400	35,154
TriQuint Semiconductor, Inc. (a)	15,500	82,305
Ultratech, Inc. (a)	2,437	30,000
Varian Semiconductor Equipment Associates, Inc. (a)	7,650	183,524
Veeco Instruments Inc. (a)	3,353	38,861
		1,412,542
Software – 4.5%
Avid Technology, Inc. (a)	3,200	42,912

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blackbaud, Inc.	4,576	$71,157
CommVault Systems, Inc. (a)	4,400	72,952
Computer Programs & Systems, Inc.	982	37,620
Concur Technologies, Inc. (a)	4,459	138,586
CSG Systems International, Inc. (a)	3,691	48,869
Digi International, Inc. (a)	2,700	26,325
Ebix, Inc. (a)	942	29,503
Eclipsys Corp. (a)	5,900	104,902
Epicor Software Corp. (a)	6,255	33,152
EPIQ Systems, Inc. (a)	3,749	57,547
Informatica Corp. (a)	9,261	159,197
JDA Software Group, Inc. (a)	2,854	42,696
Omnicell, Inc. (a)	3,294	35,410
Phase Forward, Inc. (a)	4,491	67,859
Phoenix Technologies Ltd. (a)	2,928	7,935
Progress Software Corp. (a)	4,142	87,686
Quality Systems, Inc.	2,007	114,319
Smith Micro Software, Inc. (a)	3,000	29,460
SPSS, Inc. (a)	1,894	63,203
SYNNEX Corp. (a)	2,013	50,305
Take-Two Interactive Software, Inc.	8,367	79,235
Taleo Corp. Class A (a)	3,300	60,291
THQ, Inc. (a)	7,053	50,499
Tyler Technologies, Inc. (a)	3,000	46,860
		1,558,480
Storage & Warehousing – 0.2%
Mobile Mini, Inc. (a)	3,745	54,939
Telecommunications – 3.1%
Adaptec, Inc. (a)	12,700	33,655
Anixter International, Inc. (a)	3,177	119,423
Applied Signal Technology, Inc.	1,400	35,714
Arris Group Inc. (a)	12,957	157,557
Black Box Corp.	1,851	61,953
Cbeyond, Inc. (a)	2,700	38,745
Comtech Telecommunications (a)	3,016	96,150
EMS Technologies, Inc. (a)	1,600	33,440
FairPoint Communications, Inc.	9,734	5,840
General Communication, Inc. Class A (a)	4,600	31,878
Harmonic, Inc. (a)	10,105	59,519
Iowa Telecommunications Services, Inc.	3,400	42,534
Netgear, Inc. (a)	3,643	52,496
Network Equipment Technologies, Inc. (a)	3,000	12,780
Neutral Tandem Inc. (a)	1,900	56,088
Novatel Wireless, Inc. (a)	3,139	28,314
Symmetricom, Inc. (a)	4,800	27,696
Tekelec (a)	7,000	117,810
Tollgrade Communications, Inc. (a)	1,500	7,860
Viasat, Inc. (a)	2,900	74,356
		1,093,808
Textiles – 0.3%
G&K Services, Inc. Class A	2,019	42,702
UniFirst Corp.	1,521	56,535
		99,237
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	2,962	38,002
RC2 Corp. (a)	1,764	23,338
		61,340
Transportation – 2.2%
Arkansas Best Corp.	2,694	70,987
Bristow Group, Inc. (a)	3,027	89,690
Forward Air Corp.	3,009	64,152
Heartland Express, Inc.	5,552	81,726
Hub Group, Inc. Class A (a)	3,953	81,590
Kirby Corp. (a)	5,647	179,518
Knight Transportation, Inc.	6,028	99,763
Old Dominion Freight Line, Inc. (a)	2,858	95,943
		763,369
Water – 0.2%
American States Water Co.	1,956	67,756
TOTAL COMMON STOCK (Cost $51,877,122)		33,835,026
TOTAL EQUITIES (Cost $51,877,122)		33,835,026
MUTUAL FUNDS – 0.1%
Diversified Financial – 0.1%
iShares S&P SmallCap 600 Index Fund	573	25,481
TOTAL MUTUAL FUNDS (Cost $35,710)		25,481
TOTAL LONG-TERM INVESTMENTS (Cost $51,912,832)		33,860,507
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$677,904	677,904
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill, 0.285%, due 11/19/09 (c)	130,000	129,855
TOTAL SHORT-TERM INVESTMENTS (Cost $807,759)		807,759
TOTAL INVESTMENTS – 99.7% (Cost $52,720,591) (d)		34,668,266
Other Assets/ (Liabilities) – 0.3%		99,212
NET ASSETS – 100.0%		$34,767,478

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	Maturity value of $677,904. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 4/01/18, and an aggregate market value, including accrued interest, of $691,965.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 96.9%
Advertising – 1.5%
Omnicom Group, Inc.	17,120	$540,650
Apparel – 2.7%
Burberry Group PLC	42,450	296,258
Nike, Inc. Class B	13,540	701,101
		997,359
Banks – 5.9%
The Bank of New York Mellon Corp.	19,450	570,079
Erste Group Bank AG	6,439	174,841
Intesa Sanpaolo (a)	41,423	134,219
Julius Baer Holding AG	5,394	210,254
Komercni Banka AS	826	114,339
Standard Chartered PLC	17,300	325,779
State Street Corp.	13,540	639,088
		2,168,599
Beverages – 7.7%
Diageo PLC	54,180	777,933
Grupo Modelo SAB de CV Class C (a)	37,100	132,499
Heineken NV	26,180	972,104
PepsiCo, Inc.	11,560	635,337
Pernod-Ricard SA	5,540	349,541
		2,867,414
Chemicals – 6.5%
Air Liquide	5,105	467,185
Givaudan SA Registered	772	472,780
International Flavors & Fragrances, Inc.	6,830	223,477
Linde AG	10,350	850,408
Praxair, Inc.	3,130	222,449
Shin-Etsu Chemical Co. Ltd.	3,800	175,331
		2,411,630
Commercial Services – 1.3%
Accenture Ltd. Class A	14,540	486,508
Computers – 0.4%
DST Systems, Inc. (a)	3,740	138,193
Cosmetics & Personal Care – 2.5%
Beiersdorf AG	1,660	78,205
Kao Corp.	21,000	457,209
The Procter & Gamble Co.	7,590	387,849
		923,263
Diversified Financial – 3.2%
Aeon Credit Service Co. Ltd.	10,700	139,168
American Express Co.	9,800	227,752
Deutsche Boerse AG	1,820	141,371
The Goldman Sachs Group, Inc.	2,470	364,177
UBS AG (a)	26,926	329,342
		1,201,810
Electric – 0.6%
E.ON AG	6,603	234,227
Electrical Components & Equipment – 2.8%
Legrand SA	19,070	416,371
Schneider Electric SA	8,088	618,193
		1,034,564
Electronics – 3.2%
Fanuc Ltd.	2,300	183,338
Hirose Electric Co. Ltd.	1,200	127,458
Hoya Corp.	20,800	416,057
Waters Corp. (a)	9,130	469,921
		1,196,774
Entertainment – 1.4%
Ladbrokes PLC	70,150	213,637
William Hill PLC	92,100	299,833
		513,470
Foods – 6.3%
DANONE SA	5,517	272,672
General Mills, Inc.	5,260	294,665
The J.M. Smucker Co.	7,680	373,709
Nestle SA	31,312	1,181,425
Tesco PLC	35,390	206,237
		2,328,708
Gas – 1.3%
Gaz De France	13,109	489,426
Health Care — Products – 6.7%
Alcon, Inc.	2,810	326,297
Cie Generale d'Optique Essilor International SA	3,270	156,009
Johnson & Johnson	8,420	478,256
Medtronic, Inc.	16,780	585,454
Sonova Holding AG	1,683	136,928
Synthes, Inc.	3,810	368,709
Zimmer Holdings, Inc. (a)	10,390	442,614
		2,494,267
Health Care — Services – 1.1%
Thermo Fisher Scientific, Inc. (a)	10,030	408,923
Holding Company — Diversified – 2.1%
LVMH Moet Hennessy Louis Vuitton SA	9,990	764,181
Household Products – 2.2%
Reckitt Benckiser Group PLC	18,260	832,031
Insurance – 2.0%
AXA SA	23,710	447,974
QBE Insurance Group Ltd.	3,840	61,240
Swiss Reinsurance	6,690	221,280
		730,494
Leisure Time – 0.4%
Harley-Davidson, Inc.	7,970	129,194
Machinery — Diversified – 0.8%
Rockwell Automation, Inc.	8,640	277,517
Manufacturing – 2.9%
3M Co.	13,480	810,148
Smiths Group PLC	21,543	249,269
		1,059,417
Media – 4.3%
Vivendi SA	10,921	261,446
The Walt Disney Co.	28,260	659,306
Wolters Kluwer NV	17,250	301,658
WPP PLC	53,445	355,403
		1,577,813
Office Equipment/Supplies – 1.3%
Canon, Inc.	14,400	468,215
Oil & Gas – 5.2%
Chevron Corp.	5,560	368,350
Exxon Mobil Corp.	4,060	283,834
INPEX Holdings, Inc.	48	381,956
Royal Dutch Shell PLC Class A	17,930	447,454
Total SA	8,460	457,934
		1,939,528

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals – 6.6%
Actelion Ltd. (a)	2,212	$115,965
Bayer AG	8,790	471,702
DENTSPLY International, Inc.	10,690	326,259
GlaxoSmithKline PLC	8,990	158,281
Merck KGaA	4,210	428,950
Roche Holding AG	7,030	956,159
		2,457,316
Retail – 3.0%
Compagnie Financiere Richemont AG Class A	18,442	384,147
Lawson, Inc.	2,500	109,754
Sally Beauty Holdings, Inc. (a)	11,110	70,659
Walgreen Co.	19,000	558,600
		1,123,160
Semiconductors – 2.7%
ASML Holding NV	10,295	223,166
Intel Corp.	21,960	363,438
Samsung Electronics Co. Ltd.	902	417,737
		1,004,341
Software – 2.3%
Oracle Corp.	40,420	865,796
Telecommunications – 2.3%
Cisco Systems, Inc. (a)	30,840	574,857
Singapore Telecommunications Ltd.	134,000	276,571
		851,428
Transportation – 3.7%
Canadian National Railway Co.	11,280	484,589
TNT NV	21,800	424,352
United Parcel Service, Inc. Class B	9,180	458,908
		1,367,849
TOTAL COMMON STOCK (Cost $34,403,326)		35,884,065
TOTAL EQUITIES (Cost $34,403,326)		35,884,065
TOTAL LONG-TERM INVESTMENTS (Cost $34,403,326)		35,884,065
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$599,923	599,923
TOTAL SHORT-TERM INVESTMENTS (Cost $599,923)		599,923
TOTAL INVESTMENTS – 98.5% (Cost $35,003,249) (c)		36,483,988
Other Assets/ (Liabilities) – 1.5%		546,005
NET ASSETS – 100.0%		$37,029,993

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $599,924. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 9/01/17, and an aggregate market value, including accrued interest, of $612,331.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.1%
COMMON STOCK – 94.1%
Aerospace & Defense – 1.9%
BAE Systems PLC	468,220	$2,613,141
Empresa Brasileira de Aeronautica SA ADR (Brazil)	70,250	1,163,340
Rolls-Royce Group PLC (a)	96,481	575,170
Rolls-Royce Group PLC Class C (a) (b)	8,278,069	13,617
		4,365,268
Apparel – 0.5%
Burberry Group PLC	148,462	1,036,113
Auto Manufacturers – 2.1%
Bayerische Motoren Werke AG	67,981	2,565,889
Toyota Motor Corp. Sponsored ADR (Japan)	28,590	2,159,403
		4,725,292
Automotive & Parts – 1.1%
Compagnie Generale des Etablissements Michelin Class B	42,270	2,414,440
Banks – 7.5%
Banco Espirito Santo SA	451,336	2,433,980
Banco Santander SA	104,831	1,264,332
DBS Group Holdings, Ltd.	335,479	2,723,143
HSBC Holdings PLC	158,400	1,327,344
ICICI Bank Ltd. Sponsored ADR (India)	70,450	2,078,275
Intesa Sanpaolo (a)	429,442	1,391,481
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	62,431	2,079,577
Mitsubishi UFJ Financial Group, Inc.	193,000	1,185,239
Nordea Bank AB	116,605	909,271
UniCredit Italiano SpA (a)	603,380	1,544,903
		16,937,545
Building Materials – 0.9%
CRH PLC	91,472	2,090,397
Chemicals – 1.4%
Lonza Group AG Registered	32,250	3,202,024
Commercial Services – 2.7%
Adecco SA	43,390	1,811,490
G4S PLC	678,790	2,333,844
Randstad Holding NV (a)	51,493	1,428,475
Rentokil Initial PLC	362,302	534,563
		6,108,372
Computers – 0.7%
Compal Electronics, Inc.	828,642	669,798
Lite On Technology Corp.	1,027,936	888,598
		1,558,396
Distribution & Wholesale – 0.4%
Wolseley PLC (a)	51,929	992,573
Diversified Financial – 1.2%
Invesco Ltd.	104,963	1,870,441
Promise Co. Ltd.	68,150	866,739
		2,737,180
Electric – 1.9%
E.ON AG	101,020	3,583,467
National Grid PLC	83,533	753,252
		4,336,719
Electrical Components & Equipment – 0.3%
Gamesa Corporacion Tecnologica SA	31,198	591,924
Electronics – 2.0%
Flextronics International Ltd. (a)	168,720	693,439
Koninklijke Philips Electronics NV	91,150	1,684,462
Mabuchi Motor Co. Ltd.	26,653	1,280,244
Venture Corp. Ltd.	159,387	765,108
		4,423,253
Energy — Alternate Sources – 0.8%
Vestas Wind Systems A/S (a)	23,872	1,715,089
Food Services – 1.0%
Compass Group PLC	388,212	2,187,169
Foods – 6.7%
Cadbury Schweppes PLC	188,901	1,613,368
George Weston Ltd.	62,000	3,111,199
Nestle SA	111,890	4,221,692
Tesco PLC	490,660	2,859,348
Unilever PLC	143,497	3,366,661
		15,172,268
Forest Products & Paper – 0.3%
UPM Kymmene Oyj	74,550	649,337
Gas – 0.7%
Gaz De France	44,898	1,676,271
Health Care — Services – 0.7%
Rhoen-Klinikum AG	74,890	1,654,971
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	189,291	1,230,528
Home Furnishing – 0.6%
Sony Corp.	52,235	1,348,027
Insurance – 5.3%
ACE Ltd.	52,664	2,329,329
Aviva PLC	344,580	1,946,846
AXA SA	119,143	2,251,073
ING Groep NV	131,242	1,320,164
Muenchener Rueckversicherungs AG	18,160	2,454,555
Swiss Reinsurance	47,940	1,585,678
		11,887,645
Internet – 1.3%
Check Point Software Technologies Ltd. (a)	126,059	2,958,605
Iron & Steel – 0.6%
POSCO ADR (Republic of Korea)	15,301	1,264,934
Lodging – 0.6%
Accor SA	33,370	1,326,169
Machinery — Diversified – 0.4%
Ebara Corp. (a)	281,000	962,738
Manufacturing – 3.7%
FUJIFILM Holdings Corp.	73,526	2,317,341
Olympus Corp.	96,210	2,258,567
Siemens AG	47,516	3,287,559
Smiths Group PLC	47,106	545,053
		8,408,520

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media – 3.6%
British Sky Broadcasting Group PLC	297,224	$2,229,291
Pearson PLC	210,684	2,115,845
Reed Elsevier NV	114,633	1,263,442
Vivendi SA	103,840	2,485,907
		8,094,485
Mining – 1.3%
Alumina Ltd.	469,994	539,184
Vale SA Sponsored ADR (Brazil)	159,202	2,443,751
		2,982,935
Oil & Gas – 9.8%
BP PLC	447,254	3,538,544
ENI SpA	136,630	3,239,289
Petroleo Brasileiro SA Sponsored ADR (Brazil)	101,930	3,400,385
Repsol YPF SA	76,421	1,712,677
Royal Dutch Shell PLC Class B	141,894	3,581,653
Sasol Ltd. Sponsored ADR (South Africa)	81,380	2,833,652
Total SA	71,702	3,881,182
		22,187,382
Oil & Gas Services – 0.8%
SBM Offshore NV	103,116	1,765,232
Pharmaceuticals – 8.2%
Celesio AG	63,560	1,460,035
GlaxoSmithKline PLC	191,344	3,368,869
Merck KGaA	29,740	3,030,161
Novartis AG	92,030	3,738,006
Roche Holding AG	16,250	2,210,182
Sanofi-Aventis	65,458	3,847,331
Takeda Pharmaceutical Co. Ltd.	24,346	945,071
		18,599,655
Real Estate – 1.0%
Cheung Kong Holdings	187,215	2,141,454
Retail – 1.3%
Kingfisher PLC	960,424	2,815,036
Semiconductors – 3.7%
Infineon Technologies AG (a)	336,827	1,222,053
Samsung Electronics Co. Ltd.	8,883	4,113,921
Taiwan Semiconductor Manufacturing Co. Ltd.	1,861,966	3,092,979
		8,428,953
Software – 1.5%
SAP AG Sponsored ADR (Germany)	79,180	3,182,244
Satyam Computer Services Ltd.	105,069	156,133
		3,338,377
Telecommunications – 13.0%
China Telecom Corp. Ltd. Class H	5,675,643	2,806,256
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	79,968	1,585,765
France Telecom SA	168,107	3,817,113
Mobile TeleSystems Sponsored ADR (Russia)	37,930	1,400,755
Singapore Telecommunications Ltd.	1,766,000	3,644,955
SK Telecom Co. Ltd. ADR (South Korea)	55,680	843,552
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	146,620	1,433,944
Telefonica SA Sponsored ADR (Spain)	78,065	5,299,833
Telekom Austria AG	156,560	2,448,114
Telenor ASA (a)	337,906	2,604,912
Vodafone Group PLC Sponsored ADR (United Kingdom)	175,243	3,415,486
		29,300,685
Toys, Games & Hobbies – 1.2%
Nintendo Co. Ltd.	10,100	2,776,823
Transportation – 0.8%
Deutsche Post AG	145,681	1,902,936
Water – 0.1%
Suez Environnement SA	11,761	206,120
TOTAL COMMON STOCK (Cost $289,412,492)		212,501,840
	Principal Amount
TOTAL EQUITIES (Cost $289,412,492)		212,501,840
TOTAL LONG-TERM INVESTMENTS (Cost $289,412,492)		212,501,840
SHORT-TERM INVESTMENTS – 7.9%
Repurchase Agreement – 7.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$17,857,093	17,857,093
TOTAL SHORT-TERM INVESTMENTS (Cost $17,857,093)		17,857,093
TOTAL INVESTMENTS – 102.0% (Cost $307,269,585) (d)		230,358,933
Other Assets/ (Liabilities) – (2.0)%		(4,433,685)
NET ASSETS – 100.0%		$225,925,248

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $17,857,098. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 5.500%, maturity dates ranging from 5/01/18 - 2/01/19, and an aggregate market value, including accrued interest, of $18,214,291.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MML Asset Allocation Fund	MML Equity Income Fund
Assets:
	Investments, at value (Note 2) (a)	$129,682,264	$396,079,780
	Short-term investments, at value (Note 2) (b)	4,546,489	9,788,918
	Total investments	134,228,753	405,868,698
	Foreign currency, at value (c)	20,391	-
	Receivables from:
	Investments sold	315,289	-
	Fund shares sold	408,067	15,206
	Interest and dividends	592,068	706,443
	Foreign taxes withheld	6,923	21,938
	Total assets	135,571,491	406,612,285
Liabilities:
	Payables for:
	Investments purchased	944,212	-
	Fund shares repurchased	11,444	3,540,012
	Variation margin on open futures contracts (Note 2)	-	-
	Settlement of investments purchased on a when-issued or delayed delivery basis (Note 2)	1,306,896	-
	Trustees' fees and expenses (Note 3)	25,696	39,150
	Affiliates (Note 3):
	Investment management fees	64,052	275,647
	Administration fees	-	-
	Service fees	1,951	7,233
	Accrued expense and other liabilities	22,331	24,654
	Total liabilities	2,376,582	3,886,696
	Net assets	$133,194,909	$402,725,589
Net assets consist of:
	Paid-in capital	$200,018,222	$547,068,875
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	7,372,028	14,107,570
	Accumulated net realized gain (loss) on investments	(69,386,409)	(54,195,357)
	Net unrealized appreciation (depreciation) on investments	(4,808,932)	(104,255,499)
	Net assets	$133,194,909	$402,725,589

(a)	Cost of investments - unaffiliated issuers:	$134,478,500	$500,334,871
(b)	Cost of short-term investments:	$4,546,489	$9,788,918
(c)	Cost of foreign currency:	$33,679	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Growth & Income Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund

$120,288,322	$135,965,753	$36,461,358	$91,620,029
2,775,745	2,072,987	233,784	2,143,747
123,064,067	138,038,740	36,695,142	93,763,776
-	-	-	-

98,910	119,622	866,094	6,281,599
599,996	3,338	32,200	71,278
108,350	218,606	10,667	56,102
-	12,297	6,286	-
123,871,323	138,392,603	37,610,389	100,172,755

1,896,943	-	996,095	-
53,033	256,455	71,902	61,155
4,560	-	-	-
-	-	-	-
15,744	27,567	7,270	10,075

52,278	61,164	21,147	56,083
-	-	-	20,565
808	3,600	244	530
20,970	20,353	19,808	21,769
2,044,336	369,139	1,116,466	170,177
$121,826,987	$138,023,464	$36,493,923	$100,002,578

$162,203,775	$233,824,566	$52,038,212	$166,567,095
2,831,259	4,236,842	265,078	704,599
(31,235,595)	(85,780,959)	(15,476,451)	(66,345,574)
(11,972,452)	(14,256,985)	(332,916)	(923,542)
$121,826,987	$138,023,464	$36,493,923	$100,002,578

$132,237,932	$150,222,738	$36,794,274	$92,543,571
$2,775,745	$2,072,987	$233,784	$2,143,747
$-	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Asset Allocation Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$129,661,021	$390,260,840
Shares outstanding (a)	18,274,852	56,796,949
Net asset value, offering price and redemption price per share	$7.10	$6.87
Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-
Class II shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-
Service Class shares:
Net assets	$3,533,888	$12,464,749
Shares outstanding (a)	499,166	1,817,531
Net asset value, offering price and redemption price per share	$7.08	$6.86
Service Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Growth & Income Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund

$120,422,286	$129,661,713	$36,033,705	$-
18,310,909	21,108,776	4,978,259	-
$6.58	$6.14	$7.24	$-

$-	$-	$-	$78,489,002
-	-	-	15,645,288
$-	$-	$-	$5.02

$-	$-	$-	$20,648,048
-	-	-	4,106,656
$-	$-	$-	$5.03

$1,404,701	$8,361,751	$460,218	$-
213,949	1,364,463	63,707	-
$6.57	$6.13	$7.22	$-

$-	$-	$-	$865,528
-	-	-	172,901
$-	$-	$-	$5.01

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MML Mid Cap Value Fund	MML Mid Cap Growth Fund
Assets:
	Investments, at value (Note 2) (a)	$311,640,237	$221,431,562
	Short-term investments, at value (Note 2) (b)	4,213,807	6,239,062
	Total investments	315,854,044	227,670,624
	Foreign currency, at value (c)	40,562	-
	Receivables from:
	Investments sold	1,565,064	721,666
	Open forward foreign currency contracts (Note 2)	44,602	-
	Investment adviser (Note 3)	-	-
	Fund shares sold	159,148	108,247
	Interest and dividends	874,429	58,695
	Foreign taxes withheld	-	-
	Total assets	318,537,849	228,559,232
Liabilities:
	Payables for:
	Investments purchased	3,608,508	535,282
	Fund shares repurchased	1,132,461	187,558
	Variation margin on open futures contracts (Note 2)	-	-
	Trustees' fees and expenses (Note 3)	40,860	29,749
	Affiliates (Note 3):
	Investment management fees	230,473	154,010
	Administration fees	-	-
	Service fees	2,413	3,963
	Accrued expense and other liabilities	24,950	19,145
	Total liabilities	5,039,665	929,707
	Net assets	$313,498,184	$227,629,525
Net assets consist of:
	Paid-in capital	$437,639,686	$284,439,333
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	10,378,347	(239,508)
	Accumulated net realized gain (loss) on investments	(140,535,321)	(36,032,640)
	Net unrealized appreciation (depreciation) on investments	6,015,472	(20,537,660)
	Net assets	$313,498,184	$227,629,525

(a)	Cost of investments - unaffiliated issuers:	$305,668,048	$241,968,964
(b)	Cost of short-term investments:	$4,213,807	$6,239,062
(c)	Cost of foreign currency:	$40,292	$-

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund	MML Small Company Value Fund	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund

$152,844,446	$28,704,854	$33,860,507	$35,884,065	$212,501,840
4,664,297	706,701	807,759	599,923	17,857,093
157,508,743	29,411,555	34,668,266	36,483,988	230,358,933
-	-	-	445,048	1,642,581

2,553,999	76,092	249,790	-	-
-	-	-	-	-
-	4,658	-	12,115	-
8,606	210,581	7,266	141,810	138,279
91,201	16,023	38,023	24,600	409,788
945	-	-	37,677	356,748
160,163,494	29,718,909	34,963,345	37,145,238	232,906,329

2,039,092	659,081	134,074	37,449	-
5,604,465	-	20,568	32,149	6,743,935
-	-	1,154	-	-
22,665	91	6,354	5,384	31,156

106,676	11,298	10,781	15,184	178,781
-	3,323	-	5,520	-
1,688	91	1,190	268	1,822
20,412	17,414	21,746	19,291	25,387
7,794,998	691,298	195,867	115,245	6,981,081
$152,368,496	$29,027,611	$34,767,478	$37,029,993	$225,925,248

$268,666,095	$27,346,480	$54,559,307	$54,468,781	$317,528,588
2,798,266	20,548	603,624	979,192	9,690,248
(81,348,076)	88,156	(2,326,943)	(19,900,589)	(24,402,425)
(37,747,789)	1,572,427	(18,068,510)	1,482,609	(76,891,163)
$152,368,496	$29,027,611	$34,767,478	$37,029,993	$225,925,248

$190,592,235	$27,132,419	$51,912,832	$34,403,326	$289,412,492
$4,664,297	$706,701	$807,759	$599,923	$17,857,093
$-	$-	$-	$443,815	$1,637,728

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund
Initial Class shares:
Net assets	$309,127,213	$220,675,953
Shares outstanding (a)	43,247,766	28,887,394
Net asset value, offering price and redemption price per share	$7.15	$7.64
Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-
Class II shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-
Service Class shares:
Net assets	$4,370,971	$6,953,572
Shares outstanding (a)	612,795	911,998
Net asset value, offering price and redemption price per share	$7.13	$7.62
Service Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund	MML Small Company Value Fund	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund

$149,563,028	$-	$32,703,025	$-	$222,712,824
26,661,297	-	5,025,987	-	29,766,485
$5.61	$-	$6.51	$-	$7.48

$-	$-	$-	$18,989,181	$-
-	-	-	3,129,422	-
$-	$-	$-	$6.07	$-

$-	$28,767,293	$-	$17,552,204	$-
-	2,249,977	-	2,870,532	-
$-	$12.79	$-	$6.11	$-

$2,805,468	$-	$2,064,453	$-	$3,212,424
500,919	-	318,069	-	430,040
$5.60	$-	$6.49	$-	$7.47

$-	$260,318	$-	$488,608	$-
-	20,377	-	80,329	-
$-	$12.78	$-	$6.08	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MML Asset Allocation Fund	MML Equity Income Fund
Investment income (Note 2):
	Dividends (a)	$960,801	$6,073,250
	Interest	1,256,543	78,322
	Total investment income	2,217,344	6,151,572
Expenses (Note 3):
	Investment management fees	352,082	1,340,106
	Custody fees	10,521	19,751
	Audit and legal fees	18,115	21,394
	Proxy fees	628	447
	Shareholder reporting fees	5,004	10,810
	Trustees' fees	7,995	20,942
		394,345	1,413,450
	Administration fees:
	Class I	-	-
	Class II	-	-
	Service Class I	-	-
	Service fees:
	Service Class	3,177	11,284
	Service Class I	-	-
	Total expenses	397,522	1,424,734
	Net investment income (loss)	1,819,822	4,726,838
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(27,326,108)	(30,039,686)
	Futures contracts	-	-
	Foreign currency transactions	19	(725)
	Net realized gain (loss)	(27,326,089)	(30,040,411)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	28,597,418	34,580,917
	Futures contracts	-	-
	Translation of assets and liabilities in foreign currencies	(36)	1,452
	Net change in unrealized appreciation (depreciation)	28,597,382	34,582,369
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,271,293	4,541,958
	Net increase (decrease) in net assets resulting from operations	$3,091,115	$9,268,796

(a)	Net of withholding tax of:	$8,530	$42,517

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Growth & Income Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund

$1,037,537	$1,751,558	$213,164	$762,358
346	530	133	372
1,037,883	1,752,088	213,297	762,730

234,696	314,977	112,894	267,727
8,915	7,492	3,078	6,824
16,548	17,331	15,583	16,730
498	628	467	531
3,240	4,798	2,214	3,446
4,353	7,696	2,130	4,887
268,250	352,922	136,366	300,145

-	-	-	83,028
-	-	-	13,539
-	-	-	853

1,291	4,544	410	-
-	-	-	888
269,541	357,466	136,776	398,453
768,342	1,394,622	76,521	364,277

(11,788,735)	(25,999,543)	(7,349,951)	(14,604,270)
169,137	-	-	-
274	-	-	-
(11,619,324)	(25,999,543)	(7,349,951)	(14,604,270)

9,908,898	30,186,039	9,837,015	26,184,828
(22,825)	-	-	-
(17)	-	-	-
9,886,056	30,186,039	9,837,015	26,184,828
(1,733,268)	4,186,496	2,487,064	11,580,558
$(964,926)	$5,581,118	$2,563,585	$11,944,835

$1,701	$18,734	$1,005	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MML Mid Cap Value Fund	MML Mid Cap Growth Fund
Investment income (Note 2):
	Dividends (a)	$4,307,261	$605,548
	Interest	608	6,541
	Total investment income	4,307,869	612,089
Expenses (Note 3):
	Investment management fees	1,171,095	757,388
	Custody fees	29,873	18,961
	Audit and legal fees	20,483	18,733
	Proxy fees	498	445
	Shareholder reporting fees	9,037	6,375
	Trustees' fees	16,904	11,225
		1,247,890	813,127
	Administration fees:
	Class I	-	-
	Class II	-	-
	Service Class I	-	-
	Service fees:
	Service Class	3,972	6,540
	Service Class I	-	-
	Total expenses	1,251,862	819,667
	Expenses waived (Note 3):
	Class I fees waived by advisor	-	-
	Class II fees waived by advisor	-	-
	Service Class I fees waived by advisor	-	-
	Net expenses	1,251,862	819,667
	Net investment income (loss)	3,056,007	(207,578)
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(40,142,298)	(20,158,176)
	Futures contracts	-	-
	Foreign currency transactions	214,458	(840)
	Net realized gain (loss)	(39,927,840)	(20,159,016)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	47,161,379	51,193,946
	Futures contracts	-	-
	Translation of assets and liabilities in foreign currencies	106,142	(241)
	Net change in unrealized appreciation (depreciation)	47,267,521	51,193,705
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	7,339,681	31,034,689
	Net increase (decrease) in net assets resulting from operations	$10,395,688	$30,827,111

(a)	Net of withholding tax of:	$21,931	$5,122
*	Fund commenced operations on February 27, 2009.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund	MML Small Company Value Fund *	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund

$1,255,256	$53,725	$219,215	$391,892	$4,513,150
1,258	208	259	183	2,323
1,256,514	53,933	219,474	392,075	4,515,473

527,418	24,592	55,156	68,995	879,214
7,946	5,329	8,940	33,659	57,946
17,535	14,259	15,533	17,070	20,477
532	358	456	690	566
4,873	2,295	2,131	1,863	6,777
8,109	267	1,970	1,375	12,144
566,413	47,100	84,186	123,652	977,124

-	-	-	8,456	-
-	7,119	-	14,947	-
-	114	-	491	-

2,700	-	1,946	-	2,946
-	114	-	439	-
569,113	54,447	86,132	147,985	980,070

-	-	-	(13,750)	-
-	(20,731)	-	(37,807)	-
-	(331)	-	(799)	-
569,113	33,385	86,132	95,629	980,070
687,401	20,548	133,342	296,446	3,535,403

(19,094,886)	87,448	(1,591,042)	(7,986,599)	(16,653,072)
-	-	58,828	(46,356)	-
-	708	-	(17,435)	6,414
(19,094,886)	88,156	(1,532,214)	(8,050,390)	(16,646,658)

29,871,927	1,572,435	1,516,667	8,944,918	25,701,379
-	-	(49,688)	-	-
-	(8)	-	4,151	52,565
29,871,927	1,572,427	1,466,979	8,949,069	25,753,944
10,777,041	1,660,583	(65,235)	898,679	9,107,286
$11,464,442	$1,681,131	$68,107	$1,195,125	$12,642,689

$869	$161	$112	$36,107	$438,926

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Allocation Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,819,822	$5,264,778
Net realized gain (loss) on investment transactions	(27,326,089)	(40,930,010)
Net change in unrealized appreciation (depreciation) on investments	28,597,382	(32,350,270)
Net increase (decrease) in net assets resulting from operations	3,091,115	(68,015,502)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(160,237)
Service Class *	-	(80)
Total distributions from net investment income	-	(160,317)
From net realized gains:
Initial Class	-	-
Service Class *	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Initial Class	(9,600,289)	(50,818,926)
Service Class *	1,621,653	1,782,991
Increase (decrease) in net assets from fund share transactions	(7,978,636)	(49,035,935)
Total increase (decrease) in net assets	(4,887,521)	(117,211,754)
Net assets
Beginning of period	138,082,430	255,294,184
End of period	$133,194,909	$138,082,430
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$7,372,028	$5,552,206

*	Service Class shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Income & Growth Fund		MML Growth & Income Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$4,726,838	$9,400,761	$768,342	$2,083,523	$1,394,622	$2,862,196
(30,040,411)	(24,006,438)	(11,619,324)	(16,127,940)	(25,999,543)	(58,835,920)
34,582,369	(147,476,428)	9,886,056	(32,268,822)	30,186,039	(42,058,219)
9,268,796	(162,082,105)	(964,926)	(46,313,239)	5,581,118	(98,031,943)

-	-	-	(1,916)	-	-
-	-	-	(2)	-	-
-	-	-	(1,918)	-	-

-	(5,677,873)	-	(6,864)	-	-
-	(1,337)	-	(6)	-	-
-	(5,679,210)	-	(6,870)	-	-

27,974,027	142,939,258	45,009,645	(27,512,765)	(8,816,489)	(38,573,821)
5,318,697	6,370,283	685,049	659,761	6,703,687	1,358,185
33,292,724	149,309,541	45,694,694	(26,853,004)	(2,112,802)	(37,215,636)
42,561,520	(18,451,774)	44,729,768	(73,175,031)	3,468,316	(135,247,579)

360,164,069	378,615,843	77,097,219	150,272,250	134,555,148	269,802,727
$402,725,589	$360,164,069	$121,826,987	$77,097,219	$138,023,464	$134,555,148
$14,107,570	$9,380,732	$2,831,259	$2,062,917	$4,236,842	$2,842,220

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$76,521	$193,730
Net realized gain (loss) on investment transactions	(7,349,951)	(7,549,228)
Net change in unrealized appreciation (depreciation) on investments	9,837,015	(20,022,748)
Net increase (decrease) in net assets resulting from operations	2,563,585	(27,378,246)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Service Class *	-	-
Total distributions from net investment income	-	-
Net fund share transactions (Note 5):
Initial Class	(2,694,863)	(10,678,299)
Class I	-	-
Class II	-	-
Service Class *	192,695	263,900
Service Class I **	-	-
Increase (decrease) in net assets from fund share transactions	(2,502,168)	(10,414,399)
Total increase (decrease) in net assets	61,417	(37,792,645)
Net assets
Beginning of period	36,432,506	74,225,151
End of period	$36,493,923	$36,432,506
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$265,078	$188,557

*	Service Class shares commenced operations on August 15, 2008.
**	Service Class I shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$364,277	$374,039	$3,056,007	$7,541,621
(14,604,270)	(49,084,815)	(39,927,840)	(81,276,994)
26,184,828	(37,383,134)	47,267,521	(21,239,052)
11,944,835	(86,093,910)	10,395,688	(94,974,425)

-	-	-	(15,668)
-	-	-	(4)
-	-	-	(15,672)

-	-	7,593,993	(18,448,689)
9,348,726	89,139,781	-	-
(1,635,075)	(9,133,233)	-	-
-	-	1,796,378	2,222,528
255,006	561,093	-	-
7,968,657	80,567,641	9,390,371	(16,226,161)
19,913,492	(5,526,269)	19,786,059	(111,216,258)

80,089,086	85,615,355	293,712,125	404,928,383
$100,002,578	$80,089,086	$313,498,184	$293,712,125
$704,599	$340,322	$10,378,347	$7,322,340

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(207,578)	$(501,365)
Net realized gain (loss) on investment transactions	(20,159,016)	(15,579,953)
Net change in unrealized appreciation (depreciation) on investments	51,193,705	(99,068,384)
Net increase (decrease) in net assets resulting from operations	30,827,111	(115,149,702)
Distributions to shareholders (Note 2):
From net realized gains:
Initial Class	-	(4,530,895)
Service Class *	-	(1,688)
Total distributions from net realized gains	-	(4,532,583)
Net fund share transactions (Note 5):
Initial Class	6,908,243	17,861,147
Class II	-	-
Service Class *	2,250,994	3,762,968
Service Class I **	-	-
Increase (decrease) in net assets from fund share transactions	9,159,237	21,624,115
Total increase (decrease) in net assets	39,986,348	(98,058,170)
Net assets
Beginning of period	187,643,177	285,701,347
End of period	$227,629,525	$187,643,177
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(239,508)	$(31,930)

*	Service Class shares commenced operations on August 15, 2008.
**	Service Class I shares commenced operations on August 15, 2008.
***	Fund commenced operations on February 27, 2009.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund		MML Small Company Value Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)*

$687,401	$2,250,503	$20,548
(19,094,886)	(45,989,078)	88,156
29,871,927	(44,792,875)	1,572,427
11,464,442	(88,531,450)	1,681,131

-	-	-
-	-	-
-	-	-

(6,700,275)	(14,887,144)	-
-	-	27,113,452
941,009	1,498,829	-
-	-	233,028
(5,759,266)	(13,388,315)	27,346,480
5,705,176	(101,919,765)	29,027,611

146,663,320	248,583,085	-
$152,368,496	$146,663,320	$29,027,611
$2,798,266	$2,110,865	$20,548

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Index Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$133,342	$471,588
Net realized gain (loss) on investment transactions	(1,532,214)	(785,273)
Net change in unrealized appreciation (depreciation) on investments	1,466,979	(16,590,002)
Net increase (decrease) in net assets resulting from operations	68,107	(16,903,687)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Service Class *	-	-
Total distributions from net investment income	-	-
From net realized gains:
Initial Class	-	(576,998)
Class I	-	-
Class II	-	-
Service Class I **	-	(1,067)
Total distributions from net realized gains	-	(578,065)
Net fund share transactions (Note 5):
Initial Class	(1,184,895)	(7,489,602)
Class I	-	-
Class II	-	-
Service Class *	756,216	1,206,086
Service Class I **	-	-
Increase (decrease) in net assets from fund share transactions	(428,679)	(6,283,516)
Total increase (decrease) in net assets	(360,572)	(23,765,268)
Net assets
Beginning of period	35,128,050	58,893,318
End of period	$34,767,478	$35,128,050
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$603,624	$470,282

*	Service Class shares commenced operations on August 15, 2008.
**	Service Class I shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Foreign Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$296,446	$762,500	$3,535,403	$7,950,855
(8,050,390)	(11,830,120)	(16,646,658)	(8,232,537)
8,949,069	(9,414,076)	25,753,944	(149,026,855)
1,195,125	(20,481,696)	12,642,689	(149,308,537)

-	-	-	(118,041)
-	-	-	(40)
-	-	-	(118,081)

-	-	-	-
-	(36,256)	-	-
-	(126,609)	-	-
-	(416)	-	-
-	(163,281)	-	-

-	-	1,661,083	(902,429)
12,932,278	(54,812)	-	-
(1,743,899)	(8,718,882)	-	-
-	-	1,237,115	1,695,188
185,130	294,855	-	-
11,373,509	(8,748,839)	2,898,198	792,759
12,568,634	(29,123,816)	15,540,887	(148,633,859)

24,461,359	53,585,175	210,384,361	359,018,220
$37,029,993	$24,461,359	$225,925,248	$210,384,361
$979,192	$682,746	$9,690,248	$6,154,845

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Asset Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.90		$9.91	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.23 ***	0.25 ***	0.16	***
Net realized and unrealized gain (loss) on investments	0.10		(3.23)	(0.13)	0.31
Total income (loss) from investment operations	0.20		(3.00)	0.12	0.47
Less distributions to shareholders:
From net investment income	-		(0.01)	(0.25)	(0.16)
From net realized gains	-		-	(0.26)	(0.01)
Total distributions	-		(0.01)	(0.51)	(0.17)
Net asset value, end of period	$7.10		$6.90	$9.91	$10.30
Total Return ^^	2.90%	**	(30.32% )	1.14%	4.74%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$129,661		$136,326	$255,294	$266,212
Ratio of expenses to average daily net assets:
Before expense waiver	0.62%	*	0.62%	0.59%	0.61%	*
After expense waiver	N/A		0.60%#	0.57%#	0.57%	*#
Net investment income (loss) to average daily net assets	2.85%	*	2.63%	2.34%	2.40%	*
Portfolio turnover rate	66%	**	67%	62%	38%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.90		$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.08 ***
Net realized and unrealized gain (loss) on investments	0.09		(2.15)
Total income (loss) from investment operations	0.18		(2.07)
Less distributions to shareholders:
From net investment income	-		(0.01)
Total distributions	-		(0.01)
Net asset value, end of period	$7.08		$6.90
Total Return ^^	2.61%	**	(23.10% )**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,534		$1,757
Net expenses to average daily net assets	0.87%	*	0.90% *
Net investment income (loss) to average daily net assets	2.56%	*	3.09% *
Portfolio turnover rate	66%	**	67%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Income Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.82		$10.77	$10.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.22 ***	0.20 ***	0.11	***
Net realized and unrealized gain (loss) on investments	(0.03)		(4.04)	0.15	0.99
Total income (loss) from investment operations	0.05		(3.82)	0.35	1.10
Less distributions to shareholders:
From net investment income	-		-	(0.17)	(0.10)
From net realized gains	-		(0.13)	(0.38)	(0.03)
Total distributions	-		(0.13)	(0.55)	(0.13)
Net asset value, end of period	$6.87		$6.82	$10.77	$10.97
Total Return ^^	0.73%	**	(35.80% )	3.13%	11.01%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$390,261		$353,862	$378,616	$292,357
Net expenses to average daily net assets	0.79%	*	0.80%	0.78%	0.80%	*
Net investment income (loss) to average daily net assets	2.65%	*	2.51%	1.76%	1.66%	*
Portfolio turnover rate	8%	**	32%	27%	12%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.82		$9.60
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.09 ***
Net realized and unrealized gain (loss) on investments	(0.03)		(2.74)
Total income (loss) from investment operations	0.04		(2.65)
Less distributions to shareholders:
From net realized gains	-		(0.13)
Total distributions	-		(0.13)
Net asset value, end of period	$6.86		$6.82
Total Return ^^	0.59%	**	(27.98% )**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,465		$6,302
Net expenses to average daily net assets	1.04%	*	1.06% *
Net investment income (loss) to average daily net assets	2.30%	*	3.36% *
Portfolio turnover rate	8%	**	32%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Income & Growth Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.68		$10.24		$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.16	***	0.17 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.17)		(3.72)		(0.24)	1.04
Total income (loss) from investment operations	(0.10)		(3.56)		(0.07)	1.17
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.17)	(0.14)
From net realized gains	-		(0.00†	)	(0.55)	-
Tax return of capital	-		-		(0.00† )	-
Total distributions	-		(0.00†	)	(0.72)	(0.14)
Net asset value, end of period	$6.58		$6.68		$10.24	$11.03
Total Return ^^	(1.50%	)**	(34.76%	)	(0.77% )	11.66%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$120,422		$76,447		$150,272	$180,804
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	*	0.74%		0.70%	0.72%	*
After expense waiver	N/A		0.73%#		N/A##	0.70%	*#
Net investment income (loss) to average daily net assets	2.13%	*	1.82%		1.48%	1.84%	*
Portfolio turnover rate	25%	**	59%		57%	38%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.68		$9.09
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.06	***
Net realized and unrealized gain (loss) on investments	(0.17)		(2.47)
Total income (loss) from investment operations	(0.11)		(2.41)
Less distributions to shareholders:
From net investment income	-		(0.00†	)
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$6.57		$6.68
Total Return ^^	(1.65%	)**	(26.51%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,405		$650
Net expenses to average daily net assets	0.99%	*	1.03%	*
Net investment income (loss) to average daily net assets	1.86%	*	2.33%	*
Portfolio turnover rate	25%	**	59%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Growth & Income Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$5.87		$9.80		$10.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.11	***	0.12 ***	0.07	***
Net realized and unrealized gain (loss) on investments	0.21		(4.04)		(0.14)	0.37
Total income (loss) from investment operations	0.27		(3.93)		(0.02)	0.44
Less distributions to shareholders:
From net investment income	-		-		(0.12)	(0.08)
From net realized gains	-		-		(0.42)	-
Tax return of capital	-		-		(0.00† )	-
Total distributions	-		-		(0.54)	(0.08)
Net asset value, end of period	$6.14		$5.87		$9.80	$10.36
Total Return ^^	4.60%	**	(40.10%	)	(0.33% )	4.35%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$129,662		$133,236		$269,803	$302,641
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%	*	0.56%		0.54%	0.55%	*
After expense waiver	N/A		0.55%#		0.52%#	0.52%	*#
Net investment income (loss) to average daily net assets	2.22%	*	1.39%		1.13%	1.11%	*
Portfolio turnover rate	33%	**	48%		38%	22%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$5.86		$8.59
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.22		(2.78)
Total income (loss) from investment operations	0.27		(2.73)
Net asset value, end of period	$6.13		$5.86
Total Return ^^	4.61%	**	(31.78%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,362		$1,319
Net expenses to average daily net assets	0.81%	*	0.84%	*
Net investment income (loss) to average daily net assets	1.86%	*	2.15%	*
Portfolio turnover rate	33%	**	48%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Large Cap Growth Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.71		$11.34		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.03	***	0.01 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.52		(4.66)		1.35	(0.00†	)
Total income (loss) from investment operations	0.53		(4.63)		1.36	0.01
Less distributions to shareholders:
From net investment income	-		-		(0.02)	(0.01)
Total distributions	-		-		(0.02)	(0.01)
Net asset value, end of period	$7.24		$6.71		$11.34	$10.00
Total Return ^^	7.90%	**	(40.83%	)	13.57%	0.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,034		$36,197		$74,225	$77,892
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.78%		0.72%	0.76%	*
After expense waiver	N/A		0.77%#		N/A	0.73%	*#
Net investment income (loss) to average daily net assets	0.44%	*	0.35%		0.12%	0.15%	*
Portfolio turnover rate	102%	**	86%		85%	61%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.71		$9.87
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.50		(3.17)
Total income (loss) from investment operations	0.51		(3.16)
Net asset value, end of period	$7.22		$6.71
Total Return ^^	7.60%	**	(32.02%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$460		$236
Net expenses to average daily net assets	1.04%	*	1.13%	*
Net investment income (loss) to average daily net assets	0.17%	*	0.53%	*
Portfolio turnover rate	102%	**	86%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Concentrated Growth Fund

	Class I
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.45		$11.09		$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03	***	0.02 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.55		(6.67)		1.54	0.21
Total income (loss) from investment operations	0.57		(6.64)		1.56	0.22
Less distributions to shareholders:
From net investment income	-		-		(0.02)	-
From net realized gains	-		-		(0.66)	(0.01)
Total distributions	-		-		(0.68)	(0.01)
Net asset value, end of period	$5.02		$4.45		$11.09	$10.21
Total Return ^^	12.81%	**	(59.87%	)	15.04%	2.19%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,489		$59,617		$23,930	$18,032
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	*	0.93%		0.91%	0.94%	*
After expense waiver	N/A		0.90%#		0.76%#	0.76%	*#
Net investment income (loss) to average daily net assets	0.80%	*	0.40%		0.16%	0.11%	*
Portfolio turnover rate	41%	**	104%		59%	43%	**
	Class II
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.46		$11.10		$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03	***	0.03 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.55		(6.67)		1.55	0.22
Total income (loss) from investment operations	0.57		(6.64)		1.58	0.23
Less distributions to shareholders:
From net investment income	-		-		(0.03)	-
From net realized gains	-		-		(0.66)	(0.02)
Total distributions	-		-		(0.69)	(0.02)
Net asset value, end of period	$5.03		$4.46		$11.10	$10.21
Total Return ^^	12.78%	**	(59.82%	)	15.20%	2.25%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,648		$19,978		$61,686	$64,702
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.82%		0.81%	0.84%	*
After expense waiver	N/A		0.76%#		0.66%#	0.66%	*#
Net investment income (loss) to average daily net assets	0.88%	*	0.40%		0.26%	0.21%	*
Portfolio turnover rate	41%	**	104%		59%	43%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Concentrated Growth Fund (Continued)

	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$4.45		$8.78
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.55		(4.34)
Total income (loss) from investment operations	0.56		(4.33)
Net asset value, end of period	$5.01		$4.45
Total Return ^^	12.58%	**	(49.32%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$866		$494
Net expenses to average daily net assets	1.16%	*	1.19%	*
Net investment income (loss) to average daily net assets	0.57%	*	0.73%	*
Portfolio turnover rate	41%	**	104%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Mid Cap Value Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.93		$9.18		$10.81	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.17	***	0.15 ***	0.10	***
Net realized and unrealized gain (loss) on investments	0.15		(2.42)		(0.35)	1.03
Total income (loss) from investment operations	0.22		(2.25)		(0.20)	1.13
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.10)	(0.10)
From net realized gains	-		-		(1.33)	(0.22)
Total distributions	-		(0.00†	)	(1.43)	(0.32)
Net asset value, end of period	$7.15		$6.93		$9.18	$10.81
Total Return ^^	3.17%	**	(24.51%	)	(2.32% )	11.23%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$309,127		$291,433		$404,928	$358,906
Net expenses to average daily net assets	0.90%	*	0.90%		0.88%	0.90%	*
Net investment income (loss) to average daily net assets	2.19%	*	2.09%		1.33%	1.44%	*
Portfolio turnover rate	84%	**	189%		206%	173%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.92		$9.06
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.09	***
Net realized and unrealized gain (loss) on investments	0.14		(2.23)
Total income (loss) from investment operations	0.21		(2.14)
Less distributions to shareholders:
From net investment income	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$7.13		$6.92
Total Return ^^	3.03%	**	(23.62%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,371		$2,279
Net expenses to average daily net assets	1.15%	*	1.16%	*
Net investment income (loss) to average daily net assets	2.02%	*	3.51%	*
Portfolio turnover rate	84%	**	189%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Mid Cap Growth Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.57		$11.18		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	0.01 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.08		(4.41)		1.71	0.05
Total income (loss) from investment operations	1.07		(4.43)		1.72	0.04
Less distributions to shareholders:
From net investment income	-		-		(0.01)	-
From net realized gains	-		(0.18)		(0.57)	-
Total distributions	-		(0.18)		(0.58)	-
Net asset value, end of period	$7.64		$6.57		$11.18	$10.04
Total Return ^^	16.29%	**	(40.21%	)	16.89%	0.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$220,676		$183,886		$285,701	$285,149
Net expenses to average daily net assets	0.83%	*	0.83%		0.81%	0.83%	*
Net investment income (loss) to average daily net assets	(0.20%	)*	(0.21%	)	0.08%	(0.11%	)*
Portfolio turnover rate	32%	**	32%		31%	30%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.57		$10.46
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.07		(3.70)
Total income (loss) from investment operations	1.05		(3.71)
Less distributions to shareholders:
From net realized gains	-		(0.18)
Total distributions	-		(0.18)
Net asset value, end of period	$7.62		$6.57
Total Return ^^	15.98%	**	(36.09%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,954		$3,757
Net expenses to average daily net assets	1.08%	*	1.11%	*
Net investment income (loss) to average daily net assets	(0.46%	)*	(0.29%	)*
Portfolio turnover rate	32%	**	32%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$5.21		$8.45		$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.08	***	0.11 ***	0.08	***
Net realized and unrealized gain (loss) on investments	0.38		(3.32)		(2.02)	0.44
Total income (loss) from investment operations	0.40		(3.24)		(1.91)	0.52
Less distributions to shareholders:
From net investment income	-		-		(0.09)	(0.07)
Tax return of capital	-		-		(0.00† )	-
Total distributions	-		-		(0.09)	(0.07)
Net asset value, end of period	$5.61		$5.21		$8.45	$10.45
Total Return ^^	7.68%	**	(38.34%	)	(18.31% )	5.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$149,563		$145,129		$248,583	$207,239
Net expenses to average daily net assets	0.81%	*	0.81%		0.79%	0.83%	*
Net investment income (loss) to average daily net assets	0.98%	*	1.10%		1.14%	1.29%	*
Portfolio turnover rate	23%	**	145%		152%	173%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$5.21		$8.11
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03	***
Net realized and unrealized gain (loss) on investments	0.37		(2.93)
Total income (loss) from investment operations	0.39		(2.90)
Net asset value, end of period	$5.60		$5.21
Total Return ^^	7.49%	**	(35.76%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,805		$1,535
Net expenses to average daily net assets	1.06%	*	1.07%	*
Net investment income (loss) to average daily net assets	0.72%	*	1.79%	*
Portfolio turnover rate	23%	**	145%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Company Value Fund

	Class II		Service Class I
	Period Ended 06/30/09 (Unaudited)+		Period Ended 6/30/09 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.02	***
Net realized and unrealized gain (loss) on investments	2.76		2.76
Total income (loss) from investment operations	2.79		2.78
Net asset value, end of period	$12.79		$12.78
Total Return ^^	27.90%	**	27.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,767		$260
Ratio of expenses to average daily net assets
Before expense waiver	1.88%	*	2.13%	*
After expense waiver	1.15%	*#	1.40%	*#
Net investment income (loss) to average daily net assets	0.71%	*	0.59%	*
Portfolio turnover rate	3%	**	3%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period February 27, 2009 (commencement of operations) through June 30, 2009.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Index Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.49		$9.56	$10.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08 ***	0.09 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.01)		(3.05)	(0.13)	0.10
Total income (loss) from investment operations	0.02		(2.97)	(0.04)	0.14
Less distributions to shareholders:
From net investment income	-		-	(0.09)	(0.04)
From net realized gains	-		(0.10)	(0.41)	-
Total distributions	-		(0.10)	(0.50)	(0.04)
Net asset value, end of period	$6.51		$6.49	$9.56	$10.10
Total Return ^^	0.31%	**	(31.36% )	(0.57% )	1.41%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,703		$33,944	$58,893	$68,783
Ratio of expenses to average daily net assets:
Before expense waiver	0.53%	*	0.54%	0.44%	0.52%	*
After expense waiver	N/A		0.53%#	N/A	0.45%	*#
Net investment income (loss) to average daily net assets	0.86%	*	0.98%	0.90%	0.60%	*
Portfolio turnover rate	10%	**	23%	15%	73%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.48		$9.60
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03 ***
Net realized and unrealized gain (loss) on investments	(0.01)		(3.05)
Total income (loss) from investment operations	0.01		(3.02)
Less distributions to shareholders:
From net realized gains	-		(0.10)
Total distributions	-		(0.10)
Net asset value, end of period	$6.49		$6.48
Total Return ^^	0.15%	**	(31.75% )**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,064		$1,184
Net expenses to average daily net assets	0.78%	*	0.91% *
Net investment income (loss) to average daily net assets	0.65%	*	1.33% *
Portfolio turnover rate	10%	**	23%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Global Fund

	Class I
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$5.78		$10.31	$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15 ***	0.16 ***	0.10	***
Net realized and unrealized gain (loss) on investments	0.23		(4.64)	0.22	0.53
Total income (loss) from investment operations	0.29		(4.49)	0.38	0.63
Less distributions to shareholders:
From net investment income	-		-	(0.16)	(0.11)
From net realized gains	-		(0.04)	(0.43)	-
Total distributions	-		(0.04)	(0.59)	(0.11)
Net asset value, end of period	$6.07		$5.78	$10.31	$10.52
Total Return ^^	5.02%	**	(43.70% )	3.57%	6.25%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,989		$5,589	$10,156	$9,698
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.27%	1.15%	1.15%	*
After expense waiver	0.90%	*#	0.83%#	0.71%#	0.71%	*#
Net investment income (loss) to average daily net assets	2.19%	*	1.82%	1.41%	1.47%	*
Portfolio turnover rate	155%	**	65%	56%	41%	**
	Class II
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$5.83		$10.31	$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.17 ***	0.17 ***	0.10	***
Net realized and unrealized gain (loss) on investments	0.21		(4.61)	0.22	0.53
Total income (loss) from investment operations	0.28		(4.44)	0.39	0.63
Less distributions to shareholders:
From net investment income	-		-	(0.17)	(0.11)
From net realized gains	-		(0.04)	(0.43)	-
Total distributions	-		(0.04)	(0.60)	(0.11)
Net asset value, end of period	$6.11		$5.83	$10.31	$10.52
Total Return ^^	4.80%	**	(43.27% )	3.75%	6.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,552		$18,607	$43,429	$51,804
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	*	1.17%	1.05%	1.04%	*
After expense waiver	0.80%	*#	0.72%#	0.61%#	0.61%	*#
Net investment income (loss) to average daily net assets	2.72%	*	1.95%	1.51%	1.60%	*
Portfolio turnover rate	155%	**	65%	56%	41%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Global Fund (Continued)

	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$5.80		$8.72
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.21		(2.89)
Total income (loss) from investment operations	0.28		(2.88)
Less distributions to shareholders:
From net realized gains	-		(0.04)
Total distributions	-		(0.04)
Net asset value, end of period	$6.08		$5.80
Total Return ^^	4.83%	**	(33.21%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$489		$265
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%	*	1.19%	*
After expense waiver	1.15%	*#	1.15%	*#
Net investment income (loss) to average daily net assets	2.56%	*	0.46%	*
Portfolio turnover rate	155%	**	65%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Foreign Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.08		$12.02		$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.27	***	0.24 ***	0.13	***
Net realized and unrealized gain (loss) on investments	0.28		(5.21)		1.24	1.00
Total income (loss) from investment operations	0.40		(4.94)		1.48	1.13
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.27)	(0.12)
From net realized gains	-		-		(0.19)	(0.01)
Total distributions	-		(0.00†	)	(0.46)	(0.13)
Net asset value, end of period	$7.48		$7.08		$12.02	$11.00
Total Return ^^	5.65%	**	(41.07%	)	13.48%	11.26%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222,713		$208,709		$359,018	$253,512
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	1.00%		1.00%	1.03%	*
After expense waiver	N/A		0.98%#		N/A	1.02%	*#
Net investment income (loss) to average daily net assets	3.58%	*	2.74%		2.00%	1.90%	*
Portfolio turnover rate	7%	**	10%		9%	9%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$7.07		$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.03	***
Net realized and unrealized gain (loss) on investments	0.28		(2.92)
Total income (loss) from investment operations	0.40		(2.89)
Less distributions to shareholders:
From net investment income	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$7.47		$7.07
Total Return ^^	5.66%	**	(28.99%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,212		$1,675
Net expenses to average daily net assets	1.24%	*	1.25%	*
Net investment income (loss) to average daily net assets	3.69%	*	1.00%	*
Portfolio turnover rate	7%	**	10%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are thirteen series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund"), MML Small Company Value Fund ("Small Company Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund") and MML Foreign Fund ("Foreign Fund").

The Small Company Value Fund commenced operations on February 27, 2009.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Concentrated Growth Fund, Small Company Value Fund and Global Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Concentrated Growth Fund and Global Fund offer three classes of shares: Class I, Class II and Service Class I shares. The Small Company Value Fund offers two classes of shares: Class II and Service Class I shares. Service Class shares and Service Class I shares commenced operations on August 15, 2008. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in

Notes to Financial Statements (Unaudited) (Continued)

such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (Unaudited) (Continued)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$4,872,081	$-	$-	$4,872,081
Communications	10,135,738	-	-	10,135,738
Consumer, Cyclical	6,700,056	-	-	6,700,056
Consumer, Non-cyclical	20,531,644	-	-	20,531,644
Energy	6,304,379	-	-	6,304,379
Financial	7,477,376	-	-	7,477,376
Industrial	4,224,474	-	-	4,224,474
Technology	6,378,928	-	-	6,378,928
Utilities	702,884	-	-	702,884

Total Common Stock	67,327,560	-	-	67,327,560
Preferred Stock
Consumer, Non-cyclical	-	204,030	-	204,030

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Total Preferred Stock	$-	$204,030	$-	$204,030
Total Equities	67,327,560	204,030	-	67,531,590
Bonds & Notes
Total Corporate Debt	-	21,930,912	554,756	22,485,668
Total Municipal Obligations	-	176,785	-	176,785
Non-U.S. Government Agency Obligations
Automobile ABS	-	314,942	-	314,942
Commercial MBS	-	243,387	-	243,387
Credit Card ABS	-	483,100	-	483,100
Student Loans ABS	-	29,192	-	29,192
WL Collateral CMO	-	108,277	-	108,277
Total Non-U.S. Government Agency Obligations	-	1,178,898	-	1,178,898
Total Sovereign Debt Obligations	-	799,466	-	799,466
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	667,483	-	667,483
Pass-Through Securities	-	24,669,495	-	24,669,495
Total U.S. Government Agency Obligations and Instrumentalities	-	25,336,978	-	25,336,978
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	12,172,879	-	12,172,879
Total U.S. Treasury Obligations	-	12,172,879	-	12,172,879
Total Bonds & Notes	-	61,595,918	554,756	62,150,674
Total Long-Term Investments	67,327,560	61,799,948	554,756	129,682,264
Total Short-Term Investments	-	4,546,489	-	4,546,489
Total Investments	$67,327,560	$66,346,437	$554,756	$134,228,753

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Income Fund
Equities
Common Stock
Basic Materials	$23,804,651	$-	$-	$23,804,651
Communications	44,535,899	2,802,198	-	47,338,097
Consumer, Cyclical	32,430,343	-	-	32,430,343
Consumer, Non-cyclical	51,241,502	2,051,440	-	53,292,942
Energy	58,809,256	-	-	58,809,256
Financial	80,698,295	408,472	-	81,106,767
Industrial	44,943,807	-	-	44,943,807
Technology	21,367,557	-	-	21,367,557
Utilities	27,118,786	-	-	27,118,786
Total Common Stock	384,950,096	5,262,110	-	390,212,206
Total Equities	384,950,096	5,262,110	-	390,212,206
Bonds & Notes
Total Corporate Debt	-	1,542,970	-	1,542,970
Total Bonds & Notes	-	1,542,970	-	1,542,970
Total Mutual Funds	-	4,324,604	-	4,324,604
Total Long-Term Investments	384,950,096	11,129,684	-	396,079,780
Total Short-Term Investments	-	9,788,918	-	9,788,918
Total Investments	$384,950,096	$20,918,602	$-	$405,868,698

Growth & Income Fund
Equities
Common Stock
Basic Materials	$9,404,273	$-	$-	$9,404,273
Communications	20,416,624	-	-	20,416,624
Consumer, Cyclical	14,484,625	-	-	14,484,625
Consumer, Non-cyclical	40,990,325	-	-	40,990,325
Energy	11,880,652	-	-	11,880,652
Financial	14,502,649	-	-	14,502,649
Industrial	9,712,487	-	-	9,712,487
Technology	12,523,981	-	-	12,523,981
Utilities	1,506,057	-	-	1,506,057
Total Common Stock	135,421,673	-	-	135,421,673
Preferred Stock
Consumer, Non-cyclical	-	544,080	-	544,080
Total Preferred Stock	-	544,080	-	544,080
Total Equities	135,421,673	544,080	-	135,965,753
Total Long-Term Investments	135,421,673	544,080	-	135,965,753
Total Short-Term Investments	-	2,072,987	-	2,072,987
Total Investments	$135,421,673	$2,617,067	$-	$138,038,740

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$4,807,397	$-	$-	$4,807,397
Communications	28,753,451	-	-	28,753,451
Consumer, Cyclical	23,976,662	-	-	23,976,662
Consumer, Non-cyclical	55,835,229	-	-	55,835,229
Energy	18,641,754	-	-	18,641,754
Financial	19,703,320	-	-	19,703,320
Industrial	31,561,656	-	-	31,561,656
Technology	32,482,180	-	-	32,482,180
Total Common Stock	215,761,649	-	-	215,761,649
Total Equities	215,761,649	-	-	215,761,649
Warrants

Basic Materials	47,300	-	-	47,300
Total Warrants	47,300	-	-	47,300
Total Mutual Funds	-	5,622,613	-	5,622,613
Total Long-Term Investments	215,808,949	5,622,613	-	221,431,562
Total Short-Term Investments	-	6,239,062	-	6,239,062
Total Investments	$215,808,949	$11,861,675	$-	$227,670,624
Small Company Value Fund
Equities
Common Stock
Basic Materials	$2,333,620	$-	$-	$2,333,620
Communications	746,537	-	-	746,537
Consumer, Cyclical	3,741,442	-	-	3,741,442
Consumer, Non-cyclical	4,202,546	-	-	4,202,546
Diversified	96,271	-	-	96,271
Energy	1,303,774	-	-	1,303,774
Financial	5,170,436	-	-	5,170,436
Industrial	6,944,108	-	-	6,944,108
Technology	2,193,833	-	-	2,193,833
Utilities	1,134,466	-	-	1,134,466
Total Common Stock	27,867,033	-	-	27,867,033
Preferred Stock
Energy	108,504	-	-	108,504
Financial	140,000	53,100	-	193,100
Total Preferred Stock	248,504	53,100	-	301,604
Total Equities	28,115,537	53,100	-	28,168,637
Total Mutual Funds	311,980	224,237	-	536,217
Total Long-Term Investments	28,427,517	277,337	-	28,704,854
Total Short-Term Investments	-	706,701	-	706,701
Total Investments	$28,427,517	$984,038	$-	$29,411,555

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$445,927	$2,437,406	$-	$2,883,333
Communications	1,774,813	1,195,078	-	2,969,891
Consumer, Cyclical	1,459,555	1,303,628	-	2,763,183
Consumer, Non-cyclical	3,982,940	7,448,356	-	11,431,296
Diversified	-	764,181	-	764,181
Energy	652,184	1,287,344	-	1,939,528
Financial	1,801,096	2,299,807	-	4,100,903
Industrial	2,910,006	2,435,038	-	5,345,044
Technology	1,853,935	1,109,118	-	2,963,053
Utilities	-	723,653	-	723,653
Total Common Stock	14,880,456	21,003,609	-	35,884,065
Total Equities	14,880,456	21,003,609	-	35,884,065
Total Long-Term Investments	14,880,456	21,003,609	-	35,884,065
Total Short-Term Investments	-	599,923	-	599,923
Total Investments	$14,880,456	$21,603,532	$-	$36,483,988

Foreign Fund
Equities
Common Stock
Basic Materials	$3,708,685	$4,390,544	$-	$8,099,229
Communications	13,979,335	23,415,835	-	37,395,170
Consumer, Cyclical	2,159,403	17,462,240	-	19,621,643
Consumer, Non-cyclical	3,111,199	38,424,067	-	41,535,266
Diversified	-	1,230,528	-	1,230,528
Energy	6,234,037	17,718,577	-	23,952,614
Financial	8,357,622	25,346,202	-	33,703,824
Industrial	1,856,779	22,589,731	13,617	24,460,127
Technology	6,140,849	10,143,481	-	16,284,330
Utilities	-	6,219,109	-	6,219,109
Total Common Stock	45,547,909	166,940,314	13,617	212,501,840
Total Equities	45,547,909	166,940,314	13,617	212,501,840
Total Long-Term Investments	45,547,909	166,940,314	13,617	212,501,840
Total Short-Term Investments	-	17,857,093	-	17,857,093
Total Investments	$45,547,909	$184,797,407	$13,617	$230,358,933

The Income & Growth Fund, the Large Cap Growth Fund, the Concentrated Growth Fund, the Mid Cap Value Fund, the Small/Mid Cap Value Fund and the Small Cap Index Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, and all short-term investments at Level 2, as of June 30, 2009.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2009 for the Funds' other financial instruments:

Assets Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund	$-	$44,602	$-	$44,602

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund	$(22,825)	$-	$-	$(22,825)
Small Cap Index Fund	(16,185)	-	-	(16,185)

* Other financial instruments include futures and forwards.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$858,562	$-	$(124,311)	$(37,939)	$-	$(129,150)	$73,000	$(85,406)	$554,756	$(133,339)
Non-U.S. Government Agency Obligations
Automobile ABS	981,156	-	(237,823)	122,842	-	(629,050)	-	(237,125)	-	-
Credit Card ABS	129,578	-	(18,793)	67,408	-	(81,188)	-	(97,005)	-	-
Commercial MBS	265,797	-	(142,699)	237,224	-	(360,322)	-	-	-	-
Total	$2,235,093	$-	$(523,626)	$389,535	$-	$(1,199,710)	$73,000	$(419,536)	$554,756	$(37,939)

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Foreign Fund
Long-Term Investments
Equities Common Stock Industrial	$-	$-	$-	$1,617	$12,000	$-	$-	$-	$13,617	$1,617

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Asset Allocation Fund	Income & Growth Fund	Mid Cap Value Fund	Small Cap Index Fund	Global Fund
Foreign Currency Exchange Transactions (Including Options, Futures Contracts, Forward Contracts, and Swaps)
Hedging/Risk Management	X		X
Directional Exposures to Currencies	X
Futures Contracts (Including Options on Futures Contracts)
Hedging/Risk Management		X		X
Short-term Cash Deployment		X		X	X
Substitution for Cash Investment		X

The Mid Cap Growth Fund held warrants during the period and the Global Fund and Foreign Fund held rights during the period as a result of corporate actions.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Asset Allocation Fund
Asset Derivatives
Forward Contracts*	$-	$-	$-
Liability Derivatives
Forward Contracts^	$-	$-	$-
Realized Gain (Loss)#
Forward Contracts	$(2,538)	$-	$(2,538)
Change in Appreciation (Depreciation)##
Forward Contracts	$(314)	$-	$(314)

Income & Growth Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$(22,825)	$(22,825)
Realized Gain (Loss)#
Futures Contracts	$-	$169,137	$169,137
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(22,825)	$(22,825)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	16	16

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$44,602	$-	$44,602
Liability Derivatives
Forward Contracts^	$-	$-	$-
Realized Gain (Loss)#
Forward Contracts	$150,427	$-	$150,427
Change in Appreciation (Depreciation)##
Forward Contracts	$106,511	$-	$106,511

Mid Cap Growth Fund
Asset Derivatives
Warrants*	$-	$47,300	$47,300
Realized Gain (Loss)#
Warrants	$-	$-	$-
Change in Appreciation (Depreciation)##
Warrants	$-	$47,300	$47,300

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	2,200	2,200

Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$(16,185)	$(16,185)
Realized Gain (Loss)#
Futures Contracts	$-	$58,828	$58,828
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(49,688)	$(49,688)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	18	18

Global Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-
Rights*	-	-	-
Total Value	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$-	$-
Realized Gain (Loss)#
Futures Contracts	$-	$(46,356)	$(46,356)
Rights	-	-	-
Total Realized Gain (Loss)	$-	$(46,356)	$(46,356)
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-
Rights	-	7	7
Total Change in Appreciation (Depreciation)	$-	$7	$7
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-
Rights	-	-	-

Foreign Fund
Asset Derivatives
Rights*	$-	$-	$-
Realized Gain (Loss)#
Rights	$-	$-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Change in Appreciation (Depreciation)##
Rights	$-	$(174,547)	$(174,547)
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts.

^	Statements of Assets and Liabilities location: Payables for open forward foreign currency contracts.

^^	Cumulative appreciation (depreciation) on futures contracts is reported in "Financial Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets & Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, futures contracts or foreign currency transactions, as applicable.

##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, futures contracts or foreign currency transactions, as applicable.

†	Amount(s) disclosed equal amount(s) outstanding at June 30, 2009.

Further details regarding the derivatives and other investments held by the Funds during the period are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency futures or forward contracts, each of which calls for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Futures contracts are exchange-traded and typically present minimal counterparty risk; forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able, to perform its obligations. Each type of arrangement may require the Fund to post margin. A Fund may also buy options on currencies or currency futures contracts, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it

Notes to Financial Statements (Unaudited) (Continued)

will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered. See "Financial Futures Contracts" and "Options, Warrants, Rights," below, for information regarding the accounting treatment of futures contracts and options, respectively.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS	Bank of America Canada	5,521,179	Canadian Dollar	7/31/09	$4,794,312	$4,749,710	$44,602

Financial Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk (see "Foreign Currency Exchange Transactions," above, for a discussion of the use futures contracts in connection with currency risk). A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect to futures contracts contemplating the delivery of a specified underlying security, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically present minimal counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin); as a result, futures contracts are highly leveraged. In order to reduce risk, futures market participants are required to post margin — both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into futures transaction, it is subject to the risk that the value

Notes to Financial Statements (Unaudited) (Continued)

of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Warrants, Rights," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Income & Growth Fund
BUYS
16	S&P E Mini 500 Index	9/18/09	$732,400	$(22,825)
Small Cap Index Fund
BUYS
18	Russell E Mini 2000 Index	9/18/09	912,960	$(16,185)

Options, Warrants, Rights

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put

Notes to Financial Statements (Unaudited) (Continued)

option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had warrants as shown in the Portfolio(s) of Investments at June 30, 2009. The Funds had no open written option contracts, purchased options or rights at June 30, 2009.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the Fund's sub-adviser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

The Asset Allocation Fund and the Growth & Income Fund held hybrid instruments during the period ended June 30, 2009.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar-roll transaction as a purchase and sale. If certain criteria are met, these dollar-roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued or Delayed-Delivery Transactions

A Fund may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued or delayed delivery contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund(s) had securities purchased on a when-issued or delayed delivery basis as shown in the Portfolio(s) of Investments at June 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized

Notes to Financial Statements (Unaudited) (Continued)

capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and the Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at June 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Asset Allocation Fund	$920,583	$554,756	0.4%

Notes to Financial Statements (Unaudited) (Continued)

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Asset Allocation Fund	0.55%	Mid Cap Growth Fund	0.77%
Equity Income Fund	0.75%	Small/Mid Cap Value Fund	0.75%
Income & Growth Fund	0.65%	Small Company Value Fund	0.85%
Growth & Income Fund	0.50%	Small Cap Index Fund	0.35%
Large Cap Growth Fund	0.65%	Global Fund	0.60%
Concentrated Growth Fund	0.60%	Foreign Fund	0.89%
Mid Cap Value Fund	0.84%

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Capital Guardian Trust Company for the Asset Allocation Fund and Growth & Income Fund, T. Rowe Price Associates, Inc. for the Equity Income Fund, Mid Cap Growth Fund, and Small Company Value Fund, American Century Investment Management, Inc. for the Income & Growth Fund and Mid Cap Value Fund, Rainier Investment Management, Inc. for the Large Cap Growth Fund, Legg Mason Capital Management, Inc. for the Concentrated Growth Fund, AllianceBernstein L.P. for the Small/Mid Cap Value Fund, Northern Trust Investments, N.A. for the Small Cap Index Fund, Massachusetts Financial Services Co. for the Global Fund, and Templeton Investment Counsel, LLC for the Foreign Fund. Prior to May 1, 2009, AllianceBernstein L.P. served as sub-adviser to the Large Cap Growth Fund and Neuberger Berman Management, Inc. served as sub-adviser to the Global Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Administration Fees

For the Concentrated Growth Fund, Small Company Value Fund and Global Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Service Class I
Concentrated Growth Fund	0.24%	0.14%	0.24%
Small Company Value Fund	N/A	0.25%	0.25%
Global Fund	0.28%	0.18%	0.28%

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a 12b-1 Plan adopted by the Funds, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable,

Notes to Financial Statements (Unaudited) (Continued)

of each Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below through May 2, 2010 (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), based upon each Fund's average daily net assets, as follows:

Small Company Value Fund *		Global Fund
Class II	1.15%	Class I	0.90%
Service Class I	1.40%	Class II	0.80%
		Service Class I	1.15%

*Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended June 30, 2009, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Asset Allocation Fund	$3,123
Growth & Income Fund	2,896
Large Cap Growth Fund	1,864
Concentrated Growth Fund	6,282
Global Fund	1,188
Foreign Fund	275

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Allocation Fund	$48,438,634	$34,825,204	$29,842,494	$59,809,308
Equity Income Fund	-	71,343,114	-	27,686,453
Income & Growth Fund	-	64,272,975	-	18,751,977
Growth & Income Fund	-	41,430,930	-	40,800,606
Large Cap Growth Fund	-	35,262,867	-	37,345,459
Concentrated Growth Fund	-	36,639,292	-	35,150,483
Mid Cap Value Fund	-	251,878,842	-	236,097,420

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Mid Cap Growth Fund	$-	$67,109,693	$-	$60,081,171
Small/Mid Cap Value Fund	-	39,642,917	-	31,444,725
Small Company Value Fund	-	27,139,308	-	318,574
Small Cap Index Fund	-	3,012,300	-	3,521,699
Global Fund	-	48,318,302	-	36,398,634
Foreign Fund	-	18,776,067	-	13,487,129

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Asset Allocation Fund Initial Class
Sold	549,508	$3,737,730	1,144,356	$10,158,461
Issued as reinvestment of dividends	-	-	18,085	160,237
Redeemed	(2,021,719)	(13,338,019)	(7,177,836)	(61,137,624)
Net increase (decrease)	(1,472,211)	$(9,600,289)	(6,015,395)	$(50,818,926)
Asset Allocation Fund Service Class*
Sold	271,609	$1,809,450	266,060	$1,871,889
Issued as reinvestment of dividends	-	-	9	80
Redeemed	(27,196)	(187,797)	(11,316)	(88,978)
Net increase (decrease)	244,413	$1,621,653	254,753	$1,782,991
Equity Income Fund Initial Class
Sold	9,433,319	$57,276,954	22,907,840	$196,839,206
Issued as reinvestment of dividends	-	-	609,214	5,677,874
Redeemed	(4,525,711)	(29,302,927)	(6,791,713)	(59,577,822)
Net increase (decrease)	4,907,608	$27,974,027	16,725,341	$142,939,258
Equity Income Fund Service Class*
Sold	981,157	$5,921,906	926,625	$6,384,317
Issued as reinvestment of dividends	-	-	143	1,337
Redeemed	(88,347)	(603,209)	(2,047)	(15,371)
Net increase (decrease)	892,810	$5,318,697	924,721	$6,370,283
Income & Growth Fund Initial Class
Sold	8,120,692	$52,510,487	460,852	$4,128,895
Issued as reinvestment of dividends	-	-	973	8,780
Redeemed	(1,246,745)	(7,500,842)	(3,694,949)	(31,650,440)
Net increase (decrease)	6,873,947	$45,009,645	(3,233,124)	$(27,512,765)
Income & Growth Fund Service Class*
Sold	131,776	$784,524	99,575	$674,194
Issued as reinvestment of dividends	-	-	1	8
Redeemed	(15,167)	(99,475)	(2,236)	(14,441)
Net increase (decrease)	116,609	$685,049	97,340	$659,761

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Growth & Income Fund Initial Class
Sold	407,269	$2,224,354	1,302,080	$10,720,017
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,009,867)	(11,040,843)	(6,109,870)	(49,293,838)
Net increase (decrease)	(1,602,598)	$(8,816,489)	(4,807,790)	$(38,573,821)
Growth & Income Fund Service Class*
Sold	1,171,470	$6,893,030	234,898	$1,415,855
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(32,026)	(189,343)	(9,879)	(57,670)
Net increase (decrease)	1,139,444	$6,703,687	225,019	$1,358,185
Large Cap Growth Fund Initial Class
Sold	123,294	$840,822	333,972	$2,962,899
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(538,265)	(3,535,685)	(1,485,277)	(13,641,198)
Net increase (decrease)	(414,971)	$(2,694,863)	(1,151,305)	$(10,678,299)
Large Cap Growth Fund Service Class*
Sold	29,282	$197,404	35,202	$264,394
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(702)	(4,709)	(75)	(494)
Net increase (decrease)	28,580	$192,695	35,127	$263,900
Concentrated Growth Fund Class I
Sold	3,812,795	$17,006,067	12,217,456	$96,454,865
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,551,889)	(7,657,341)	(990,047)	(7,315,084)
Net increase (decrease)	2,260,906	$9,348,726	11,227,409	$89,139,781
Concentrated Growth Fund Class II
Sold	131,342	$582,312	274,234	$2,024,368
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(502,055)	(2,217,387)	(1,353,916)	(11,157,601)
Net increase (decrease)	(370,713)	$(1,635,075)	(1,079,682)	$(9,133,233)
Concentrated Growth Fund Service Class I**
Sold	85,004	$365,904	114,491	$575,717
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(23,052)	(110,898)	(3,542)	(14,624)
Net increase (decrease)	61,952	$255,006	110,949	$561,093
Mid Cap Value Fund Initial Class
Sold	3,928,947	$25,174,831	9,052,649	$73,016,405
Issued as reinvestment of dividends	-	-	1,756	15,668
Redeemed	(2,745,985)	(17,580,838)	(11,119,427)	(91,480,762)
Net increase (decrease)	1,182,962	$7,593,993	(2,065,022)	$(18,448,689)
Mid Cap Value Fund Service Class*
Sold	298,916	$1,903,879	336,083	$2,269,205
Issued as reinvestment of dividends	-	-	- +	4
Redeemed	(15,325)	(107,501)	(6,879)	(46,681)
Net increase (decrease)	283,591	$1,796,378	329,204	$2,222,528

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Initial Class
Sold	3,075,498	$21,052,951	8,519,444	$73,210,199
Issued as reinvestment of dividends	-	-	449,493	4,530,894
Redeemed	(2,169,239)	(14,144,708)	(6,542,565)	(59,879,646)
Net increase (decrease)	906,259	$6,908,243	2,426,372	$17,861,447
Mid Cap Growth Fund Service Class*
Sold	373,023	$2,490,883	592,720	$3,914,002
Issued as reinvestment of dividends	-	-	167	1,688
Redeemed	(33,143)	(239,889)	(20,769)	(152,722)
Net increase (decrease)	339,880	$2,250,994	572,118	$3,762,968
Small/Mid Cap Value Fund Initial Class
Sold	1,395,543	$6,480,284	3,475,071	$21,619,591
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,567,838)	(13,180,559)	(5,068,106)	(36,506,735)
Net increase (decrease)	(1,172,295)	$(6,700,275)	(1,593,035)	$(14,887,144)
Small/Mid Cap Value Fund Service Class*
Sold	248,297	$1,180,666	304,116	$1,549,372
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(41,825)	(239,657)	(9,669)	(50,543)
Net increase (decrease)	206,472	$941,009	294,447	$1,498,829
Small Company Value Fund Class II***
Sold	2,249,977	$27,113,452
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	2,249,977	$27,113,452
Small Company Value Fund Service Class I***
Sold	20,381	$233,081
Issued as reinvestment of dividends	-	-
Redeemed	(4)	(53)
Net increase (decrease)	20,377	$233,028
Small Cap Index Fund Initial Class
Sold	239,149	$1,370,795	467,450	$3,859,193
Issued as reinvestment of dividends	-	-	62,378	576,998
Redeemed	(446,689)	(2,555,690)	(1,458,848)	(11,925,793)
Net increase (decrease)	(207,540)	$(1,184,895)	(929,020)	$(7,489,602)
Small Cap Index Fund Service Class*
Sold	150,640	$854,967	195,727	$1,289,318
Issued as reinvestment of dividends	-	-	115	1,067
Redeemed	(15,394)	(98,751)	(13,019)	(84,299)
Net increase (decrease)	135,246	$756,216	182,823	$1,206,086
Global Fund Class I
Sold	2,242,725	$13,372,870	209,151	$1,765,042
Issued as reinvestment of dividends	-	-	4,177	36,256
Redeemed	(79,925)	(440,592)	(231,855)	(1,856,110)
Net increase (decrease)	2,162,800	$12,932,278	(18,527)	$(54,812)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Global Fund Class II
Sold	35,080	$195,633	76,846	$612,808
Issued as reinvestment of dividends	-	-	14,570	126,610
Redeemed	(358,707)	(1,939,532)	(1,108,406)	(9,458,300)
Net increase (decrease)	(323,627)	$(1,743,899)	(1,016,990)	$(8,718,882)
Global Fund Service Class I**
Sold	40,352	$216,623	49,957	$318,346
Issued as reinvestment of dividends	-	-	48	416
Redeemed	(5,752)	(31,493)	(4,276)	(23,907)
Net increase (decrease)	34,600	$185,130	45,729	$294,855
Foreign Fund Initial Class
Sold	2,914,171	$19,644,157	3,952,609	$39,001,328
Issued as reinvestment of dividends	-	-	12,070	118,041
Redeemed	(2,645,281)	(17,983,074)	(4,341,881)	(40,021,798)
Net increase (decrease)	268,890	$1,661,083	(377,202)	$(902,429)
Foreign Fund Service Class*
Sold	219,092	$1,421,103	250,322	$1,802,105
Issued as reinvestment of dividends	-	-	4	40
Redeemed	(25,912)	(183,988)	(13,466)	(106,957)
Net increase (decrease)	193,180	$1,237,115	236,860	$1,695,188

*Service Class shares commenced operations on August 15, 2008.
**Service Class I shares commenced operations on August 15, 2008.
***Fund commenced operations on February 27, 2009.
+Amount rounds to less than 0.5 shares.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation Fund	$139,024,989	$4,435,093	$(9,231,329)	$(4,796,236)
Equity Income Fund	510,123,789	8,154,067	(112,409,158)	(104,255,091)
Income & Growth Fund	135,013,677	3,828,075	(15,777,685)	(11,949,610)
Growth & Income Fund	152,295,725	5,807,920	(20,064,905)	(14,256,985)
Large Cap Growth Fund	37,028,058	1,286,345	(1,619,261)	(332,916)
Concentrated Growth Fund	94,687,318	6,751,114	(7,674,656)	(923,542)
Mid Cap Value Fund	309,881,855	19,628,452	(13,656,263)	5,972,189
Mid Cap Growth Fund	248,208,026	16,331,614	(36,869,016)	(20,537,402)
Small/Mid Cap Value Fund	195,256,532	8,824,790	(46,572,579)	(37,747,789)
Small Company Value Fund	27,839,120	1,795,045	(222,610)	1,572,435
Small Cap Index Fund	52,720,591	1,421,954	(19,474,279)	(18,052,325)
Global Fund	35,003,249	2,204,192	(723,453)	1,480,739
Foreign Fund	307,269,585	7,384,926	(84,295,578)	(76,910,652)

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2014	Expiring 2015	Expiring 2016
Asset Allocation Fund	$-	$-	$35,566,452
Equity Income Fund	-	-	13,622,103
Income & Growth Fund	-	-	13,430,089
Growth & Income Fund	-	-	53,443,635
Large Cap Growth Fund	527,453	-	5,338,597
Concentrated Growth Fund	-	-	31,910,748
Mid Cap Value Fund	-	-	46,532,382
Mid Cap Growth Fund	-	-	8,854,901
Small/Mid Cap Value Fund	4,049,171	46,032,150	-
Global Fund	-	-	7,420,704
Foreign Fund	-	-	1,308,609

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Asset Allocation Fund	$5,711,707
Equity Income Fund	6,541,135
Income & Growth Fund	4,662,760
Growth & Income Fund	5,430,482
Large Cap Growth Fund	1,420,839
Concentrated Growth Fund	16,328,702
Mid Cap Value Fund	11,472,444
Mid Cap Growth Fund	6,008,171
Small/Mid Cap Value Fund	11,934,115
Small Cap Index Fund	1,097,848
Global Fund	4,091,486
Foreign Fund	6,447,158

The Mid Cap Growth Fund has elected to defer to January 1, 2009, post-October currency losses in the amount of $6,114.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Allocation Fund	$160,317	$-	$-
Equity Income Fund	673,052	5,006,158	-
Income & Growth Fund	1,918	6,870	-
Mid Cap Value Fund	15,672	-	-
Mid Cap Growth Fund	801,909	3,730,673	-
Small Cap Index Fund	-	578,065	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Global Fund	$2	$163,279	$-
Foreign Fund	118,081	-	-

The following Fund(s) have elected to pass through foreign tax credit for the year ended December 31, 2008:

Amount
Foreign Fund	$ 952,007

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

9. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Notes to Financial Statements (Unaudited) (Continued)

11. Trustees' Approval of Investment Advisory Contracts

At a meeting held on February 10, 2009, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), approved (i) the termination of the Sub-Advisory Agreement ("Prior Sub-Advisory Agreement") with AllianceBernstein L.P. ("AllianceBernstein") and the approval of a New Sub-Advisory Agreement with Rainier Investment Management, Inc. ("Rainier") as sub-adviser for the Large Cap Growth Fund; and (ii) the termination of the Prior Sub-Advisory Agreement with Neuberger Berman Management, Inc. ("Neuberger Berman") and the approval of a New Sub-Advisory Agreement with Massachusetts Financial Services Company ("MFS") as sub-adviser for the Global Fund. In all of their deliberations, the Trustees were advised by independent counsel.

With respect to the Large Cap Growth Fund, after arriving at a decision to replace AllianceBernstein as sub-adviser for the Fund, the Trustees determined that it would be appropriate to find another sub-adviser with a traditional/aggressive growth strategy in order to maintain the current risk profile of the strategy but also promote a more consistent excess return pattern. After careful consideration, the Trustees determined that Rainier provided a risk profile that was consistent with the long term history of the Fund and provided the best opportunity for the Fund.

With respect to the Global Fund, after arriving at a decision to replace Neuberger Berman as sub-adviser for the Fund, the Trustees determined that it would be appropriate to find another sub-adviser with a strategy that could be expected to produce more consistent returns while utilizing a more consistent style discipline with a single strategy which integrated a global approach. After careful consideration, the Trustees determined that MFS's history of performing in diverse market environments and strong fundamental research resources provided the best opportunity for the Fund.

In approving the New Sub-Advisory Agreements, the Trustees discussed with representatives of MassMutual and considered a wide range of information about, among other things: (i) each Sub-Adviser and its personnel with responsibilities for providing services to each Fund; (ii) the terms of each New Sub-Advisory Agreement; (iii) the scope and quality of services that each Sub-Adviser will provide under each New Sub-Advisory Agreement; (iv) the historical investment performance track record of each Sub-Adviser; (v) the fees payable to each Sub-Adviser by MassMutual and the effect of such fees on the profitability to MassMutual; and (vi) each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, and the broker's and dealer's provision of brokerage and research services to each Sub-Adviser.

Based on the foregoing, the Trustees concluded that (i) overall, the Trustees were satisfied with the nature, extent and quality of services expected to be provided under each New Sub-Advisory Agreement; (ii) MassMutual's level of profitability from its relationship to each Fund was not excessive and that the sub-advisory fee amount under each New Sub-Advisory Agreement was fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund given their investment objectives and policies; and (iv) the terms of each New Sub-AdvisoryAgreement were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve each New Sub-Advisory Agreement.

Prior to the vote being taken to approve each New Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Notes to Financial Statements (Unaudited) (Continued)

The New Sub-Advisory Agreements took effect on May 1, 2009.

At their meeting February 10, 2009, the Trustees, including the Independent Trustees, also approved the Advisory Agreement for one new series of the Trust, the Small Company Value Fund, and the Sub-Advisory Agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price") for the Fund, subject to approval by the shareholders of the Fund of the Advisory and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Advisory and Sub-Advisory Agreements (the "Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the Advisory Agreement, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting relating to MassMutual and the nature, scope and quality of services MassMutual would provide to the Fund. The Trustees noted the fact that MassMutual would delegate substantially all responsibility for furnishing a continuous investment program for the Fund, and making investment decisions with respect to the Fund's assets, to T. Rowe Price. The Trustees examined MassMutual's ability to provide investment oversight, administrative and shareholders services to the Fund. The Trustees also considered the experience and qualifications of the personnel of MassMutual that would be performing, or overseeing the performance of, the services to be provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Trustees considered a number of factors it believed would be relevant to the interests of the shareholders of the Funds. Such factors included: (i) the ability of MassMutual to monitor the operations and performance of T. Rowe Price; (ii) the financial condition, stability and business strategy of MassMutual; (iii) the ability of MassMutual with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Fund; (iv) the profitability of MassMutual; (v) possible economies of scale; and (vi) any conditions affecting MassMutual's future provision of high quality services to the Fund.

In approving the Sub-Advisory Agreement, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the Sub-Advisory Agreement; (iii) the scope and quality of services to be provided to the Fund under the Sub-Advisory Agreement; (iv) the historical investment performance track record of T. Rowe Price; (v) the fees payable to T. Rowe Price by MassMutual and the effect of such fees on the profitability to MassMutual; and (vi) T. Rowe Price's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to T. Rowe Price.

Based on the foregoing, the Trustees determined that: (i) overall, they were satisfied with the nature, extent and quality of services expected to be provided under the Advisory Agreement, including the anticipated level of MassMutual's oversight of the Fund and the sub-advisory process; (ii) MassMutual's projected level of profitability from its relationship to the Fund was not excessive and the advisory fee payable under the Advisory Agreement and the Fund's total expenses were fair and reasonable; (iii) the investment processes, research capabilities and philosophies of T. Rowe Price would be well suited to the Fund given its investment objective and policies; and (iv) the terms of the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the Fund and were in the best interests of the Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreement and the Sub-Advisory Agreement.

Prior to the votes being taken to approve the Advisory and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in

Notes to Financial Statements (Unaudited) (Continued)

light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Advisory Agreement and Sub-Advisory Agreement became effective on February 25, 2009.

At meetings in April and May 2009, the Contract Committee (the "Committee") and the Trustees, including the Independent Trustees, re-approved as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Asset Allocation Fund, Equity Income Fund, Income & Growth Fund, Growth & Income Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Small Cap Index Fund, Global Fund and Foreign Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with its review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Committee also noted that it had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Committee reviewed performance and expense information for each of the Equity Income Fund, Income & Growth Fund, Large Cap Growth Fund, Mid Cap Value Fund, Small Cap Index Fund, Mid Cap Growth Fund and Foreign Fund, separately. In the course of the discussion, they noted, among other things, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe and (ii) had performance for the two-year period ended December 31, 2008 that ranked in the 3rd quintile or better in the Fund's performance group or performance universe.

Notes to Financial Statements (Unaudited) (Continued)

The Committee reviewed performance and expense information for the Asset Allocation Fund, and noted that it had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe. The Committee noted that the Fund had experienced unfavorable relative performance for the two-year period ended December 31, 2008, but that the Fund had achieved improved performance for the one-year period ended December 31, 2008, ranking in the 2nd and 3rd quintiles in the Fund's performance group and performance universe, respectively.

The Committee reviewed performance and expense information for each of the MML Small/Mid Cap Value Fund and MML Global Fund, separately. The Committee noted that each Fund had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe, but that each had unfavorable relative performance for the two-year period ended December 31, 2008. MassMutual reported to the Trustees that it has implemented, or is proposing to implement, a sub-adviser change to address each Fund's underperformance. In each case, MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the qualifications of the new sub-adviser, including the basis for MassMutual's confidence in the new sub-adviser.

The Committee reviewed performance and expense information for the Growth & Income Fund. The Committee noted, among other things, that the Fund had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe. MassMutual noted that the Fund had experienced unfavorable relative performance for the two-year period ended December 31, 2008, but said that it remained confident in the Fund's sub-adviser based on the sub-adviser's long-term track record. MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the basis for MassMutual's continuing confidence in the Fund's sub-adviser. MassMutual explained that, although there have been some portfolio manager changes on this Fund, the Fund's sub-adviser has strong longer-term composite performance and remains a high quality firm with excellent experience and resources.

In the case of the Concentrated Growth Fund, the Committee noted that although the Fund had an acceptable relative expense ratio, the Fund's performance for the two-year period ended December 31, 2008 had been unfavorable relative to its peer group. MassMutual confirmed its continuing confidence in the Fund's sub-adviser, but undertook in the coming months to review the sub-adviser's continuing performance and strategy and to report back to the Trustees. MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the basis for MassMutual's continuing confidence in the Fund's sub-adviser.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Notes to Financial Statements (Unaudited) (Continued)

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

12. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 18, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Allocation Fund
Initial Class	$1,000	0.62%	$1,029.00	$3.12	$1,021.70	$3.11
Service Class	1,000	0.87%	1,026.10	4.37	1,020.50	4.36
Equity Income Fund
Initial Class	1,000	0.79%	1,007.30	3.93	1,020.90	3.96
Service Class	1,000	1.04%	1,005.90	5.17	1,019.60	5.21
Income & Growth Fund
Initial Class	1,000	0.74%	985.00	3.64	1,021.10	3.71
Service Class	1,000	0.99%	983.50	4.87	1,019.90	4.96
Growth & Income Fund
Initial Class	1,000	0.56%	1,046.00	2.84	1,022.00	2.81
Service Class	1,000	0.81%	1,046.10	4.11	1,020.80	4.06
Large Cap Growth Fund
Initial Class	1,000	0.79%	1,079.00	4.07	1,020.90	3.96
Service Class	1,000	1.04%	1,076.00	5.35	1,019.60	5.21

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Concentrated Growth Fund
Class I	$1,000	0.91%	$1,128.10	$4.80	$1,020.30	$4.56
Class II	1,000	0.81%	1,127.80	4.27	1,020.80	4.06
Service Class I	1,000	1.16%	1,125.80	6.11	1,019.00	5.81
Mid Cap Value Fund
Initial Class	1,000	0.90%	1,031.70	4.53	1,020.30	4.51
Service Class	1,000	1.15%	1,030.30	5.79	1,019.10	5.76
Mid Cap Growth Fund
Initial Class	1,000	0.83%	1,162.90	4.45	1,020.70	4.16
Service Class	1,000	1.08%	1,159.80	5.78	1,019.40	5.41
Small/Mid Cap Value Fund
Initial Class	1,000	0.81%	1,076.80	4.17	1,020.80	4.06
Service Class	1,000	1.06%	1,074.90	5.45	1,019.50	5.31
Small Company Value Fund**
Class II	1,000	1.15%	1,279.00	4.45	1,019.09	5.76
Service Class I	1,000	1.40%	1,277.00	5.41	1,017.85	7.00
Small Cap Index Fund
Initial Class	1,000	0.53%	1,003.10	2.63	1,022.20	2.66
Service Class	1,000	0.78%	1,001.50	3.87	1,020.90	3.91
Global Fund
Class I	1,000	0.90%	1,050.20	4.58	1,020.30	4.51
Class II	1,000	0.80%	1,048.00	4.06	1,020.80	4.01
Service Class I	1,000	1.15%	1,048.30	5.84	1,019.10	5.76
Foreign Fund
Initial Class	1,000	0.99%	1,056.50	5.05	1,019.90	4.96
Service Class	1,000	1.24%	1,056.60	6.32	1,018.60	6.21

*Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on February 27, 2009, through June 30, 2009, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended June 30, 2009, multiplied by the number of days in the six month period and divided by the number of days in the year.

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual
FINANCIAL GROUP®

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540a 809
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MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Core Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2009

MassMutual FINANCIAL GROUP®

We'll help you get there.®

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Conservative Allocation Fund	7
MML Balanced Allocation Fund	8
MML Moderate Allocation Fund	9
MML Growth Allocation Fund	10
MML Aggressive Allocation Fund	11
MML American Funds® Core Allocation Fund	12
MML American Funds® Growth Fund	13
MML American Funds® International Fund	14
Statements of Assets and Liabilities	16
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	33
Other Information	47

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2009. Continuing a trend that was firmly established in 2008, global stock markets declined substantially early in 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — except the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

In January, Barack Obama was sworn in as the 44th president of the United States and, the following month, signed into law the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President's Letter to Shareholders (Continued)

immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

Clearly, the first half of 2009 has demonstrated the cyclical nature of the financial markets. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Although market conditions can, and often do, change on a daily basis, long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to achieve a more secure financial future.

Sincerely,

Richard J. Byrne
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What are the investment objectives of the Funds that constitute the MML Allocation Series, and who is the Series' investment adviser?
The MML Allocation Fund Series comprises five Funds — each of which has a "fund of funds" structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Each Fund invests in a combination of equity, fixed-income and money market funds advised primarily by Massachusetts Mutual Life Insurance Company (MassMutual) or a control affiliate of MassMutual, as well as in nonaffiliated funds ("underlying funds") using a specific asset allocation strategy (which varies by Fund, as described below). Underlying funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI) and non-affiliated funds.

Each Fund's assets are allocated to its underlying funds according to an asset allocation strategy, as follows:

MML Conservative Allocation Fund: Approximately 40% in equity funds and 60% in fixed-income funds, including money market funds.

MML Balanced Allocation Fund: Approximately 50% in equity funds and 50% in fixed-income funds, including money market funds.

MML Moderate Allocation Fund: Approximately 60% in equity funds and 40% in fixed-income funds, including money market funds.

MML Growth Allocation Fund: Approximately 75% in equity funds and 25% in fixed-income funds, including money market funds.

MML Aggressive Allocation Fund: Approximately 90% in equity funds and 10% in fixed-income funds, including money market funds.

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	41.9%
Fixed Income Funds	58.2%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	51.8%
Fixed Income Funds	48.2%
Total Long-Term Investments	100.0%
Other Assets and Liabilities	(0.0)%
Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	61.9%
Fixed Income Funds	38.1%
Total Long-Term Investments	100.0%
Other Assets and Liabilities	(0.0)%
Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	76.5%
Fixed Income Funds	23.5%
Total Long-Term Investments	100.0%
Other Assets and Liabilities	(0.0)%
Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	90.9%
Fixed Income Funds	9.2%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML American Funds® Core Allocation Fund, and who is the Fund's investment adviser?
The Fund seeks as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of series of the American Funds Insurance Series® ("the Underlying Funds") using a flexible asset allocation approach. As of the date of this report, it is expected that the Underlying Funds will include Class 1 shares of the American Funds Insurance Series — Bond Fund, the American Funds Insurance Series — Blue Chip Income and Growth Fund, the American Funds Insurance Series — Growth-Income Fund and the American Funds Insurance Series — International Fund. The Fund's investment adviser allocates the Fund's assets among a variety of different asset classes, including U.S. and foreign equity and fixed-income securities, through investing in Underlying Funds in response to changing market, economic and investment conditions. The Fund's investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	65.5%
Fixed Income Funds	34.6%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

What is the investment objective of MML American Funds® Growth Fund, and who is the Fund's investment adviser?
The Fund seeks to provide investors with long-term capital growth, through the use of a "master feeder" relationship. The Fund invests all of its assets in Class 1 shares of the Growth Fund (the "Master Growth Fund"), a series of the American Funds Insurance Series® , a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with the same investment objective. The Master Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. Capital Research seeks to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The Master Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada. The Fund's investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	100.2%
Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment objective of MML American Funds® International Fund, and who is the Fund's investment adviser?
The Fund seeks long-term capital growth of assets, through the use of a "master feeder" relationship. The Fund invests all of its assets in Class 1 shares of the International Fund (the "Master International Fund"), a series of the American Funds Insurance Series® , a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with the same investment objective. The Master International Fund invests primarily in common stocks of companies located outside the United States, including emerging and developing markets. Capital Research seeks to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The Fund's investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	100.2%
Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

6

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	1,736,232	$13,803,044
MML Concentrated Growth Fund, Class I (a) (b)	202,810	1,018,107
MML Equity Fund, Initial Class (a) (b)	681,862	10,105,195
MML Equity Income Fund, Initial Class (a)	1,407,671	9,670,700
MML Foreign Fund, Initial Class (a)	76,577	572,798
MML Global Fund, Initial Class (a)	170,792	1,036,708
MML Income & Growth Fund, Initial Class (a)	505,119	3,323,684
MML Inflation-Protected and Income Fund, Initial Class (a)	2,259,439	22,775,141
MML Managed Bond Fund, Initial Class (a)	3,684,149	45,116,523
MML Mid Cap Growth Fund, Initial Class (a)	692,240	5,288,713
MML Mid Cap Value Fund, Initial Class (a)	528,915	3,781,743
MML Money Market Fund, Initial Class (a)	3,727,232	3,724,620
MML Small Cap Equity Fund, Initial Class (a)	764,175	4,781,655
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	78,520	922,366
MML Small Company Value Fund, Initial Class (a)	83,726	1,070,859
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	34,236	1,031,179
Oppenheimer Global Securities Fund, Non-Service Shares (a)	278,134	5,915,903
Oppenheimer International Fund, Non-Service Shares (a)	4,421,949	5,881,192
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	4,870,730	23,038,554
PIMCO Variable Insurance Trust	10,546	84,792
TOTAL MUTUAL FUNDS (Cost $155,302,201)		162,943,476
TOTAL LONG-TERM INVESTMENTS (Cost $155,302,201)		162,943,476
TOTAL INVESTMENTS – 100.1% (Cost $155,302,201) (c)		162,943,476
Other Assets/ (Liabilities) – (0.1)%		(84,740)
NET ASSETS – 100.0%		$162,858,736

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	2,207,436	$17,549,116
MML Concentrated Growth Fund, Class I (a) (b)	1,209,884	6,073,618
MML Equity Fund, Initial Class (a) (b)	1,068,153	15,830,028
MML Equity Income Fund, Initial Class (a)	2,500,334	17,177,294
MML Foreign Fund, Initial Class (a)	95,348	713,205
MML Global Fund, Initial Class (a)	214,516	1,302,111
MML Income & Growth Fund, Initial Class (a)	787,579	5,182,269
MML Inflation-Protected and Income Fund, Initial Class (a)	2,854,561	28,773,977
MML Managed Bond Fund, Initial Class (a)	3,508,288	42,962,909
MML Mid Cap Growth Fund, Initial Class (a)	924,292	7,061,592
MML Mid Cap Value Fund, Initial Class (a)	921,875	6,591,406
MML Money Market Fund, Initial Class (a)	3,885,662	3,882,938
MML Small Cap Equity Fund, Initial Class (a)	1,114,799	6,975,601
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	103,334	1,213,856
MML Small Company Value Fund, Initial Class (a)	148,546	1,899,901
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	227,175	6,842,504
Oppenheimer Global Securities Fund, Non-Service Shares (a)	400,879	8,526,702
Oppenheimer International Fund, Non-Service Shares (a)	7,679,526	10,213,770
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	6,245,970	29,543,438
PIMCO Variable Insurance Trust	16,246	130,615
TOTAL MUTUAL FUNDS (Cost $218,998,121)		218,446,850
TOTAL LONG-TERM INVESTMENTS (Cost $218,998,121)		218,446,850
TOTAL INVESTMENTS – 100.0% (Cost $218,998,121) (c)		218,446,850
Other Assets/ (Liabilities) – (0.0)%		(106,542)
NET ASSETS – 100.0%		$218,340,308

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	6,664,697	$52,984,342
MML Concentrated Growth Fund, Class I (a) (b)	4,392,816	22,051,937
MML Equity Fund, Initial Class (a) (b)	2,955,444	43,799,688
MML Equity Income Fund, Initial Class (a)	7,473,383	51,342,143
MML Foreign Fund, Initial Class (a)	450,884	3,372,614
MML Global Fund, Initial Class (a)	558,173	3,388,113
MML Income & Growth Fund, Initial Class (a)	2,351,655	15,473,890
MML Inflation-Protected and Income Fund, Initial Class (a)	5,937,832	59,853,346
MML Managed Bond Fund, Initial Class (a)	8,195,421	100,362,080
MML Mid Cap Growth Fund, Initial Class (a)	2,681,738	20,488,480
MML Mid Cap Value Fund, Initial Class (a)	3,050,362	21,810,085
MML Money Market Fund, Initial Class (a)	9,490,973	9,484,320
MML Small Cap Equity Fund, Initial Class (a)	2,987,636	18,694,461
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,586,045	18,631,198
MML Small Company Value Fund, Initial Class (a)	545,644	6,978,790
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	662,875	19,965,783
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,218,057	25,908,080
Oppenheimer International Fund, Non-Service Shares (a)	28,593,824	38,029,786
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	11,435,571	54,090,251
PIMCO Variable Insurance Trust	59,127	475,383
TOTAL MUTUAL FUNDS (Cost $599,311,886)		587,184,770
TOTAL LONG-TERM INVESTMENTS (Cost $599,311,886)		587,184,770
TOTAL INVESTMENTS – 100.0% (Cost $599,311,886) (c)		587,184,770
Other Assets/ (Liabilities) – (0.0)%		(257,367)
NET ASSETS – 100.0%		$586,927,403

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	11,480,890	$91,273,074
MML Concentrated Growth Fund, Class I (a) (b)	7,097,865	35,631,281
MML Equity Fund, Initial Class (a) (b)	4,886,127	72,412,403
MML Equity Income Fund, Initial Class (a)	11,909,738	81,819,899
MML Foreign Fund, Initial Class (a)	650,960	4,869,183
MML Global Fund, Initial Class (a)	1,186,172	7,200,065
MML Income & Growth Fund, Initial Class (a)	4,049,085	26,642,979
MML Inflation-Protected and Income Fund, Initial Class (a)	4,766,014	48,041,425
MML Managed Bond Fund, Initial Class (a)	6,266,869	76,744,807
MML Mid Cap Growth Fund, Initial Class (a)	4,723,396	36,086,746
MML Mid Cap Value Fund, Initial Class (a)	4,711,436	33,686,771
MML Money Market Fund, Initial Class (a)	9,971,323	9,964,333
MML Small Cap Equity Fund, Initial Class (a)	5,026,688	31,453,369
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,316,099	27,207,117
MML Small Company Value Fund, Initial Class (a)	930,531	11,901,485
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	1,161,114	34,972,765
Oppenheimer Global Securities Fund, Non-Service Shares (a)	2,014,261	42,843,330
Oppenheimer International Fund, Non-Service Shares (a)	55,107,109	73,292,455
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	11,328,708	53,584,788
PIMCO Variable Insurance Trust	91,082	732,298
TOTAL MUTUAL FUNDS (Cost $840,038,878)		800,360,573
TOTAL LONG-TERM INVESTMENTS (Cost $840,038,878)		800,360,573
TOTAL INVESTMENTS – 100.0% (Cost $840,038,878) (c)		800,360,573
Other Assets/ (Liabilities) – (0.0)%		(336,655)
NET ASSETS – 100.0%		$800,023,918

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	595,810	$4,736,693
MML Concentrated Growth Fund, Class I (a) (b)	413,865	2,077,601
MML Equity Fund, Initial Class (a) (b)	239,505	3,549,457
MML Equity Income Fund, Initial Class (a)	580,689	3,989,336
MML Foreign Fund, Initial Class (a)	43,927	328,575
MML Global Fund, Initial Class (a)	73,049	443,409
MML Income & Growth Fund, Initial Class (a)	216,007	1,421,327
MML Inflation-Protected and Income Fund, Initial Class (a)	104,206	1,050,400
MML Managed Bond Fund, Initial Class (a)	114,219	1,398,733
MML Mid Cap Growth Fund, Initial Class (a)	330,769	2,527,077
MML Mid Cap Value Fund, Initial Class (a)	274,711	1,964,185
MML Money Market Fund, Initial Class (a)	23,974	23,957
MML Small Cap Equity Fund, Initial Class (a)	290,324	1,816,639
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	170,314	2,000,670
MML Small Company Value Fund, Initial Class (a)	51,530	659,074
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	59,202	1,783,167
Oppenheimer Global Securities Fund, Non-Service Shares (a)	136,980	2,913,574
Oppenheimer International Fund, Non-Service Shares (a)	3,568,799	4,746,503
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	222,913	1,054,380
PIMCO Variable Insurance Trust	2,360	18,977
TOTAL MUTUAL FUNDS (Cost $43,792,935)		38,503,734
TOTAL LONG-TERM INVESTMENTS (Cost $43,792,935)		38,503,734
TOTAL INVESTMENTS – 100.1% (Cost $43,792,935) (c)		38,503,734
Other Assets/ (Liabilities) – (0.1)%		(26,573)
NET ASSETS – 100.0%		$38,477,161

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Blue Chip Income and Growth Fund	6,289,015	$42,953,970
American Funds Bond Fund	6,034,259	60,040,877
American Funds Growth-Income Fund	2,004,570	52,259,139
American Funds International Fund	1,315,866	18,395,806
TOTAL MUTUAL FUNDS (Cost $161,476,164)		173,649,792
TOTAL LONG-TERM INVESTMENTS (Cost $161,476,164)		173,649,792
TOTAL INVESTMENTS – 100.1% (Cost $161,476,164) (a)		173,649,792
Other Assets/ (Liabilities) – (0.1)%		(135,519)
NET ASSETS – 100.0%		$173,514,273

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
American Funds Insurance Series Funds	393,425	$14,867,547
TOTAL MUTUAL FUNDS (Cost $13,279,129)		14,867,547
TOTAL INVESTMENTS – 100.2% (Cost $13,279,129) (a)		14,867,547
Other Assets/ (Liabilities) – (0.2)%		(26,750)
NET ASSETS – 100.0%		$14,840,797

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
American Funds International Fund	1,037,773	$14,508,070
TOTAL MUTUAL FUNDS (Cost $12,453,305)		14,508,070
TOTAL INVESTMENTS – 100.2% (Cost $12,453,305) (a)		14,508,070
Other Assets/ (Liabilities) – (0.2)%		(26,370)
NET ASSETS – 100.0%		$14,481,700

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

14

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$84,792	$130,615
Investments, at value - affiliated issuers (Note 2) (b)	162,858,684	218,316,235
Total investments	162,943,476	218,446,850
Receivables from:
Investments sold	3,421	18,988
Investment adviser (Note 3)	5	-
Fund shares sold	2,107,372	98,063
Prepaid expenses	-	-
Total assets	165,054,274	218,563,901
Liabilities:
Payables for:
Investments purchased	2,105,906	93,016
Fund shares repurchased	4,887	24,035
Investment advisory fees	-	-
Trustees' fees and expenses (Note 3)	3,140	5,026
Affiliates (Note 3):
Investment management fees	13,880	18,835
Administration fees	-	-
Service fees	49,333	63,895
Accrued expense and other liabilities	18,392	18,786
Total liabilities	2,195,538	223,593
Net assets	$162,858,736	$218,340,308
Net assets consist of:
Paid-in capital	$158,969,132	$224,269,234
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	1,523,861	1,969,546
Accumulated net realized gain (loss) on investments	(5,275,532)	(7,347,201)
Net unrealized appreciation (depreciation) on investments	7,641,275	(551,271)
Net assets	$162,858,736	$218,340,308

(a) Cost of investments - unaffiliated issuers:	$72,038	$111,933
(b) Cost of investments - affiliated issuers:	$155,230,163	$218,886,188

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$475,383	$732,298	$18,977	$173,649,792	$14,867,547	$14,508,070
586,709,387	799,628,275	38,484,757	-	-	-
587,184,770	800,360,573	38,503,734	173,649,792	14,867,547	14,508,070

286,582	2,346	3,149	1,377,749	30,945	288,233
-	-	903	-	2,039	2,062
206,439	525,800	334	-	28,122	40,127
-	-	-	47,453	-	-
587,677,791	800,888,719	38,508,120	175,074,994	14,928,653	14,838,492

142,443	525,354	271	-	-	-
350,579	2,793	3,211	1,377,749	59,066	328,361
-	-	-	565	-	-
14,638	20,661	1,325	1,887	161	178

50,933	69,501	3,366	30,113	1,959	1,903
-	-	-	37,641	3,264	3,172
168,481	222,041	6,071	95,055	8,068	7,897
23,314	24,451	16,715	17,711	15,338	15,281
750,388	864,801	30,959	1,560,721	87,856	356,792
$586,927,403	$800,023,918	$38,477,161	$173,514,273	$14,840,797	$14,481,700

$612,179,386	$864,073,190	$45,672,511	$159,430,470	$13,350,091	$12,323,949
5,314,310	5,404,039	229,085	2,486,543	67,051	220,820
(18,439,177)	(29,775,006)	(2,135,234)	(576,368)	(164,763)	(117,834)
(12,127,116)	(39,678,305)	(5,289,201)	12,173,628	1,588,418	2,054,765
$586,927,403	$800,023,918	$38,477,161	$173,514,273	$14,840,797	$14,481,700

$405,216	$615,034	$16,254	$161,476,164	$13,279,129	$12,453,305
$598,906,670	$839,423,844	$43,776,681	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$74,507,712	$100,827,399
Shares outstanding (a)	8,512,880	12,310,968
Net asset value, offering price and redemption price per share	$8.75	$8.19
Service Class shares:
Net assets	$88,351,024	$117,512,909
Shares outstanding (a)	10,116,196	14,369,230
Net asset value, offering price and redemption price per share	$8.73	$8.18
Service Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$280,119,717	$389,062,322	$28,038,805	$-	$-	$-
35,584,701	53,428,584	4,130,900	-	-	-
$7.87	$7.28	$6.79	$-	$-	$-

$306,807,686	$410,961,596	$10,438,356	$-	$-	$-
39,046,919	56,528,674	1,542,104	-	-	-
$7.86	$7.27	$6.77	$-	$-	$-

$-	$-	$-	$173,514,273	$14,840,797	$14,481,700
-	-	-	21,013,173	2,071,210	1,819,718
$-	$-	$-	$8.26	$7.17	$7.96

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends	$-	$-
Dividends from affiliated issuers	671,970	764,219
Total investment income	671,970	764,219
Expenses (Note 3):
Investment management fees	61,560	85,109
Custody fees	6,449	6,146
Audit and legal fees	15,827	16,643
Proxy fees	382	382
Shareholder reporting fees	2,900	4,181
Trustees' fees	6,255	8,948
	93,373	121,409
Administration fees:
Service Class I	-	-
Service fees:
Service Class	78,586	101,058
Service Class I	-	-
Total expenses	171,959	222,467
Expenses waived (Note 3):
Initial Class fees waived by advisor	-	-
Service Class fees waived by advisor	-	-
Service Class I fees waived by advisor	-	-
Net expenses	171,959	222,467
Net investment income (loss)	500,011	541,752
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,929,887)	(6,237,033)
Realized gain distributions from unaffiliated issuers	1,003	1,440
Realized gain distributions from affiliated issuers (Note 7)	489,407	473,571
Net realized gain (loss)	(4,439,477)	(5,762,022)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	16,017,290	21,688,178
Net change in unrealized appreciation (depreciation)	16,017,290	21,688,178
Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,577,813	15,926,156
Net increase (decrease) in net assets resulting from operations	$12,077,824	$16,467,908

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$-	$-	$-	$1,079,436	$38,026	$114,558
2,253,010	2,928,315	171,155	-	-	-
2,253,010	2,928,315	171,155	1,079,436	38,026	114,558

234,588	316,804	16,019	116,695	7,379	7,370
6,613	6,598	6,544	4,275	814	832
21,575	24,294	14,482	14,818	14,007	14,012
382	382	381	382	382	381
11,831	15,827	869	2,305	259	275
25,331	34,068	1,780	5,046	408	450
300,320	397,973	40,075	143,521	23,249	23,320

-	-	-	145,869	12,299	12,283
270,902	353,344	9,560	-	-	-
-	-	-	145,869	12,299	12,283
571,222	751,317	49,635	435,259	47,847	47,886

-	-	(6,151)	-	-	-
-	-	(1,886)	-	-	-
-	-	-	-	(13,410)	(13,494)
571,222	751,317	41,598	435,259	34,437	34,392
1,681,788	2,176,998	129,557	644,177	3,589	80,166

(16,054,817)	(27,045,624)	(1,766,183)	(515,271)	(102,159)	(43,886)
5,469	9,201	213	-	-	-
1,385,707	1,501,132	81,688	-	-	-
(14,663,641)	(25,535,291)	(1,684,282)	(515,271)	(102,159)	(43,886)

59,828,037	94,151,365	5,506,486	13,352,901	1,703,549	2,018,159
59,828,037	94,151,365	5,506,486	13,352,901	1,703,549	2,018,159
45,164,396	68,616,074	3,822,204	12,837,630	1,601,390	1,974,273
$46,846,184	$70,793,072	$3,951,761	$13,481,807	$1,604,979	$2,054,439

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$500,011	$1,010,710
Net realized gain (loss) on investment transactions	(4,439,477)	(822,911)
Net change in unrealized appreciation (depreciation) on investments	16,017,290	(8,376,464)
Net increase (decrease) in net assets resulting from operations	12,077,824	(8,188,665)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4)
Service Class *	-	(0)†
Total distributions from net investment income	-	(4)
From net realized gains:
Initial Class	-	(1,144)
Service Class *	-	(3)
Total distributions from net realized gains	-	(1,147)
Net fund share transactions (Note 5):
Initial Class	16,280,073	61,606,233
Service Class *	43,231,046	37,698,794
Increase (decrease) in net assets from fund share transactions	59,511,119	99,305,027
Total increase (decrease) in net assets	71,588,943	91,115,211
Net assets
Beginning of period	91,269,793	154,582
End of period	$162,858,736	$91,269,793
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,523,861	$1,023,850

†	Amount is less than $0.50.
*	Service Class shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$541,752	$1,401,002	$1,681,788	$3,552,997	$2,176,998	$3,079,082
(5,762,022)	(1,558,383)	(14,663,641)	(3,695,991)	(25,535,291)	(4,091,712)
21,688,178	(22,239,085)	59,828,037	(71,954,104)	94,151,365	(133,827,837)
16,467,908	(22,396,466)	46,846,184	(72,097,098)	70,793,072	(134,840,467)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	(1,504)	-	(1,740)	-	(2,157)
-	(2)	-	(1)	-	(1)
-	(1,506)	-	(1,741)	-	(2,158)

4,991,126	111,190,822	6,959,798	325,397,547	1,091,005	490,160,771
59,012,520	48,921,533	134,663,683	145,005,005	189,143,856	183,524,175
64,003,646	160,112,355	141,623,481	470,402,552	190,234,861	673,684,946
80,471,554	137,714,383	188,469,665	398,303,713	261,027,933	538,842,321

137,868,754	154,371	398,457,738	154,025	538,995,985	153,664
$218,340,308	$137,868,754	$586,927,403	$398,457,738	$800,023,918	$538,995,985
$1,969,546	$1,427,794	$5,314,310	$3,632,522	$5,404,039	$3,227,041

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$129,557	$86,628
Net realized gain (loss) on investment transactions	(1,684,282)	(438,050)
Net change in unrealized appreciation (depreciation) on investments	5,506,486	(10,793,194)
Net increase (decrease) in net assets resulting from operations	3,951,761	(11,144,616)
Distributions to shareholders (Note 2):
From net realized gains:
Initial Class	-	(2,396)
Service Class *	-	(8)
Total distributions from net realized gains	-	(2,404)
Net fund share transactions (Note 5):
Initial Class	983,410	35,507,397
Service Class *	5,111,988	3,916,329
Service Class I	-	-
Increase (decrease) in net assets from fund share transactions	6,095,398	39,423,726
Total increase (decrease) in net assets	10,047,159	28,276,706
Net assets
Beginning of period	28,430,002	153,296
End of period	$38,477,161	$28,430,002
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$229,085	$99,528

*	Service Class shares commenced operations on August 15, 2008.
**	Fund commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Core Allocation Fund		MML American Funds Growth Fund		MML American Funds International Fund
Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*	Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*	Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*

$644,177	$1,842,366	$3,589	$63,462	$80,166	$140,654
(515,271)	(61,097)	(102,159)	(62,604)	(43,886)	(73,948)
13,352,901	(1,179,273)	1,703,549	(115,131)	2,018,159	36,606
13,481,807	601,996	1,604,979	(114,273)	2,054,439	103,312

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-
-	-	-	-	-	-
92,158,791	67,271,679	7,156,025	6,194,066	6,017,615	6,306,334
92,158,791	67,271,679	7,156,025	6,194,066	6,017,615	6,306,334
105,640,598	67,873,675	8,761,004	6,079,793	8,072,054	6,409,646

67,873,675	-	6,079,793	-	6,409,646	-
$173,514,273	$67,873,675	$14,840,797	$6,079,793	$14,481,700	$6,409,646
$2,486,543	$1,842,366	$67,051	$63,462	$220,820	$140,654

25

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Conservative Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Period Ended 12/31/07++
Net asset value, beginning of period	$8.15		$10.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.28	***	0.13	***
Net realized and unrealized gain (loss) on investments	0.53		(2.24)		0.18
Total income (loss) from investment operations	0.60		(1.96)		0.31
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.20)
From net realized gains	-		(0.00†	)	-
Total distributions	-		(0.00†	)	(0.20)
Net asset value, end of period	$8.75		$8.15		$10.11
Total Return ^^	7.36%	**	(19.38%	)	3.09%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$74,508		$52,819		$155
Ratio of expenses to average daily net assets:
Before expense waiver	0.15%	*	0.27%		61.88%	*
After expense waiver	N/A		0.20%#		0.20%	*#
Net investment income (loss) to average daily net assets	1.76%	*	3.06%		3.81%	*
Portfolio turnover rate	16%	**	37%		0%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$8.14		$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.53		(1.70)
Total income (loss) from investment operations	0.59		(1.65)
Less distributions to shareholders:
From net investment income	-		(0.00†	)
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$8.73		$8.14
Total Return ^^	7.25%	**	(16.85%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$88,351		$38,451
Ratio of expenses to average daily net assets:
Before expense waiver	0.40%	*	0.49%	*
After expense waiver	N/A		0.45%	*#
Net investment income (loss) to average daily net assets	1.47%	*	1.62%	*
Portfolio turnover rate	16%	**	37%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Balanced Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Period Ended 12/31/07++
Net asset value, beginning of period	$7.59		$10.08		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.21	***	0.11	***
Net realized and unrealized gain (loss) on investments	0.55		(2.70)		0.19
Total income (loss) from investment operations	0.60		(2.49)		0.30
Less distributions to shareholders:
From net investment income	-		-		(0.22)
From net realized gains	-		(0.00†	)	-
Total distributions	-		(0.00†	)	(0.22)
Net asset value, end of period	$8.19		$7.59		$10.08
Total Return ^^	7.91%	**	(24.70%	)	2.96%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100,827		$88,583		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.14%	*	0.20%		61.68%	*
After expense waiver	N/A		N/A##		0.20%	*#
Net investment income (loss) to average daily net assets	1.35%	*	2.43%		3.23%	*
Portfolio turnover rate	14%	**	21%		0%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$7.59		$9.60
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.02	***
Net realized and unrealized gain (loss) on investments	0.55		(2.03)
Total income (loss) from investment operations	0.59		(2.01)
Less distributions to shareholders:
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$8.18		$7.59
Total Return ^^	7.77%	**	(20.94%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$117,513		$49,286
Ratio of expenses to average daily net assets:
Before expense waiver	0.39%	*	0.47%	*
After expense waiver	N/A		0.45%	*#
Net investment income (loss) to average daily net assets	1.02%	*	0.87%	*
Portfolio turnover rate	14%	**	21%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Moderate Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Period Ended 12/31/07++
Net asset value, beginning of period	$7.26		$10.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.18	***	0.11	***
Net realized and unrealized gain (loss) on investments	0.58		(2.96)		0.15
Total income (loss) from investment operations	0.61		(2.78)		0.26
Less distributions to shareholders:
From net investment income	-		-		(0.22)
From net realized gains	-		(0.00†	)	-
Total distributions	-		(0.00†	)	(0.22)
Net asset value, end of period	$7.87		$7.26		$10.04
Total Return ^^	8.40%	**	(27.69%	)	2.63%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$280,120		$251,682		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.13%	*	0.14%		61.59%	*
After expense waiver	N/A		N/A		0.20%	*#
Net investment income (loss) to average daily net assets	0.87%	*	2.09%		3.05%	*
Portfolio turnover rate	11%	**	18%		0%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$7.26		$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	0.58		(2.20)
Total income (loss) from investment operations	0.60		(2.18)
Less distributions to shareholders:
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$7.86		$7.26
Total Return ^^	8.26%	**	(23.09%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$306,808		$146,775
Net expenses to average daily net assets	0.38%	*	0.39%	*
Net investment income (loss) to average daily net assets	0.54%	*	0.86%	*
Portfolio turnover rate	11%	**	18%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Growth Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Period Ended 12/31/07++
Net asset value, beginning of period	$6.66		$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.10	***	0.08	***
Net realized and unrealized gain (loss) on investments	0.59		(3.46)		0.17
Total income (loss) from investment operations	0.62		(3.36)		0.25
Less distributions to shareholders:
From net investment income	-		-		(0.23)
From net realized gains	-		(0.00†	)	-
Total distributions	-		(0.00	)†	(0.23)
Net asset value, end of period	$7.28		$6.66		$10.02
Total Return ^^	9.31%	**	(33.53%	)	2.45%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$389,062		$354,595		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.13%	*	0.13%		61.40%	*
After expense waiver	N/A		N/A		0.20%	*#
Net investment income (loss) to average daily net assets	0.84%	*	1.24%		2.44%	*
Portfolio turnover rate	12%	**	14%		0%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.66		$9.20
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.59		(2.55)
Total income (loss) from investment operations	0.61		(2.54)
Less distributions to shareholders:
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$7.27		$6.66
Total Return ^^	9.16%	**	(27.61%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$410,962		$184,401
Net expenses to average daily net assets	0.38%	*	0.39%	*
Net investment income (loss) to average daily net assets	0.49%	*	0.24%	*
Portfolio turnover rate	12%	**	14%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Aggressive Allocation Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Period Ended 12/31/07++
Net asset value, beginning of period	$6.15		$9.99		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.61		(3.88)		0.16
Total income (loss) from investment operations	0.64		(3.84)		0.22
Less distributions to shareholders:
From net investment income	-		-		(0.23)
From net realized gains	-		(0.00†	)	-
Total distributions	-		(0.00†	)	(0.23)
Net asset value, end of period	$6.79		$6.15		$9.99
Total Return ^^	10.41%	**	(38.43%	)	2.15%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,039		$24,477		$153
Ratio of expenses to average daily net assets:
Before expense waiver	0.25%	*	0.40%		61.22%	*
After expense waiver	0.20%	*#	0.20%#		0.20%	*#
Net investment income (loss) to average daily net assets	0.87%	*	0.46%		1.85%	*
Portfolio turnover rate	12%	**	18%		0%	**
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.14		$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.61		(2.83)
Total income (loss) from investment operations	0.63		(2.84)
Less distributions to shareholders:
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$6.77		$6.14
Total Return ^^	10.26%	**	(31.62%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,438		$3,953
Ratio of expenses to average daily net assets:
Before expense waiver	0.50%	*	0.63%	*
After expense waiver	0.45%	*#	0.45%	*#
Net investment income (loss) to average daily net assets	0.60%	*	(0.27%	)*
Portfolio turnover rate	12%	**	18%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+
Net asset value, beginning of period	$7.75		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.72	***
Net realized and unrealized gain (loss) on investments	0.47		(2.97)
Total income (loss) from investment operations	0.51		(2.25)
Net asset value, end of period	$8.26		$7.75
Total Return ^^	6.58%	**	(22.50%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$173,514		$67,874
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	*	1.85%	*
After expense waiver	N/A		0.75%	*#
Net investment income (loss) to average daily net assets	1.10%	*	25.06%	*
Portfolio turnover rate	3%	**	1%	**

MML American Funds Growth Fund

	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+
Net asset value, beginning of period	$6.36		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.22	***
Net realized and unrealized gain (loss) on investments	0.81		(3.86)
Total income (loss) from investment operations	0.81		(3.64)
Net asset value, end of period	$7.17		$6.36
Total Return ^^	12.74%	**	(36.40%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,841		$6,080
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	13.92%	*
After expense waiver	0.70%	*#	0.70%	*#
Net investment income (loss) to average daily net assets	0.07%	*	9.23%	*
Portfolio turnover rate	4%	**	5%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds International Fund

	Service Class I
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+
Net asset value, beginning of period	$6.92		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.51	***
Net realized and unrealized gain (loss) on investments	0.98		(3.59)
Total income (loss) from investment operations	1.04		(3.08)
Net asset value, end of period	$7.96		$6.92
Total Return ^^	15.03%	**	(30.80%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,482		$6,410
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	13.59%	*
After expense waiver	0.70%	*#	0.70%	*#
Net investment income (loss) to average daily net assets	1.63%	*	19.94%	*
Portfolio turnover rate	6%	**	7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

32

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are eight series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds Growth Fund ("American Funds Growth Fund") and MML American Funds International Fund ("American Funds International Fund").

The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund commenced operations on August 15, 2008.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets primarily in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The Allocation Funds may also invest in non-affiliated funds. The financial statements included herein are those of the Allocation Funds and certain of the underlying funds in which they invest. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II, Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, and non-affiliated funds are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five listed above Allocation Funds are diversified and a shareholder's interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds or any non-affiliated funds in which the shares are invested. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund invest all of their investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company. The financial statements of the applicable American Funds Insurance Series are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov.

Each Fund, other than the American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund, offers two classes of shares: Initial Class and Service Class shares. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund offer one class of shares: Service Class I shares. Service Class shares and Service Class I shares commenced operations on August 15, 2008. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the

33

Notes to Financial Statements (Unaudited) (Continued)

financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value

34

Notes to Financial Statements (Unaudited) (Continued)

is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

All Funds had long-term investments at Level 1, with corresponding industries as represented in the portfolios of investments, and all short-term investments at Level 2, as of as of June 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income,

35

Notes to Financial Statements (Unaudited) (Continued)

adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Conservative Allocation Fund	0.10%	Aggressive Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%
Moderate Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Growth Allocation Fund	0.10%	American Funds International Fund	0.15%

36

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Core Allocation Fund	0.25%
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a 12b-1 Plan adopted by the Funds, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below through May 2, 2010 (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), based upon each Fund's average daily net assets, as follows:

Conservative Allocation Fund^^		Growth Allocation Fund^^
Initial Class	0.20%	Initial Class	0.20%
Service Class	0.45%	Service Class	0.45%
Balanced Allocation Fund^^		Aggressive Allocation Fund^^
Initial Class	0.20%	Initial Class	0.20%
Service Class	0.45%	Service Class	0.45%
Moderate Allocation Fund^^		American Funds Core Allocation Fund^^	0.75%
Initial Class	0.20%	American Funds Growth Fund^	0.70%
Service Class	0.45%	American Funds International Fund^	0.70%

^

Expense cap excludes Master Fund fees and expenses.

^^

Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Indirect Expenses

The Funds incur fees and expenses indirectly as shareholders in the underlying funds. For the period ended June 30, 2009, these expenses were as follows, based upon each Fund's average daily net assets:

Indirect Operating Expenses
Conservative Allocation Fund	0.63%
Balanced Allocation Fund	0.66%
Moderate Allocation Fund	0.70%
Growth Allocation Fund	0.74%
Aggressive Allocation Fund	0.80%
American Funds Core Allocation Fund	0.35%
American Funds Growth Fund	0.30%
American Funds International Fund	0.48%

37

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$79,853,919	$-	$19,311,726
Balanced Allocation Fund	-	88,939,793	-	23,873,699
Moderate Allocation Fund	-	196,917,179	-	52,083,084
Growth Allocation Fund	-	267,915,447	-	73,797,023
Aggressive Allocation Fund	-	10,118,605	-	3,810,428
American Funds Core Allocation Fund	-	96,257,286	-	3,333,006
American Funds Growth Fund	-	7,644,872	-	427,797
American Funds International Fund	-	6,747,907	-	593,142

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	2,773,590	$22,336,411	7,958,581	$75,250,754
Issued as reinvestment of dividends	-	-	117	1,149
Redeemed	(744,481)	(6,056,338)	(1,490,223)	(13,645,670)
Net increase (decrease)	2,029,109	$16,280,073	6,468,475	$61,606,233
Conservative Allocation Fund Service Class*
Sold	5,866,337	$47,217,274	4,783,762	$38,171,073
Issued as reinvestment of dividends	-	-	- +	3
Redeemed	(474,702)	(3,986,228)	(59,201)	(472,282)
Net increase (decrease)	5,391,635	$43,231,046	4,724,561	$37,698,794
Balanced Allocation Fund Initial Class
Sold	1,356,576	$10,332,957	12,840,812	$121,550,834
Issued as reinvestment of dividends	-	-	156	1,504
Redeemed	(720,390)	(5,341,831)	(1,181,507)	(10,361,516)
Net increase (decrease)	636,186	$4,991,126	11,659,461	$111,190,822

38

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Balanced Allocation Fund Service Class*
Sold	8,112,603	$60,866,991	6,510,353	$49,018,020
Issued as reinvestment of dividends	-	-	- +	2
Redeemed	(240,171)	(1,854,471)	(13,555)	(96,489)
Net increase (decrease)	7,872,432	$59,012,520	6,496,798	$48,921,533
Moderate Allocation Fund Initial Class
Sold	2,526,600	$18,277,865	35,999,869	$336,634,207
Issued as reinvestment of dividends	-	-	184	1,740
Redeemed	(1,605,660)	(11,318,067)	(1,351,626)	(11,238,400)
Net increase (decrease)	920,940	$6,959,798	34,648,427	$325,397,547
Moderate Allocation Fund Service Class*
Sold	19,171,081	$137,221,506	20,357,455	$145,932,433
Issued as reinvestment of dividends	-	-	- +	1
Redeemed	(351,322)	(2,557,823)	(130,295)	(927,429)
Net increase (decrease)	18,819,759	$134,663,683	20,227,160	$145,005,005
Growth Allocation Fund Initial Class
Sold	2,166,728	$14,121,205	54,699,995	$501,919,743
Issued as reinvestment of dividends	-	-	235	2,157
Redeemed	(1,994,927)	(13,030,200)	(1,458,784)	(11,761,129)
Net increase (decrease)	171,801	$1,091,005	53,241,446	$490,160,771
Growth Allocation Fund Service Class*
Sold	29,176,578	$191,425,054	27,726,524	$183,679,355
Issued as reinvestment of dividends	-	-	- +	1
Redeemed	(352,381)	(2,281,198)	(22,047)	(155,181)
Net increase (decrease)	28,824,197	$189,143,856	27,704,477	$183,524,175
Aggressive Allocation Fund Initial Class
Sold	252,701	$1,586,594	4,235,589	$37,812,789
Issued as reinvestment of dividends	-	-	267	2,396
Redeemed	(100,865)	(603,184)	(272,130)	(2,307,788)
Net increase (decrease)	151,836	$983,410	3,963,726	$35,507,397
Aggressive Allocation Fund Service Class*
Sold	985,557	$5,620,952	659,414	$4,017,427
Issued as reinvestment of dividends	-	-	1	8
Redeemed	(87,065)	(508,964)	(15,803)	(101,106)
Net increase (decrease)	898,492	$5,111,988	643,612	$3,916,329
American Funds Core Allocation Fund Service Class I**
Sold	12,697,868	$95,685,826	8,776,525	$67,394,040
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(444,959)	(3,527,035)	(16,261)	(122,361)
Net increase (decrease)	12,252,909	$92,158,791	8,760,264	$67,271,679
American Funds Growth Fund Service Class I**
Sold	1,228,684	$7,931,628	962,569	$6,233,781
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(113,588)	(775,603)	(6,455)	(39,715)
Net increase (decrease)	1,115,096	$7,156,025	956,114	$6,194,066

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
American Funds International Fund Service Class I**
Sold	987,899	$6,733,160	939,832	$6,401,985
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(94,182)	(715,545)	(13,831)	(95,651)
Net increase (decrease)	893,717	$6,017,615	926,001	$6,306,334

*Service Class shares commenced operations on August 15, 2008.

**Fund commenced operations on August 15, 2008.

+Amount rounds to less than 0.5 shares.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$155,302,201	$7,645,460	$(4,185)	$7,641,275
Balanced Allocation Fund	218,998,121	3,467,734	(4,019,005)	(551,271)
Moderate Allocation Fund	599,311,886	6,293,169	(18,420,285)	(12,127,116)
Growth Allocation Fund	840,038,878	6,725,749	(46,404,054)	(39,678,305)
Aggressive Allocation Fund	43,792,935	198,806	(5,488,007)	(5,289,201)
American Funds Core Allocation Fund	161,476,164	12,173,628	-	12,173,628
American Funds Growth Fund	13,279,129	1,588,418	-	1,588,418
American Funds International Fund	12,453,305	2,054,765	-	2,054,765

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

Expiring 2016
American Funds Core Allocation Fund	$483
American Funds International Fund	8,908

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Conservative Allocation Fund	$22,649
Aggressive Allocation Fund	40,592
American Funds Growth Fund	5,158

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

40

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$4	$1,147	$-
Balanced Allocation Fund	-	1,506	-
Moderate Allocation Fund	-	1,741	-
Growth Allocation Fund	-	2,158	-
Aggressive Allocation Fund	-	2,404	-

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended June 30, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,368,103	829,895	461,766	1,736,232	$13,803,044	$-	$-
MML Concentrated Growth Fund, Class I	-	202,810	-	202,810	1,018,107	-	-
MML Equity Fund, Initial Class	487,414	309,062	114,614	681,862	10,105,195	-	-
MML Equity Income Fund, Initial Class	970,528	662,945	225,802	1,407,671	9,670,700	-	-
MML Foreign Fund, Initial Class	-	76,577	-	76,577	572,798	-	-
MML Global Fund, Initial Class	-	170,792	-	170,792	1,036,708	-	-
MML Income & Growth Fund, Initial Class	-	505,119	-	505,119	3,323,684	-	-
MML Inflation-Protected and Income Fund, Initial Class	1,844,789	1,164,666	750,016	2,259,439	22,775,141	-	-
MML Managed Bond Fund, Initial Class	1,843,356	1,918,749	77,956	3,684,149	45,116,523	385,080	363,083
MML Mid Cap Growth Fund, Initial Class	447,406	285,274	40,440	692,240	5,288,713	-	-
MML Mid Cap Value Fund, Initial Class	277,856	261,815	10,756	528,915	3,781,743	-	-
MML Money Market Fund, Initial Class	-	3,727,232	-	3,727,232	3,724,620	-	-
MML Small Cap Equity Fund, Initial Class	548,366	337,371	121,562	764,175	4,781,655	-	-
MML Small Cap Growth Equity Fund, Initial Class	-	78,520	-	78,520	922,366	-	-
MML Small Company Value Fund, Initial Class	-	83,726	-	83,726	1,070,859	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	-	34,236	-	34,236	1,031,179	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	192,387	142,019	56,272	278,134	5,915,903	118,443	112,934
Oppenheimer International Fund, Non-Service Shares	3,206,078	2,111,885	896,014	4,421,949	5,881,192	79,604	-

41

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (continued)
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,976,558	2,032,485	138,313	4,870,730	$23,038,554	$88,843	$13,390
					$162,858,684	$671,970	$489,407
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,848,430	778,760	419,754	2,207,436	$17,549,116	$-	$-
MML Concentrated Growth Fund, Class I	952,713	407,181	150,010	1,209,884	6,073,618	-	-
MML Equity Fund, Initial Class	836,101	367,831	135,779	1,068,153	15,830,028	-	-
MML Equity Income Fund, Initial Class	1,875,893	884,862	260,421	2,500,334	17,177,294	-	-
MML Foreign Fund, Initial Class	-	95,348	-	95,348	713,205	-	-
MML Global Fund, Initial Class	-	214,516	-	214,516	1,302,111	-	-
MML Income & Growth Fund, Initial Class	-	787,579	-	787,579	5,182,269	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,762,788	1,232,697	1,140,924	2,854,561	28,773,977	-	-
MML Managed Bond Fund, Initial Class	1,657,199	1,866,745	15,656	3,508,288	42,962,909	312,861	294,990
MML Mid Cap Growth Fund, Initial Class	671,697	289,701	37,106	924,292	7,061,592	-	-
MML Mid Cap Value Fund, Initial Class	625,830	303,770	7,725	921,875	6,591,406	-	-
MML Money Market Fund, Initial Class	-	3,885,662	-	3,885,662	3,882,938	-	-
MML Small Cap Equity Fund, Initial Class	823,962	346,630	55,793	1,114,799	6,975,601	-	-
MML Small Cap Growth Equity Fund, Initial Class	-	103,334	-	103,334	1,213,856	-	-
MML Small Company Value Fund, Initial Class	-	148,546	-	148,546	1,899,901	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	165,242	69,799	7,866	227,175	6,842,504	17,919	-
Oppenheimer Global Securities Fund, Non-Service Shares	288,927	153,076	41,124	400,879	8,526,702	167,485	159,695
Oppenheimer International Fund, Non-Service Shares	6,015,167	2,786,565	1,122,206	7,679,526	10,213,770	140,649	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,455,668	2,083,550	293,248	6,245,970	29,543,438	125,305	18,886
					$218,316,235	$764,219	$473,571
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	5,884,091	1,875,660	1,095,054	6,664,697	$52,984,342	$-	$-
MML Concentrated Growth Fund, Class I	3,611,295	1,174,569	393,048	4,392,816	22,051,937	-	-
MML Equity Fund, Initial Class	2,395,838	796,494	236,888	2,955,444	43,799,688	-	-
MML Equity Income Fund, Initial Class	5,970,364	2,124,060	621,041	7,473,383	51,342,143	-	-
MML Foreign Fund, Initial Class	-	450,884	-	450,884	3,372,614	-	-
MML Global Fund, Initial Class	-	558,173	-	558,173	3,388,113	-	-
MML Income & Growth Fund, Initial Class	-	2,351,655	-	2,351,655	15,473,890	-	-
MML Inflation-Protected and Income Fund, Initial Class	5,918,451	2,011,849	1,992,468	5,937,832	59,853,346	-	-
MML Managed Bond Fund, Initial Class	4,738,435	3,463,200	6,214	8,195,421	100,362,080	846,088	797,758
MML Mid Cap Growth Fund, Initial Class	1,924,060	760,452	2,774	2,681,738	20,488,480	-	-
MML Mid Cap Value Fund, Initial Class	2,390,286	862,827	202,751	3,050,362	21,810,085	-	-
MML Money Market Fund, Initial Class	-	9,490,973	-	9,490,973	9,484,320	-	-
MML Small Cap Equity Fund, Initial Class	2,360,069	746,690	119,123	2,987,636	18,694,461	-	-
MML Small Cap Growth Equity Fund, Initial Class	1,230,182	393,086	37,223	1,586,045	18,631,198	-	-
MML Small Company Value Fund, Initial Class	-	545,644	-	545,644	6,978,790	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	478,872	186,590	2,587	662,875	19,965,783	50,201	-
Oppenheimer Global Securities Fund, Non-Service Shares	1,035,133	430,831	247,907	1,218,057	25,908,080	580,119	553,137

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (continued)
Oppenheimer International Fund, Non-Service Shares	24,139,724	8,683,745	4,229,645	28,593,824	$38,029,786	$545,626	$-
Oppenheimer Strategic Bond Fund, Non-Service Shares	8,496,375	3,037,108	97,912	11,435,571	54,090,251	230,976	34,812
					$586,709,387	$2,253,010	$1,385,707
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	10,219,700	3,241,284	1,980,094	11,480,890	$91,273,074	$-	$-
MML Concentrated Growth Fund, Class I	6,071,620	1,948,658	922,413	7,097,865	35,631,281	-	-
MML Equity Fund, Initial Class	4,001,022	1,320,371	435,266	4,886,127	72,412,403	-	-
MML Equity Income Fund, Initial Class	9,576,843	3,375,847	1,042,952	11,909,738	81,819,899	-	-
MML Foreign Fund, Initial Class	-	650,960	-	650,960	4,869,183	-	-
MML Global Fund, Initial Class	-	1,186,172	-	1,186,172	7,200,065	-	-
MML Income & Growth Fund, Initial Class	-	4,049,085	-	4,049,085	26,642,979	-	-
MML Inflation-Protected and Income Fund, Initial Class	4,730,038	1,603,189	1,567,213	4,766,014	48,041,425	-	-
MML Managed Bond Fund, Initial Class	3,370,337	2,900,637	4,105	6,266,869	76,744,807	604,888	570,335
MML Mid Cap Growth Fund, Initial Class	3,427,382	1,299,460	3,446	4,723,396	36,086,746	-	-
MML Mid Cap Value Fund, Initial Class	3,193,408	1,521,740	3,712	4,711,436	33,686,771	-	-
MML Money Market Fund, Initial Class	-	9,971,323	-	9,971,323	9,964,333	-	-
MML Small Cap Equity Fund, Initial Class	4,205,152	1,319,576	498,040	5,026,688	31,453,369	-	-
MML Small Cap Growth Equity Fund, Initial Class	1,643,634	679,653	7,188	2,316,099	27,207,117	-	-
MML Small Company Value Fund, Initial Class	-	930,531	-	930,531	11,901,485	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	846,394	318,640	3,920	1,161,114	34,972,765	89,432	-
Oppenheimer Global Securities Fund, Non-Service Shares	1,660,514	687,155	333,408	2,014,261	42,843,330	936,966	893,387
Oppenheimer International Fund, Non-Service Shares	46,087,125	16,379,720	7,359,736	55,107,109	73,292,455	1,048,820	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	9,059,104	3,220,296	950,692	11,328,708	53,584,788	248,209	37,410
					$799,628,275	$2,928,315	$1,501,132
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	571,679	127,570	103,439	595,810	$4,736,693	$-	$-
MML Concentrated Growth Fund, Class I	378,129	86,037	50,301	413,865	2,077,601	-	-
MML Equity Fund, Initial Class	208,054	48,231	16,780	239,505	3,549,457	-	-
MML Equity Income Fund, Initial Class	498,757	124,178	42,246	580,689	3,989,336	-	-
MML Foreign Fund, Initial Class	-	43,927	-	43,927	328,575	-	-
MML Global Fund, Initial Class	-	73,049	-	73,049	443,409	-	-
MML Income & Growth Fund, Initial Class	-	216,007	-	216,007	1,421,327	-	-
MML Inflation-Protected and Income Fund, Initial Class	108,023	25,251	29,068	104,206	1,050,400	-	-
MML Managed Bond Fund, Initial Class	65,142	50,472	1,395	114,219	1,398,733	11,656	10,990
MML Mid Cap Growth Fund, Initial Class	267,423	68,386	5,040	330,769	2,527,077	-	-
MML Mid Cap Value Fund, Initial Class	207,336	71,814	4,439	274,711	1,964,185	-	-
MML Money Market Fund, Initial Class	-	25,757	1,783	23,974	23,957	-	-
MML Small Cap Equity Fund, Initial Class	273,989	62,121	45,786	290,324	1,816,639	-	-
MML Small Cap Growth Equity Fund, Initial Class	142,574	32,277	4,537	170,314	2,000,670	-	-
MML Small Company Value Fund, Initial Class	-	51,530	-	51,530	659,074	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	44,352	15,803	953	59,202	1,783,167	4,692	-

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (continued)
Oppenheimer Global Securities Fund, Non-Service Shares	129,715	40,005	32,740	136,980	$2,913,574	$73,387	$69,973
Oppenheimer International Fund, Non-Service Shares	3,356,784	852,136	640,121	3,568,799	4,746,503	76,607	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	174,891	52,295	4,273	222,913	1,054,380	4,813	725
					$38,484,757	$171,155	$81,688

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

10. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

11. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

12. Trustees' Approval of Investment Advisory Contracts

At meetings in April and May 2009, the Contract Committee (the "Committee") and the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust or MassMutual (the "Independent Trustees"), re-approved the existing Advisory Agreements (collectively, the "Contracts") for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

44

Notes to Financial Statements (Unaudited) (Continued)

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with its review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Committee also noted that it had received in advance of the meeting or during the course of the past year, detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Committee reviewed performance and expense information for each of the Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund, separately. In the course of the discussion, they noted, among other things, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe and (ii) had performance for the one-year period ended December 31, 2008 that ranked in the 3rd quintile or better in the Fund's performance group or performance universe.

The Committee then reviewed performance and expense information for each of the Moderate Allocation Fund and Growth Allocation Fund, separately. In each case, the Committee noted that the Fund had total net expenses that ranked in the 2nd quintile in the Fund's expense universe. The Committee also noted, however, that each Fund had unfavorable relative performance for the one-year period ended December 31, 2008. MassMutual discussed with the Committee the basis for that underperformance and confirmed its confidence in MassMutual as the Funds' adviser. MassMutual cited specifically that each Fund had improved relative performance for the year-to-date period ended February 28, 2009.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

45

Notes to Financial Statements (Unaudited) (Continued)

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (iv) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

13. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 18, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

46

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.15%	$1,073.60	$0.77	$1,024.10	$0.75
Service Class	1,000	0.40%	1,072.50	2.06	1,022.80	2.01
Balanced Allocation Fund
Initial Class	1,000	0.14%	1,079.10	0.72	1,024.10	0.70
Service Class	1,000	0.39%	1,077.70	2.01	1,022.90	1.96
Moderate Allocation Fund
Initial Class	1,000	0.13%	1,084.00	0.67	1,024.10	0.65
Service Class	1,000	0.38%	1,082.60	1.96	1,022.90	1.91
Growth Allocation Fund
Initial Class	1,000	0.13%	1,093.10	0.67	1,024.10	0.65
Service Class	1,000	0.38%	1,091.60	1.97	1,022.90	1.91
Aggressive Allocation Fund
Initial Class	1,000	0.20%	1,104.10	1.04	1,023.80	1.00
Service Class	1,000	0.45%	1,102.60	2.35	1,022.60	2.26
American Funds Core Allocation Fund
Service Class I	1,000	0.75%	1,065.80	3.84	1,021.10	3.76

47

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
American Funds Growth Fund
Service Class I	$1,000	0.70%	$1,127.40	$3.69	$1,021.30	$3.51
American Funds International Fund
Service Class I	1,000	0.70%	1,150.30	3.73	1,021.30	3.51

*Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

48

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual
FINANCIAL GROUP®

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

AN7801 909
RI-02196-00 610

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	8/21/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/21/09

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/21/09